                               TABLE OF CONTENTS
                                                                       PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations ..............................................15
 Statements of Changes in Net Assets....................................28
 Notes to Financial Statements..........................................41
 Schedules of Investments
  Asset Allocation Account..............................................50
  Balanced Account......................................................57
  Blue Chip Account.....................................................64
  Bond Account..........................................................67
  Capital Value Account.................................................71
  Equity Growth Account.................................................73
  Government Securities Account.........................................75
  Growth Account........................................................76
  High Yield Account....................................................78
  International Account.................................................81
  International Emerging Markets Account................................84
  International SmallCap Account........................................87
  LargeCap Growth Account...............................................90
  LargeCap Growth Equity Account........................................91
  LargeCap Stock Index Account..........................................92
  MicroCap Account......................................................100
  MidCap Account........................................................110
  MidCap Growth Account.................................................113
  MidCap Growth Equity Account..........................................117
  MidCap Value Account..................................................120
  Money Market Account..................................................122
  Real Estate Account...................................................126
  SmallCap Account......................................................127
  SmallCap Growth Account...............................................133
  SmallCap Value Account................................................136
  Utilities Account.....................................................144
 Financial Highlights.................................................. 145
Report of Independent Auditors..........................................158
New Law Requirement.....................................................160

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $ 88,650,951       $151,234,300
                                              ============       ============
ASSETS
Investment in securities--at value........    $ 91,552,603       $144,039,631
Cash......................................      23,184,246             20,231
Receivables:
 Capital Shares sold......................          24,670             94,698
 Dividends and interest...................         476,379            588,364
 Investment securities sold...............         876,986            251,049
                                              ------------       ------------
                              Total Assets     116,114,884        144,993,973
LIABILITIES
Accrued expenses..........................          35,441             27,281
Payables:
 Investment securities purchased..........      14,175,458            752,656
                                              ------------       ------------
                         Total Liabilities      14,210,899            779,937
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $101,903,985       $144,214,036
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $100,925,472       $150,954,736
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................           8,255          4,137,836
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................      (1,931,394)        (3,683,867)
Net unrealized appreciation (depreciation)
 of investments...........................       2,901,652         (7,194,669)
                                              ------------       ------------
                          Total Net Assets    $101,903,985       $144,214,036
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............       9,035,801         10,501,548
NET ASSET VALUE PER SHARE ................    $      11.28       $      13.73
                                              ============       ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                   BLUE CHIP         BOND
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,174,630    $167,693,929
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,748,176    $168,980,047
Cash...........................................        78,936          17,109
Receivables:
 Capital Shares sold...........................            --         310,457
 Dividends and interest........................         4,481       1,616,723
 Investment securities sold....................         7,765              --
                                                 ------------    ------------
                                   Total Assets     4,839,358     170,924,336
LIABILITIES
Accrued expenses...............................         3,316          20,305
Payables:
 Capital Shares reacquired.....................         5,998              --
 Investment securities purchased...............        98,322       4,246,148
                                                 ------------    ------------
                              Total Liabilities       107,636       4,266,453
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,731,722    $166,657,883
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  6,198,643    $163,965,028
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............           415       8,088,643
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,040,882)     (6,681,906)
Net unrealized appreciation (depreciation) of
 investments...................................      (426,454)      1,286,118
                                                 ------------    ------------
                               Total Net Assets  $  4,731,722    $166,657,883
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................       623,348      14,072,974
NET ASSET VALUE PER SHARE .....................  $       7.59    $      11.84
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $251,505,780    $285,846,592
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $255,322,213    $328,202,048
Cash...........................................        19,996       6,715,724
Receivables:
 Capital Shares sold...........................         9,932              --
 Dividends and interest........................       305,888         247,528
 Investment securities sold....................            --       1,426,758
                                                 ------------    ------------
                                   Total Assets   255,658,029     336,592,058
LIABILITIES
Accrued expenses...............................        35,127          62,837
Payables:
 Capital Shares reacquired.....................            --          69,422
 Investment securities purchased...............     1,138,482       2,058,955
                                                 ------------    ------------
                              Total Liabilities     1,173,609       2,191,214
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $254,484,420    $334,400,844
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $255,322,272    $362,047,791
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        11,373         207,747
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (4,665,658)    (70,210,150)
Net unrealized appreciation (depreciation) of
 investments...................................     3,816,433      42,355,456
                                                 ------------    ------------
                               Total Net Assets  $254,484,420    $334,400,844
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     9,161,479      20,522,725
NET ASSET VALUE PER SHARE .....................  $      27.78    $      16.29
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........     $197,292,936      $240,517,207
                                               ============      ============
ASSETS
Investment in securities--at value........     $200,314,087      $207,798,467
Cash......................................           21,177           124,985
Receivables:
 Capital Shares sold......................          669,296            82,409
 Dividends and interest...................        1,400,902           103,252
 Investment securities sold...............               --         1,904,985
                                               ------------      ------------
                              Total Assets      202,405,462       210,014,098
LIABILITIES
Accrued expenses..........................           21,543            29,772
Payables:
 Indebtedness.............................               --           105,000
 Investment securities purchased..........        9,129,610                --
                                               ------------      ------------
                         Total Liabilities        9,151,153           134,772
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................     $193,254,309      $209,879,326
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................     $180,881,677      $269,144,906
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................        8,862,026            43,529
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................          489,455       (26,590,369)
Net unrealized appreciation (depreciation)
 of investments...........................        3,021,151       (32,718,740)
                                               ------------      ------------
                          Total Net Assets     $193,254,309      $209,879,326
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................      100,000,000       100,000,000
Shares issued and outstanding.............       16,694,706        17,152,361
NET ASSET VALUE PER SHARE ................     $      11.58      $      12.24
                                               ============      ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                  HIGH YIELD     INTERNATIONAL
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 13,360,009    $151,381,673
                                                 ============    ============
FOREIGN CURRENCY--AT COST .....................  $         --    $    398,451
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 12,446,964    $145,276,348
Foreign currency--at value.....................            --         404,071
Cash...........................................        67,441          54,949
Receivables:
 Capital Shares sold...........................            --         112,997
 Dividends and interest........................       269,912         321,368
 Investment securities sold....................            --         450,967
                                                 ------------    ------------
                                   Total Assets    12,784,317     146,620,700
LIABILITIES
Accrued expenses...............................         4,324          61,867
Payables:
 Capital Shares reacquired.....................           135              --
 Investment securities purchased...............            --         710,862
                                                 ------------    ------------
                              Total Liabilities         4,459         772,729
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 12,779,858    $145,847,971
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 18,134,363    $180,951,346
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       (38,071)        628,200
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (4,403,389)    (29,611,161)
Net unrealized appreciation (depreciation) of
 investments...................................      (913,045)     (6,105,325)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................            --         (15,089)
                                                 ------------    ------------
                               Total Net Assets  $ 12,779,858    $145,847,971
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     2,205,550      13,879,478
NET ASSET VALUE PER SHARE .....................  $       5.79    $      10.51
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................      $  5,755,704             $ 43,715,824
                                   ============             ============
FOREIGN CURRENCY--AT COST ...      $      1,908             $        254
                                   ============             ============
ASSETS
Investment in securities--at
 value.......................      $  6,632,705             $ 44,250,782
Foreign currency--at value...             1,883                      253
Cash.........................           526,018                   82,346
Receivables:
 Capital Shares sold.........                --                   30,097
 Dividends and interest......            12,830                   84,770
 Investment securities sold..             7,352                   87,652
                                   ------------             ------------
                 Total Assets         7,180,788               44,535,900
LIABILITIES
Accrued expenses.............            28,947                   34,436
Payables:
 Capital Shares reacquired...             2,389                       --
 Investment securities
  purchased..................           185,713                  827,804
                                   ------------             ------------
            Total Liabilities           217,049                  862,240
                                   ------------             ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........      $  6,963,739             $ 43,673,660
                                   ============             ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............      $  7,513,330             $ 55,061,093
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................            (2,472)                 103,596
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........        (1,423,844)             (12,019,550)
Net unrealized appreciation
 (depreciation) of
 investments.................           877,001                  534,958
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................              (276)                  (6,437)
                                   ------------             ------------
             Total Net Assets      $  6,963,739             $ 43,673,660
                                   ============             ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............       100,000,000              100,000,000
Shares issued and outstanding           779,728                4,028,031
NET ASSET VALUE PER SHARE ...      $       8.93             $      10.84
                                   ============             ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT    EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $ 10,033,320      $  4,758,233
                                              ============      ============
ASSETS
Investment in securities--at value..........  $  9,751,883      $  4,907,593
Cash........................................       669,827           240,241
Receivables:
 Capital Shares sold........................        23,774            76,842
 Dividends and interest.....................         3,590             1,355
                                              ------------      ------------
                                Total Assets    10,449,074         5,226,031
LIABILITIES
Accrued expenses............................         4,390             3,566
Payables:
 Investment securities purchased............            --            50,482
                                              ------------      ------------
                           Total Liabilities         4,390            54,048
                                              ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $ 10,444,684      $  5,171,983
                                              ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $ 12,091,337      $  7,683,580
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................    (1,365,216)       (2,660,957)
Net unrealized appreciation (depreciation)
 of investments.............................      (281,437)          149,360
                                              ------------      ------------
                            Total Net Assets  $ 10,444,684      $  5,171,983
                                              ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000       100,000,000
Shares issued and outstanding...............     1,181,963           950,818
NET ASSET VALUE PER SHARE ..................  $       8.84      $       5.44
                                              ============      ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                LARGECAP STOCK     MICROCAP
                                                INDEX ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 84,559,113     $ 12,156,461
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 73,570,968     $ 12,430,076
Cash..........................................        46,187          122,916
Receivables:
 Capital Shares sold..........................       252,960            7,127
 Dividends and interest.......................        73,358           13,264
                                                ------------     ------------
                                  Total Assets    73,943,473       12,573,383
LIABILITIES
Accrued expenses..............................        34,989           14,483
Payables:
 Variation margin on futures contracts........        27,495               --
                                                ------------     ------------
                             Total Liabilities        62,484           14,483
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 73,880,989     $ 12,558,900
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 86,426,097     $ 12,674,559
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         9,903               --
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................    (1,565,346)        (389,274)
Net unrealized appreciation (depreciation) of
 investments..................................   (10,989,665)         273,615
                                                ------------     ------------
                              Total Net Assets  $ 73,880,989     $ 12,558,900
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     8,915,734        1,370,104
NET ASSET VALUE PER SHARE ....................  $       8.29     $       9.17
                                                ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $259,953,477   $ 28,364,947
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $287,046,085   $ 26,884,095
Cash............................................        25,515        950,715
Receivables:
 Capital Shares sold............................       150,467          6,692
 Dividends and interest.........................       279,427          5,192
 Investment securities sold.....................     1,309,209             --
                                                  ------------   ------------
                                    Total Assets   288,810,703     27,846,694
LIABILITIES
Accrued expenses................................        40,095          8,450
Payables:
 Investment securities purchased................    10,032,807             --
 Variation margin on futures contracts..........        30,399             --
                                                  ------------   ------------
                               Total Liabilities    10,103,301          8,450
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $278,707,402   $ 27,838,244
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $247,112,479   $ 32,613,654
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............        28,050             --
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................     4,504,664     (3,294,558)
Net unrealized appreciation (depreciation) of
 investments....................................    27,062,209     (1,480,852)
                                                  ------------   ------------
                                Total Net Assets  $278,707,402   $ 27,838,244
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000    100,000,000
Shares issued and outstanding...................     8,684,318      3,280,193
NET ASSET VALUE PER SHARE ......................  $      32.09   $       8.49
                                                  ============   ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                MIDCAP GROWTH    MIDCAP VALUE
                                                EQUITY ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $  4,762,513     $ 10,070,930
                                                ============     ============
ASSETS
Investment in securities--at value............  $  6,687,938     $ 11,067,785
Cash..........................................       469,842          724,389
Receivables:
 Capital Shares sold..........................        11,562           31,622
 Dividends and interest.......................         1,227            8,224
 Investment securities sold...................        37,388               --
                                                ------------     ------------
                                  Total Assets     7,207,957       11,832,020
LIABILITIES
Accrued expenses..............................        12,257           11,567
Payables:
 Investment securities purchased..............       134,909           42,888
                                                ------------     ------------
                             Total Liabilities       147,166           54,455
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $  7,060,791     $ 11,777,565
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $  9,586,693     $ 10,848,464
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................    (4,451,327)         (67,754)
Net unrealized appreciation (depreciation) of
 investments..................................     1,925,425          996,855
                                                ------------     ------------
                              Total Net Assets  $  7,060,791     $ 11,777,565
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     1,197,350        1,007,932
NET ASSET VALUE PER SHARE ....................  $       5.90     $      11.68
                                                ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                  MONEY MARKET    REAL ESTATE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $180,605,217   $ 20,431,043
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $180,605,217   $ 22,553,661
Cash............................................        18,220         19,757
Receivables:
 Capital Shares sold............................        25,239             86
 Dividends and interest.........................       300,551        140,360
 Investment securities sold.....................            --        926,921
                                                  ------------   ------------
                                    Total Assets   180,949,227     23,640,785
LIABILITIES
Accrued expenses................................        26,643          6,364
Payables:
 Capital Shares reacquired......................            --      1,177,103
                                                  ------------   ------------
                               Total Liabilities        26,643      1,183,467
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $180,922,584   $ 22,457,318
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $180,922,584   $ 20,721,591
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............            --         16,986
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................            --       (403,877)
Net unrealized appreciation (depreciation) of
 investments....................................            --      2,122,618
                                                  ------------   ------------
                                Total Net Assets  $180,922,584   $ 22,457,318
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   500,000,000    100,000,000
Shares issued and outstanding...................   180,922,584      2,085,367
NET ASSET VALUE PER SHARE ......................  $      1.000   $      10.77
                                                  ============   ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 36,532,015     $ 45,408,724
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 36,378,165     $ 52,707,952
Cash.........................................        20,192        3,243,674
Receivables:
 Capital Shares sold.........................        51,434           62,543
 Dividends and interest......................        30,443            5,441
 Investment securities sold..................       128,182          251,873
                                               ------------     ------------
                                 Total Assets    36,608,416       56,271,483
LIABILITIES
Accrued expenses.............................        34,383           22,922
Payables:
 Investment securities purchased.............        80,946          282,808
                                               ------------     ------------
                            Total Liabilities       115,329          305,730
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 36,493,087     $ 55,965,753
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 42,380,146     $ 82,542,754
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (5,733,209)     (33,876,229)
Net unrealized appreciation (depreciation) of
 investments.................................      (153,850)       7,299,228
                                               ------------     ------------
                             Total Net Assets  $ 36,493,087     $ 55,965,753
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     4,546,815        5,281,558
NET ASSET VALUE PER SHARE ...................  $       8.03     $      10.60
                                               ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 26,733,960     $ 36,800,872
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 29,639,902     $ 33,707,761
Cash..........................................     1,088,309           20,200
Receivables:
 Capital Shares sold..........................        73,614           47,062
 Dividends and interest.......................        58,727           33,984
 Investment securities sold...................        61,806               --
                                                ------------     ------------
                                  Total Assets    30,922,358       33,809,007
LIABILITIES
Accrued expenses..............................        22,486            6,511
Payables:
 Investment securities purchased..............        11,840               --
                                                ------------     ------------
                             Total Liabilities        34,326            6,511
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 30,888,032     $ 33,802,496
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 28,306,226     $ 42,297,407
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......            --            8,903
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      (324,136)      (5,410,703)
Net unrealized appreciation (depreciation) of
 investments..................................     2,905,942       (3,093,111)
                                                ------------     ------------
                              Total Net Assets  $ 30,888,032     $ 33,802,496
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     2,716,593        3,872,230
NET ASSET VALUE PER SHARE ....................  $      11.37     $       8.73
                                                ============     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends................................     $   772,211       $  1,180,379
 Interest.................................       2,174,042          3,739,937
                                               -----------       ------------
                              Total Income       2,946,253          4,920,316
Expenses:
 Management and investment advisory fees..         769,651            864,481
 Custodian fees...........................          34,452             17,923
 Directors' fees..........................           5,504              8,786
 Other expenses...........................           1,224              2,517
                                               -----------       ------------
                            Total Expenses         810,831            893,707
                                               -----------       ------------
    Net Investment Income (Operating Loss)       2,135,422          4,026,609

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................      (1,928,491)        (2,125,998)
 Other investment companies...............              53                 --
Change in unrealized
 appreciation/depreciation of:
 Investments..............................      (4,255,801)       (13,191,279)
                                               -----------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies      (6,184,239)       (15,317,277)
                                               -----------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $(4,048,817)      $(11,290,668)
                                               ===========       ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                      BLUE CHIP       BOND
                                                       ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..........................................  $  59,119    $        --
 Interest...........................................     11,039      8,580,012
                                                      ---------    -----------
                                        Total Income     70,158      8,580,012
Expenses:
 Management and investment advisory fees............     29,551        671,822
 Custodian fees.....................................      6,197          7,545
 Directors' fees....................................      2,730          6,652
 Other expenses.....................................         57          1,847
                                                      ---------    -----------
                                      Total Expenses     38,535        687,866
                                                      ---------    -----------
              Net Investment Income (Operating Loss)     31,623      7,892,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions............................   (574,147)           952
Change in unrealized appreciation/depreciation of:
 Investments........................................   (418,615)     2,109,136
                                                      ---------    -----------
          Net Realized and Unrealized Gain (Loss) on
                  Investments and Foreign Currencies   (992,762)     2,110,088
                                                      ---------    -----------
Net Increase (Decrease) in Net Assets Resulting from
                                          Operations  $(961,139)   $10,002,234
                                                      =========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................  $  4,493,994    $  2,504,211
 Interest......................................       115,888         236,544
                                                 ------------    ------------
                                   Total Income     4,609,882       2,740,755
Expenses:
 Management and investment advisory fees.......     1,532,333       2,493,622
 Custodian fees................................         5,523          14,233
 Directors' fees...............................        15,059          20,121
 Other expenses................................         2,600           5,032
                                                 ------------    ------------
                                 Total Expenses     1,555,515       2,533,008
                                                 ------------    ------------
         Net Investment Income (Operating Loss)     3,054,367         207,747

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (4,665,658)    (67,072,028)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   (20,595,763)      8,874,601
                                                 ------------    ------------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (25,261,421)    (58,197,427)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $(22,207,054)   $(57,989,680)
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends................................     $        --       $  1,349,391
 Interest.................................       9,492,396             64,793
                                               -----------       ------------
                              Total Income       9,492,396          1,414,184
Expenses:
 Management and investment advisory fees..         749,046          1,346,524
 Custodian fees...........................           5,218              1,221
 Directors' fees..........................           7,500             14,706
 Other expenses...........................           2,089              8,204
                                               -----------       ------------
                            Total Expenses         763,853          1,370,655
                                               -----------       ------------
    Net Investment Income (Operating Loss)       8,728,543             43,529

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................       1,114,195        (20,281,831)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................         953,907        (53,160,966)
                                               -----------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies       2,068,102        (73,442,797)
                                               -----------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $10,796,645       $(73,399,268)
                                               ===========       ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                   HIGH YIELD    INTERNATIONAL
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends......................................  $    13,429    $  2,582,269
 Withholding tax on foreign dividends...........           --        (316,525)
 Interest.......................................    1,303,269         341,983
                                                  -----------    ------------
                                    Total Income    1,316,698       2,607,727
Expenses:
 Management and investment advisory fees........       79,926       1,308,061
 Custodian fees.................................        5,403          95,359
 Directors' fees................................          880           9,850
 Other expenses.................................          298           1,879
                                                  -----------    ------------
                                  Total Expenses       86,507       1,415,149
                                                  -----------    ------------
          Net Investment Income (Operating Loss)    1,230,191       1,192,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................     (933,568)    (27,758,688)
 Foreign currency transactions..................           --        (123,534)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................     (177,227)    (18,982,327)
 Translation of assets and liabilities in
  foreign currencies............................           --          97,915
                                                  -----------    ------------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   (1,110,795)    (46,766,634)
                                                  -----------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $   119,396    $(45,574,056)
                                                  ===========    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...................       $   133,301             $    697,783
 Withholding tax on foreign
  dividends..................           (13,950)                 (74,968)
 Interest....................            11,836                  151,494
                                    -----------             ------------
                 Total Income           131,187                  774,309
Expenses:
 Management and investment
  advisory fees..............            70,968                  537,250
 Custodian fees..............            59,195                   89,502
 Directors' fees.............             1,908                    2,885
 Other expenses..............                68                      560
                                    -----------             ------------
         Total Gross Expenses           132,139                  630,197
 Less: Management and
  investment advisory fees
  waived.....................            55,689                       --
                                    -----------             ------------
           Total Net Expenses            76,450                  630,197
                                    -----------             ------------
        Net Investment Income
             (Operating Loss)            54,737                  144,112

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....        (1,354,411)              (8,977,532)
 Foreign currency
  transactions...............           (25,213)                 (40,516)
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................         1,127,238               (2,580,218)
 Translation of assets and
  liabilities in foreign
  currencies.................              (268)                  (5,625)
                                    -----------             ------------
  Net Realized and Unrealized
   Gain (Loss) on Investments
      and  Foreign Currencies          (252,654)             (11,603,891)
                                    -----------             ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations       $  (197,917)            $(11,459,779)
                                    ===========             ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT   EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................   $    49,154      $    16,823
 Interest...................................        14,688            3,376
                                               -----------      -----------
                                Total Income        63,842           20,199
Expenses:
 Management and investment advisory fees....        98,765           42,440
 Custodian fees.............................         3,287            2,621
 Directors' fees............................         2,910            1,885
 Other expenses.............................           114               60
                                               -----------      -----------
                        Total Gross Expenses       105,076           47,006
 Less: Management and investment advisory
  fees waived...............................            --              404
                                               -----------      -----------
                          Total Net Expenses       105,076           46,602
                                               -----------      -----------
      Net Investment Income (Operating Loss)       (41,234)         (26,403)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................    (1,365,216)      (1,791,442)
Change in unrealized
 appreciation/depreciation of:
 Investments................................    (1,048,250)         389,873
                                               -----------      -----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies    (2,413,466)      (1,401,569)
                                               -----------      -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $(2,454,700)     $(1,427,972)
                                               ===========      ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                   LARGECAP STOCK    MICROCAP
                                                   INDEX ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.......................................   $   815,381     $ 135,439
 Interest........................................       110,426         3,163
                                                    -----------     ---------
                                     Total Income       925,807       138,602
Expenses:
 Management and investment advisory fees.........       223,887       111,286
 Custodian fees..................................        26,560        31,815
 Directors' fees.................................         5,771           809
 Other expenses..................................         2,087           181
                                                    -----------     ---------
                             Total Gross Expenses       258,305       144,091
 Less: Management and investment advisory fees
  waived.........................................         3,662            --
                                                    -----------     ---------
                               Total Net Expenses       254,643       144,091
                                                    -----------     ---------
           Net Investment Income (Operating Loss)       671,164        (5,489)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................      (731,030)     (227,230)
 Futures contracts...............................      (388,970)        6,290
 Other investment companies......................            45         4,146
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................    (7,871,747)      450,158
 Futures contracts...............................        31,567            --
                                                    -----------     ---------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies    (8,960,135)      233,364
                                                    -----------     ---------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations   $(8,288,971)    $ 227,875
                                                    ===========     =========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                    MIDCAP       MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................  $  3,016,398    $    60,528
 Interest......................................       683,564         16,350
 Security lending..............................        20,531             --
                                                 ------------    -----------
                                   Total Income     3,720,493         76,878
Expenses:
 Management and investment advisory fees.......     1,625,044        228,686
 Custodian fees................................        12,193         14,046
 Directors' fees...............................        15,220          1,623
 Other expenses................................         5,136            381
                                                 ------------    -----------
                                 Total Expenses     1,657,593        244,736
                                                 ------------    -----------
         Net Investment Income (Operating Loss)     2,062,900       (167,858)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................     4,485,696     (3,294,558)
 Other investment companies....................        18,968             --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   (17,316,899)    (1,237,947)
 Futures contracts.............................       (30,399)            --
                                                 ------------    -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (12,842,634)    (4,532,505)
                                                 ------------    -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $(10,779,734)   $(4,700,363)
                                                 ============    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................   $     8,747      $ 111,838
 Interest......................................         7,553         15,559
                                                  -----------      ---------
                                   Total Income        16,300        127,397
Expenses:
 Management and investment advisory fees.......        56,359         91,178
 Custodian fees................................        16,511         23,147
 Directors' fees...............................         2,826          2,971
 Other expenses................................            81            101
                                                  -----------      ---------
                           Total Gross Expenses        75,777        117,397
 Less: Management and investment advisory fees
  waived.......................................        14,054             --
                                                  -----------      ---------
                             Total Net Expenses        61,723        117,397
                                                  -----------      ---------
         Net Investment Income (Operating Loss)       (45,423)        10,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (3,954,633)       288,169
 Other investment companies....................            --            507
Change in unrealized appreciation/depreciation
 of:
 Investments...................................     2,374,580       (364,327)
                                                  -----------      ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    (1,580,053)       (75,651)
                                                  -----------      ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $(1,625,476)     $ (65,651)
                                                  ===========      =========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................................   $       --    $1,098,614
 Interest.........................................    6,162,948        19,984
                                                     ----------    ----------
                                      Total Income    6,162,948     1,118,598
Expenses:
 Management and investment advisory fees..........      711,218       184,424
 Custodian fees...................................       14,921         3,119
 Directors' fees..................................        7,117           943
 Other expenses...................................        1,665           499
                                                     ----------    ----------
                                    Total Expenses      734,921       188,985
                                                     ----------    ----------
            Net Investment Income (Operating Loss)    5,428,027       929,613

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --     1,227,144
 Other investment companies.......................           --        58,170
Change in unrealized appreciation/depreciation of:
 Investments......................................           --      (391,068)
                                                     ----------    ----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --       894,246
                                                     ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $5,428,027    $1,823,859
                                                     ==========    ==========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends....................................  $   248,628     $     10,147
 Interest.....................................       60,681           64,800
                                                -----------     ------------
                                  Total Income      309,309           74,947
Expenses:
 Management and investment advisory fees......      278,725          572,638
 Custodian fees...............................       47,331           18,980
 Directors' fees..............................        1,929            4,907
 Other expenses...............................          432            1,028
                                                -----------     ------------
                                Total Expenses      328,417          597,553
                                                -----------     ------------
        Net Investment Income (Operating Loss)      (19,108)        (522,606)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................   (5,214,852)     (32,791,609)
 Other investment companies...................        2,267               --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    5,864,090        9,738,299
                                                -----------     ------------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies      651,505      (23,053,310)
                                                -----------     ------------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $   632,397     $(23,575,916)
                                                ===========     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends....................................    $  496,426     $  1,123,582
 Interest.....................................        16,462           89,987
                                                  ----------     ------------
                                  Total Income       512,888        1,213,569
Expenses:
 Management and investment advisory fees......       258,967          256,850
 Custodian fees...............................        29,954            4,749
 Directors' fees..............................         1,175            2,514
 Other expenses...............................           285              629
                                                  ----------     ------------
                                Total Expenses       290,381          264,742
                                                  ----------     ------------
        Net Investment Income (Operating Loss)       222,507          948,827

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................     1,042,687       (5,276,011)
 Other investment companies...................         6,858               --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................       160,834       (9,459,409)
                                                  ----------     ------------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies     1,210,379      (14,735,420)
                                                  ----------     ------------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations    $1,432,886     $(13,786,593)
                                                  ==========     ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                   ASSET                        BALANCED
                             ALLOCATION ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2001           2000           2001            2000
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,135,422   $  2,464,763   $  4,026,609    $  4,932,309
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (1,928,438)     6,039,973     (2,125,998)      1,114,451
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (4,255,801)    (7,081,050)   (13,191,279)     (6,146,695)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (4,048,817)     1,423,686    (11,290,668)        (99,935)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (2,130,121)    (2,405,702)    (4,931,951)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........            --     (7,411,530)            --              --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.      (211,673)            --     (2,258,458)             --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (2,341,794)    (9,817,232)    (7,190,409)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    24,404,181     17,713,098     16,439,542      11,444,275
Shares issued in
 reinvestment of
 dividends and
 distributions.........     2,341,794      9,657,760      7,190,409              --
Shares redeemed........   (13,356,718)   (13,782,534)   (28,530,309)    (53,496,181)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    13,389,257     13,588,324     (4,900,358)    (42,051,906)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     6,998,646      5,194,778    (23,381,435)    (42,151,841)

NET ASSETS
Beginning of period....    94,905,339     89,710,561    167,595,471     209,747,312
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $101,903,985   $ 94,905,339   $144,214,036    $167,595,471
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $      8,255   $         --   $  4,137,836    $  4,901,369
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     2,103,914      1,329,179      1,177,474         750,565
Shares issued in
 reinvestment of
 dividends and
 distributions.........       207,641        814,157        480,001              --
Shares redeemed........    (1,169,823)    (1,029,865)    (2,014,190)     (3,499,495)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     1,141,732      1,113,471       (356,715)     (2,748,930)
                         ============   ============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                BLUE CHIP                       BOND
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   31,623    $    28,594   $  7,892,146    $  8,403,584
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (574,147)      (434,988)           952      (5,971,678)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (418,615)      (286,409)     2,109,136       6,401,980
                         ----------    -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (961,139)      (692,803)    10,002,234       8,833,886

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (31,208)       (28,594)    (8,414,360)             --
Tax return of capital
 distributions.........          --           (325)            --              --
                         ----------    -----------   ------------    ------------
    Total Dividends and
          Distributions     (31,208)       (28,919)    (8,414,360)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     298,356      1,107,935     53,358,112       9,167,996
Shares issued in
 reinvestment of
 dividends and
 distributions.........      31,208         28,919      8,414,360              --
Shares redeemed........    (157,484)    (1,316,610)   (12,918,578)    (26,852,427)
                         ----------    -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     172,080       (179,756)    48,853,894     (17,684,431)
                         ----------    -----------   ------------    ------------
         Total Increase
             (Decrease)    (820,267)      (901,478)    50,441,768      (8,850,545)

NET ASSETS
Beginning of period....   5,551,989      6,453,467    116,216,115     125,066,660
                         ----------    -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $4,731,722    $ 5,551,989   $166,657,883    $116,216,115
                         ==========    ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $      415    $        --   $  8,088,643    $  8,414,328
                         ==========    ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      37,225        112,081      4,573,963         823,519
Shares issued in
 reinvestment of
 dividends and
 distributions.........       4,139          3,279        748,609              --
Shares redeemed........     (20,092)      (134,983)    (1,114,825)     (2,446,121)
                         ----------    -----------   ------------    ------------
Net Increase (Decrease)      21,272        (19,623)     4,207,747      (1,622,602)
                         ==========    ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                CAPITAL VALUE                 EQUITY GROWTH
                                   ACCOUNT                       ACCOUNT
-------------------------------------------------------------------------------------
                            YEAR            YEAR           YEAR            YEAR
                            ENDED          ENDED           ENDED           ENDED
                        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2001            2000           2001            2000
                        -------------  --------------  -------------  ---------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,054,367   $   4,559,356   $    207,747    $    345,130
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (4,665,658)     11,880,096    (67,072,028)     20,617,903
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (20,595,763)    (13,901,724)     8,874,601     (72,771,272)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (22,207,054)      2,537,728    (57,989,680)    (51,808,239)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (3,079,993)     (4,521,969)      (344,140)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........            --      (1,364,473)            --     (13,285,040)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.    (1,222,778)             --    (23,660,567)             --
                         ------------   -------------   ------------    ------------
    Total Dividends and
          Distributions    (4,302,771)     (5,886,442)   (24,004,707)    (13,285,040)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    28,478,996      18,437,280     42,970,415      66,382,841
Shares issued in
 reinvestment of
 dividends and
 distributions.........     4,302,771       5,886,442     24,004,707      13,285,040
Shares redeemed........   (35,112,473)   (105,576,823)   (33,718,459)    (10,498,352)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (2,330,706)    (81,253,101)    33,256,663      69,169,529
                         ------------   -------------   ------------    ------------
         Total Increase
             (Decrease)   (28,840,531)    (84,601,815)   (48,737,724)      4,076,250

NET ASSETS
Beginning of period....   283,324,951     367,926,766    383,138,568     379,062,318
                         ------------   -------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $254,484,420   $ 283,324,951   $334,400,844    $383,138,568
                         ============   =============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     11,373   $      37,387   $    207,747    $    345,130
                         ============   =============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,001,843         623,580      2,532,044       2,813,275
Shares issued in
 reinvestment of
 dividends and
 distributions.........       151,691         201,936      1,223,482         579,374
Shares redeemed........    (1,214,717)     (3,570,710)    (2,040,137)       (450,879)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)       (61,183)     (2,745,194)     1,715,389       2,941,770
                         ============   =============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2001           2000           2001            2000
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  8,728,543   $  7,685,554   $     43,529    $   (418,489)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,114,195       (162,277)   (20,281,831)     28,764,517
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       953,907      5,568,308    (53,160,966)    (61,491,545)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    10,796,645     13,091,585    (73,399,268)    (33,145,517)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (7,685,774)            --             --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........            --             --             --     (66,459,089)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --             --             --      (6,306,106)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (7,685,774)            --             --     (72,765,195)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    66,006,365     10,936,365     26,713,165      30,608,749
Shares issued in
 reinvestment of
 dividends and
 distributions.........     7,685,774             --             --      72,556,065
Shares redeemed........   (10,586,307)   (34,777,814)   (38,196,264)    (48,374,002)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    63,105,832    (23,841,449)   (11,483,099)     54,790,812
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    66,216,703    (10,749,864)   (84,882,367)    (51,119,900)

NET ASSETS
Beginning of period....   127,037,606    137,787,470    294,761,693     345,881,593
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $193,254,309   $127,037,606   $209,879,326    $294,761,693
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  8,862,026   $  7,685,553   $     43,529    $         --
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     5,817,352      1,002,512      2,044,682       1,444,146
Shares issued in
 reinvestment of
 dividends and
 distributions.........       705,764             --             --       4,092,517
Shares redeemed........      (941,194)    (3,324,050)    (2,827,603)     (2,282,554)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     5,581,922     (2,321,538)      (782,921)      3,254,109
                         ============   ============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                HIGH YIELD                 INTERNATIONAL
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,230,191   $ 1,212,657   $  1,192,578    $  1,596,984
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (933,568)   (2,233,912)   (27,882,222)      7,105,562
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (177,227)      416,545    (18,884,412)    (25,931,568)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      119,396      (604,710)   (45,574,056)    (17,229,022)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (1,182,787)   (1,128,604)      (248,356)     (1,360,804)
Dividends in excess of
 net investment income.     (147,255)     (157,943)            --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --             --      (4,555,592)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --            --        (35,286)     (3,094,690)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions   (1,330,042)   (1,286,547)      (283,642)     (9,011,086)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............      225,351       207,207     24,974,608      29,829,921
Shares issued in
 reinvestment of
 dividends and
 distributions.........    1,330,042     1,286,547        283,642       9,008,906
Shares redeemed........     (643,052)     (202,059)   (23,992,971)    (19,393,805)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      912,341     1,291,695      1,265,279      19,445,022
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)     (298,305)     (599,562)   (44,592,419)     (6,795,086)

NET ASSETS
Beginning of period....   13,078,163    13,677,725    190,440,390     197,235,476
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $12,779,858   $13,078,163   $145,847,971    $190,440,390
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (38,071)  $   (47,404)  $    628,200    $   (372,207)
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       33,885        28,193      2,206,107       1,931,955
Shares issued in
 reinvestment of
 dividends and
 distributions.........      230,910       200,397         20,871         673,873
Shares redeemed........      (98,544)      (27,659)    (2,045,802)     (1,271,634)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      166,251       200,931        181,176       1,334,194
                         ===========   ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    YEARS ENDED DECEMBER 31, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                          INTERNATIONAL EMERGING       INTERNATIONAL SMALLCAP
                             MARKETS ACCOUNT                  ACCOUNT
----------------------------------------------------------------------------------
                            YEAR         PERIOD         YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2001       2000 /(A)/       2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    54,737   $    9,487    $    144,112    $   (139,551)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,379,624)     (71,512)     (9,018,048)       (561,647)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,126,970     (250,245)     (2,585,843)     (7,665,999)
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (197,917)    (312,270)    (11,459,779)     (8,367,197)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (29,184)      (8,144)             --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --           --              --      (2,356,898)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --           --              --        (487,025)
Tax return of capital
 distributions.........           --           --              --          (1,037)
                         -----------   ----------    ------------    ------------
    Total Dividends and
          Distributions      (29,184)      (8,144)             --      (2,844,960)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,523,015    5,215,736      22,451,062      42,892,939
Shares issued in
 reinvestment of
 dividends and
 distributions.........       29,184        8,144              --       2,718,661
Shares redeemed........     (244,096)     (20,729)    (17,340,241)    (24,416,599)
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,308,103    5,203,151       5,110,821      21,195,001
                         -----------   ----------    ------------    ------------
         Total Increase
             (Decrease)    2,081,002    4,882,737      (6,348,958)      9,982,844

NET ASSETS
Beginning of period....    4,882,737           --      50,022,618      40,039,774
                         -----------   ----------    ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 6,963,739   $4,882,737    $ 43,673,660    $ 50,022,618
                         ===========   ==========    ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (2,472)  $   (1,483)   $    103,596    $         --
                         ===========   ==========    ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      284,125      522,613       1,913,046       2,432,981
Shares issued in
 reinvestment of
 dividends and
 distributions.........        3,148          889              --         199,841
Shares redeemed........      (28,784)      (2,263)     (1,491,954)     (1,428,873)
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)      258,489      521,239         421,092       1,203,949
                         ===========   ==========    ============    ============



/(a) /Period from October 24, 2000 (date operations commenced) through December
  31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    YEARS ENDED DECEMBER 31, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                 LARGECAP                LARGECAP GROWTH
                              GROWTH ACCOUNT              EQUITY ACCOUNT
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR          PERIOD
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2001          2000          2001        2000 /(A)/
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (41,234)  $   (50,418)  $   (26,403)   $    (1,684)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,365,216)      216,503    (1,791,442)      (869,515)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,048,250)   (1,157,047)      389,873       (240,513)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (2,454,700)     (990,962)   (1,427,972)    (1,111,712)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.       (4,017)           --            --             --
Tax return of capital
 distributions.........          (14)           --            --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions       (4,031)           --            --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    5,876,755     1,486,508     2,577,523      5,344,648
Shares issued in
 reinvestment of
 dividends and
 distributions.........        4,031            --            --             --
Shares redeemed........     (376,240)     (141,308)     (210,421)           (83)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,504,546     1,345,200     2,367,102      5,344,565
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    3,045,815       354,238       939,130      4,232,853

NET ASSETS
Beginning of period....    7,398,869     7,044,631     4,232,853             --
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $10,444,684   $ 7,398,869   $ 5,171,983    $ 4,232,853
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $        --    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      587,256       112,598       443,451        543,732
Shares issued in
 reinvestment of
 dividends and
 distributions.........          335            --            --             --
Shares redeemed........      (39,436)      (10,106)      (36,355)           (10)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      548,155       102,492       407,096        543,722
                         ===========   ===========   ===========    ===========



/(a) /Period from October 24, 2000 (date operations commenced) through December
  31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                              LARGECAP STOCK                  MICROCAP
                               INDEX ACCOUNT                  ACCOUNT
---------------------------------------------------------------------------------
                            YEAR          YEAR           YEAR           YEAR
                           ENDED          ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2001          2000           2001           2000
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   671,164   $    582,174   $    (5,489)   $    50,941
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,119,955)      (219,779)     (216,794)       641,097
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (7,840,180)    (6,112,382)      450,158        130,618
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (8,288,971)    (5,749,987)      227,875        822,656

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (661,817)      (577,316)           --        (50,940)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --        (55,246)           --             --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --       (225,122)           --             --
Tax return of capital
 distributions.........           --             --            --           (459)
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions     (661,817)      (857,684)           --        (51,399)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   29,674,632     30,386,338     2,685,779      4,161,982
Shares issued in
 reinvestment of
 dividends and
 distributions.........      661,817        754,102            --         51,399
Shares redeemed........   (7,131,031)   (10,994,732)     (751,612)    (1,005,448)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   23,205,418     20,145,708     1,934,167      3,207,933
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)   14,254,630     13,538,037     2,162,042      3,979,190

NET ASSETS
Beginning of period....   59,626,359     46,088,322    10,396,858      6,417,668
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $73,880,989   $ 59,626,359   $12,558,900    $10,396,858
                         ===========   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     9,903   $      4,858   $        --    $        --
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    3,449,636      2,954,231       304,641        465,290
Shares issued in
 reinvestment of
 dividends and
 distributions.........       80,415         79,983            --          6,208
Shares redeemed........     (875,172)    (1,076,183)      (89,193)      (112,083)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)    2,654,879      1,958,031       215,448        359,415
                         ===========   ============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR           YEAR
                            ENDED          ENDED         ENDED          ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2001           2000           2001           2000
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,062,900   $    749,449   $  (167,858)   $    53,703
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     4,504,664     45,455,175    (3,294,558)     2,807,056
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (17,347,298)    (9,178,108)   (1,237,947)    (1,709,986)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (10,779,734)    37,026,516    (4,700,363)     1,150,773

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (2,034,850)      (738,906)           --        (45,238)
From net realized gain
 on investment and
 foreign currency
 transactions..........    (7,231,611)   (51,094,509)           --     (2,169,212)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --             --      (634,581)            --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (9,266,461)   (51,833,415)     (634,581)    (2,214,450)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    32,030,493     19,934,264     9,500,145     11,982,717
Shares issued in
 reinvestment of
 dividends and
 distributions.........     9,266,461     51,764,109       634,581      2,214,450
Shares redeemed........   (29,223,947)   (32,560,709)   (2,885,454)    (1,473,869)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    12,073,007     39,137,664     7,249,272     12,723,298
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    (7,973,188)    24,330,765     1,914,328     11,659,621

NET ASSETS
Beginning of period....   286,680,590    262,349,825    25,923,916     14,264,295
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $278,707,402   $286,680,590   $27,838,244    $25,923,916
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     28,050   $     10,543   $        --    $     8,465
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       999,199        541,108     1,076,169      1,047,222
Shares issued in
 reinvestment of
 dividends and
 distributions.........       283,886      1,548,200        62,092        226,658
Shares redeemed........      (916,102)      (880,939)     (337,425)      (132,398)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)       366,983      1,208,369       800,836      1,141,482
                         ============   ============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    YEARS ENDED DECEMBER 31, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                              EQUITY ACCOUNT                 ACCOUNT
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2001       2000 /(A)/       2001           2000
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (45,423)  $   (2,624)   $    10,000    $    1,412
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (3,954,633)    (496,694)       288,676       629,394
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,374,580     (449,155)      (364,327)    1,173,713
                         -----------   ----------    -----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,625,476)    (948,473)       (65,651)    1,804,519

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --           --        (10,000)       (1,412)
Dividends in excess of
 net investment income.           --           --           (344)       (1,494)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --           --       (394,999)     (907,190)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --           --        (67,367)           --
                         -----------   ----------    -----------    ----------
    Total Dividends and
          Distributions           --           --       (472,710)     (910,096)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    4,122,340    5,979,139      4,455,193       193,535
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --           --        472,710       910,096
Shares redeemed........     (466,693)         (46)      (351,214)      (14,459)
                         -----------   ----------    -----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,655,647    5,979,093      4,576,689     1,089,172
                         -----------   ----------    -----------    ----------
         Total Increase
             (Decrease)    2,030,171    5,030,620      4,038,328     1,983,595

NET ASSETS
Beginning of period....    5,030,620           --      7,739,237     5,755,642
                         -----------   ----------    -----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 7,060,791   $5,030,620    $11,777,565    $7,739,237
                         ===========   ==========    ===========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $       --    $        --    $       --
                         ===========   ==========    ===========    ==========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      655,468      618,687        383,439        15,996
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --           --         41,009        83,045
Shares redeemed........      (76,800)          (5)       (32,366)       (1,224)
                         -----------   ----------    -----------    ----------
Net Increase (Decrease)      578,668      618,682        392,082        97,817
                         ===========   ==========    ===========    ==========



/(a) /Period from October 24, 2000 (date operations commenced) through December
  31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                MONEY MARKET                  REAL ESTATE
                                   ACCOUNT                      ACCOUNT
-----------------------------------------------------------------------------------
                            YEAR            YEAR           YEAR           YEAR
                            ENDED          ENDED          ENDED          ENDED
                        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2001            2000           2001           2000
                        -------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  5,428,027   $   6,285,956   $   929,613    $   711,495
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........            --              --     1,285,314        (58,157)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....            --              --      (391,068)     2,980,661
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     5,428,027       6,285,956     1,823,859      3,633,999

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (5,428,027)     (6,285,956)     (912,627)      (709,314)
                         ------------   -------------   -----------    -----------
    Total Dividends and
          Distributions    (5,428,027)     (6,285,956)     (912,627)      (709,314)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   152,927,273     133,086,321     9,209,661      6,834,130
Shares issued in
 reinvestment of
 dividends and
 distributions.........     5,428,027       6,285,956       912,627        709,314
Shares redeemed........   (92,142,541)   (145,586,162)   (5,837,184)    (3,767,431)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    66,212,759      (6,213,885)    4,285,104      3,776,013
                         ------------   -------------   -----------    -----------
         Total Increase
             (Decrease)    66,212,759      (6,213,885)    5,196,336      6,700,698

NET ASSETS
Beginning of period....   114,709,825     120,923,710    17,260,982     10,560,284
                         ------------   -------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $180,922,584   $ 114,709,825   $22,457,318    $17,260,982
                         ============   =============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $         --   $          --   $    16,986    $    13,005
                         ============   =============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............   152,927,273     133,084,204       880,043        702,652
Shares issued in
 reinvestment of
 dividends and
 distributions.........     5,428,027       6,288,073        86,267         69,851
Shares redeemed........   (92,142,541)   (145,586,162)     (557,953)      (383,116)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)    66,212,759      (6,213,885)      408,357        389,387
                         ============   =============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                 SMALLCAP                 SMALLCAP GROWTH
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (19,108)  $    90,972   $   (522,606)   $   (337,333)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (5,212,585)    2,329,998    (32,791,609)      2,480,608
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    5,864,090    (7,077,097)     9,738,299     (16,580,936)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      632,397    (4,656,127)   (23,575,916)    (14,437,661)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (87,026)            --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --    (4,538,491)            --      (3,412,828)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --      (520,258)            --        (994,316)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --    (5,145,775)            --      (4,407,144)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   10,410,487    14,991,446     16,660,362      57,527,403
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     3,734,900             --       4,233,144
Shares redeemed........   (4,556,291)   (5,027,593)    (5,539,574)    (14,170,042)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,854,196    13,698,753     11,120,788      47,590,505
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    6,486,593     3,896,851    (12,455,128)     28,745,700

NET ASSETS
Beginning of period....   30,006,494    26,109,643     68,420,881      39,675,181
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $36,493,087   $30,006,494   $ 55,965,753    $ 68,420,881
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $     3,946   $         --    $         --
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,336,018     1,426,492      1,383,613       2,763,348
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       462,710             --         284,308
Shares redeemed........     (622,421)     (486,356)      (490,341)       (687,442)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      713,597     1,402,846        893,272       2,360,214
                         ===========   ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                 UTILITIES
                                 ACCOUNT                      ACCOUNT
---------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   222,507   $   178,102   $    948,827    $   821,234
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    1,049,545     1,222,559     (5,276,011)       353,840
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      160,834     1,751,714     (9,459,409)     5,359,506
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,432,886     3,152,375    (13,786,593)     6,534,580

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (222,507)     (173,352)      (939,924)      (821,465)
From net realized gain
 on investment and
 foreign currency
 transactions..........     (920,914)   (1,214,162)            --       (740,932)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.     (324,010)     (128,631)            --       (134,361)
Tax return of capital
 distributions.........       (4,519)           --             --           (423)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions   (1,471,950)   (1,516,145)      (939,924)    (1,697,181)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   14,410,630     5,169,696     14,698,855     10,940,511
Shares issued in
 reinvestment of
 dividends and
 distributions.........    1,471,950     1,516,145        877,391      1,203,946
Shares redeemed........   (2,313,733)   (2,044,279)   (10,772,433)    (3,940,802)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   13,568,847     4,641,562      4,803,813      8,203,655
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)   13,529,783     6,277,792     (9,922,704)    13,041,054

NET ASSETS
Beginning of period....   17,358,249    11,080,457     43,725,200     30,684,146
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $30,888,032   $17,358,249   $ 33,802,496    $43,725,200
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $     4,750   $      8,903    $        --
                         ===========   ===========   ============    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,250,647       476,158      1,342,761        938,786
Shares issued in
 reinvestment of
 dividends and
 distributions.........      132,969       146,771        102,739        101,944
Shares redeemed........     (208,616)     (182,976)    (1,090,612)      (338,397)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)    1,175,000       439,953        354,888        702,333
                         ===========   ===========   ============    ===========



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") consists of 26 accounts (Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, High Yield Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account), known as the "Accounts". The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.

Effective May 1, 2001, Aggressive Growth Account changed its name to Equity Growth Account.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation ("the Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other accounts are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective January 1, 2001, the Accounts adopted the provisions of the Guide.

In accordance with the Guide, the Accounts now accrete/amortize all discounts and premiums on securities purchased over the lives of the respective securities. The cumulative effect of this accounting change had no impact on total net assets of the Accounts, but resulted in a reduction in cost of securities and a corresponding increase in unrealized appreciation/depreciation of approximately $87,000, $72,000, and $5,000 for the Balanced Account, Bond Account and High Yield Account, respectively, based on securities held as of January 1, 2001.

The effect of this change for the Balanced Account was to decrease net investment income by approximately $116,000, increase net realized gain (loss) from investment transactions by approximately $126,000 and decrease the change in unrealized appreciation/ depreciation by approximately $10,000, for the year ended December 31, 2001. The effect of this change for the Bond Account and the High Yield Account, respectively, was to decrease net investment income by approximately $111,000 and $11,000; increase net realized gain (loss) from investment transactions by approximately $28,000 and $5,000; and increase the change in unrealized appreciation/depreciation by approximately $83,000 and $6,000. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.


3. OPERATING POLICIES



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of ..09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts, funds, and portfolios in proportion to their average net assets during each calendar quarter. At December 31, 2001, the Growth Account had an outstanding borrowing of $105,000 at an annual rate of 2.25%. No other Accounts had outstanding borrowings under the line of credit.



SECURITY LENDING . Certain of the Accounts may lend portfolio securities to approved brokers to earn additional income. Each applicable account receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, the Accounts had no securities on loan.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



SHORT SALES . The Accounts may engage in "short sales against the box." This technique involves selling either a security owned by an account, or a security equivalent in kind and amount to the security sold short that the account has the right to obtain, for delivery at a specified date in the future. An account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an account loses the opportunity to participate in the gain.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each Account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                       NET ASSET VALUE OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Government Securities Account     .50     .45     .40     .35      .30
 High Yield Account                .60     .55     .50     .45      .40
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 MicroCap Account                 1.00     .95     .90     .85      .80
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Account               .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90
 Utilities Account                 .60     .55     .50     .45      .40



                                            NET ASSET VALUE OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Blue Chip Account                     .60%    .55%    .50%    .45%      .40%
 Capital Value Account                 .60     .55     .50     .45       .40
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Growth Account              1.10    1.05    1.00     .95       .90
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35
 MidCap Growth Equity Account                            1.00

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager voluntarily waives a portion of its fees for certain Accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The operating expense limits, which were maintained at or below that shown, are as follows:

                                                                                 EXPENSE
                                                                                  LIMIT
                                                                                 -------
 International Emerging Markets Account                                           1.35%
 LargeCap Growth Account                                                          1.20
 LargeCap Growth Equity Account                                                   1.10
 LargeCap Stock Index Account                                                      .40
 MidCap Growth Equity Account                                                     1.10






AFFILIATED OWNERSHIP. . At December 31, 2001, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.



AFFILIATED BROKERAGE COMMISSIONS. . No significant brokerage commissions were paid by the Accounts to affiliated broker dealers during the year.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                                                    PURCHASES              SALES
                                                                             ------------------------  --------------
 Asset Allocation Account                                                          $159,811,280         $151,356,373
 Balanced Account                                                                   145,080,147          154,565,194
 Blue Chip Account                                                                    3,710,855            3,322,369
 Bond Account                                                                       181,895,180          163,316,951
 Capital Value Account                                                              232,413,229          236,861,207
 Equity Growth Account                                                              305,958,965          291,750,743
 Government Securities Account                                                      124,752,036           55,611,791
 Growth Account                                                                      87,047,476           97,439,573
 High Yield Account                                                                  24,563,211           23,868,220
 International Account                                                              127,524,695          122,484,734
 International Emerging Markets Account                                               9,571,663            7,154,434
 International SmallCap Account                                                      60,508,892           51,395,958
 LargeCap Growth Account                                                              8,238,798            2,670,965
 LargeCap Growth Equity Account                                                       7,270,981            4,995,024
 LargeCap Stock Index Account                                                        28,545,143            6,616,775
 MicroCap Account                                                                    16,053,022           14,020,579
 MidCap Account                                                                     185,617,929          184,178,513
 MidCap Growth Account                                                               19,724,157           13,602,904
 MidCap Growth Equity Account                                                        20,333,695           16,655,240
 MidCap Value Account                                                                20,685,309           16,865,788
 Real Estate Account                                                                 22,998,893           18,295,429
 SmallCap Account                                                                    54,507,616           48,496,080
 SmallCap Growth Account                                                             95,806,081           84,283,266
 SmallCap Value Account                                                              27,262,137           15,537,523
 Utilities Account                                                                   46,398,146           41,296,049




The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 2001, the Asset Allocation Account, Balanced Account, Bond Account, and the Government Securities Account had TBA purchase commitments involving securities with face amounts of $13,350,000, $750,000, $3,500,000 and $9,000,000, costs of $13,491,641,
$752,656, $3,562,031 and $9,129,609, and market values of $13,436,470, $754,688,
$3,569,375 and $9,173,436, respectively. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The U.S. federal income tax basis of the Accounts' investments in securities and the net unrealized appreciation (depreciation) of investments of U.S. federal income tax purposes at December 31, 2001, by account, was composed of the following::

                                                                                                     NET
                                              TAX COST OF              GROSS UNREALIZED            UNREALIZED
                                              INVESTMENTS   ------------------------------------  APPRECIATION
                                              IN SECURITIES   APPRECIATION  (DEPRECIATION)      (DEPRECIATION) OF
                                                                                                  INVESTMENTS
                                                  --------
 Asset Allocation Account                    $ 90,054,656   $ 8,284,136         $(6,786,189)         $  1,497,947
 Balanced Account                             152,096,846     9,372,338         (17,429,553)           (8,057,417)
 Blue Chip Account                              5,225,593       361,928            (839,345)             (477,417)
 Bond Account                                 167,790,567     2,300,906          (1,111,426)            2,189,480
 Capital Value Account                        251,505,780    15,736,268         (11,919,835)            3,816,433
 Equity Growth Account                        304,215,203    44,733,558         (20,746,713)           23,986,845
 Government Securities Account                197,292,936     3,407,508            (386,357)            3,021,151
 Growth Account                               241,960,522    25,704,602         (59,866,657)          (34,162,055)
 High Yield Account                            13,404,361       269,553          (1,226,950)             (957,397)
 International Account                        152,760,543     5,451,830         (12,936,025)           (7,484,195)
 International Emerging Markets Account         6,002,144       863,780            (233,219)              630,561
 International SmallCap Account                44,374,729     4,630,291          (4,754,238)             (123,947)
 LargeCap Growth Account                       10,033,320       732,523          (1,013,960)             (281,437)
 LargeCap Growth Equity Account                 4,835,819       350,173            (278,399)               71,774
 LargeCap Stock Index Account                  84,702,918     5,768,577         (16,900,527)          (11,131,950)
 MicroCap Account                              12,202,397     1,543,866          (1,316,187)              227,679
 MidCap Account                               259,953,477    34,382,396          (7,289,788)           27,092,608
 MidCap Growth Account                         28,364,947     3,720,387          (5,201,239)           (1,480,852)
 MidCap Growth Equity Account                   5,913,001       960,156            (185,219)              774,937
 MidCap Value Account                          10,182,080     1,030,068            (144,363)              885,705
 Real Estate Account                           20,529,211     2,184,274            (159,824)            2,024,450
 SmallCap Account                              38,536,842     4,114,113          (6,272,790)           (2,158,677)
 SmallCap Growth Account                       45,988,950    10,144,023          (3,425,021)            6,719,002
 SmallCap Value Account                        26,818,377     4,479,976          (1,658,451)            2,821,525
 Utilities Account                             36,800,872     1,898,015          (4,991,126)           (3,093,111)


The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The tax character of distributions paid during 2001 and 2000 were as follows:

                                  ORDINARY INCOME       LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL
                                  ------------          -------------            ----------
                                  2000        2001        2000         2001        2000       2001
                                  ----        ----        ----         ----        ----       ----
 Asset Allocation Account      $3,616,435  $2,138,376  $ 4,676,629  $   211,673   $   --     $   --
 Balanced Account                     358   4,931,951          227    2,258,458       --         --
 Blue Chip Account                 28,594      31,622           --           --      325         --
 Bond Account                          --   8,414,360           --           --       --         --
 Capital Value Account          4,522,357   3,091,366    1,365,054    1,222,778       --         --
 Equity Growth Account                990     344,140          617   23,660,567       --         --
 Government Securities                 --   7,685,774           --           --       --         --
 Account
 Growth Account                        --          --   35,073,055           --       --         --
 High Yield Account             1,294,708   1,336,323           --           --       --         --
 International Account          1,361,967     248,356    7,651,038       35,286       --         --
 International Emerging             8,144      31,281           --           --       --         --
 Markets Account
 International SmallCap                --          --    2,552,102           --    1,037         --
 Account
 LargeCap Growth Account               --          --           --        4,017       --         14
 LargeCap Growth Equity                --          --           --           --       --         --
 Account
 LargeCap Stock Index Account     581,618     671,720           --           --       --         --
 MicroCap Account                  50,940          --           --           --      459         --
 MidCap Account                 7,804,793   2,712,041   31,168,220    6,554,420       --         --
 MidCap Growth Account          1,073,594      43,147    1,149,533      591,434       --         --
 MidCap Growth Equity Account          --          --           --           --       --         --
 MidCap Value Account             401,692      86,929      122,835      385,780       --         --
 Money Market Account           6,285,956   5,428,027           --           --       --         --
 Real Estate Account              711,495     929,613           --           --       --         --
 SmallCap Account               1,963,132          --      978,464           --       --         --
 SmallCap Growth Account               --          --    3,565,227           --       --         --
 SmallCap Value Account         1,195,410     222,507      325,611    1,244,925       --      4,519
 Utilities Account                821,235     948,827      488,532           --      423         --




DISTRIBUTABLE EARNINGS. As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Balanced Account                      $4,172,674            $       --
 Bond Account                           8,185,281                    --
 Equity Growth Account                    207,747                    --
 Government Securities Account          8,862,026               577,083
 Growth Account                            43,529                    --
 International Account                    634,739                    --
 International SmallCap Account           112,292                    --
 MidCap Account                            28,050             4,110,311
 MidCap Value Account                          --                43,397

As of December 31, 2001, Asset Allocation Account, Blue Chip Account, Capital Value Account, High Yield Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MicroCap Account, MidCap Growth Account, MidCap Growth Equity Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account had no distributable earnings on a tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At December 31, 2001, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                                  NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                                                2002     2003      2007       2008         2009
                                                                              --------  -------  --------  ----------  -------------
 Asset Allocation Account                                                     $     --  $    --  $     --  $       --   $   335,000
 Balanced Account                                                                   --       --        --          --     1,733,000
 Blue Chip Account                                                                  --       --    32,000     412,000       389,000
 Bond Account                                                                       --       --   414,000   5,923,000       301,000
 Capital Value Account                                                              --       --        --          --     4,666,000
 Equity Growth Account                                                              --       --        --          --    45,845,000
 Growth Account                                                                     --       --        --          --    24,708,000
 High Yield Account                                                            114,000   49,000   751,000   1,794,000     1,414,000
 International Account                                                              --       --        --          --    26,626,000
 International Emerging Markets Account                                             --       --        --       2,000     1,147,000
 International SmallCap Account                                                     --       --        --          --    11,229,000
 LargeCap Growth Account                                                            --       --        --          --     1,001,000
 LargeCap Growth Equity Account                                                     --       --        --      28,000     2,489,000
 LargeCap Stock Index Account                                                       --       --        --     294,000       968,000
 MicroCap Account                                                                   --       --   113,000          --       105,000
 MidCap Growth Account                                                              --       --        --          --     2,523,000
 MidCap Growth Equity Account                                                       --       --        --       8,000     3,293,000
 Real Estate Account                                                                --       --        --     306,000            --
 SmallCap Account                                                                   --       --        --          --     2,944,000
 SmallCap Growth Account                                                            --       --        --          --    32,461,000
 Utilities Account                                                                  --       --        --          --     2,949,000




POST-OCTOBER LOSSES . Post-October losses are certain capital and currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2001, the following Accounts had post-October losses as follows:

                                          2001 POST-OCTOBER
                                                LOSSES
                                         ---------------
 Asset Allocation Account                     $  162,000
 Balanced Account                              1,123,000
 Blue Chip Account                               157,000
 Equity Growth Account                         5,996,000
 Government Securities Account                    88,000
 Growth Account                                  439,000
 High Yield Account                              275,000
 International Account                         1,607,000
 International Emerging Markets Account           29,000
 International SmallCap Account                  131,000
 LargeCap Growth Account                         364,000
 LargeCap Growth Equity Account                   66,000
 LargeCap Stock Index Account                    161,000
 MicroCap Account                                125,000
 MidCap Growth Account                           771,000
 SmallCap Account                                785,000
 SmallCap Growth Account                         835,000
 SmallCap Value Account                          240,000
 Utilities Account                             2,462,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                               DECEMBER 31, 2001

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (52.62%)
AEROSPACE & DEFENSE (0.30%)
                                                                                 $
 Boeing                                                         4,250                 164,815
 Raytheon                                                       4,200                 136,374
                                                                                      301,189
AEROSPACE & DEFENSE EQUIPMENT (0.85%)
 Alliant Techsystems /1/                                        1,100                  84,920
 General Dynamics                                               7,300                 581,372
 United Technologies                                            3,150                 203,584
                                                                                      869,876
AIRLINES (0.21%)
 British Airways                                                1,400                  40,180
 Continental Airlines /1/                                       4,150                 108,772
 KLM                                                            5,955                  65,981
                                                                                      214,933
APPLICATIONS SOFTWARE (1.00%)
 Intuit /1/                                                     3,750                 160,350
 Microsoft /1/                                                 12,900                 854,883
                                                                                    1,015,233
ATHLETIC EQUIPMENT (0.07%)
 Amer Group                                                     5,500                  72,231
AUDIO & VIDEO PRODUCTS (0.32%)
 Matsushita Electric Industrial                                 8,000                 100,800
 Sony                                                           5,000                 225,500
                                                                                      326,300
AUTO-CARS & LIGHT TRUCKS (0.80%)
 Fiat                                                           2,585                  41,748
 General Motors                                                 4,250                 206,550
 Toyota Motor                                                   8,600                 438,256
 Volkswagen                                                    14,000                 130,386
                                                                                      816,940
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.64%)
 ArvinMeritor                                                  33,374                 655,465
BEVERAGES-NON-ALCOHOLIC (0.51%)
 Coca-Cola                                                      1,950                  91,942
 Pepsico                                                        8,820                 429,446
                                                                                      521,388
BREWERY (0.39%)
 Anheuser-Busch                                                 8,700                 393,327
BROADCASTING SERVICES & PROGRAMMING (0.46%)
 Liberty Media /1/                                             33,350                 466,900
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.22%)
 Masco                                                          9,100                 222,950
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.10%)
 Italcementi                                                   13,520                 105,932
BUILDING-RESIDENTIAL & COMMERCIAL (0.16%)
 Sekisui House                                                 23,000                 166,718
CASINO SERVICES (0.08%)
 International Game Technology                                  1,250                  85,375
CELLULAR TELECOMMUNICATIONS (0.46%)
 AT&T Wireless Services /1/                                    29,062                 417,621

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
                                                                                 $
 Telesp Celular Participacoes                                   5,150                  47,689
                                                                                      465,310
CHEMICALS-DIVERSIFIED (0.99%)
 Akzo Nobel                                                     8,566                 384,185
 Asahi Kasei                                                    4,100                 143,903
 Bayer                                                         10,735                 341,225
 Mitsubishi Chemical                                            6,100                 129,857
 Nova Chemicals                                                   696                  13,412
                                                                                    1,012,582
CHEMICALS-SPECIALTY (0.15%)
 Millennium Chemicals                                          11,300                 142,380
 Syngenta /1/                                                     623                   6,604
                                                                                      148,984
COMMERCIAL BANKS (0.58%)
 Allied Irish Banks                                             8,700                 200,970
 Banco Santander Central Hispano                               23,400                 194,220
 Westpac Banking                                                4,900                 198,254
                                                                                      593,444
COMMERCIAL SERVICE-FINANCE (0.16%)
 Concord EFS /1/                                                4,950                 162,261
COMMERCIAL SERVICES (0.04%)
 Weight Watchers International /1/                              1,200                  40,584
COMPUTER SERVICES (0.06%)
 Affiliated Computer Services /1/                                 600                  63,678
COMPUTERS (0.82%)
 Dell Computer /1/                                              9,200                 250,056
 International Business Machines                                3,800                 459,648
 Sun Microsystems /1/                                           9,900                 122,166
                                                                                      831,870
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 Brocade Communications System /1/                              1,350                  44,712
COMPUTERS-MEMORY DEVICES (0.29%)
 EMC                                                            5,050                  67,872
 TDK                                                            2,800                 135,800
 Veritas Software /1/                                           2,155                  96,587
                                                                                      300,259
COSMETICS & TOILETRIES (1.05%)
 Colgate-Palmolive                                              2,350                 135,713
 KAO                                                            2,200                 457,424
 Procter & Gamble                                               4,800                 379,824
 Shiseido                                                      11,000                 101,640
                                                                                    1,074,601
CRUISE LINES (0.07%)
 P&O Princess Cruises                                           2,925                  67,860
DATA PROCESSING & MANAGEMENT (0.14%)
 First Data                                                     1,850                 145,133
DIVERSIFIED FINANCIAL SERVICES (1.43%)
 Citigroup                                                     28,966               1,462,204
DIVERSIFIED MANUFACTURING OPERATIONS (2.50%)
 General Electric                                              23,750                 951,900
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                 $
 Honeywell International                                        1,400                  47,348
 Tyco International                                            26,200               1,543,180
                                                                                    2,542,428
DIVERSIFIED OPERATIONS (0.10%)
 Keppel                                                         5,375                  16,534
 Six Continents                                                 8,928                  90,441
                                                                                      106,975
ELECTRIC PRODUCTS-MISCELLANEOUS (0.21%)
 Hitachi                                                        2,900                 212,251
ELECTRIC-INTEGRATED (1.16%)
 Endesa                                                         5,600                  87,752
 EVN                                                           10,800                  88,886
 Innogy Holdings                                                1,368                  38,030
 International Power /1/                                        1,368                  40,096
 NiSource                                                      32,100                 740,226
 XCEL Energy                                                    6,770                 187,800
                                                                                    1,182,790
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.13%)
 Koninklijke Philips Electronics                               32,614                 949,394
 Kyocera                                                        3,000                 200,190
                                                                                    1,149,584
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.36%)
 Altera /1/                                                     3,200                  67,904
 Conexant Systems /1/                                          19,200                 275,712
 Intel                                                         23,800                 748,510
 Texas Instruments                                              8,350                 233,800
 Xilinx /1/                                                     1,450                  56,622
                                                                                    1,382,548
ENTERPRISE SOFTWARE/SERVICE (0.31%)
 Oracle /1/                                                    14,400                 198,864
 Peoplesoft /1/                                                 2,850                 114,570
                                                                                      313,434
FIDUCIARY BANKS (0.08%)
 Bank of New York                                               2,000                  81,600
FINANCE-CREDIT CARD (0.10%)
 Capital One Financial                                          1,850                  99,808
FINANCE-INVESTMENT BANKER & BROKER (0.44%)
 Goldman Sachs Group                                            2,150                 199,412
 Nomura Holdings                                               20,000                 245,200
                                                                                      444,612
FINANCE-MORTGAGE LOAN/BANKER (1.69%)
 Federal Home Loan Mortgage                                    26,400               1,726,560
FOOD-MISCELLANEOUS/DIVERSIFIED (1.21%)
 Groupe Danone                                                 21,528                 515,596
 Kraft Foods                                                   14,750                 501,942
 Nestle                                                         4,000                 213,214
                                                                                    1,230,752
FOOD-RETAIL (0.14%)
 Safeway /1/                                                    3,500                 146,125
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.03%)
                                                                                 $
 Applied Biosystems Group                                         800                  31,416
INTERNET SECURITY (0.01%)
 VeriSign /1/                                                     400                  15,216
LIFE & HEALTH INSURANCE (0.89%)
 Lincoln National                                              15,500                 752,835
 Torchmark                                                      3,800                 149,454
                                                                                      902,289
MACHINERY-CONSTRUCTION & MINING (0.14%)
 Caterpillar                                                    2,700                 141,075
MEDICAL INSTRUMENTS (0.22%)
 Medtronic                                                      4,400                 225,324
MEDICAL LABORATORY & TESTING SERVICE (0.48%)
 Laboratory Corp. of America Holdings /1/                       4,400                 355,740
 Quest Diagnostics /1/                                          1,800                 129,078
                                                                                      484,818
MEDICAL PRODUCTS (0.86%)
 Amersham                                                       8,569                 409,684
 Baxter International                                           1,800                  96,534
 Johnson & Johnson                                              6,250                 369,375
                                                                                      875,593
MEDICAL-BIOMEDICAL/GENE (0.39%)
 Amgen /1/                                                      3,600                 203,184
 Idec Pharmaceuticals /1/                                       1,950                 134,413
 Invitrogen /1/                                                   900                  55,737
                                                                                      393,334
MEDICAL-DRUGS (4.39%)
 Abbott Laboratories                                            9,000                 501,750
 American Home Products                                        17,100               1,049,256
 Bristol-Myers Squibb                                          10,470                 533,970
 Celgene /1/                                                    1,300                  41,496
 Eli Lilly                                                      1,350                 106,029
 GlaxoSmithKline /1/                                            2,503                 124,699
 Medimmune /1/                                                  1,200                  55,620
 Merck                                                          7,100                 417,480
 Novartis                                                       5,758                 210,167
 Novo-Nordisk                                                   8,000                 320,800
 Pfizer                                                        23,750                 946,438
 Schering-Plough                                                4,600                 164,726
                                                                                    4,472,431
MEDICAL-HOSPITALS (0.23%)
 HCA - The Healthcare Company                                   6,150                 237,021
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.14%)
 AmerisourceBergen                                              1,400                  88,970
 Cardinal Health                                                  850                  54,961
                                                                                      143,931
METAL PROCESSORS & FABRICATION (0.29%)
 SKF                                                           15,370                 297,410
MONEY CENTER BANKS (2.64%)
 ABN Amro Holding                                              22,864                 372,226
 Bank of America                                                7,550                 475,273
 Barclays                                                       5,571                 749,578
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                 $
 Commerzbank                                                    3,600                  55,612
 HSBC Holdings                                                  3,600                 214,956
 JP Morgan Chase                                               22,707                 825,399
                                                                                    2,693,044
MULTI-LINE INSURANCE (1.31%)
 Allstate                                                      21,800                 734,660
 American International Group                                   5,450                 432,730
 Prudential Financial                                           1,700                  56,423
 Safeco                                                         3,650                 113,697
                                                                                    1,337,510
MULTIMEDIA (0.52%)
 AOL Time Warner /1/                                           11,400                 365,940
 Viacom /1/                                                     2,800                 123,620
 Walt Disney                                                    2,100                  43,512
                                                                                      533,072
NETWORKING PRODUCTS (0.70%)
 3Com /1/                                                      16,650                 106,227
 Cisco Systems /1/                                             23,900                 432,829
 Lucent Technologies                                           27,650                 173,918
                                                                                      712,974
NON-FERROUS METALS (0.34%)
 USEC                                                          47,900                 342,964
NON-HOTEL GAMBLING (0.11%)
 Hilton Group                                                  18,500                 114,430
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 OCE                                                            5,780                  56,072
OIL COMPANY-EXPLORATION & PRODUCTION (0.08%)
 Anadarko Petroleum                                             1,500                  85,275
OIL COMPANY-INTEGRATED (2.15%)
 BP Amoco                                                       5,650                 262,782
 Conoco                                                        27,600                 781,080
 Exxon Mobil                                                   19,500                 766,350
 TotalFinaElf                                                   5,410                 379,998
                                                                                    2,190,210
OIL-FIELD SERVICES (0.11%)
 Baker Hughes                                                   3,200                 116,704
PHARMACEUTICALS (0.15%)
 Pharmacia                                                      3,532                 150,640
PHOTO EQUIPMENT & SUPPLIES (0.31%)
 Fuji Photo Film                                                8,800                 316,272
PRINTING-COMMERCIAL (0.11%)
 Dai Nippon Printing                                            1,100                 109,950
PROPERTY & CASUALTY INSURANCE (0.17%)
 Tokio Marine & Fire Insurance                                  4,600                 168,360
PUBLICLY TRADED INVESTMENT FUND (4.01%)
 Standard & Poor's 500 Depository Receipts                     35,700               4,081,224
REGIONAL BANKS (1.14%)
 Fifth Third Bancorp                                            3,350                 206,293
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                 $
 FleetBoston Financial                                         23,675                 864,137
 PNC Financial Services Group                                   1,600                  89,920
                                                                                    1,160,350
RETAIL-APPAREL & SHOE (0.04%)
 Limited                                                        3,100                  45,632
RETAIL-BUILDING PRODUCTS (0.58%)
 Home Depot                                                    11,550                 589,165
RETAIL-CONSUMER ELECTRONICS (0.32%)
 RadioShack                                                    10,750                 323,575
RETAIL-DISCOUNT (1.12%)
 BJ's Wholesale Club /1/                                        2,550                 112,455
 Costco Wholesale                                               3,800                 168,644
 Dollar Tree Stores /1/                                         1,850                  57,184
 TJX                                                           10,700                 426,502
 Wal-Mart Stores                                                6,550                 376,952
                                                                                    1,141,737
RETAIL-DRUG STORE (0.06%)
 Walgreen                                                       1,700                  57,222
RETAIL-JEWELRY (0.05%)
 Tiffany                                                        1,650                  51,926
RETAIL-MAJOR DEPARTMENT STORE (0.06%)
 Marui                                                          2,800                  66,229
RUBBER-TIRES (0.11%)
 Bridgestone                                                    1,100                 116,412
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.08%)
 Analog Devices /1/                                             1,950                  86,561
SEMICONDUCTOR EQUIPMENT (0.07%)
 Applied Materials /1/                                          1,850                  74,185
STEEL-PRODUCERS (0.04%)
 Corus Group                                                    3,500                  36,505
TELECOM EQUIPMENT FIBER OPTICS (0.14%)
 FLAG Telecom Holdings /1/                                     86,450                 138,320
TELECOMMUNICATION EQUIPMENT (0.87%)
 ADC Telecommunications /1/                                    19,400                  89,240
 Alcatel                                                        4,700                  77,785
 Harris                                                        11,000                 335,610
 Nortel Networks                                               17,556                 131,670
 Qualcomm /1/                                                   2,700                 136,350
 Tellabs /1/                                                    7,400                 111,222
                                                                                      881,877
TELECOMMUNICATION SERVICES (0.25%)
 BCE                                                           11,180                 254,904
TELEPHONE-INTEGRATED (3.15%)
 AT&T                                                          10,200                 185,028
 Olivetti                                                     153,968                 218,881
 Qwest Communications International                            14,400                 203,472
 SBC Communications                                            20,800                 814,736
 Sprint                                                        18,850                 378,508
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                 $
 Sprint PCS /1/                                                 5,150                 125,712
 Telefonica                                                     8,280                 331,862
 Verizon Communications                                        12,978                 615,936
 WorldCom /1/                                                  24,200                 340,736
                                                                                    3,214,871
THERAPEUTICS (0.10%)
 Gilead Sciences /1/                                            1,550                 101,866
TOBACCO (0.18%)
 Philip Morris                                                  3,950                 181,108
TOOLS-HAND HELD (0.07%)
 Makita                                                        13,000                  67,470
TRANSPORT-MARINE (0.04%)
 Peninsular & Orient Steam Navigation                           5,850                  40,016
TRANSPORT-RAIL (0.07%)
 Nagoya Railroad                                                2,900                  76,118
WIRELESS EQUIPMENT (0.42%)
 Motorola                                                      28,200                 423,564
                                                 TOTAL COMMON STOCKS               53,625,878

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities                                      4,809                       -
                                              TOTAL PREFERRED STOCKS                        -

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (18.10%)
AEROSPACE & DEFENSE (0.37%)
 Northrop Grumman
  7.75%; 02/15/31                                             $40,000                 $43,318
 Raytheon
  6.75%; 08/15/07                                             135,000                 139,799
 Systems 2001 /2/
  6.66%; 09/15/13                                             191,639                 195,079
                                                                                      378,196
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
 Lockheed Martin
  7.25%; 05/15/06                                             125,000                 134,185

AIRLINES (0.22%)
 Continental Airlines
  6.65%; 09/15/17                                             109,957                  95,566
 Southwest Airlines
  5.50%; 11/01/06                                              35,000                  34,331
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AIRLINES (CONTINUED)
 US Airways
  8.11%; 02/20/17                                             $94,693                 $97,668
                                                                                      227,565
ASSET BACKED SECURITIES (1.17%)
 Connecticut RRB Special Purpose Trust
  5.36%; 03/30/07                                             200,000                 206,041
 Detroit Edison Securitization Funding
  6.42%; 03/01/15                                             250,000                 251,404
 Mid-State Trust
  8.33%; 04/01/30                                             204,179                 220,315
 Peco Energy Transition Trust
  6.05%; 03/01/09                                             500,000                 517,991
                                                                                    1,195,751
AUTO-CARS & LIGHT TRUCKS (0.30%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                             310,000                 309,830
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.21%)
 Dana /2/
  9.00%; 08/15/11                                              90,000                  83,680
 Delphi Automotive Systems
  6.13%; 05/01/04                                              65,000                  66,162
  7.13%; 05/01/29                                              70,000                  63,104
                                                                                      212,946
AUTOMOBILE SEQUENTIAL (0.90%)
 BMW Vehicle Owner Trust
  6.41%; 04/25/03                                             219,645                 221,033
 Honda Auto Lease Trust
  6.45%; 09/16/02                                              55,192                  55,286
 Honda Auto Receivables Owner Trust
  6.62%; 07/15/04                                             200,000                 206,152
 Nissan Auto Receivables Owner Trust
  4.80%; 02/17/07                                             100,000                 101,220
  6.72%; 08/16/04                                             200,000                 206,865
 Premier Auto Trust
  6.27%; 04/08/03                                             127,445                 128,524
                                                                                      919,080
BROADCASTING SERVICES & PROGRAMMING (0.22%)
 Clear Channel Communications
  7.25%; 09/15/03                                             220,000                 227,521
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex
  7.88%; 02/01/11                                              75,000                  76,406
 Pulte Homes /2/
  7.88%; 08/01/11                                              30,000                  29,733
                                                                                      106,139
CABLE TV (0.16%)
 Comcast Cable Communications
  8.38%; 05/01/07                                              90,000                  99,234
 TCI Communications
  8.00%; 08/01/05                                              55,000                  58,929
                                                                                      158,163
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.03%)
 Harrah's Operating
  8.00%; 02/01/11                                             $25,000                 $25,753
CELLULAR TELECOMMUNICATIONS (0.16%)
 Telus
  8.00%; 06/01/11                                              30,000                  31,835
 Vodafone Group
  7.75%; 02/15/10                                             115,000                 126,304
                                                                                      158,139
COMPUTERS (0.03%)
 Sun Microsystems
  7.65%; 08/15/09                                              35,000                  35,527
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Unilever Capital
  6.75%; 11/01/03                                             160,000                 168,946
CREDIT CARD ASSET BACKED SECURITIES (2.58%)
 American Express Credit Account Master Trust
  6.40%; 04/15/05                                             500,000                 513,942
 Chemical Master Credit Card Trust
  6.23%; 04/15/05                                             500,000                 512,129
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                             250,000                 247,637
  6.90%; 10/17/07                                             360,000                 385,374
 First Usa Credit Card Master Trust
  6.42%; 03/17/05                                             550,000                 562,664
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                             200,000                 213,990
 Nordstrom Private Label Credit Card Master Note
  Trust /2/
  4.82%; 04/15/10                                             200,000                 194,815
                                                                                    2,630,551
CREDIT CARD OTHER (0.35%)
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                             350,000                 356,406
DIVERSIFIED FINANCIAL SERVICES (0.17%)
 Nisource Finance
  7.63%; 11/15/05                                             165,000                 172,427
DIVERSIFIED MANUFACTURING OPERATIONS (0.29%)
 Honeywell International
  5.13%; 11/01/06                                             155,000                 152,913
 Tyco International
  6.38%; 02/15/06                                             140,000                 142,987
                                                                                      295,900
ELECTRIC-INTEGRATED (0.46%)
 DTE Energy
  7.05%; 06/01/11                                              55,000                  56,758
 Niagara Mohawk Power
  7.38%; 07/01/03                                             166,341                 173,032
 Progress Energy
  6.75%; 03/01/06                                             150,000                 155,752
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PSEG Energy Holdings
  9.13%; 02/10/04                                             $75,000                 $78,837
                                                                                      464,379
FINANCE-AUTO LOANS (0.86%)
 Ford Credit
  7.50%; 03/15/05                                             150,000                 155,272
 Ford Motor Credit
  6.88%; 02/01/06                                             170,000                 170,245
 General Motors Acceptance
  7.48%; 02/28/03                                             350,000                 363,594
 Toyota Motor Credit
  5.65%; 01/15/07                                             185,000                 186,701
                                                                                      875,812
FINANCE-CONSUMER LOANS (0.72%)
 American General Finance
  5.88%; 07/14/06                                             360,000                 365,291
 Household Finance
  7.00%; 08/01/03                                             350,000                 368,522
                                                                                      733,813
FINANCE-CREDIT CARD (0.14%)
 MBNA America Bank /2/
  6.50%; 06/20/06                                             145,000                 142,288
FINANCE-INVESTMENT BANKER & BROKER (0.44%)
 Donaldson,  Lufkin & Jenrette
  6.90%; 10/01/07                                             250,000                 259,812
 Goldman Sachs Group
  6.88%; 01/15/11                                             180,000                 184,353
                                                                                      444,165
FINANCE-LEASING COMPANY (0.06%)
 Boeing Capital
  6.50%; 02/15/12                                              65,000                  64,684
FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)
 Conagra Foods
  6.00%; 09/15/06                                              80,000                  81,864
FOOD-RETAIL (0.39%)
 Ahold Finance
  8.25%; 07/15/10                                             110,000                 122,675
 Albertson's
  7.50%; 02/15/11                                             120,000                 128,633
 Kroger
  7.70%; 06/01/29                                              55,000                  59,016
 Safeway
  7.50%; 09/15/09                                              80,000                  86,621
                                                                                      396,945
HOTELS & MOTELS (0.31%)
 Hyatt Equity /2/
  7.00%; 05/15/02                                             150,000                 150,791
 Marriott International /2/
  7.00%; 01/15/08                                             165,000                 165,989
                                                                                      316,780
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDEPENDENT POWER PRODUCER (0.08%)
 Calpine
  8.50%; 02/15/11                                             $85,000                 $77,347
LIFE & HEALTH INSURANCE (0.19%)
 John Hancock Global Funding II /2/
  7.90%; 07/02/10                                             170,000                 189,217
MEDICAL-DRUGS (0.43%)
 American Home Products
  6.70%; 03/15/11                                             150,000                 155,422
 Bristol-Myers Squibb
  5.75%; 10/01/11                                             290,000                 287,267
                                                                                      442,689
MEDICAL-HMO (0.25%)
 Aetna
  7.88%; 03/01/11                                             105,000                 103,412
 UnitedHealth Group
  7.50%; 11/15/05                                              90,000                  95,786
 Wellpoint Health Networks
  6.38%; 06/15/06                                              55,000                  56,088
                                                                                      255,286
MEDICAL-HOSPITALS (0.13%)
 Tenet Healthcare /2/
  5.38%; 11/15/06                                             135,000                 132,045
MONEY CENTER BANKS (0.49%)
 JP Morgan Chase
  6.00%; 02/15/09                                             500,000                 498,017
MORTGAGE BACKED SECURITIES (0.54%)
 GMAC Commercial Mortgage Securities
  6.45%; 12/15/04                                             382,698                 393,834
 LB-UBS Commercial Mortgage Trust
  7.37%; 06/15/10                                             150,000                 161,280
                                                                                      555,114
MULTI-LINE INSURANCE (0.14%)
 Cigna
  6.38%; 10/15/11                                              15,000                  14,729
  7.00%; 01/15/11                                             120,000                 122,929
                                                                                      137,658
MULTIMEDIA (0.38%)
 AOL Time Warner
  6.75%; 04/15/11                                             190,000                 194,702
 Viacom
  6.40%; 01/30/06                                             190,000                 196,033
                                                                                      390,735
MUTUAL INSURANCE (0.17%)
 Nationwide Mutual Insurance /2/
  8.25%; 12/01/31                                             170,000                 169,633
OIL & GAS DRILLING (0.13%)
 Consolidated Natural Gas
  5.38%; 11/01/06                                             135,000                 133,118
OIL COMPANY-EXPLORATION & PRODUCTION (0.18%)
 Oil Enterprises /2/
  6.24%; 06/30/08                                             181,385                 185,670
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (0.18%)
 Conoco
  5.90%; 04/15/04                                            $175,000                $181,746
PIPELINES (0.11%)
 Williams
  6.50%; 08/01/06                                             110,000                 109,712
PROPERTY & CASUALTY INSURANCE (0.15%)
 Florida Windstorm Underwriting Association /2/
  7.13%; 02/25/19                                             150,000                 153,810
PUBLISHING-BOOKS (0.06%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                              65,000                  66,156
REAL ESTATE MANAGEMENT/SERVICES (0.12%)
 Simon Property Group
  6.38%; 11/15/07                                             125,000                 122,285
REAL ESTATE OPERATOR & DEVELOPER (0.12%)
 EOP Operating
  7.25%; 06/15/28                                              60,000                  53,997
  8.38%; 03/15/06                                              60,000                  64,715
                                                                                      118,712
REGIONAL AUTHORITY (0.37%)
 Province of Quebec
  5.50%; 04/11/06                                             375,000                 381,694
RETAIL-BUILDING PRODUCTS (0.19%)
 Lowe's
  7.50%; 12/15/05                                              75,000                  80,385
  8.25%; 06/01/10                                             100,000                 112,940
                                                                                      193,325
RETAIL-DISCOUNT (0.35%)
 Wal-Mart Stores
  5.45%; 08/01/06                                             345,000                 353,076
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 May Department Stores
  5.95%; 11/01/08                                              45,000                  45,149
  6.88%; 11/01/05                                              45,000                  47,491
                                                                                       92,640
RETAIL-REGIONAL DEPARTMENT STORE (0.05%)
 Federated Department Stores
  8.50%; 06/01/10                                              50,000                  55,211
SPECIAL PURPOSE ENTITY (0.49%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                             160,000                 127,093
 Golden State Bancorp
  7.13%; 08/01/05                                              70,000                  70,217
 Monumental Global Funding
  6.05%; 01/19/06                                             145,000                 148,479
 Prudential Holdings /2/
  8.70%; 12/18/23                                             145,000                 150,825
                                                                                      496,614
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (0.09%)
 PCCW HKTC Capital /2/
  7.75%; 11/15/11                                             $95,000                 $94,779
TELEPHONE-INTEGRATED (1.36%)
 AT&T /2/
  7.30%; 11/15/11                                             135,000                 138,297
 BellSouth
  5.00%; 10/15/06                                              90,000                  89,334
 BellSouth Capital Funding
  7.75%; 02/15/10                                              70,000                  76,600
 British Telecommunications
  7.88%; 12/15/05                                             135,000                 144,613
 Deutsche Telekom International Finance
  7.75%; 06/15/05                                             195,000                 211,153
 Qwest Capital Funding
  7.75%; 02/15/31                                             175,000                 167,908
 Sprint Capital /2/
  6.00%; 01/15/07                                             120,000                 119,146
 Verizon
  6.50%; 09/15/11                                             160,000                 162,671
 WorldCom
  7.50%; 05/15/11                                              60,000                  61,720
  8.25%; 05/15/10                                             200,000                 215,073
                                                                                    1,386,515
TRANSPORT-RAIL (0.19%)
 Union Pacific
  5.84%; 05/25/04                                             185,000                 190,630
TRANSPORT-SERVICES (0.05%)
 FedEx
  6.88%; 02/15/06                                              20,000                  20,674
  7.25%; 02/15/11                                              30,000                  30,502
                                                                                       51,176
                                                         TOTAL BONDS               18,448,365

                                                           Principal
    Type           Rate              Maturity                Amount                 Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.15%)
FHLMC          7.00%          01/01/32                     $5,150,000              $5,243,344
                                            TOTAL FHLMC CERTIFICATES                5,243,344

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (8.18%)
FNMA           6.00%          01/01/32 - 02/01/32           2,750,000               2,685,439
FNMA           6.50%          01/01/32                      4,150,000               4,150,000
FNMA           7.50%          01/01/17                      1,300,000               1,357,687
FNMA           8.00%          02/01/12                        131,473                 138,124
                                             TOTAL FNMA CERTIFICATES                8,331,250

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (5.79%)
 U.S. Treasury
  6.00%; 08/15/09                                          $4,101,000              $4,371,892
  8.13%; 08/15/21                                          $1,200,000              $1,531,874
                                                                                    5,903,766
                                                TOTAL TREASURY BONDS                5,903,766
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (89.84%)               91,552,603
CASH AND RECEIVABLES, NET OF LIABILITIES (10.16%)                                  10,351,382
                                          TOTAL NET ASSETS (100.00%)             $101,903,985
                                                                                 --------------

/1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,422,890 or 2.38% of net assets.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                               DECEMBER 31, 2001

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (64.36%)
ADVERTISING AGENCIES (0.20%)
                                                                                 $
 Interpublic Group                                              9,870                 291,560
ADVERTISING SERVICES (0.11%)
 Havas Advertising /1/                                          6,174                  44,761
 WPP Group                                                      2,091                 112,705
                                                                                      157,466
AEROSPACE & DEFENSE (0.44%)
 BAE Systems                                                    6,850                 123,322
 Boeing                                                        13,030                 505,303
                                                                                      628,625
AEROSPACE & DEFENSE EQUIPMENT (0.32%)
 United Technologies                                            7,200                 465,336
AIRLINES (0.27%)
 Delta Air Lines                                                9,270                 271,240
 Deutsche Lufthansa                                             3,450                  46,384
 Ryanair Holdings /1/                                           2,260                  72,433
                                                                                      390,057
APPAREL MANUFACTURERS (0.19%)
 Jones Apparel Group /1/                                        8,400                 278,628
APPLICATIONS SOFTWARE (0.83%)
 Microsoft /1/                                                 10,700                 709,089
 Siebel Systems /1/                                            17,500                 489,650
                                                                                    1,198,739
AUDIO & VIDEO PRODUCTS (0.08%)
 Pioneer                                                        5,069                 114,813
AUTO-CARS & LIGHT TRUCKS (0.41%)
 General Motors                                                 7,370                 358,182
 Honda Motor                                                    1,335                 108,816
 Nissan Motor                                                   7,310                  79,386
 Peugeot                                                        1,190                  50,593
                                                                                      596,977
BEVERAGES-WINE & SPIRITS (0.10%)
 Diageo                                                         3,106                 143,715
BROADCASTING SERVICES & PROGRAMMING (0.45%)
 Grupo Televisa                                                 3,555                 153,505
 Liberty Media /1/                                             35,442                 496,188
                                                                                      649,693
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.12%)
 Cemex                                                          7,100                 175,370
CABLE TV (1.05%)
 Comcast                                                       42,200               1,519,200
CELLULAR TELECOMMUNICATIONS (0.32%)
 America Movil /1/                                              6,222                 121,205
 China Mobile /1/                                               2,461                  43,018
 NTT DoCoMo                                                       752                  44,181
 Vodafone Group                                                 9,629                 247,273
                                                                                      455,677
CHEMICALS-DIVERSIFIED (0.73%)
 Akzo Nobel                                                     3,892                 174,556
 Dow Chemical                                                   8,400                 283,752
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                                 $
 E.I. Du Pont de Nemours                                       13,963                 593,567
                                                                                    1,051,875
CHEMICALS-SPECIALTY (0.31%)
 Ashland                                                        9,700                 446,976
COMMERCIAL BANKS (0.37%)
 Commerce Bancshares                                            5,642                 219,982
 Fortis NL                                                     10,408                 269,668
 Kookmin Bank                                                     990                  38,512
                                                                                      528,162
COMMERCIAL SERVICE-FINANCE (1.07%)
 H&R Block                                                     15,100                 674,970
 Paychex                                                       24,950                 874,248
                                                                                    1,549,218
COMPUTER SERVICES (0.29%)
 Computer Sciences /1/                                          8,460                 414,371
COMPUTERS (0.97%)
 Compaq Computer                                               29,520                 288,115
 Hewlett-Packard                                               20,000                 410,800
 Sun Microsystems /1/                                          57,000                 703,380
                                                                                    1,402,295
COMPUTERS-MEMORY DEVICES (0.76%)
 EMC                                                           34,800                 467,712
 Veritas Software /1/                                          14,000                 627,480
                                                                                    1,095,192
COSMETICS & TOILETRIES (0.56%)
 Kimberly-Clark                                                 5,600                 334,880
 Procter & Gamble                                               5,900                 466,867
                                                                                      801,747
CRUISE LINES (0.27%)
 Royal Caribbean Cruises                                       23,900                 387,180
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                                     16,100                 948,290
DIVERSIFIED FINANCIAL SERVICES (2.03%)
 Citigroup                                                     58,126               2,934,200
DIVERSIFIED MANUFACTURING OPERATIONS (2.62%)
 Cooper Industries                                             12,100                 422,532
 Danaher                                                        6,300                 379,953
 General Electric                                              45,300               1,815,624
 Honeywell International                                       18,700                 632,434
 Tyco International                                             9,000                 530,100
                                                                                    3,780,643
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton                                                  29,633                 150,402
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.05%)
 Vivendi Universal                                              1,315                  70,734
DRUG DELIVERY SYSTEMS (0.09%)
 Elan /1/                                                       2,950                 132,927
E-COMMERCE/SERVICES (0.39%)
 TMP Worldwide /1/                                             13,011                 558,172
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
                                                                                 $
 Emerson Electric                                               7,060                 403,126
ELECTRIC-INTEGRATED (2.08%)
 American Electric Power                                       10,470                 455,759
 Cinergy                                                       17,397                 581,582
 Constellation Energy Group                                    19,670                 522,238
 E.oN                                                           3,777                 194,553
 NiSource                                                      22,650                 522,309
 Reliant Energy                                                20,300                 538,356
 Scottish Power                                                 8,824                 191,481
                                                                                    3,006,278
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.20%)
 Flextronics International /1/                                  3,072                  73,697
 Koninklijke Philips Electronics                                4,361                 126,949
 NEC                                                            7,760                  80,471
                                                                                      281,117
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.76%)
 Intel                                                         20,400                 641,580
 Texas Instruments                                             16,300                 456,400
                                                                                    1,097,980
ENTERPRISE SOFTWARE/SERVICE (0.52%)
 BEA Systems /1/                                               25,300                 389,873
 Computer Associates International                             10,610                 365,939
                                                                                      755,812
FIDUCIARY BANKS (0.40%)
 Bank of New York                                               3,500                 142,800
 State Street                                                   8,400                 438,900
                                                                                      581,700
FINANCE-CREDIT CARD (0.33%)
 American Express                                              13,300                 474,677
FINANCE-INVESTMENT BANKER & BROKER (1.02%)
 Merrill Lynch                                                  8,100                 422,172
 Morgan Stanley Dean Witter                                    15,300                 855,882
 Nomura Holdings                                               15,950                 195,547
                                                                                    1,473,601
FINANCE-MORTGAGE LOAN/BANKER (1.08%)
 Federal Home Loan Mortgage                                     6,600                 431,640
 Federal National Mortgage Association                         14,110               1,121,745
                                                                                    1,553,385
FINANCIAL GUARANTEE INSURANCE (0.88%)
 AMBAC Financial Group                                          8,700                 503,382
 MGIC Investment                                               12,350                 762,242
                                                                                    1,265,624
FOOD-MISCELLANEOUS/DIVERSIFIED (0.61%)
 Groupe Danone                                                  6,202                 148,538
 Nestle                                                         5,118                 272,808
 Sara Lee                                                      20,500                 455,715
                                                                                      877,061
FOOD-RETAIL (0.56%)
 Koninklijke Ahold                                              5,626                 165,348
 Safeway /1/                                                   15,300                 638,775
                                                                                      804,123
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (0.68%)
                                                                                 $
 Sysco                                                         37,300                 978,006
HOTELS & MOTELS (0.09%)
 Accor                                                          6,959                 126,493
HUMAN RESOURCES (0.04%)
 Adecco                                                         4,454                  60,129
INDUSTRIAL AUTOMATION & ROBOTS (0.31%)
 Rockwell International                                        25,230                 450,608
INTERNET SECURITY (0.36%)
 Check Point Software Technologies /1/                         13,069                 521,322
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.07%)
 Amvescap                                                       3,599                 104,443
LIFE & HEALTH INSURANCE (1.30%)
 Conseco                                                       15,200                  67,792
 Jefferson-Pilot                                               13,000                 601,510
 Lincoln National                                              13,900                 675,123
 Nationwide Financial Services                                 12,620                 523,225
                                                                                    1,867,650
MACHINERY-GENERAL INDUSTRY (0.30%)
 Ingersoll-Rand                                                10,400                 434,824
MEDICAL INSTRUMENTS (1.76%)
 Biomet                                                        25,800                 797,220
 Medtronic                                                     34,100               1,746,261
                                                                                    2,543,481
MEDICAL PRODUCTS (1.24%)
 Johnson & Johnson                                             30,200               1,784,820
MEDICAL-BIOMEDICAL/GENE (0.08%)
 Qiagen /1/                                                     6,150                 114,144
MEDICAL-DRUGS (4.59%)
 Abbott Laboratories                                            6,199                 345,594
 Aventis                                                        3,269                 232,099
 Biovail /1/                                                    1,274                  71,662
 Bristol-Myers Squibb                                          26,160               1,334,160
 GlaxoSmithKline /1/                                            3,212                 160,022
 Merck                                                         11,510                 676,788
 Novartis                                                       2,750                 100,375
 Pfizer                                                        71,000               2,829,350
 Schering /1/                                                   3,230                 171,158
 Schering-Plough                                               19,480                 697,579
                                                                                    6,618,787
MEDICAL-GENERIC DRUGS (0.23%)
 Watson Pharmaceutical /1/                                     10,550                 331,165
MEDICAL-HMO (0.36%)
 Wellpoint Health Networks /1/                                  4,390                 512,972
MEDICAL-HOSPITALS (0.25%)
 Tenet Healthcare /1/                                           6,200                 364,064
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.82%)
 Cardinal Health                                               18,300               1,183,278
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.08%)
                                                                                 $
 Pechiney                                                       4,620                 116,332
METAL-ALUMINUM (0.38%)
 Alcan                                                          4,984                 179,075
 Alcoa                                                         10,400                 369,720
                                                                                      548,795
MONEY CENTER BANKS (2.58%)
 ABN Amro Holding                                              16,280                 265,038
 Bank of America                                               15,330                 965,023
 Barclays                                                       1,543                 207,611
 Credit Suisse Group                                            2,666                 113,705
 Deutsche Bank /1/                                              2,237                 156,926
 HSBC Holdings                                                  1,990                 118,823
 JP Morgan Chase                                               18,210                 661,933
 Royal Bank of Canada                                           8,970                 292,153
 San Paolo-IMI                                                  8,616                 188,604
 UBS                                                            5,290                 264,500
 Wachovia                                                      15,660                 491,098
                                                                                    3,725,414
MORTGAGE BANKS (0.14%)
 Abbey National                                                 7,097                 202,240
MULTI-LINE INSURANCE (2.63%)
 Aegon                                                          4,629                 123,918
 Allstate                                                      13,000                 438,100
 American International Group                                  19,450               1,544,330
 AXA                                                            8,610                 180,982
 Cigna                                                          5,600                 518,840
 Hartford Financial Services                                    5,600                 351,848
 ING Groep                                                     11,381                 289,647
 Safeco                                                        11,000                 342,650
                                                                                    3,790,315
MULTIMEDIA (1.59%)
 AOL Time Warner /1/                                           52,500               1,685,250
 News                                                           2,112                  67,183
 Viacom /1/                                                     6,920                 305,518
 Walt Disney                                                   11,200                 232,064
                                                                                    2,290,015
NETWORKING PRODUCTS (1.01%)
 Cisco Systems /1/                                             73,700               1,334,707
 Lucent Technologies                                           19,900                 125,171
                                                                                    1,459,878
OFFICE AUTOMATION & EQUIPMENT (0.11%)
 Canon                                                          4,615                 161,802
OIL COMPANY-EXPLORATION & PRODUCTION (0.48%)
 Burlington Resources                                          10,920                 409,937
 Devon Energy                                                   7,210                 278,666
                                                                                      688,603
OIL COMPANY-INTEGRATED (3.42%)
 BP Amoco                                                       2,708                 125,949
 ChevronTexaco                                                  5,336                 478,159
 Conoco                                                        28,424                 804,399
 ENI                                                            2,695                 166,982
 Exxon Mobil                                                   31,080               1,221,444
 Phillips Petroleum                                             6,000                 361,560
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                 $
 Shell Transport & Trading                                      3,080                 127,666
 TotalFinaElf                                                   4,765                 334,694
 Unocal                                                        19,300                 696,151
 USX-Marathon Group                                            20,300                 609,000
                                                                                    4,926,004
OIL REFINING & MARKETING (0.07%)
 Statoil                                                       14,900                  98,042
PAPER & RELATED PRODUCTS (0.50%)
 International Paper                                            6,000                 242,100
 Mead                                                          13,400                 413,926
 Stora Enso Oyj /1/                                             3,700                  45,362
 UPM-Kymmene Oyj                                                  744                  24,850
                                                                                      726,238
PHARMACEUTICALS (0.49%)
 Pharmacia                                                     16,460                 702,019
PIPELINES (0.34%)
 Questar                                                       19,800                 495,990
PUBLISHING-PERIODICALS (0.03%)
 United Business Media                                          5,180                  41,026
REGIONAL BANKS (1.85%)
 Bank One                                                      13,900                 542,795
 Fifth Third Bancorp                                           17,200               1,059,176
 FleetBoston Financial                                          9,901                 361,386
 PNC Financial Services Group                                   6,420                 360,804
 Wells Fargo                                                    7,840                 340,648
                                                                                    2,664,809
RETAIL-APPAREL & SHOE (0.28%)
 Limited                                                       27,300                 401,856
RETAIL-BEDDING (1.15%)
 Bed Bath & Beyond /1/                                         48,800               1,654,320
RETAIL-BUILDING PRODUCTS (0.37%)
 Home Depot                                                    10,400                 530,504
RETAIL-MAJOR DEPARTMENT STORE (0.34%)
 May Department Stores                                         13,300                 491,834
RETAIL-REGIONAL DEPARTMENT STORE (1.01%)
 Federated Department Stores /1/                                9,740                 398,366
 Kohls /1/                                                     15,000               1,056,600
                                                                                    1,454,966
RETAIL-RESTAURANTS (0.48%)
 McDonald's                                                    25,900                 685,573
SAVINGS & LOANS/THRIFTS (0.58%)
 Washington Mutual                                             25,605                 837,284
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.46%)
 Linear Technology                                             20,700                 808,128
 Maxim Integrated Products /1/                                 21,900               1,149,969
 Taiwan Semiconductor Manufacturing                             3,232                  55,494
 United Microelectronics /1/                                   10,132                  97,267
                                                                                    2,110,858
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.31%)
                                                                                 $
 Applied Materials /1/                                         11,100                 445,110
STEEL-PRODUCERS (0.12%)
 Pohang Iron & Steel                                            7,480                 172,040
TELECOMMUNICATION EQUIPMENT (0.51%)
 ADC Telecommunications /1/                                    18,320                  84,272
 Comverse Technology /1/                                       14,200                 317,654
 Nortel Networks                                               43,870                 329,025
                                                                                      730,951
TELECOMMUNICATION SERVICES (0.14%)
 Amdocs /1/                                                     3,660                 124,330
 Korea Telecom                                                  3,889                  79,064
                                                                                      203,394
TELEPHONE-INTEGRATED (3.58%)
 AT&T                                                          47,633                 864,063
 BellSouth                                                     22,520                 859,138
 BT Group                                                       1,461                  53,692
 SBC Communications                                            21,989                 861,309
 Sprint                                                        21,900                 439,752
 Sprint PCS /1/                                                33,500                 817,735
 Swisscom                                                       1,084                  30,081
 TDC                                                            3,088                  54,349
 Telecom Italia                                                   989                  84,559
 Verizon Communications                                         8,798                 417,553
 WorldCom /1/                                                  48,400                 681,472
                                                                                    5,163,703
TOBACCO (0.38%)
 Philip Morris                                                 12,100                 554,785
TOYS (0.02%)
 Nintendo                                                       1,594                  34,511
TRANSPORT-RAIL (0.17%)
 Burlington Northern Santa Fe                                   8,800                 251,064
WIRELESS EQUIPMENT (0.40%)
 Motorola                                                      38,266                 574,755
                                                 TOTAL COMMON STOCKS               92,823,940

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (16.73%)
AEROSPACE & DEFENSE (0.24%)
 Raytheon
  7.20%; 08/15/27                                            $100,000                $102,019
  7.90%; 03/01/03                                             236,000                 245,398
                                                                                      347,417
AGRICULTURAL CHEMICALS (0.05%)
 IMC Global /2/
  10.88%; 06/01/08                                             60,000                  63,900
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AIRLINES (0.17%)
 Southwest Airlines
  5.10%; 05/01/06                                            $250,000                $250,850
AUTO-CARS & LIGHT TRUCKS (0.36%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                             275,000                 284,360
 Ford Motor
  7.45%; 07/16/31                                             250,000                 229,047
                                                                                      513,407
BROADCASTING SERVICES & PROGRAMMING (0.17%)
 Clear Channel Communications
  6.00%; 11/01/06                                             250,000                 245,787
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.22%)
 Masco
  6.00%; 05/03/04                                             300,000                 309,875
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 York International
  6.63%; 08/15/06                                              75,000                  76,857
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.37%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                             500,000                 527,500
BUILDING PRODUCTS-WOOD (0.12%)
 Celulosa Arauco y Constitucion
  7.75%; 09/13/11                                             175,000                 175,323
CABLE TV (0.23%)
 Comcast Cable Communications
  6.88%; 06/15/09                                             325,000                 328,525
CASINO HOTELS (0.04%)
 Park Place Entertainment
  8.13%; 05/15/11                                              60,000                  58,650
CELLULAR TELECOMMUNICATIONS (0.61%)
 AT&T Wireless Services
  7.88%; 03/01/11                                             120,000                 128,281
 Cingular Wireless /2/
  7.13%; 12/15/31                                             125,000                 127,252
 Telus
  7.50%; 06/01/07                                             175,000                 184,165
  8.00%; 06/01/11                                             175,000                 185,705
 Verizon Wireless /2/
  5.38%; 12/15/06                                             250,000                 248,854
                                                                                      874,257
CHEMICALS-DIVERSIFIED (0.22%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                             250,000                 244,661
 Equistar Chemicals
  8.50%; 02/15/04                                              75,000                  74,822
                                                                                      319,483
COAL (0.04%)
 Luscar Coal /2/
  9.75%; 10/15/11                                              60,000                  62,100
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.03%)
 Unisys
  8.13%; 06/01/06                                             $40,000                 $39,800
CREDIT CARD ASSET BACKED SECURITIES (0.72%)
 Discover Card Master Trust I
  5.60%; 05/16/06                                           1,000,000               1,036,212
DIVERSIFIED MANUFACTURING OPERATIONS (0.36%)
 Tyco International
  6.25%; 06/15/03                                             500,000                 520,120
DIVERSIFIED OPERATIONS (0.47%)
 Hutchison Whampoa International /2/
  7.00%; 02/16/11                                             300,000                 306,856
 Rio Tinto Finance
  5.75%; 07/03/06                                             250,000                 253,074
 Williams Holdings of Delaware
  6.25%; 02/01/06                                             120,000                 117,941
                                                                                      677,871
ELECTRIC-GENERATION (0.08%)
 Reliant Energy Finance /2/
  7.40%; 11/15/02                                             115,000                 118,529
ELECTRIC-INTEGRATED (0.46%)
 Dominion Fiber Ventures /2/
  7.05%; 03/15/05                                             175,000                 178,640
 Exelon
  6.75%; 05/01/11                                             100,000                 101,351
 Niagara Mohawk Power
  5.38%; 10/01/04                                             150,000                 150,652
 Progress Energy
  6.55%; 03/01/04                                             225,000                 234,349
                                                                                      664,992
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Flextronics International
  9.88%; 07/01/10                                              40,000                  42,000
FINANCE-AUTO LOANS (1.04%)
 Ford Motor Credit
  6.88%; 02/01/06                                             750,000                 751,081
 General Motors Acceptance
  6.13%; 09/15/06                                             350,000                 346,412
  7.25%; 03/02/11                                             100,000                 100,410
  8.00%; 11/01/31                                             300,000                 305,335
                                                                                    1,503,238
FINANCE-CONSUMER LOANS (0.24%)
 Household Finance
  6.75%; 05/15/11                                             350,000                 348,023
FINANCE-INVESTMENT BANKER & BROKER (0.20%)
 Lehman Brothers
  7.25%; 04/15/03                                             275,000                 288,324
FINANCE-MORTGAGE LOAN/BANKER (1.71%)
 Countrywide Home Loans
  5.25%; 06/15/04                                             500,000                 507,465
 Federal Home Loan Mortgage
  6.75%; 03/15/31                                             820,000                 871,813
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
  5.50%; 03/15/11                                            $615,000                $604,384
  6.00%; 05/15/11                                             475,000                 482,654
                                                                                    2,466,316
FOOD-RETAIL (0.45%)
 Safeway
  3.63%; 11/05/03                                             500,000                 497,197
  7.00%; 09/15/02                                             140,000                 144,013
                                                                                      641,210
MONEY CENTER BANKS (0.17%)
 Bank of America
  4.75%; 10/15/06                                             250,000                 244,772
MORTGAGE BACKED SECURITIES (1.70%)
 Chase Commercial Mortgage
  7.03%; 10/15/08                                             156,992                 166,153
 CS First Boston Mortgage /2/ /3/
  1.26%; 12/16/35                                             711,816                  41,444
 First Union National Bank Commercial Mortgage /2/
  0.63%; 12/15/33                                           1,750,000                  65,693
 JP Morgan Chase Commercial Mortgage
  0.61%; 11/15/35 /2/                                       2,350,000                  84,729
  1.08%; 03/15/33 /2/ /3/                                   1,328,075                  73,044
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/08                                           1,000,000               1,016,656
 LB-UBS Commercial Mortgage Trust /2/
  0.71%; 07/15/38                                             425,000                  16,934
 Lehman Large Loan
  6.79%; 06/12/04                                             205,585                 213,007
 Morgan Stanley Capital I
  6.81%; 12/15/31                                             750,000                 777,303
                                                                                    2,454,963
MULTIMEDIA (0.36%)
 AOL Time Warner
  7.63%; 04/15/31                                             250,000                 264,443
 Viacom
  6.63%; 05/15/11                                             250,000                 254,149
                                                                                      518,592
NON-HAZARDOUS WASTE DISPOSAL (0.05%)
 Allied Waste /2/
  8.50%; 12/01/08                                              75,000                  75,750
OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)
 Alberta Energy
  7.38%; 11/01/31                                             125,000                 122,083
 Kerr-McGee
  5.88%; 09/15/06                                             175,000                 175,521
 Petroleos Mexicanos /2/
  6.50%; 02/01/05                                             175,000                 178,500
 Triton Energy
  8.88%; 10/01/07                                             184,000                 204,240
                                                                                      680,344
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (0.09%)
 PanCanadian Energy
  7.20%; 11/01/31                                            $125,000                $121,668
OIL-FIELD SERVICES (0.03%)
 Hanover Equipment Trust /2/
  8.50%; 09/01/08                                              40,000                  41,600
PAPER & RELATED PRODUCTS (0.24%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                             120,000                 119,362
  8.85%; 08/01/30                                             100,000                 104,033
 Mead
  6.60%; 03/01/02                                              35,000                  35,210
 Stora Enso Oyj
  7.38%; 05/15/11                                              85,000                  89,646
                                                                                      348,251
PIPELINES (0.50%)
 Duke Energy Field Services
  7.88%; 08/16/10                                             250,000                 264,079
 Dynegy Holdings
  6.88%; 04/01/11                                             150,000                 127,431
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                             325,000                 324,963
                                                                                      716,473
POULTRY (0.21%)
 Tyson Foods /2/
  6.63%; 10/01/04                                             300,000                 308,109
REAL ESTATE OPERATOR & DEVELOPER (0.12%)
 EOP Operating
  7.00%; 07/15/11                                             175,000                 176,193
REGIONAL BANKS (0.70%)
 Korea Development Bank
  7.90%; 02/01/02                                           1,000,000               1,003,692
RETAIL-AUTOMOBILE (0.04%)
 Autonation /2/
  9.00%; 08/01/08                                              60,000                  61,050
RETAIL-DISCOUNT (0.04%)
 K Mart
  9.38%; 02/01/06                                              75,000                  62,016
RETAIL-DRUG STORE (0.06%)
 CVS /2/
  7.77%; 01/10/12                                              90,000                  89,631
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                              75,000                  76,143
RETAIL-REGIONAL DEPARTMENT STORE (0.19%)
 Dillards
  6.43%; 08/01/04                                             150,000                 140,643
 Federated Department Stores
  7.00%; 02/15/28                                              95,000                  89,895
  8.13%; 10/15/02                                              39,000                  40,333
                                                                                      270,871
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-TOY STORE (0.09%)
 Toys R Us /2/
  6.88%; 08/01/06                                            $125,000                $121,871
SOVEREIGN (0.09%)
 Mexico Government
  8.38%; 01/14/11                                             125,000                 129,688
STEEL-PRODUCERS (1.04%)
 Carpenter Technology
  6.99%; 04/20/18                                           1,700,000               1,504,087
TELECOMMUNICATION SERVICES (0.01%)
 Global Crossing Holding
  9.13%; 11/15/06                                             125,000                  14,375
TELEPHONE-INTEGRATED (1.44%)
 BellSouth
  6.88%; 10/15/31                                             100,000                 102,814
 British Telecommunications
  7.88%; 12/15/05                                             500,000                 535,604
 France Telecom /2/
  7.20%; 03/01/06                                             450,000                 477,851
 Qwest Capital Funding
  7.00%; 08/03/09                                             125,000                 121,412
 Sprint Capital
  5.70%; 11/15/03                                             300,000                 305,696
  6.00%; 01/15/07 /2/                                         150,000                 148,932
 Telefonica Europe
  7.75%; 09/15/10                                             120,000                 127,483
 Telefonos de Mexico
  8.25%; 01/26/06                                             250,000                 261,875
                                                                                    2,081,667
TRANSPORT-RAIL (0.36%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                             250,000                 278,288
 Canadian Pacific Railway
  7.13%; 10/15/31                                             100,000                 101,389
 CSX
  7.05%; 05/01/02                                              20,000                  20,307
 Union Pacific
  5.75%; 10/15/07                                             120,000                 119,658
                                                                                      519,642
                                                         TOTAL BONDS               24,122,014

                                                           Principal
     Type           Rate             Maturity                Amount                 Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.94%)
                                                           $                     $
FHLMC           6.00%         01/01/29                        793,617                 782,430
FHLMC           6.50%         12/01/20 - 11/01/31           3,532,109               3,550,118
FHLMC           7.00%         12/01/27 - 01/01/31           1,521,248               1,553,914
FHLMC           7.50%         08/01/30 - 01/01/31           1,096,025               1,131,283
FHLMC           8.00%         12/01/30 - 02/01/31           1,476,525               1,547,839
                                            TOTAL FHLMC CERTIFICATES                8,565,584

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.19%)
FNMA            5.50%         06/01/31                        373,079                 356,019
FNMA            6.00%         06/01/06 - 05/01/10           1,866,308               1,911,673
FNMA            6.50%         01/01/04 - 01/01/32           3,451,103               3,514,912
FNMA            7.00%         12/31/32                        250,000                 254,688
                                             TOTAL FNMA CERTIFICATES                6,037,292

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.10%)
GNMA I          6.00%         01/15/29                      1,459,811               1,434,357
GNMA I          7.00%         10/15/29 - 08/15/31           1,225,012               1,253,029
GNMA II         6.00%         09/20/26                        354,300                 346,677
                                             TOTAL GNMA CERTIFICATES                3,034,063

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (3.92%)
 U.S. Treasury
  3.00%; 11/30/03                                          $1,500,000              $1,501,054
  4.63%; 05/15/06                                             825,000                 836,505
  6.25%; 05/15/30                                             705,000                 763,686
  7.13%; 02/15/23                                             205,000                 238,705
  7.25%; 05/15/16                                             410,000                 474,015
  8.00%; 11/15/21                                             975,000               1,233,794
 U.S. Treasury Strip /1/
  0.00%; 02/15/12                                             410,000                 234,417
  0.00%; 02/15/19                                           1,045,000                 373,504
                                                TOTAL TREASURY BONDS                5,655,680

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.64%)
MONEY CENTER BANKS (2.64%)
 Investment in Joint Trading Account; Citicorp
  1.77%; 01/02/02                                          $3,801,058              $3,801,058
                                              TOTAL COMMERCIAL PAPER                3,801,058
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.88%)              144,039,631
CASH AND RECEIVABLES, NET OF LIABILITIES (0.12%)                                      174,405
                                          TOTAL NET ASSETS (100.00%)             $144,214,036
                                                                                 --------------

/1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $3,418,769 or 2.37% of net assets.
/3/ Variable rate.

                            SCHEDULE OF INVESTMENTS
                               BLUE CHIP ACCOUNT

                               DECEMBER 31, 2001

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (95.64%)
ADVERTISING AGENCIES (0.52%)
                                                                         $
 Interpublic Group                                        830                24,518
AEROSPACE & DEFENSE (0.51%)
 Boeing                                                   620                24,044
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 United Technologies                                      690                44,595
AGRICULTURAL OPERATIONS (0.36%)
 Monsanto                                                 510                17,238
APPLICATIONS SOFTWARE (3.05%)
 Microsoft /1/                                          2,180               144,469
AUTO-CARS & LIGHT TRUCKS (0.32%)
 Ford Motor                                               950                14,934
BEVERAGES-NON-ALCOHOLIC (1.57%)
 Coca-Cola                                                820                38,663
 Pepsico                                                  730                35,544
                                                                             74,207
BREWERY (0.53%)
 Anheuser-Busch                                           550                24,866
CABLE TV (1.38%)
 Charter Communications /1/                             1,330                21,852
 Comcast                                                1,210                43,560
                                                                             65,412
CELLULAR TELECOMMUNICATIONS (0.25%)
 AT&T Wireless Services /1/                               822                11,812
CHEMICALS-DIVERSIFIED (0.98%)
 E.I. Du Pont de Nemours                                  730                31,032
 Rohm & Haas                                              450                15,584
                                                                             46,616
COMPUTER SERVICES (0.68%)
 Electronic Data Systems                                  470                32,218
COMPUTERS (2.83%)
 Hewlett-Packard                                          910                18,691
 International Business Machines                          580                70,157
 Sun Microsystems /1/                                   3,650                45,041
                                                                            133,889
COMPUTERS-MEMORY DEVICES (1.07%)
 EMC                                                    2,330                31,315
 Veritas Software /1/                                     430                19,273
                                                                             50,588
CONSUMER PRODUCTS-MISCELLANEOUS (0.40%)
 Clorox                                                   480                18,984
COSMETICS & TOILETRIES (1.15%)
 Procter & Gamble                                         690                54,600
DATA PROCESSING & MANAGEMENT (0.71%)
 First Data                                               430                33,733
DIVERSIFIED FINANCIAL SERVICES (3.12%)
 Citigroup                                              2,923               147,553
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (7.08%)
                                                                         $
 General Electric                                       4,750               190,380
 Honeywell International                                  650                21,983
 Textron                                                  610                25,291
 Tyco International                                     1,650                97,185
                                                                            334,839
ELECTRIC PRODUCTS-MISCELLANEOUS (0.80%)
 Emerson Electric                                         660                37,686
ELECTRIC-INTEGRATED (2.06%)
 Duke Energy                                              630                24,734
 Entergy                                                  640                25,030
 PPL                                                      630                21,956
 Reliant Energy                                           970                25,724
                                                                             97,444
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.49%)
 Celestica /1/                                            900                36,351
 Flextronics International /1/                          1,430                34,306
                                                                             70,657
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.26%)
 Intel                                                  2,020                63,529
 Texas Instruments                                      1,550                43,400
                                                                            106,929
ENTERPRISE SOFTWARE/SERVICE (0.84%)
 BEA Systems /1/                                        1,300                20,033
 Oracle /1/                                             1,430                19,748
                                                                             39,781
FIDUCIARY BANKS (0.78%)
 Bank of New York                                         910                37,128
FINANCE-CONSUMER LOANS (0.29%)
 Household International                                  240                13,906
FINANCE-CREDIT CARD (0.47%)
 Capital One Financial                                    410                22,120
FINANCE-INVESTMENT BANKER & BROKER (1.89%)
 Lehman Brothers Holdings                                 620                41,416
 Merrill Lynch                                            430                22,412
 Morgan Stanley Dean Witter                               460                25,732
                                                                             89,560
FINANCE-MORTGAGE LOAN/BANKER (1.74%)
 Federal Home Loan Mortgage                             1,260                82,404
FINANCIAL GUARANTEE INSURANCE (0.86%)
 AMBAC Financial Group                                    700                40,502
FOOD-MISCELLANEOUS/DIVERSIFIED (1.88%)
 Kraft Foods                                              969                32,975
 Sara Lee                                               2,510                55,797
                                                                             88,772
FOOD-RETAIL (0.92%)
 Safeway /1/                                            1,040                43,420
HOTELS & MOTELS (0.52%)
 Marriott International                                   600                24,390
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (1.26%)
                                                                         $
 Air Products & Chemicals                               1,270                59,576
INTERNET SECURITY (0.51%)
 VeriSign /1/                                             630                23,965
LIFE & HEALTH INSURANCE (1.25%)
 Lincoln National                                       1,220                59,255
MEDICAL INSTRUMENTS (1.28%)
 Guidant                                                  550                27,390
 Medtronic                                                650                33,286
                                                                             60,676
MEDICAL PRODUCTS (2.16%)
 Johnson & Johnson                                      1,730               102,243
MEDICAL-BIOMEDICAL/GENE (0.53%)
 Biogen /1/                                               440                25,234
MEDICAL-DRUGS (7.44%)
 Bristol-Myers Squibb                                   1,530                78,030
 Merck                                                  1,370                80,556
 Pfizer                                                 3,160               125,926
 Schering-Plough                                        1,880                67,323
                                                                            351,835
MEDICAL-HOSPITALS (1.02%)
 HCA - The Healthcare Company                             600                23,124
 Universal Health Services                                590                25,240
                                                                             48,364
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.87%)
 Cardinal Health                                          635                41,059
METAL-ALUMINUM (0.85%)
 Alcoa                                                  1,130                40,171
MULTI-LINE INSURANCE (2.67%)
 American International Group                           1,592               126,405
MULTIMEDIA (1.98%)
 AOL Time Warner /1/                                    2,400                77,040
 Walt Disney                                              800                16,576
                                                                             93,616
NETWORKING PRODUCTS (1.47%)
 Cisco Systems /1/                                      3,830                69,361
OIL & GAS DRILLING (1.04%)
 Nabors Industries /1/                                    720                24,718
 Transocean Sedco Forex                                   720                24,350
                                                                             49,068
OIL COMPANY-EXPLORATION & PRODUCTION (0.65%)
 Devon Energy                                             520                20,098
 EOG Resources                                            270                10,560
                                                                             30,658
OIL COMPANY-INTEGRATED (4.63%)
 ChevronTexaco                                            331                29,661
 Exxon Mobil                                            2,818               110,747
 Royal Dutch Petroleum                                    830                40,687
 USX-Marathon Group                                     1,270                38,100
                                                                            219,195
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.49%)
                                                                         $
 Weatherford International /1/                            620                23,101
PAPER & RELATED PRODUCTS (0.58%)
 Weyerhaeuser                                             510                27,581
PIPELINES (1.04%)
 El Paso                                                  443                19,762
 Williams                                               1,162                29,654
                                                                             49,416
REGIONAL BANKS (3.12%)
 Fifth Third Bancorp                                      550                33,869
 FleetBoston Financial                                  1,600                58,400
 Wells Fargo                                            1,270                55,181
                                                                            147,450
RETAIL-BUILDING PRODUCTS (1.52%)
 Home Depot                                             1,410                71,924
RETAIL-DISCOUNT (3.43%)
 Target                                                   970                39,819
 Wal-Mart Stores                                        2,130               122,581
                                                                            162,400
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 May Department Stores                                    325                12,019
RETAIL-OFFICE SUPPLIES (0.42%)
 Office Depot /1/                                       1,060                19,652
RETAIL-REGIONAL DEPARTMENT STORE (0.83%)
 Kohls /1/                                                560                39,446
RETAIL-RESTAURANTS (0.55%)
 McDonald's                                               980                25,941
SAVINGS & LOANS/THRIFTS (0.51%)
 Washington Mutual                                        740                24,198
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.81%)
 Linear Technology                                        370                14,445
 Maxim Integrated Products /1/                            457                23,997
                                                                             38,442
SEMICONDUCTOR EQUIPMENT (0.92%)
 Applied Materials /1/                                  1,080                43,308
TELECOMMUNICATION EQUIPMENT (0.89%)
 Comverse Technology /1/                                1,050                23,489
 Tellabs /1/                                            1,240                18,637
                                                                             42,126
TELEPHONE-INTEGRATED (5.21%)
 AT&T                                                   2,550                46,257
 SBC Communications                                     1,160                45,437
 Sprint                                                 1,830                36,746
 Sprint PCS/1/                                          1,310                31,977
 Verizon Communications                                 1,440                68,343
 WorldCom /1/                                           1,270                17,882
                                                                            246,642
TOBACCO (0.94%)
 Philip Morris                                            970                44,474
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.27%)
                                                                         $
 Motorola                                                 840                12,617
                                         TOTAL COMMON STOCKS              4,525,232

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.71%)
MONEY CENTER BANKS (4.71%)
 Investment in Joint Trading Account;
  Citicorp
  1.77%; 01/02/02                                    $222,944              $222,944
                                      TOTAL COMMERCIAL PAPER                222,944
                                                                         ----------

                       TOTAL PORTFOLIO INVESTMENTS (100.35%)              4,748,176
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.35%)                           (16,454)
                                  TOTAL NET ASSETS (100.00%)             $4,731,722
                                                                         -------------

/1 /Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                               DECEMBER 31, 2001

                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (47.50%)
AEROSPACE & DEFENSE (0.18%)
 Raytheon
  7.20%; 08/15/27                                                      $300,000                $306,057
AGRICULTURAL CHEMICALS (0.13%)
 IMC Global /1/
  10.88%; 06/01/08                                                      200,000                 213,000
AUTO-CARS & LIGHT TRUCKS (0.63%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                                       750,000                 775,528
 Ford Motor
  7.45%; 07/16/31                                                       300,000                 274,856
                                                                                              1,050,384
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 Visteon
  8.25%; 08/01/10                                                       600,000                 621,059
AUTOMOBILE SEQUENTIAL (0.61%)
 Capital Auto Receivables Asset Trust
  6.46%; 01/15/04                                                     1,000,000               1,020,071
BROADCASTING SERVICES & PROGRAMMING (0.30%)
 Clear Channel Communications
  6.00%; 11/01/06                                                       500,000                 491,575
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.46%)
 Masco
  6.00%; 05/03/04                                                       750,000                 774,688
BUILDING PRODUCTS-AIR & HEATING (0.09%)
 York International
  6.63%; 08/15/06                                                       150,000                 153,713
BUILDING PRODUCTS-WOOD (0.27%)
 Celulosa Arauco y Constitucion
  7.75%; 09/13/11                                                       450,000                 450,831
CABLE TV (0.77%)
 Comcast Cable Communications
  6.88%; 06/15/09                                                       800,000                 808,677
 COX Communications
  6.75%; 03/15/11                                                       470,000                 470,083
                                                                                              1,278,760
CASINO HOTELS (0.12%)
 Park Place Entertainment
  8.13%; 05/15/11                                                       200,000                 195,500
CELLULAR TELECOMMUNICATIONS (1.46%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                       425,000                 454,329
 Cingular Wireless /1/
  7.13%; 12/15/31                                                       225,000                 229,053
 Telus
  7.50%; 06/01/07                                                       450,000                 473,566
  8.00%; 06/01/11                                                       450,000                 477,527
 Verizon Wireless /1/
  5.38%; 12/15/06                                                       800,000                 796,335
                                                                                              2,430,810
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.12%)
 Equistar Chemicals
  8.50%; 02/15/04                                                      $200,000                $199,526
COAL (0.12%)
 Luscar Coal /1/
  9.75%; 10/15/11                                                       200,000                 207,000
COMMERCIAL BANKS (0.58%)
 Fleet National Bank
  5.75%; 01/15/09                                                     1,000,000                 966,705
COMPUTER SERVICES (0.08%)
 Unisys
  8.13%; 06/01/06                                                       130,000                 129,350
CREDIT CARD ASSET BACKED SECURITIES (2.27%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                     1,265,000               1,312,830
 American Express Master Trust
  7.85%; 08/15/05                                                       600,000                 654,131
 Discover Card Master Trust I
  5.60%; 05/16/06                                                     1,750,000               1,813,372
                                                                                              3,780,333
DIVERSIFIED FINANCIAL SERVICES (1.48%)
 Associates Corp. of North America
  7.75%; 02/15/05                                                     1,000,000               1,087,563
 Citigroup
  5.75%; 05/10/06                                                     1,250,000               1,280,305
 Nisource Finance
  7.50%; 11/15/03                                                       100,000                 103,865
                                                                                              2,471,733
DIVERSIFIED MANUFACTURING OPERATIONS (0.76%)
 Tyco International
  4.95%; 08/01/03                                                     1,250,000               1,265,770
DIVERSIFIED MINERALS (0.21%)
 Cyprus Amax Minerals
  10.13%; 04/01/02                                                      350,000                 353,936
DIVERSIFIED OPERATIONS (0.62%)
 Rio Tinto Finance
  5.75%; 07/03/06                                                       625,000                 632,686
 Williams Holdings of Delaware
  6.25%; 02/01/06                                                       400,000                 393,135
                                                                                              1,025,821
ELECTRIC-GENERATION (0.66%)
 CE Generation
  7.42%; 12/15/18                                                       942,500                 930,757
 Reliant Energy Finance /1/
  7.40%; 11/15/02                                                       160,000                 164,910
                                                                                              1,095,667
ELECTRIC-INTEGRATED (2.18%)
 Dominion Resources
  6.00%; 01/31/03                                                       750,000                 768,231
  7.82%; 09/15/14                                                     1,000,000               1,061,362
 DTE Energy
  6.00%; 06/01/04                                                     1,250,000               1,288,725
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Exelon
  6.75%; 05/01/11                                                      $500,000                $506,755
                                                                                              3,625,073
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Flextronics International
  9.88%; 07/01/10                                                       130,000                 136,500
FINANCE-AUTO LOANS (2.51%)
 Ford Motor Credit
  6.88%; 02/01/06                                                     1,000,000               1,001,441
  7.38%; 10/28/09                                                       500,000                 492,458
  7.88%; 06/15/10                                                     1,000,000               1,014,154
 General Motors Acceptance
  6.13%; 09/15/06                                                       600,000                 593,849
  6.38%; 01/30/04                                                       400,000                 412,012
  6.75%; 01/15/06                                                       350,000                 355,763
  8.00%; 11/01/31                                                       300,000                 305,336
                                                                                              4,175,013
FINANCE-CONSUMER LOANS (0.24%)
 Household Finance
  6.40%; 06/17/08                                                       400,000                 396,883
FINANCE-INVESTMENT BANKER & BROKER (0.49%)
 Goldman Sachs Group
  6.88%; 01/15/11                                                       800,000                 819,349
FINANCE-MORTGAGE LOAN/BANKER (7.57%)
 Countrywide Home Loans
  5.25%; 06/15/04                                                     1,250,000               1,268,662
  5.50%; 08/01/06                                                       500,000                 498,964
 Federal Home Loan Mortgage
  3.50%; 09/15/03                                                     1,750,000               1,764,322
  5.13%; 10/15/08                                                     2,500,000               2,465,980
  5.50%; 09/15/11                                                     1,500,000               1,470,561
  6.38%; 11/15/03                                                     1,500,000               1,587,084
  6.75%; 03/15/31                                                     1,850,000               1,966,896
 Federal National Mortgage Association
  6.00%; 05/15/08                                                     1,000,000               1,038,690
  6.25%; 05/15/29                                                       550,000                 548,511
                                                                                             12,609,670
FINANCE-OTHER SERVICES (0.63%)
 Verizon Global Funding
  6.75%; 12/01/05                                                     1,000,000               1,054,440
FOOD-MISCELLANEOUS/DIVERSIFIED (0.22%)
 Kraft Foods
  6.50%; 11/01/31                                                       375,000                 367,047
FOOD-RETAIL (1.42%)
 Kroger
  7.50%; 04/01/31                                                       650,000                 682,279
 Safeway
  3.63%; 11/05/03                                                     1,500,000               1,491,591
  7.00%; 09/15/02                                                       195,000                 200,590
                                                                                              2,374,460
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOTELS & MOTELS (0.62%)
 Marriott International
  6.63%; 11/15/03                                                    $1,000,000              $1,039,005
MEDICAL-HOSPITALS (0.38%)
 HCA - The Healthcare Co.
  7.13%; 06/01/06                                                       625,000                 627,344
MONEY CENTER BANKS (1.67%)
 Bank of America
  4.75%; 10/15/06                                                       450,000                 440,589
 Citicorp
  7.13%; 09/01/05                                                     1,000,000               1,064,720
 JP Morgan Chase
  6.75%; 02/01/11                                                     1,250,000               1,279,595
                                                                                              2,784,904
MORTGAGE BACKED SECURITIES (5.02%)
 Chase Commercial Mortgage
  7.03%; 10/15/08                                                       309,623                 327,691
  7.63%; 07/15/32                                                       900,000                 977,591
 CS First Boston Mortgage Securities
  1.26%; 12/16/35 /1 2/                                               2,439,088                 142,010
  6.39%; 08/15/36                                                     1,250,000               1,261,237
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                                       180,000                 192,609
 First Union National Bank Commercial Mortgage /1/
  0.63%; 12/15/33                                                     5,000,000                 187,695
 GS Mortgage Securities /1/
  6.22%; 05/03/18                                                     1,000,000               1,018,357
 JP Morgan Chase Commercial Mortgage /1/
  0.61%; 11/15/35                                                     7,975,000                 287,536
  1.08%; 03/15/33                                                     3,536,560                 194,511
 JP Morgan Commercial Mortgage Finance
  7.77%; 10/15/32                                                     1,250,000               1,364,332
 LB-UBS Commercial Mortgage Trust /1/
  0.71%; 07/15/38                                                     1,450,000                  57,774
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                     2,000,000               2,128,643
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                       210,000                 224,319
                                                                                              8,364,305
MULTI-LINE INSURANCE (0.48%)
 Metlife
  5.25%; 12/01/06                                                       800,000                 798,653
MULTIMEDIA (1.30%)
 AOL Time Warner
  7.63%; 04/15/31                                                       750,000                 793,329
 Viacom
  6.40%; 01/30/06                                                       800,000                 825,404
  7.88%; 07/30/30                                                       500,000                 552,191
                                                                                              2,170,924
NON-HAZARDOUS WASTE DISPOSAL (0.12%)
 Allied Waste /1/
  8.50%; 12/01/08                                                       200,000                 202,000
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (2.19%)
 Alberta Energy
  7.38%; 11/01/31                                                      $300,000                $292,999
 Anadarko Finance
  6.75%; 05/01/11                                                     1,500,000               1,528,423
 Kerr-McGee
  5.88%; 09/15/06                                                       850,000                 852,529
 Louis Dreyfus Natural Gas
  6.88%; 12/01/07                                                       500,000                 517,794
 Petroleos Mexicanos /1/
  6.50%; 02/01/05                                                       450,000                 459,000
                                                                                              3,650,745
OIL COMPANY-INTEGRATED (0.40%)
 Conoco Funding
  7.25%; 10/15/31                                                       350,000                 369,459
 PanCanadian Energy
  7.20%; 11/01/31                                                       300,000                 292,003
                                                                                                661,462
OIL REFINING & MARKETING (0.48%)
 Ashland
  7.71%; 05/11/07                                                       500,000                 530,654
  8.54%; 01/13/05                                                       250,000                 273,631
                                                                                                804,285
OIL-FIELD SERVICES (0.08%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                                       130,000                 135,200
PAPER & RELATED PRODUCTS (0.30%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                       400,000                 397,871
 Mead
  6.60%; 03/01/02                                                       100,000                 100,601
                                                                                                498,472
PIPELINES (0.80%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                     1,000,000               1,056,315
 Dynegy Holdings
  6.88%; 04/01/11                                                       325,000                 276,100
                                                                                              1,332,415
POULTRY (0.46%)
 Tyson Foods /1/
  6.63%; 10/01/04                                                       750,000                 770,273
REAL ESTATE OPERATOR & DEVELOPER (0.26%)
 EOP Operating
  7.00%; 07/15/11                                                       425,000                 427,896
REGIONAL AUTHORITY (0.15%)
 Province of Quebec
  7.50%; 09/15/29                                                       225,000                 250,818
REGIONAL BANKS (0.55%)
 PNC Funding
  5.75%; 08/01/06                                                       900,000                 912,982
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-AUTOMOBILE (0.12%)
 Autonation /1/
  9.00%; 08/01/08                                                      $200,000                $203,500
RETAIL-DRUG STORE (0.13%)
 CVS /1/
  7.77%; 01/10/12                                                       210,000                 209,138
RETAIL-MAJOR DEPARTMENT STORE (0.06%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                                       100,000                 101,524
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Dillards
  6.13%; 11/01/03                                                       200,000                 191,669
 Federated Department Stores
  7.00%; 02/15/28                                                       225,000                 212,909
                                                                                                404,578
RETAIL-TOY STORE (0.18%)
 Toys R Us /1/
  6.88%; 08/01/06                                                       300,000                 292,491
SOVEREIGN (0.16%)
 Mexico Government
  8.38%; 01/14/11                                                       250,000                 259,375
TELECOMMUNICATION SERVICES (0.56%)
 Citizens Communications /1/
  6.38%; 08/15/04                                                       925,000                 940,669
TELEPHONE-INTEGRATED (2.38%)
 BellSouth
  6.88%; 10/15/31                                                       200,000                 205,628
 France Telecom /1/
  7.75%; 03/01/11                                                     1,000,000               1,071,109
 Qwest Capital Funding
  7.00%; 08/03/09                                                       300,000                 291,389
 Sprint Capital
  5.70%; 11/15/03                                                     1,025,000               1,044,461
 Telefonica Europe
  7.75%; 09/15/10                                                       400,000                 424,943
 WorldCom
  6.50%; 05/15/04                                                       900,000                 924,745
                                                                                              3,962,275
TRANSPORT-AIR FREIGHT (0.15%)
 FedEx
  7.96%; 03/28/17                                                       282,311                 257,445
TRANSPORT-RAIL (0.63%)
 Canadian National Railway
  7.38%; 10/15/31                                                       470,000                 496,632
 Canadian Pacific Railway
  7.13%; 10/15/31                                                       175,000                 177,432
 CSX
  7.05%; 05/01/02                                                        30,000                  30,460
 Union Pacific
  5.75%; 10/15/07                                                       350,000                 349,002
                                                                                              1,053,526
                                                                   TOTAL BONDS               79,156,928
                                                          Principal

     Type           Rate               Maturity           Amount                               Value

---------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (17.42%)
FHLMC           6.00%         09/01/16 - 04/01/31                    $6,333,747              $6,328,715
FHLMC           6.50%         03/01/19 - 07/01/31                     7,120,669               7,170,979
FHLMC           7.00%         12/01/29 - 12/01/31                     8,826,944               9,000,824
FHLMC           7.50%         11/01/29 - 03/01/31                     4,274,180               4,411,953
FHLMC           8.00%         09/01/30                                2,030,510               2,128,580
                                                      TOTAL FHLMC CERTIFICATES               29,041,051

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (12.36%)
FNMA            6.00%         05/01/09 - 05/01/31                     4,158,461               4,229,427
FNMA            6.50%         12/01/10 - 11/01/31                    11,825,585              11,957,246
FNMA            7.00%         08/01/31 - 12/31/32                     2,918,828               2,974,705
FNMA            7.50%         06/01/30                                1,385,447               1,431,222
                                                       TOTAL FNMA CERTIFICATES               20,592,600

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.13%)
GNMA I          5.50%         12/15/31                                  700,070                 666,817
GNMA I          6.50%         10/15/31                                1,000,000               1,004,562
GNMA I          7.00%         10/15/29 - 01/01/32                     2,500,100               2,555,104
GNMA II         6.00%         07/20/28 - 07/20/29                     5,201,288               5,085,515
GNMA II         6.50%         03/20/28 - 05/20/29                       898,327                 899,674
                                                       TOTAL GNMA CERTIFICATES               10,211,672

                                                          Principal
                                                           Amount                               Value

---------------------------------------------------------------------------------------------------------------
TREASURY BONDS (14.40%)
 U.S. Treasury
  2.75%; 09/30/03                                                      $950,000                $948,664
  3.00%; 11/30/03                                                     3,000,000               3,002,109
  3.50%; 11/15/06                                                       500,000                 481,992
  4.63%; 05/15/06                                                     3,955,000               4,010,152
  4.75%; 01/31/03                                                       450,000                 462,498
  5.00%; 02/15/11                                                        50,000                  49,848
  5.00%; 08/15/11                                                       125,000                 124,688
  5.75%; 11/15/05                                                     2,520,000               2,662,241
  6.25%; 02/15/07                                                     1,375,000               1,485,645
  6.25%; 08/15/23                                                     2,750,000               2,911,134
  6.25%; 05/15/30                                                     2,650,000               2,870,591
  6.75%; 08/15/26                                                       750,000                 846,738
  8.00%; 11/15/21                                                       565,000                 714,968
 U.S. Treasury Strip /3/
  0.00%; 02/15/12                                                     6,000,000               3,430,500
                                                          TOTAL TREASURY BONDS               24,001,768

                                                        Principal
                                                           Amount                               Value

---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.58%)
MONEY CENTER BANKS (3.58%)
 Investment in Joint Trading Account; Citicorp
  1.77%; 01/02/02                                                    $5,976,028              $5,976,028
                                                        TOTAL COMMERCIAL PAPER                5,976,028
                                                                                           ------------

                                         TOTAL PORTFOLIO INVESTMENTS (101.39%)              168,980,047
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.39%)                                            (2,322,164)
                                                    TOTAL NET ASSETS (100.00%)             $166,657,883
                                                                                           ---------------

/1/ Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $7,781,561 or 4.67% of net assets.
/2/ Variable rate.
/3/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                               DECEMBER 31, 2001

                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (98.47%)
AEROSPACE & DEFENSE (1.17%)
                                                                         $
 Boeing                                                76,900               2,982,182
AEROSPACE & DEFENSE EQUIPMENT (2.07%)
 Lockheed Martin                                       37,600               1,754,792
 United Technologies                                   54,400               3,515,872
                                                                            5,270,664
APPAREL MANUFACTURERS (0.42%)
 Jones Apparel Group /1/                               32,600               1,081,342
APPLICATIONS SOFTWARE (0.34%)
 Intuit /1/                                            20,300                 868,028
BUILDING-RESIDENTIAL & COMMERCIAL (0.86%)
 Lennar                                                47,000               2,200,540
CABLE TV (0.33%)
 USA Networks /1/                                      30,300                 827,493
CASINO HOTELS (0.54%)
 MGM Mirage                                            47,800               1,379,986
CASINO SERVICES (0.78%)
 International Game Technology                         28,900               1,973,870
CHEMICALS-SPECIALTY (0.57%)
 Engelhard                                             52,400               1,450,432
COMMERCIAL BANKS (6.55%)
 Amsouth Bancorp.                                     247,100               4,670,190
 Associated Banc                                       68,800               2,427,952
 First Tennessee National                              68,600               2,487,436
 Hibernia                                             151,400               2,693,406
 North Fork Bancorp.                                   81,800               2,616,782
 Popular                                               61,078               1,776,148
                                                                           16,671,914
COMPUTER AIDED DESIGN (0.31%)
 Autodesk                                              21,000                 782,670
COMPUTER SERVICES (0.79%)
 Electronic Data Systems                               29,304               2,008,789
COMPUTERS (1.26%)
 International Business Machines                       26,600               3,217,536
CONSUMER PRODUCTS-MISCELLANEOUS (1.90%)
 Clorox                                               122,200               4,833,010
COSMETICS & TOILETRIES (3.35%)
 Procter & Gamble                                     107,900               8,538,127
DATA PROCESSING & MANAGEMENT (1.51%)
 Acxiom /1/                                           220,100               3,845,147
DIVERSIFIED FINANCIAL SERVICES (2.10%)
 Citigroup                                            105,781               5,339,825
DIVERSIFIED MANUFACTURING OPERATIONS (2.41%)
 Danaher                                               57,300               3,455,763
 FMC                                                   45,000               2,677,500
                                                                            6,133,263
ELECTRIC-INTEGRATED (9.05%)
 Allegheny Energy                                      28,900               1,046,758
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                         $
 Alliant Energy                                       123,500               3,749,460
 American Electric Power                               25,900               1,127,427
 Dominion Resources                                   102,000               6,130,200
 Duke Energy                                           82,800               3,250,728
 Entergy                                               35,800               1,400,138
 Idacorp                                              128,600               5,221,160
 PPL                                                   31,500               1,097,775
                                                                           23,023,646
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.83%)
 LSI Logic /1/                                        133,500               2,106,630
ELECTRONICS-MILITARY (0.45%)
 L-3 Communications Holdings /1/                       12,800               1,152,000
ENTERPRISE SOFTWARE/SERVICE (1.54%)
 Computer Associates International                     93,200               3,214,468
 Sybase /1/                                            44,900                 707,624
                                                                            3,922,092
FINANCE-CONSUMER LOANS (1.43%)
 Household International                               62,800               3,638,632
FINANCE-INVESTMENT BANKER & BROKER (0.96%)
 Lehman Brothers Holdings                              36,400               2,431,520
FINANCE-MORTGAGE LOAN/BANKER (3.53%)
 Federal Home Loan Mortgage                            51,900               3,394,260
 Federal National Mortgage Association                 70,400               5,596,800
                                                                            8,991,060
FINANCIAL GUARANTEE INSURANCE (2.01%)
 MBIA                                                  95,500               5,121,665
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 General Mills                                         24,900               1,295,049
HOTELS & MOTELS (0.51%)
 Starwood Hotels & Resorts Worldwide                   43,700               1,304,445
INDEPENDENT POWER PRODUCER (0.35%)
 Mirant /1/                                            55,100                 882,702
MACHINERY-CONSTRUCTION & MINING (0.72%)
 Caterpillar                                           35,200               1,839,200
MEDICAL PRODUCTS (0.82%)
 Johnson & Johnson                                     35,400               2,092,140
MEDICAL-DRUGS (0.94%)
 Bristol-Myers Squibb                                  26,500               1,351,500
 Merck                                                 17,830               1,048,404
                                                                            2,399,904
MEDICAL-HMO (0.95%)
 Wellpoint Health Networks /1/                         20,600               2,407,110
MEDICAL-HOSPITALS (1.61%)
 HCA - The Healthcare Company                          44,500               1,715,030
 Tenet Healthcare /1/                                  40,500               2,378,160
                                                                            4,093,190
MONEY CENTER BANKS (2.66%)
 Bank of America                                      107,400               6,760,830
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (1.54%)
                                                                         $
 American International Group                          29,503               2,342,538
 American National Insurance                            3,717                 312,600
 MetLife                                               40,000               1,267,200
                                                                            3,922,338
MULTIMEDIA (2.14%)
 McGraw-Hill                                           56,300               3,433,174
 Walt Disney                                           97,300               2,016,056
                                                                            5,449,230
OIL COMPANY-INTEGRATED (7.12%)
 Amerada Hess                                          22,400               1,400,000
 ChevronTexaco                                         62,500               5,600,625
 Conoco                                                60,400               1,709,320
 Exxon Mobil                                          176,500               6,936,450
 USX-Marathon Group                                    82,200               2,466,000
                                                                           18,112,395
OIL FIELD MACHINERY & EQUIPMENT (0.54%)
 Weatherford International /1/                         37,200               1,386,072
OIL REFINING & MARKETING (1.04%)
 Sunoco                                                28,000               1,045,520
 Valero Energy                                         41,900               1,597,228
                                                                            2,642,748
PIPELINES (0.36%)
 Williams                                              35,500                 905,960
PROPERTY & CASUALTY INSURANCE (0.67%)
 Fidelity National Financial                           68,400               1,696,320
REGIONAL BANKS (3.31%)
 National City                                        167,300               4,891,852
 Union Planters                                        57,900               2,613,027
 US Bancorp                                            43,700                 914,641
                                                                            8,419,520
RETAIL-REGIONAL DEPARTMENT STORE (0.36%)
 Federated Department Stores /1/                       22,400                 916,160
RETAIL-RESTAURANTS (0.82%)
 Brinker International /1/                             33,050                 983,568
 Darden Restaurants                                    31,000               1,097,400
                                                                            2,080,968
SATELLITE TELECOM (1.75%)
 PanAmSat                                             203,962               4,462,689
SAVINGS & LOANS/THRIFTS (3.02%)
 Astoria Financial                                     92,700               2,452,842
 Washington Mutual                                    160,350               5,243,445
                                                                            7,696,287
TELECOMMUNICATION EQUIPMENT (1.35%)
 UTStarcom /1/                                        120,800               3,442,800
TELEPHONE-INTEGRATED (11.70%)
 Alltel                                                58,600               3,617,378
 AT&T                                                 443,000               8,036,020
 BellSouth                                            145,700               5,558,455
 SBC Communications                                   166,400               6,517,888
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                         $
 Verizon Communications                               127,142               6,034,159
                                                                           29,763,900
TOBACCO (3.78%)
 Philip Morris                                        157,800               7,235,130
 RJ Reynolds Tobacco Holdings                          24,400               1,373,720
 UST                                                   28,700               1,004,500
                                                                            9,613,350
TRANSPORT-RAIL (2.84%)
 Burlington Northern Santa Fe                          24,700                 704,691
 CSX                                                   35,600               1,247,780
 Norfolk Southern                                      97,900               1,794,507
 Union Pacific                                         61,000               3,477,000
                                                                            7,223,978
                                         TOTAL COMMON STOCKS              250,601,348

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.86%)
MONEY CENTER BANKS (1.86%)
 Investment in Joint Trading Account;
  Citicorp
  1.77%; 01/02/02                                  $4,720,865              $4,720,865
                                      TOTAL COMMERCIAL PAPER                4,720,865
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (100.33%)              255,322,213
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.33%)                            (837,793)
                                  TOTAL NET ASSETS (100.00%)             $254,484,420
                                                                         ---------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                               DECEMBER 31, 2001

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (98.15%)
AEROSPACE & DEFENSE (0.68%)
                                                                      $
 Raytheon                                           69,600               2,259,912
AEROSPACE & DEFENSE EQUIPMENT (2.40%)
 Alliant Techsystems /1/                            18,800               1,451,360
 General Dynamics                                   82,400               6,562,336
                                                                         8,013,696
APPLICATIONS SOFTWARE (5.03%)
 Intuit /1/                                         62,100               2,655,396
 Microsoft /1/                                     213,700              14,161,899
                                                                        16,817,295
BEVERAGES-NON-ALCOHOLIC (2.58%)
 Coca-Cola                                          32,400               1,527,660
 Pepsico                                           146,060               7,111,661
                                                                         8,639,321
BREWERY (1.95%)
 Anheuser-Busch                                    144,100               6,514,761
BROADCASTING SERVICES & PROGRAMMING (1.37%)
 Liberty Media /1/                                 327,200               4,580,800
CASINO SERVICES (0.42%)
 International Game Technology                      20,700               1,413,810
CELLULAR TELECOMMUNICATIONS (0.25%)
 AT&T Wireless Services /1/                         58,000                 833,460
COMMERCIAL SERVICE-FINANCE (0.80%)
 Concord EFS /1/                                    82,000               2,687,960
COMMERCIAL SERVICES (0.20%)
 Weight Watchers International /1/                  19,900                 673,018
COMPUTER SERVICES (0.31%)
 Affiliated Computer Services /1/                    9,900               1,050,687
COMPUTERS (4.12%)
 Dell Computer /1/                                 152,400               4,142,232
 International Business Machines                    62,900               7,608,384
 Sun Microsystems /1/                              164,000               2,023,760
                                                                        13,774,376
COMPUTERS-INTEGRATED SYSTEMS (0.22%)
 Brocade Communications System /1/                  22,400                 741,888
COMPUTERS-MEMORY DEVICES (0.82%)
 EMC                                                83,700               1,124,928
 Veritas Software /1/                               35,963               1,611,862
                                                                         2,736,790
COSMETICS & TOILETRIES (1.32%)
 Colgate-Palmolive                                  38,900               2,246,475
 Procter & Gamble                                   27,300               2,160,249
                                                                         4,406,724
DATA PROCESSING & MANAGEMENT (0.74%)
 First Data                                         31,400               2,463,330
DIVERSIFIED FINANCIAL SERVICES (3.09%)
 Citigroup                                         204,866              10,341,636
DIVERSIFIED MANUFACTURING OPERATIONS (12.35%)
 General Electric                                  392,700              15,739,416
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                      $
 Tyco International                                433,800              25,550,820
                                                                        41,290,236
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.48%)
 Altera /1/                                         53,000               1,124,660
 Intel                                             394,200              12,397,590
 Texas Instruments                                 138,200               3,869,600
 Xilinx /1/                                         23,650                 923,532
                                                                        18,315,382
ENTERPRISE SOFTWARE/SERVICE (1.55%)
 Oracle /1/                                        239,000               3,300,590
 Peoplesoft /1/                                     47,200               1,897,440
                                                                         5,198,030
FIDUCIARY BANKS (0.41%)
 Bank of New York                                   33,200               1,354,560
FINANCE-CREDIT CARD (0.49%)
 Capital One Financial                              30,600               1,650,870
FINANCE-INVESTMENT BANKER & BROKER (1.00%)
 Goldman Sachs Group                                36,200               3,357,550
FINANCE-MORTGAGE LOAN/BANKER (3.97%)
 Federal Home Loan Mortgage                        202,900              13,269,660
FOOD-MISCELLANEOUS/DIVERSIFIED (1.55%)
 Kraft Foods                                       152,400               5,186,172
FOOD-RETAIL (0.73%)
 Safeway /1/                                        58,100               2,425,675
INSTRUMENTS-SCIENTIFIC (0.16%)
 Applied Biosystems Group                           13,300                 522,291
INTERNET SECURITY (0.08%)
 VeriSign /1/                                        6,600                 251,064
MEDICAL INSTRUMENTS (1.12%)
 Medtronic                                          72,900               3,733,209
MEDICAL LABORATORY & TESTING SERVICE (2.37%)
 Laboratory Corp. of America Holdings /1/           72,200               5,837,370
 Quest Diagnostics /1/                              29,200               2,093,932
                                                                         7,931,302
MEDICAL PRODUCTS (2.30%)
 Baxter International                               29,800               1,598,174
 Johnson & Johnson                                 102,900               6,081,390
                                                                         7,679,564
MEDICAL-BIOMEDICAL/GENE (1.95%)
 Amgen /1/                                          59,900               3,380,756
 Idec Pharmaceuticals /1/                           32,300               2,226,439
 Invitrogen /1/                                     14,900                 922,757
                                                                         6,529,952
MEDICAL-DRUGS (11.66%)
 Abbott Laboratories                                45,600               2,542,200
 American Home Products                            132,600               8,136,336
 Bristol-Myers Squibb                               63,300               3,228,300
 Celgene /1/                                        21,000                 670,320
 Eli Lilly                                          22,400               1,759,296
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Medimmune /1/                                      21,100                 977,985
 Merck                                              89,700               5,274,360
 Pfizer                                            393,275              15,672,009
 Schering-Plough                                    20,700                 741,267
                                                                        39,002,073
MEDICAL-HOSPITALS (1.17%)
 HCA - The Healthcare Company                      101,900               3,927,226
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.71%)
 AmerisourceBergen                                  23,200               1,474,360
 Cardinal Health                                    14,100                 911,706
                                                                         2,386,066
MULTI-LINE INSURANCE (2.14%)
 American International Group                       90,300               7,169,820
MULTIMEDIA (2.43%)
 AOL Time Warner /1/                               189,050               6,068,505
 Viacom /1/                                         46,500               2,052,975
                                                                         8,121,480
NETWORKING PRODUCTS (2.14%)
 Cisco Systems /1/                                 395,950               7,170,654
OIL COMPANY-EXPLORATION & PRODUCTION (0.42%)
 Anadarko Petroleum                                 24,800               1,409,880
OIL-FIELD SERVICES (0.58%)
 Baker Hughes                                       53,000               1,932,910
PHARMACEUTICALS (0.75%)
 Pharmacia                                          58,464               2,493,490
REGIONAL BANKS (1.02%)
 Fifth Third Bancorp                                55,500               3,417,690
RETAIL-APPAREL & SHOE (0.23%)
 Limited                                            51,400                 756,608
RETAIL-BUILDING PRODUCTS (2.92%)
 Home Depot                                        191,300               9,758,213
RETAIL-DISCOUNT (3.73%)
 BJ's Wholesale Club /1/                            42,200               1,861,020
 Costco Wholesale                                   62,100               2,755,998
 Dollar Tree Stores /1/                             31,000                 958,210
 TJX                                                17,200                 685,592
 Wal-Mart Stores                                   107,800               6,203,890
                                                                        12,464,710
RETAIL-DRUG STORE (0.29%)
 Walgreen                                           28,400                 955,944
RETAIL-JEWELRY (0.26%)
 Tiffany                                            27,300                 859,131
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.43%)
 Analog Devices /1/                                 32,300               1,433,797
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                              30,600               1,227,060
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.67%)
                                                                      $
 Qualcomm /1/                                       44,700               2,257,350
TELEPHONE-INTEGRATED (2.77%)
 SBC Communications                                 91,100               3,568,387
 Sprint PCS /1/                                     85,300               2,082,173
 Verizon Communications                             55,998               2,657,665
 WorldCom /1/                                       69,000                 971,520
                                                                         9,279,745
THERAPEUTICS (0.50%)
 Gilead Sciences /1/                                25,700               1,689,004
TOBACCO (0.90%)
 Philip Morris                                      65,400               2,998,590
WIRELESS EQUIPMENT (0.25%)
 Motorola                                           56,300                 845,626
                                      TOTAL COMMON STOCKS              328,202,048
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (98.15%)              328,202,048
CASH AND RECEIVABLES, NET OF LIABILITIES (1.85%)                         6,198,796
                               TOTAL NET ASSETS (100.00%)             $334,400,844
                                                                      --------------

 /1/ Non-income producing security.

                         GOVERNMENT SECURITIES ACCOUNT

                               DECEMBER 31, 2001

                                                       Principal

                                                       Amount                                Value

-------------------------------------------------------------------------------------------------------------
BONDS (24.96%)
ELECTRIC-INTEGRATED (4.75%)
 Tennessee Valley Authority
  4.75%; 07/15/04                                                  $3,000,000              $3,059,439
  4.88%; 12/15/16                                                   2,000,000               2,002,296
  5.00%; 12/18/03                                                   2,000,000               2,065,606
  6.00%; 09/24/02                                                   2,000,000               2,051,492
                                                                                            9,178,833
FINANCE-CONSUMER LOANS (4.07%)
 Student Loan Marketing Association
  4.75%; 04/23/04                                                   1,000,000               1,026,152
  5.70%; 07/01/04                                                   1,050,000               1,098,123
  6.13%; 12/01/05                                                   1,560,000               1,646,684
  6.25%; 12/01/08                                                   1,100,000               1,150,301
  8.47%; 12/01/08                                                   1,000,000               1,172,255
  9.15%; 12/01/04                                                   1,200,000               1,368,287
  9.25%; 06/01/04                                                     350,000                 394,386
                                                                                            7,856,188
FINANCE-MORTGAGE LOAN/BANKER (8.81%)
 Federal Home Loan Bank System
  4.63%; 08/13/04                                                   3,000,000               3,064,806
  5.38%; 02/15/06                                                   3,000,000               3,078,837
  5.50%; 01/21/03                                                   1,000,000               1,032,726
  6.66%; 03/26/02                                                   1,000,000               1,010,526
  6.75%; 02/15/02                                                   1,500,000               1,508,235
  6.75%; 08/15/02                                                   1,000,000               1,028,378
  6.88%; 08/15/03                                                   3,000,000               3,183,969
  7.25%; 05/15/02                                                   1,500,000               1,528,241
  7.25%; 05/15/03                                                   1,500,000               1,591,477
                                                                                           17,027,195
FINANCE-OTHER SERVICES (7.33%)
 Private Export Funding
  5.34%; 03/15/06                                                   3,000,000               3,064,218
  5.80%; 02/01/04                                                   1,100,000               1,128,764
  6.24%; 05/15/02                                                     200,000                 203,027
  6.62%; 10/01/05                                                   2,200,000               2,354,863
  6.90%; 01/31/03                                                   1,000,000               1,048,046
  7.01%; 04/30/04                                                   2,280,000               2,452,783
  7.03%; 10/31/03                                                   2,275,000               2,429,268
  8.75%; 06/30/03                                                   1,373,000               1,490,773
                                                                                           14,171,742
                                                                 TOTAL BONDS               48,233,958

                                                       Principal

    Type          Rate              Maturity           Amount                                Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (31.44%)
                                                                  $                      $
FHLMC          5.50%        02/01/24 - 03/01/24                       883,446                 851,878
FHLMC          6.00%        12/01/08 - 12/01/31                    11,442,249              11,478,416
FHLMC          6.50%        06/01/18 - 12/01/31                    26,207,912              26,330,555
FHLMC          7.00%        09/01/23 - 05/01/31                    11,751,460              12,007,149
FHLMC          7.50%        03/01/23 - 02/01/31                     6,865,069               7,086,660
                                                       Principal

    Type          Rate              Maturity           Amount                                Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
FHLMC          8.00%        10/01/30                               $2,879,092              $3,014,588
                                                    TOTAL FHLMC CERTIFICATES               60,769,246

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (22.59%)
FNMA           5.50%        05/01/24                                  849,325                 821,970
FNMA           6.00%        02/01/09 - 12/01/31                     9,762,029               9,706,800
FNMA           6.50%        06/01/16 - 11/01/31                    13,805,070              13,918,239
FNMA           7.00%        08/01/23 - 02/01/32                    14,928,473              15,224,012
FNMA           7.50%        04/01/22 - 05/01/31                     3,422,326               3,539,942
FNMA           8.00%        06/01/30                                  416,447                 436,422
                                                     TOTAL FNMA CERTIFICATES               43,647,385

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (18.19%)
GNMA I         6.50%        05/15/26 - 07/15/31                     9,654,907               9,703,677
GNMA I         7.00%        01/15/24 - 01/01/32                    11,202,162              11,455,140
GNMA II        6.00%        05/20/24 - 07/20/29                    12,278,623              12,033,357
GNMA II        6.50%        12/20/25 - 02/20/26                     1,949,291               1,958,949
                                                     TOTAL GNMA CERTIFICATES               35,151,123

                                                       Principal

                                                       Amount                                Value

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.47%)
FINANCE-CONSUMER LOANS (6.47%)
 Investment in Joint Trading Account; Student Loan
  Marketing Association
  1.47%; 01/02/02                                                 $12,512,886             $12,512,375
                                                      TOTAL COMMERCIAL PAPER               12,512,375
                                                                                         ------------

                                       TOTAL PORTFOLIO INVESTMENTS (103.65%)              200,314,087
LIABILITIES, NET OF CASH AND RECEIVABLES
(-3.65%)                                                                                   (7,059,778)
                                                  TOTAL NET ASSETS (100.00%)             $193,254,309
                                                                                         ---------------



See accompanying notes.

                                 GROWTH ACCOUNT

                               DECEMBER 31, 2001


                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.00%)
APPLICATIONS SOFTWARE (1.95%)
                                                                        $
 Microsoft /1/                                        18,600              1,232,622
 Siebel Systems /1/                                  101,900              2,851,162
                                                                          4,083,784
CABLE TV (4.21%)
 Comcast                                             245,400              8,834,400
COMMERCIAL SERVICE-FINANCE (4.30%)
 H&R Block                                            88,200              3,942,540
 Paychex                                             145,250              5,089,560
                                                                          9,032,100
COMPUTERS (1.95%)
 Sun Microsystems /1/                                331,500              4,090,710
COMPUTERS-MEMORY DEVICES (3.03%)
 EMC                                                 202,800              2,725,632
 Veritas Software /1/                                 80,900              3,625,938
                                                                          6,351,570
DATA PROCESSING & MANAGEMENT (2.64%)
 Automatic Data Processing                            94,000              5,536,600
DIVERSIFIED FINANCIAL SERVICES (3.47%)
 Citigroup                                           144,162              7,277,298
DIVERSIFIED MANUFACTURING OPERATIONS (5.03%)
 General Electric                                    263,300             10,553,064
E-COMMERCE/SERVICES (1.55%)
 TMP Worldwide /1/                                    75,866              3,254,651
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.37%)
 Intel                                                73,100              2,298,995
 Texas Instruments                                    95,200              2,665,600
                                                                          4,964,595
ENTERPRISE SOFTWARE/SERVICE (1.08%)
 BEA Systems /1/                                     147,000              2,265,270
FIDUCIARY BANKS (1.62%)
 Bank of New York                                     20,700                844,560
 State Street                                         48,900              2,555,025
                                                                          3,399,585
FINANCE-INVESTMENT BANKER & BROKER (1.03%)
 Morgan Stanley Dean Witter                           38,800              2,170,472
FINANCE-MORTGAGE LOAN/BANKER (2.20%)
 Federal National Mortgage Association                58,200              4,626,900
FOOD-WHOLESALE/DISTRIBUTION (2.70%)
 Sysco                                               216,300              5,671,386
INTERNET SECURITY (1.15%)
 Check Point Software Technologies /1/                60,700              2,421,323
MEDICAL INSTRUMENTS (7.04%)
 Biomet                                              150,600              4,653,540
 Medtronic                                           197,700             10,124,217
                                                                         14,777,757
MEDICAL PRODUCTS (4.94%)
 Johnson & Johnson                                   175,500             10,372,050
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (10.26%)
                                                                        $
 Bristol-Myers Squibb                                 99,900              5,094,900
 Pfizer                                              412,500             16,438,125
                                                                         21,533,025
MEDICAL-HOSPITALS (1.01%)
 Tenet Healthcare /1/                                 36,000              2,113,920
MEDICAL-WHOLESALE DRUG DISTRIBUTION (3.26%)
 Cardinal Health                                     105,900              6,847,494
MULTI-LINE INSURANCE (2.93%)
 American International Group                         77,425              6,147,545
MULTIMEDIA (2.78%)
 AOL Time Warner /1/                                 181,900              5,838,990
NETWORKING PRODUCTS (3.70%)
 Cisco Systems /1/                                   428,600              7,761,946
REGIONAL BANKS (2.93%)
 Fifth Third Bancorp                                  99,800              6,145,684
RETAIL-BEDDING (4.58%)
 Bed Bath & Beyond /1/                               283,400              9,607,260
RETAIL-BUILDING PRODUCTS (1.48%)
 Home Depot                                           60,700              3,096,307
RETAIL-REGIONAL DEPARTMENT STORE (2.94%)
 Kohls /1/                                            87,600              6,170,544
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.43%)
 Linear Technology                                   120,100              4,688,704
 Maxim Integrated Products /1/                       127,600              6,700,276
                                                                         11,388,980
SEMICONDUCTOR EQUIPMENT (1.22%)
 Applied Materials /1/                                64,100              2,570,410
TELECOMMUNICATION EQUIPMENT (0.88%)
 Comverse Technology /1/                              82,600              1,847,762
TELEPHONE-INTEGRATED (3.34%)
 BellSouth                                            59,000              2,250,850
 Sprint PCS /1/                                      195,300              4,767,273
                                                                          7,018,123
                                        TOTAL COMMON STOCKS             207,771,505





                                             Principal
                                               Amount              Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (0.01%)

MONEY CENTER BANKS (0.01%)
 Investment in Joint Trading Account;
  Citicorp

  1.77%; 01/02/02                            $26,962              $26,962


                                TOTAL COMMERCIAL PAPER             26,962
                                                                   ------


            TOTAL PORTFOLIO INVESTMENTS (99.01%)             207,798,467
CASH AND RECEIVABLES, NET OF LIABILITIES (0.99%)             2,080,859
                      TOTAL NET ASSETS (100.00%)             $209,879,326
                                                             --------------

/1 /Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                               HIGH YIELD ACCOUNT

                               DECEMBER 31, 2001

                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
BONDS (92.24%)
AGRICULTURAL CHEMICALS (2.50%)
 IMC Global /1/
  10.88%; 06/01/08                                       $300,000               $319,500
AUTO-MEDIUM & HEAVY DUTY TRUCKS (2.38%)
 Navistar Financial
  9.00%; 06/01/02                                         300,000                303,969
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.57%)
 Advance Stores /1/
  10.25%; 04/15/08                                         50,000                 50,750
 Collins & Aikman Products /1/
  10.75%; 12/31/11                                        150,000                150,375
                                                                                 201,125
BEVERAGES-NON-ALCOHOLIC (1.16%)
 Companhia Brasileira de Bebidas /1/
  10.50%; 12/15/11                                        150,000                147,750
BUILDING-RESIDENTIAL & COMMERCIAL (1.21%)
 D.R. Horton
  9.75%; 09/15/10                                         150,000                154,500
CABLE TV (7.67%)
 Charter Communications Holdings
  0.00%; 05/15/11 /2/                                     300,000                184,500
  10.75%; 10/01/09                                        300,000                316,500
 Frontiervision Holdings
  11.88%; 09/15/07                                        300,000                314,625
 Mediacom Broadband
  11.00%; 07/15/13                                        150,000                164,625
                                                                                 980,250
CASINO HOTELS (1.15%)
 Park Place Entertainment
  8.13%; 05/15/11                                         150,000                146,625
CASINO SERVICES (2.57%)
 Anchor Gaming
  9.88%; 10/15/08                                         300,000                328,500
CELLULAR TELECOMMUNICATIONS (4.97%)
 American Cellular
  9.50%; 10/15/09                                         150,000                145,500
 Crown Castle International
  9.38%; 08/01/11                                         150,000                137,625
 Nextel Partners
  11.00%; 03/15/10                                        150,000                121,500
 Triton PCS /1/
  8.75%; 11/15/11                                         150,000                150,000
 UbiquiTel Operating /2/
  0.00%; 04/15/10                                         150,000                 80,250
                                                                                 634,875
CHEMICALS-DIVERSIFIED (2.36%)
 Equistar Chemicals
  10.13%; 09/01/08                                        300,000                301,500
CHEMICALS-SPECIALTY (1.20%)
 OM Group /1/
  9.25%; 12/15/11                                         150,000                153,000
                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (1.21%)
 Luscar Coal /1/
  9.75%; 10/15/11                                        $150,000               $155,250
COMMERCIAL SERVICES (0.61%)
 Iron Mountain
  8.63%; 04/01/13                                          75,000                 78,000
COMPUTER SERVICES (1.17%)
 Unisys
  8.13%; 06/01/06                                         150,000                149,250
COSMETICS & TOILETRIES (0.58%)
 Revlon Consumer Products /1/
  12.00%; 12/01/05                                         75,000                 74,531
DIRECT MARKETING (2.39%)
 Heritage Media
  8.75%; 02/15/06                                         300,000                305,250
DIVERSIFIED FINANCIAL SERVICES (0.49%)
 Finova Group
  7.50%; 11/15/09                                         150,000                 63,000
ELECTRIC-GENERATION (1.08%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                        150,000                138,000
ELECTRIC-INTEGRATED (2.47%)
 PG&E National Energy Group
  10.38%; 05/16/11                                        300,000                316,320
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.23%)
 Flextronics International
  9.88%; 07/01/10                                         150,000                157,500
FINANCE-AUTO LOANS (2.49%)
 Ford Motor Credit
  6.50%; 01/25/07                                         325,000                317,957
FINANCE-OTHER SERVICES (4.01%)
 Alamosa Delaware
  12.50%; 02/01/11                                        150,000                153,000
 Orion Power Holdings
  12.00%; 05/01/10                                        300,000                360,000
                                                                                 513,000
FOOD-MEAT PRODUCTS (0.81%)
 Smithfield Foods /1/
  8.00%; 10/15/09                                         100,000                103,000
FOOD-MISCELLANEOUS/DIVERSIFIED (1.27%)
 Michael Foods
  11.75%; 04/01/11                                        150,000                162,000
FOOD-RETAIL (1.56%)
 Great Atlantic & Pacific Tea
  9.13%; 12/15/11                                         125,000                125,312
 Ingles Markets /1/
  8.88%; 12/01/11                                          75,000                 73,688
                                                                                 199,000
                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (0.40%)
 Fleming
  10.13%; 04/01/08                                        $50,000                $50,500
FUNERAL SERVICE & RELATED ITEMS (2.04%)
 Service Corp. International
  6.00%; 12/15/05                                         300,000                261,000
HOTELS & MOTELS (2.29%)
 John Q Hammons Hotels
  8.88%; 02/15/04                                         300,000                292,500
INDEPENDENT POWER PRODUCER (0.53%)
 Calpine
  8.50%; 02/15/11                                          75,000                 68,248
LIFE & HEALTH INSURANCE (1.40%)
 Conseco
  8.50%; 10/15/02                                         150,000                109,500
  8.75%; 02/09/04                                         150,000                 69,000
                                                                                 178,500
MACHINERY-CONSTRUCTION & MINING (1.17%)
 Terex /1/
  9.25%; 07/15/11                                         150,000                150,000
MEDICAL-HOSPITALS (5.61%)
 HCA - The Healthcare Co.
  7.13%; 06/01/06                                         500,000                501,875
 IASIS Healthcare
  13.00%; 10/15/09                                         75,000                 81,000
 Magellan Health Services
  9.00%; 02/15/08                                         150,000                133,500
                                                                                 716,375
MINING SERVICES (0.81%)
 Compass Minerals Group /1/
  10.00%; 08/15/11                                        100,000                103,750
NON-HAZARDOUS WASTE DISPOSAL (2.77%)
 Allied Waste /1/
  8.50%; 12/01/08                                         350,000                353,500
OIL COMPANY-EXPLORATION & PRODUCTION (2.32%)
 Chesapeake Energy /1/
  8.38%; 11/01/08                                         300,000                296,250
OIL-FIELD SERVICES (2.44%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                         300,000                312,000
PAPER & RELATED PRODUCTS (3.48%)
 Doman Industries
  12.00%; 07/01/04                                        500,000                445,000
PHYSICAL THERAPY & REHABILITATION CENTERS (2.35%)
 Healthsouth /1/
  7.38%; 10/01/06                                         300,000                300,000
RETAIL-AUTOMOBILE (0.80%)
 Autonation /1/
  9.00%; 08/01/08                                         100,000                101,750
                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (0.97%)
 K Mart /1/
  9.88%; 06/15/08                                        $150,000               $124,421
RETAIL-REGIONAL DEPARTMENT STORE (2.25%)
 Dillards
  6.13%; 11/01/03                                         300,000                287,504
RUBBER&VINYL (0.62%)
 Applied Extrusion Technologies
  10.75%; 07/01/11                                         75,000                 79,875
SATELLITE TELECOM (2.41%)
 Echostar /1/
  9.13%; 01/15/09                                         150,000                150,375
 EchoStar Broadband
  10.38%; 10/01/07                                        150,000                157,125
                                                                                 307,500
SPECIAL PURPOSE ENTITY (0.91%)
 Osprey Trust /2/ /1/
  8.31%; 01/15/03                                          75,000                 15,000
 York Power Funding /2/ /1/
  12.00%; 10/30/07                                        100,000                101,000
                                                                                 116,000
STEEL-PRODUCERS (1.12%)
 United States Steel /1/
  10.75%; 08/01/08                                        150,000                143,250
TELECOM EQUIPMENT FIBER OPTICS (0.72%)
 Williams Communications Group
  11.70%; 08/01/08                                        225,000                 92,250
TELECOMMUNICATION SERVICES (1.44%)
 Asia Global Crossing
  13.38%; 10/15/10                                        150,000                 52,500
 Dolphin Telecom /2/
  0.00%; 05/15/09                                         500,000                     50
 KPNQwest
  8.13%; 06/01/09                                         150,000                 97,500
 McLeodUSA /2/
  11.38%; 01/01/09                                        150,000                 33,750
                                                                                 183,800
TELEPHONE-INTEGRATED (1.44%)
 Intermedia Communications
  8.60%; 06/01/08                                         150,000                154,687
 XO Communications
  12.50%; 04/15/06                                        250,000                 30,000
                                                                                 184,687
TELEVISION (0.39%)
 Sinclair Broadcast Group /1/
  8.75%; 12/15/11                                          50,000                 50,000
WEB HOSTING & DESIGN (0.09%)
 Psinet /2/
  10.50%; 12/01/06                                        150,000                 11,250
WIRELESS EQUIPMENT (1.36%)
 SBA Communications
  10.25%; 02/01/09                                        150,000                128,250
                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
 Spectrasite Holdings /2/
  0.00%; 03/15/10                                        $200,000                $46,000
                                                                                 174,250
                                                     TOTAL BONDS              11,787,812

                                            Principal

                                            Amount                              Value

-----------------------------------------------------------------------------------------------
TREASURY BONDS (3.90%)
 U.S. Treasury
  5.00%; 08/15/11                                         500,000                498,750
                                            TOTAL TREASURY BONDS                 498,750

                                            Shares

                                            Held                                Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (0.15%)
COMPUTER SERVICES (0.00%)
                                                                             $
 Decisionone /2/                                            1,166                      -
 Decisionone /2/                                              684                      -
 Decisionone /2/                                            1,180                      -
 Decisionone /2/                                              700                      -
                                                                                       -
INTERNET CONNECTIVITY SERVICE (0.14%)
 Covad Communications Group                                 6,508                 18,613
WIRELESS EQUIPMENT (0.01%)
 FWT                                                        3,733                    933
                                             TOTAL COMMON STOCKS                  19,546

                                            Shares
                                             Held                                Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.19%)
TELECOMMUNICATION SERVICES (0.02%)
 Global Crossing Holding                                    2,631                  2,631
WIRELESS EQUIPMENT (0.17%)
 FWT /2/                                                   42,746                 21,373
                                          TOTAL PREFERRED STOCKS                  24,004

                                            Principal
                                             Amount                              Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.92%)
MONEY CENTER BANKS (0.92%)
 Investment in Joint Trading Account;
  Citicorp
  1.77%; 01/02/02                                        $116,852               $116,852
                                          TOTAL COMMERCIAL PAPER                 116,852
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (97.40%)              12,446,964
CASH AND RECEIVABLES, NET OF LIABILITIES (2.60%)                                 332,894
                                      TOTAL NET ASSETS (100.00%)             $12,779,858
                                                                             -------------

 /1/Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $3,579,140 or 28.01% of net assets.
/2/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                               DECEMBER 31, 2001

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (95.84%)
ADVERTISING SERVICES (1.22%)
                                                                           $
 Havas Advertising                                       26,810                 194,076
 WPP Group                                              144,690               1,591,999
                                                                              1,786,075
AEROSPACE & DEFENSE (1.09%)
 BAE Systems                                            352,095               1,584,718
AIRLINES (0.47%)
 Deutsche Lufthansa                                      50,580                 680,050
AUDIO & VIDEO PRODUCTS (0.93%)
 Pioneer                                                 62,290               1,359,297
AUTO-CARS & LIGHT TRUCKS (3.22%)
 Bayerische Motoren Werke                                41,843               1,473,515
 Honda Motor                                             28,846               1,151,111
 Hyundai Motor                                           16,970                 347,539
 Nissan Motor                                           210,630               1,116,953
 PSA Peugeot Citroen                                     14,377                 611,261
                                                                              4,700,379
BEVERAGES-WINE & SPIRITS (0.90%)
 Diageo                                                 115,585               1,319,705
BREWERY (1.13%)
 Interbrew /1/                                           60,260               1,649,907
BROADCASTING SERVICES & PROGRAMMING (0.56%)
 Grupo Televisa                                          19,003                 820,550
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.14%)
 Cemex                                                  100,900                 504,801
 Lafarge                                                 28,070               2,621,821
                                                                              3,126,622
CELLULAR TELECOMMUNICATIONS (4.13%)
 America Movil /1/                                       75,492               1,470,584
 China Mobile /1/                                       176,870                 622,614
 NTT DoCoMo                                                  52                 611,018
 Vodafone Group                                       1,270,421               3,323,525
                                                                              6,027,741
CHEMICALS-DIVERSIFIED (2.51%)
 Akzo Nobel                                              53,500               2,388,965
 DSMA                                                    34,690               1,266,716
                                                                              3,655,681
COMMERCIAL BANKS (4.47%)
 Fortis                                                 122,197               3,166,202
 Julius Baer Holding                                      1,990                 671,204
 Kookmin Bank                                            14,522                 550,587
 Nordea                                                 403,690               2,135,885
                                                                              6,523,878
DISTRIBUTION-WHOLESALE (0.48%)
 Buhrmann                                                64,287                 705,783
DIVERSIFIED MINERALS (0.56%)
 BHP Billiton                                           159,433                 809,815
DIVERSIFIED OPERATIONS (0.51%)
 Citic Pacific                                          334,600                 744,471
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.73%)
                                                                           $
 Vivendi Universal                                       19,398               1,062,227
DRUG DELIVERY SYSTEMS (1.22%)
 Elan /1/                                                39,329               1,772,165
ELECTRIC COMPONENT-MISCELLANEOUS (0.60%)
 NEC                                                     85,850                 875,793
ELECTRIC PRODUCTS-MISCELLANEOUS (0.55%)
 Sharp                                                   68,600                 802,410
ELECTRIC-INTEGRATED (2.34%)
 E.On AG                                                 20,363               1,058,863
 Scottish & Southern Energy                              83,344                 739,923
 Scottish Power                                         197,337               1,091,376
 Tokyo Electric Power                                    24,677                 525,323
                                                                              3,415,485
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.17%)
 Flextronics International /1/                           39,725                 953,003
 Koninklijke Philips Electronics                         31,235                 928,352
 Samsung Electronics                                      6,011               1,276,794
                                                                              3,158,149
ELECTRONIC CONNECTORS (0.55%)
 Hon Hai Precision Industry                             176,000                 804,801
FABRICATED STRUCTURAL METAL PRODUCTS (0.35%)
 Usinor                                                  40,643                 508,449
FINANCE-INVESTMENT BANKER & BROKER (1.35%)
 Nomura Securities                                      154,060               1,974,827
FOOD-MISCELLANEOUS/DIVERSIFIED (2.44%)
 Nestle                                                  12,060               2,571,366
 Unilever                                                16,808                 985,501
                                                                              3,556,867
FOOD-RETAIL (1.90%)
 Koninklijke Ahold                                       48,910               1,423,197
 Safeway                                                290,209               1,343,137
                                                                              2,766,334
GAS-DISTRIBUTION (0.82%)
 Centrica                                               368,819               1,191,650
INTERNET SECURITY (0.92%)
 Check Point Software Technologies /1/                   33,669               1,343,056
INVESTMENT COMPANIES (0.33%)
 Investor                                                43,546                 475,325
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.07%)
 Amvescap                                               107,535               1,560,369
MACHINERY-ELECTRICAL (0.92%)
 Schneider Electric                                      27,995               1,346,044
MEDICAL-DRUGS (8.00%)
 Aventis                                                 42,947               3,049,641
 Biovail /1/                                              6,713                 377,606
 Biovail /1/                                             11,208                 624,344
 GlaxoSmithKline /1/                                     85,054               2,131,622
 Novartis                                                43,710               1,579,594
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Schering                                                41,936               2,244,123
 Takeda Chemical Industries                              21,073                 953,479
 Yamanouchi Pharmaceutical                               26,870                 709,371
                                                                             11,669,780
METAL-ALUMINUM (1.36%)
 Alcan                                                   55,269               1,985,815
MONEY CENTER BANKS (12.12%)
 ABN AMRO Holding                                        75,400               1,214,493
 Barclays                                                47,745               1,580,854
 BNP Paribas                                             29,914               2,676,860
 Credit Suisse Group                                     68,546               2,923,000
 Deutsche Bank                                           26,407               1,864,564
 Royal Bank of Canada                                    69,487               2,256,218
 San Paolo-IMI                                           87,167                 935,243
 Standard Chartered                                      92,869               1,108,325
 UBS                                                     61,661               3,112,204
                                                                             17,671,761
MORTGAGE BANKS (0.70%)
 Abbey National                                          71,604               1,021,282
MULTI-LINE INSURANCE (4.78%)
 Assurances Generales de France                          20,161                 967,578
 ING Groep                                              124,729               3,180,721
 Riunione Adriatica di Sicurta                          172,050               2,026,748
 Royal & Sun Alliance Insurance Group                   139,160                 801,526
                                                                              6,976,573
MULTIMEDIA (0.68%)
 News                                                    31,340                 996,925
OFFICE AUTOMATION & EQUIPMENT (0.67%)
 Canon                                                   28,275                 972,991
OIL COMPANY-INTEGRATED (6.77%)
 BP Amoco                                               222,940               1,729,408
 ENI                                                    213,161               2,672,364
 Shell Transport & Trading                              242,257               1,675,640
 TotalFinaElf                                            26,565               3,794,018
                                                                              9,871,430
OIL REFINING & MARKETING (0.56%)
 Statoil /1/                                            118,943                 815,559
PAPER & RELATED PRODUCTS (0.61%)
 Stora Enso Oyj                                          42,300                 541,607
 UPM-Kymmene Oyj                                         10,554                 350,049
                                                                                891,656
PUBLIC THOROUGHFARES (1.11%)
 Brisa-Auto Estradas de Portugal                        383,482               1,625,313
PUBLISHING-PERIODICALS (0.35%)
 United Business Media                                   73,401                 512,774
REAL ESTATE MANAGEMENT/SERVICES (0.17%)
 Mitsubishi Estate                                       34,070                 249,299
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (2.68%)
                                                                           $
 Muenchener Rueckversicherungs-Gesellschaft              14,368               3,901,947
RETAIL-APPAREL & SHOE (0.41%)
 Matalan                                                117,511                 598,589
RETAIL-BUILDING PRODUCTS (0.64%)
 Kingfisher                                             160,581                 937,175
RETAIL-MAJOR DEPARTMENT STORE (1.42%)
 Metro                                                   58,973               2,074,128
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.58%)
 Taiwan Semiconductor Manufacturing                     339,800                 849,743
 United Microelectronics /1/                          1,000,150               1,457,778
                                                                              2,307,521
STEEL-PRODUCERS (0.56%)
 Pohang Iron & Steel                                      8,785                 815,965
TELECOMMUNICATION EQUIPMENT (0.30%)
 Spirent                                                187,764                 431,769
TELECOMMUNICATION SERVICES (2.14%)
 Amdocs /1/                                              48,928               1,662,084
 Korea Telecom                                           55,095               1,120,082
 Telstra                                                120,470                 335,477
                                                                              3,117,643
TELEPHONE-INTEGRATED (2.08%)
 BT Group                                               160,350                 587,517
 Swisscom                                                 2,010                 556,887
 TDC                                                     24,019                 855,725
 Telecom Italia                                         120,239               1,027,784
                                                                              3,027,913
TELEVISION (0.74%)
 Granada                                                514,397               1,074,318
TOYS (1.03%)
 Nintendo                                                 2,295                 401,879
 Sega /1/                                                55,156               1,100,511
                                                                              1,502,390
TRANSPORT-RAIL (0.71%)
 East Japan Railway                                         214               1,033,588
WATER (0.76%)
 Suez                                                    36,419               1,102,534
WATER TREATMENT SYSTEMS (0.33%)
 Vivendi Environnement /1/                               14,256                 475,500
 Vivendi Environnement                                   14,256                   5,839
                                                                                481,339
                                           TOTAL COMMON STOCKS              139,776,600

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.77%)
DIVERSIFIED FINANCIAL SERVICES (3.77%)
 General Electric Capital
  1.65%; 01/02/02                                    $5,500,000              $5,499,748
                                        TOTAL COMMERCIAL PAPER                5,499,748
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.61%)              145,276,348
CASH AND RECEIVABLES, NET OF LIABILITIES (0.39%)                                571,623
                                    TOTAL NET ASSETS (100.00%)             $145,847,971
                                                                           --------------

 See accompanying notes.
 /1 /Non-income producing security.
                                       82

                             INTERNATIONAL ACCOUNT

                               DECEMBER 31, 2001


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   1,332,403              0.92%
 Belgium                     4,816,109              3.32
 Canada                      4,866,378              3.35
 Denmark                       855,725              0.59
 Finland                       891,656              0.61
 France                     18,415,848             12.68
 Germany                    13,297,189              9.15
 Hong Kong                   1,367,085              0.94
 Israel                      1,343,056              0.92
 Italy                       6,662,138              4.59
 Japan                      13,837,848              9.52
 Korea                       4,110,967              2.83
 Mexico                      2,795,934              1.92
 Netherlands                12,093,729              8.32
 Norway                        815,559              0.56
 Portugal                    1,625,313              1.12
 Sweden                      2,611,210              1.80
 Switzerland                11,414,256              7.86
 Taiwan                      3,112,322              2.14
 United Kingdom             30,519,182             21.01
 United States               8,492,441              5.85
             TOTAL        $145,276,348            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                               DECEMBER 31, 2001

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (91.79%)
ADVERTISING AGENCIES (1.18%)
                                                                         $
 Cheil Communications                                     800                82,223
AEROSPACE & DEFENSE (1.00%)
 Empresa Bras de Aeronautica                            3,153                69,776
AGRICULTURAL OPERATIONS (1.02%)
 Bunge                                                  3,043                70,841
AIRLINES (0.48%)
 China Southern Airlines /1/                          116,000                33,471
AIRPORT DEVELOPMENT & MAINTENANCE (0.54%)
 Grupo Aeroportuario de Sureste /1/                     2,423                37,314
APPLICATIONS SOFTWARE (0.88%)
 Satyam Computer Services                              12,455                61,035
AUDIO & VIDEO PRODUCTS (0.47%)
 Vestel Elektronik Sanayi                          12,979,000                33,005
AUTO-CARS & LIGHT TRUCKS (1.53%)
 Hyundai Motor                                          3,910                80,075
 Tofas Turk Otomobil Fabrik                         7,360,000                26,304
                                                                            106,379
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.56%)
 Hyundai Mobis                                          2,730                39,282
BREWERY (2.31%)
 Grupo Modelo                                          17,700                39,672
 Hite Brewery                                           2,330                95,435
 South African Brewery                                  3,884                25,581
                                                                            160,688
BROADCASTING SERVICES & PROGRAMMING (0.59%)
 Grupo Televisa                                           949                40,978
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.29%)
 Road Builder (M) Holdings Berhad                      17,000                20,131
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.26%)
 Cemex                                                 12,925                64,664
 Gujarat Ambuja Cements Ltd.                            5,838                22,997
                                                                             87,661
BUILDING-HEAVY CONSTRUCTION (0.90%)
 IJM                                                   56,000                62,778
BUILDING-RESIDENTIAL & COMMERCIAL (1.28%)
 Hyundai Development                                   14,720                89,429
CASINO HOTELS (0.83%)
 Genting Berhad                                        20,800                57,473
CELLULAR TELECOMMUNICATIONS (4.83%)
 Advanced Info Service Public                          34,700                31,970
 America Movil /1/                                      7,501               146,119
 China Mobile /1/                                      24,674                86,857
 Tele Centro Oeste Celular Participacoes                5,767                40,369
 Vimpel Communications /1/                              1,182                30,791
                                                                            336,106
COMMERCIAL BANKS (6.77%)
 Akbank                                            11,174,000                35,327

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Banco Bradesco                                         1,650                42,405
 Banco Latinoamericano de Exportaciones                   990                27,769
 Banco Santander                                        3,695                68,801
 Bank Pekao                                             2,520                50,946
 Bank Sinopac                                          72,200                30,126
 Chinatrust Commercial Bank                            59,306                35,594
 Kookmin Bank /1/                                         529                20,576
 Kookmin Bank                                           2,184                82,789
 Malayan Banking Berhad                                 6,600                14,416
 OTP Bank                                               1,050                63,047
                                                                            471,796
COMMERCIAL SERVICES (0.40%)
 Cosco Pacific                                         54,000                27,873
DISTRIBUTION/WHOLESALE (1.14%)
 Esprit Holdings                                       70,294                79,327
DIVERSIFIED FINANCIAL SERVICES (1.05%)
 FirstRand                                             44,800                27,825
 Shinhan Financial Group /1/                            3,400                45,428
                                                                             73,253
DIVERSIFIED MINERALS (4.01%)
 Anglo American                                         6,532                99,764
 Antofagasta                                           10,676                82,195
 BHP Billiton                                          18,961                97,216
                                                                            279,175
DIVERSIFIED OPERATIONS (1.85%)
 Beijing Enterprises                                   56,000                68,942
 Grupo Carso                                           18,000                60,075
                                                                            129,017
ELECTRIC-DISTRIBUTION (0.60%)
 Eletropaulo Metropolitana                          1,242,000                41,929
ELECTRIC-GENERATION (1.93%)
 CEZ                                                   18,000                39,250
 Huaneng Power International                          126,200                76,064
 Ratchaburi Electricity Generating Holding             54,656                18,783
                                                                            134,097
ELECTRIC-INTEGRATED (3.78%)
 Empresa Nacional de Electricidad                       8,254                85,676
 Korea Electric Power                                   6,560                60,024
 Unified Energy Systems                                 7,490               117,818
                                                                            263,518
ELECTRONIC COMPONENTS-MISCELLANEOUS (4.87%)
 Asustek Computer                                       9,000                39,354
 AU Optronics                                          17,000                18,171
 Samsung Electronics                                    1,325               281,443
                                                                            338,968
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.43%)
 MediaTek                                               1,800                30,249
ELECTRONIC CONNECTORS (0.98%)
 Hon Hai Precision Industry                            15,000                68,591
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (0.30%)
                                                                         $
 African Bank Investments                              29,100                21,106
FINANCE-INVESTMENT BANKER & BROKER (0.92%)
 Samsung Securities                                     1,350                49,180
 Yuanta Core Pacific Securities                        22,000                15,153
                                                                             64,333
FINANCE-OTHER SERVICES (1.73%)
 Fubon Financial Holding Co. Ltd.                      35,000                30,409
 Grupo Financiero BBVA Bancomer                        97,999                89,784
                                                                            120,193
FOOD-MEAT PRODUCTS (0.53%)
 People's Food Holdings                                69,110                37,240
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Indofood Sukses Makmur                               509,500                30,619
FOOD-RETAIL (0.49%)
 Migros Turk                                          397,000                34,107
GAS-DISTRIBUTION (0.45%)
 OAO Gazprom                                            3,130                31,143
INTERNET INFRASTRUCTURE SOFTWARE (0.47%)
 RADVision Ltd. /1/                                     4,326                32,834
INTERNET SECURITY (1.20%)
 Check Point Software Technologies /1/                  2,099                83,729
MEDICAL-DRUGS (2.22%)
 Ranbaxy Laboratories                                   4,110                64,116
 Teva Pharmaceutical Industries                         1,466                90,350
                                                                            154,466
METAL-ALUMINUM (1.25%)
 Hindalco Industries /2/                                6,670                86,777
MONEY CENTER BANKS (2.10%)
 HDFC Bank /1/                                          4,700                68,385
 State Bank of India /2/                                4,339                35,797
 United Overseas Bank                                   6,100                41,955
                                                                            146,137
MOTORCYCLE & MOTOR SCOOTER (0.43%)
 Hero Honda Motors Ltd.                                 5,800                30,155
NIGHT CLUBS (0.56%)
 Corporacion Interamericana de
  Entretenimiento /1/                                  17,400                38,943
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 PTT Public Company Limited                            49,000                38,221
OIL COMPANY-INTEGRATED (4.60%)
 OAO Lukoil Holding /1/                                 1,610                78,879
 Petroleo Brasileiro                                    2,057                47,928
 Sasol                                                  6,940                60,982
 Surgutneftegaz                                         5,684                88,898
 YUKOS                                                    560                43,902
                                                                            320,589
PAPER & RELATED PRODUCTS (1.85%)
 Aracruz Celulose                                         833                15,144

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                         $
 Sappi                                                 11,381               113,858
                                                                            129,002
PETROCHEMICALS (0.93%)
 IOI Berhad                                            64,000                64,673
PLATINUM (1.24%)
 Anglo American Platinum                                2,320                86,417
REAL ESTATE MANAGEMENT/SERVICES (0.55%)
 SM Prime Holdings                                    312,600                38,166
REAL ESTATE OPERATOR & DEVELOPER (0.69%)
 Consorcio ARA /1/                                     27,100                47,765
RETAIL-APPLIANCES (0.29%)
 Courts Mammoth                                        23,000                20,337
RETAIL-CONSUMER ELECTRONICS (0.47%)
 Grupo Elektra                                          5,019                32,623
RETAIL-DISCOUNT (0.46%)
 Walmart de Mexico                                     11,640                31,739
RETAIL-MAJOR DEPARTMENT STORE (0.58%)
 Shinsegae Department Store                               380                40,213
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (7.41%)
 Sunplus Technology                                    12,000                37,039
 Taiwan Semiconductor Manufacturing                   105,800               264,575
 United Microelectronics /1/                          147,250               214,626
                                                                            516,240
SEMICONDUCTOR EQUIPMENT (0.62%)
 ASE Test /1/                                           3,100                43,183
STEEL-PRODUCERS (1.29%)
 China Steel                                           93,000                36,280
 Pohang Iron & Steel                                    2,324                53,452
                                                                             89,732
TELECOMMUNICATION SERVICES (2.88%)
 Korea Telecom                                          3,544                72,050
 SK Telecom                                                70                14,282
 SK Telecom                                             5,283               114,218
                                                                            200,550
TELEPHONE-INTEGRATED (3.18%)
 Matav                                                 12,790                42,122
 Telefonos de Mexico                                    5,112               179,022
                                                                            221,144
TEXTILE-PRODUCTS (0.88%)
 Texwinca Holdings                                    128,000                61,145
TOBACCO (2.47%)
 Korea Tobacco & Ginseng                                2,320                34,266
 Philip Morris                                            150                34,940
 PT Hanjaya Mandala Sampoerna                         106,500                32,769
 Souza Cruz                                            11,443                70,327
                                                                            172,302
                                         TOTAL COMMON STOCKS              6,392,186

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.46%)
COMMERCIAL BANKS (0.52%)
                                                                         $
 Banco Itau                                           473,000                36,028
DIVERSIFIED MINERALS (0.52%)
 Cia Vale Do Rio Doce                                   1,541                35,816
STEEL-SPECIALTY (0.32%)
 Gerdau                                             2,406,837                22,292
TELEPHONE-INTEGRATED (2.10%)
 Tele Norte Leste Participacoes                     4,393,575               114,076
 Tele Norte Leste Participacoes                         2,067                32,307
                                                                            146,383
                                      TOTAL PREFERRED STOCKS                240,519
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (95.25%)              6,632,705
CASH AND RECEIVABLES, NET OF LIABILITIES (4.75%)                            331,034
                                  TOTAL NET ASSETS (100.00%)             $6,963,739
                                                                         ------------

 /1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $122,574 or 1.76% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Brazil                       639,238              9.64%
 Chile                         85,677              1.29
 China                        109,535              1.65
 Czech Republic                74,189              1.12
 Hong Kong                    324,144              4.89
 Hungary                      105,169              1.59
 India                        394,842              5.95
 Indonesia                     63,388              0.96
 Israel                       206,913              3.12
 Korea                      1,254,366             18.91
 Malaysia                     239,807              3.61
 Mexico                       808,699             12.19
 Panama                        27,770              0.42
 Philippines                   38,166              0.57
 Poland                        50,946              0.77
 Russia                       391,432              5.90
 Singapore                     79,195              1.19
 South Africa                 310,188              4.68
 Taiwan                       863,350             13.02
 Thailand                      88,973              1.34
 Turkey                       128,742              1.94
 United Kingdom               279,175              4.21
 United States                 68,801              1.04
              TOTAL        $6,632,705            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                               DECEMBER 31, 2001

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (95.77%)
ADVERTISING SERVICES (1.11%)
                                                                         $
 Cordiant Communications Group                        172,900                239,057
 Incepta Group                                        359,400                247,151
                                                                             486,208
AGRICULTURAL CHEMICALS (0.51%)
 Agrium                                                20,970                221,358
AGRICULTURAL OPERATIONS (1.46%)
 Beghin-Say /1/                                         8,660                314,603
 Hokuto                                                 9,300                322,158
                                                                             636,761
AIRLINES (3.26%)
 easyJet /1/                                          101,065                690,588
 Ryanair Holdings /1/                                   5,442                174,416
 Westjet Airlines /1/                                  37,531                558,876
                                                                           1,423,880
ALTERNATIVE WASTE TECHNOLOGIES (0.29%)
 Renewable Energy /1/                                 314,264                127,089
AUTO-CARS & LIGHT TRUCKS (0.48%)
 Denway Motors                                        677,200                210,596
BEVERAGES-NON-ALCOHOLIC (1.00%)
 Cott                                                  27,350                436,912
BEVERAGES-WINE & SPIRITS (0.63%)
 Davide Campari /1/                                    11,619                274,157
BREWERY (1.88%)
 Molson                                                46,865                822,059
BROADCASTING SERVICES & PROGRAMMING (0.82%)
 HIT Entertainment                                     67,300                356,043
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.68%)
 Amec                                                 127,640                733,781
BUILDING PRODUCTS-DOORS & WINDOWS (1.81%)
 Royal Group Technologies /1/                          43,000                791,438
BUILDING-HEAVY CONSTRUCTION (2.34%)
 Grupo Dragados                                        59,412                795,094
 Technip-Coflexip                                       1,702                227,319
                                                                           1,022,413
BUILDING-RESIDENTIAL & COMMERCIAL (1.93%)
 Persimmon                                            150,040                840,718
CASINO SERVICES (1.03%)
 Aristocrat Leisure                                   132,500                447,657
CHEMICALS-SPECIALTY (0.92%)
 Gurit-Heberlein                                          510                402,397
COMMERCIAL BANKS (7.42%)
 Anglo Irish Bank                                     239,400                927,254
 HKCB Bank Holding                                    732,000                201,823
 KorAm Bank                                            59,170                538,319
 Suncorp-Metway                                        96,940                696,219
 Union Bank of Norway                                  28,920                877,018
                                                                           3,240,633
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (1.45%)
                                                                         $
 Baycorp Advantage /1/                                198,276                631,602
COMMERCIAL SERVICES (1.20%)
 Mayne Nickless                                       148,900                524,407
CONTAINERS-PAPER & PLASTIC (1.55%)
 Huhtamaki Oyj                                         21,370                675,489
DECISION SUPPORT SOFTWARE (1.90%)
 Theil Logistik /1/                                    42,660                831,860
DISTRIBUTION/WHOLESALE (1.71%)
 Esprit Holdings                                      660,056                744,879
DIVERSIFIED MANUFACTURING OPERATIONS (0.50%)
 Southcorp                                             56,060                216,663
DIVERSIFIED MINERALS (0.40%)
 Teck Cominco                                          22,000                175,310
DIVERSIFIED OPERATIONS (0.73%)
 Bodycote International                               100,700                319,498
EDUCATIONAL SOFTWARE (0.85%)
 Riverdeep Group /1/                                   22,125                371,921
ELECTRIC-GENERATION (0.78%)
 Energy Developments                                   99,916                342,685
ELECTRONIC COMPO-MISC. (0.25%)
 Dianippon Screen Manufacturing                        35,000                110,026
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.89%)
 Funkwerk /1/                                           4,950                 97,405
 Venture Manufacturing                                101,000                727,485
                                                                             824,890
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.38%)
 Nippon Foundry                                            18                164,810
ENERGY-ALTERNATE SOURCES (0.88%)
 Grupo Auxiliar Metalurgico /1/                        28,122                385,613
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (3.13%)
 Fugro                                                 12,411                553,643
 JGC                                                   35,000                258,240
 Kyowa Exeo                                            31,900                189,609
 Takuma                                                53,550                366,506
                                                                           1,367,998
FINANCE-INVESTMENT BANKER & BROKER (4.24%)
 Close Brothers Group                                  66,389                777,811
 D Carnegie/ 1/                                        19,480                243,275
 Van Der Moolen Holding                                28,968                831,828
                                                                           1,852,914
FINANCE-LEASING COMPANY (0.46%)
 Grenkeleasing /1/                                     11,800                201,204
FINANCE-OTHER SERVICES (1.48%)
 Aberdeen Asset Management                            111,029                644,751
FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
 Nong Shim                                              4,570                250,854
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (1.48%)
                                                                         $
 Fyffes                                               559,796                647,975
GOLD MINING (0.62%)
 Sons of Gwalia                                        70,825                271,552
HOTELS & MOTELS (0.99%)
 Hotel Shilla                                          66,780                432,151
INSTRUMENTS-SCIENTIFIC (0.69%)
 Leica Geosystems /1/                                   3,260                301,397
INSURANCE BROKERS (1.15%)
 Jardine Lloyd Thompson Group                          56,141                503,727
INVESTMENT COMPANIES (1.27%)
 Macquarie Infrastructure Group                       308,671                553,030
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.55%)
 CI Fund Management /1/                                32,300                240,592
LEISURE & RECREATION PRODUCTS (0.52%)
 Ferretti /1/                                          69,700                227,143
LIFE & HEALTH INSURANCE (1.81%)
 Industrial-Alliance Life Insurance /1/                27,043                790,320
MARINE SERVICES (1.82%)
 IHC Caland                                            17,042                796,645
MEDICAL INSTRUMENTS (1.27%)
 Colin                                                 10,080                553,762
MEDICAL LABORATORY & TESTING SERVICE (1.36%)
 Unilabs                                               16,170                594,091
MEDICAL LASER SYSTEMS (2.24%)
 Lumenis /1/                                           49,739                979,858
MEDICAL-BIOMEDICAL/GENE (3.08%)
 Novozymes                                             36,540                737,328
 PerBio Science /1/                                    37,440                608,551
                                                                           1,345,879
MEDICAL-DRUGS (0.94%)
 Biovail /1/                                            4,420                248,625
 Sanochemia Pharmazeutika /1/                           9,470                160,041
                                                                             408,666
METAL-DIVERSIFIED (0.72%)
 Outokumpu                                             29,600                312,317
MISCELLANEOUS MANUFACTURERS (0.93%)
 FKI                                                  150,900                406,297
 YBM Magnex International /1/                          13,300                      -
                                                                             406,297
OFFICE SUPPLIES & FORMS (1.07%)
 Corporate Express Australia                          171,714                465,872
OIL COMPANY-INTEGRATED (0.27%)
 Fred. Olsen Energy /1/                                24,000                116,397
OIL-FIELD SERVICES (0.42%)
 Smedvig                                               22,750                185,159
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (2.70%)
                                                                         $
 Assidoman                                             26,700                669,428
 Billerud                                              12,323                 83,409
 Holmen                                                18,710                425,401
                                                                           1,178,238
PHYSICIAN PRACTICE MANAGEMENT (1.55%)
 Nestor Healthcare Group                               85,123                675,190
POWER CONVERTER & SUPPLY EQUIPMENT (0.44%)
 NEG Micon                                              7,310                192,589
PROPERTY & CASUALTY INSURANCE (1.10%)
 Kingsway Financial Services /1/                       29,665                371,681
 QBE Insurance Group                                   27,803                109,305
                                                                             480,986
REAL ESTATE OPERATOR & DEVELOPER (1.46%)
 Green Property                                       113,600                637,241
REINSURANCE (1.26%)
 Converium Holding                                     11,311                549,779
RENTAL AUTO & EQUIPMENT (0.64%)
 Ashtead Group                                        245,900                279,149
RETAIL-APPAREL & SHOE (0.99%)
 Cortefiel                                             76,810                432,919
RETAIL-COMPUTER EQUIPMENT (1.58%)
 Electronics Boutique                                 346,060                690,008
RETAIL-CONSUMER ELECTRONICS (1.45%)
 Yamada Denki                                           9,033                634,088
RETAIL-MAJOR DEPARTMENT STORE (0.35%)
 Shinsegae Department Store                             1,448                153,233
SEMICONDUCTOR EQUIPMENT (2.04%)
 ASE Test /1/                                          41,780                581,995
 BE Semiconductor /1/                                  35,840                310,184
                                                                             892,179
SHIPBUILDING (0.57%)
 Samsung Heavy Industries                              87,590                250,400
TELECOMMUNICATION EQUIPMENT (0.71%)
 Tandberg Television /1/                               92,572                308,597
TEXTILE-PRODUCTS (1.12%)
 Texwinca Holdings                                  1,023,808                489,066
WATER (1.01%)
 Kelda Group                                           85,280                440,614
WATER TREATMENT SYSTEMS (0.68%)
 Wedeco AG Water Technology /1/                         9,630                295,822
                                         TOTAL COMMON STOCKS              41,824,402

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.69%)
APPAREL MANUFACTURERS(0.69%)
                                                                         $
 Hugo Boss                                             14,470                301,488
                                      TOTAL PREFERRED STOCKS                 301,488

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.86%)
DIVERSIFIED FINANCIAL SERVICES (2.26%)
 General Electric Capital
                                                   $                     $
  1.65%; 01/02/02                                     990,000                989,955
FINANCE-INVESTMENT BANKER & BROKER (2.60%)
 Salomon Smith Barney Holdings
  1.92%; 01/02/02                                   1,135,000              1,134,937
                                      TOTAL COMMERCIAL PAPER               2,124,892
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (101.32%)              44,250,782
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.32%)                           (577,122)
                                  TOTAL NET ASSETS (100.00%)             $43,673,660
                                                                         --------------

/1 /Non-income producing security.
                                     88

                         INTERNATIONAL SMALLCAP ACCOUNT

                               DECEMBER 31, 2001


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  4,386,080              9.91%
 Austria                      160,041              0.36
 Canada                     4,408,546              9.96
 Denmark                      929,917              2.10
 Finland                      987,805              2.23
 France                       541,922              1.23
 Germany                    1,727,779              3.91
 Hong Kong                  1,646,365              3.72
 Ireland                    2,758,808              6.24
 Israel                       979,858              2.21
 Italy                        501,300              1.13
 Japan                      2,599,199              5.87
 Korea                      1,624,957              3.67
 Netherlands                2,492,300              5.63
 Norway                     1,487,172              3.36
 Singapore                    727,484              1.64
 Spain                      1,613,626              3.65
 Sweden                     2,030,065              4.59
 Switzerland                1,847,665              4.18
 Taiwan                       581,995              1.32
 United Kingdom             7,844,381             17.73
 United States              2,373,517              5.36
             TOTAL        $44,250,782            100.00%
                          -------------          ---------

See accompanying notes.

                            LARGECAP GROWTH ACCOUNT

                               DECEMBER 31, 2001


                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (93.37%)
APPLICATIONS SOFTWARE (5.74%)
                                                                   $
 Microsoft /1/                                    9,050                599,743
BREWERY (2.11%)
 Anheuser-Busch                                   4,875                220,399
BROADCASTING SERVICES & PROGRAMMING (4.39%)
 Liberty Media /1/                               32,750                458,500
CABLE TV (6.89%)
 Cablevision Systems /1/                          4,075                193,359
 Cablevision Systems /1/                          5,595                138,196
 Comcast                                         10,780                388,080
                                                                       719,635
CASINO HOTELS (2.49%)
 MGM Mirage                                       8,995                259,686
CELLULAR TELECOMMUNICATIONS (0.73%)
 Vodafone Group                                   2,950                 75,756
COSMETICS & TOILETRIES (1.73%)
 Colgate-Palmolive                                3,125                180,469
DIVERSIFIED FINANCIAL SERVICES (5.05%)
 Citigroup                                       10,451                527,566
DIVERSIFIED MANUFACTURING OPERATIONS (6.48%)
 General Electric                                12,450                498,996
 Honeywell International                          5,255                177,724
                                                                       676,720
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.56%)
 Flextronics International /1/                   11,140                267,248
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.50%)
 Texas Instruments                                5,605                156,940
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (1.26%)
 Fluor                                            3,505                131,087
ENTERPRISE SOFTWARE/SERVICE (1.49%)
 Oracle /1/                                      11,270                155,639
FIDUCIARY BANKS (2.51%)
 Bank of New York                                 6,425                262,140
FINANCE-INVESTMENT BANKER & BROKER (1.50%)
 Morgan Stanley Dean Witter                       2,805                156,912
FINANCE-MORTGAGE LOAN/BANKER (4.06%)
 Federal National Mortgage Association            5,330                423,735
IDENTIFICATION SYSTEM/DEVELOPMENT (1.39%)
 Symbol Technologies                              9,110                144,667
INTERNET BROKERS (1.74%)
 Charles Schwab                                  11,775                182,159
MEDICAL-BIOMEDICAL/GENE (4.40%)
 Genentech /1/                                    8,475                459,769
MEDICAL-DRUGS (7.92%)
 American Home Products                           2,625                161,070
 Pfizer                                          12,581                501,353
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                   $
 Schering-Plough                                  4,615                165,263
                                                                       827,686
MOTION PICTURES & SERVICES (0.87%)
 Metro-Goldwyn-Mayer /1/                          4,160                 91,104
MULTIMEDIA (7.54%)
 AOL Time Warner /1/                              8,875                284,888
 Viacom /1/                                      11,375                502,206
                                                                       787,094
OIL COMPANY-EXPLORATION & PRODUCTION (3.22%)
 Anadarko Petroleum                               5,925                336,836
OIL COMPANY-INTEGRATED (0.84%)
 Exxon Mobil                                      2,225                 87,442
RETAIL-DISCOUNT (1.57%)
 Wal-Mart Stores                                  2,845                163,730
RETAIL-DRUG STORE (1.75%)
 Walgreen                                         5,445                183,279
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.59%)
 Linear Technology                                6,930                270,547
SEMICONDUCTOR EQUIPMENT (4.07%)
 Applied Materials /1/                            6,100                244,610
 ASM Lithography Holding /1/                     10,575                180,304
                                                                       424,914
TELECOMMUNICATION EQUIPMENT (3.80%)
 Nokia                                           16,175                396,773
TELEPHONE-INTEGRATED (1.18%)
 Qwest Communications International               8,755                123,708
                                   TOTAL COMMON STOCKS               9,751,883
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (93.37%)               9,751,883
CASH AND RECEIVABLES, NET OF LIABILITIES (6.63%)                       692,801
                            TOTAL NET ASSETS (100.00%)             $10,444,684
                                                                   -------------



/1 /Non-income producing security.
See accompanying notes.

                         LARGECAP GROWTH EQUITY ACCOUNT

                               DECEMBER 31, 2001


                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (94.89%)
APPLICATIONS SOFTWARE (4.09%)
                                                                  $
 Microsoft /1/                                   3,190               211,401
CABLE TV (2.35%)
 Comcast                                         3,380               121,680
COMMERCIAL SERVICE-FINANCE (4.20%)
 Concord EFS /1/                                 6,630               217,331
COMPUTER SERVICES (4.10%)
 Electronic Data Systems                         3,090               211,820
COMPUTERS-INTEGRATED SYSTEMS (2.63%)
 Brocade Communications System /1/               4,100               135,792
DATA PROCESSING & MANAGEMENT (8.32%)
 Automatic Data Processing                       2,550               150,195
 First Data                                      3,570               280,066
                                                                     430,261
DIVERSIFIED FINANCIAL SERVICES (3.43%)
 Citigroup                                       3,510               177,185
DIVERSIFIED MANUFACTURING OPERATIONS (3.08%)
 General Electric                                3,980               159,518
E-COMMERCE/SERVICES (3.50%)
 eBay                                            2,710               181,299
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.13%)
 Intel                                           5,140               161,653
HEALTH CARE COST CONTAINMENT (2.05%)
 McKesson                                        2,830               105,842
MEDICAL PRODUCTS (2.04%)
 Johnson & Johnson                               1,790               105,789
MEDICAL-BIOMEDICAL/GENE (6.65%)
 Amgen /1/                                       2,290               129,248
 Genzyme /1/                                     3,590               214,897
                                                                     344,145
MEDICAL-DRUGS (11.17%)
 Allergan                                        1,642               123,232
 Forest Laboratories /1/                         1,290               105,716
 King Pharmaceuticals /1/                        4,723               198,980
 Pfizer                                          3,765               150,035
                                                                     577,963
MEDICAL-HOSPITALS (2.92%)
 Tenet Healthcare /1/                            2,570               150,910
MULTI-LINE INSURANCE (3.67%)
 American International Group                    2,390               189,766
NETWORKING PRODUCTS (6.46%)
 Cisco Systems /1/                               8,810               159,549
 Network Appliance /1/                           7,980               174,523
                                                                     334,072
RETAIL-BEDDING (3.39%)
 Bed Bath & Beyond /1/                           5,170               175,263
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (5.20%)
                                                                  $
 Kohls /1/                                       3,815               268,729
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.79%)
 Taiwan Semiconductor Manufacturing              5,400                92,718
SEMICONDUCTOR EQUIPMENT (2.57%)
 Applied Materials /1/                           3,310               132,731
TELECOMMUNICATION EQUIPMENT (2.70%)
 Qualcomm /1/                                    2,770               139,885
TELEPHONE-INTEGRATED (2.93%)
 COX Communications /1/                          3,620               151,714
THERAPEUTICS (2.52%)
 Gilead Sciences /1/                             1,980               130,126
                                  TOTAL COMMON STOCKS              4,907,593
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (94.89%)              4,907,593
CASH AND RECEIVABLES, NET OF LIABILITIES (5.11%)                     264,390
                           TOTAL NET ASSETS (100.00%)             $5,171,983
                                                                  ------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                               DECEMBER 31, 2001

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (95.04%)
ADVERTISING AGENCIES (0.25%)
                                                                           $
 Interpublic Group                                        2,517                 74,352
 Omnicom Group                                            1,242                110,973
                                                                               185,325
AEROSPACE & DEFENSE (0.55%)
 Boeing                                                   5,853                226,979
 Northrop Grumman                                           737                 74,297
 Raytheon                                                 2,580                 83,773
 Rockwell Collins                                         1,227                 23,926
                                                                               408,975
AEROSPACE & DEFENSE EQUIPMENT (0.63%)
 B.F. Goodrich                                              693                 18,448
 General Dynamics                                         1,348                107,355
 Lockheed Martin                                          2,914                135,996
 United Technologies                                      3,158                204,101
                                                                               465,900
AIRLINES (0.20%)
 AMR                                                      1,031                 22,857
 Delta Air Lines                                            825                 24,140
 Southwest Airlines                                       5,110                 94,433
 US Airways Group                                           450                  2,853
                                                                               144,283
APPAREL MANUFACTURERS (0.10%)
 Jones Apparel Group /1/                                    809                 26,835
 Liz Claiborne                                              352                 17,512
 VF                                                         751                 29,296
                                                                                73,643
APPLIANCES (0.07%)
 Maytag                                                     510                 15,825
 Whirlpool                                                  446                 32,705
                                                                                48,530
APPLICATIONS SOFTWARE (3.56%)
 Citrix Systems /1/                                       1,239                 28,076
 Compuware /1/                                            2,467                 29,086
 Intuit /1/                                               1,399                 59,821
 Mercury Interactive /1/                                    553                 18,791
 Microsoft /1/                                           36,113              2,393,209
 Parametric Technology /1/                                1,772                 13,839
 Siebel Systems /1/                                       3,040                 85,059
                                                                             2,627,881
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     1,820                102,357
 Reebok International                                       392                 10,388
                                                                               112,745
AUTO-CARS & LIGHT TRUCKS (0.50%)
 Ford Motor                                              12,276                192,979
 General Motors                                           3,680                178,848
                                                                               371,827
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Navistar International                                     398                 15,721
 Paccar                                                     513                 33,663
                                                                                49,384
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 Dana                                                       992                 13,769
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                           $
 Delphi Automotive Systems                                3,757                 51,321
 TRW                                                        837                 31,002
 Visteon                                                    878                 13,205
                                                                               109,297
BEVERAGES-NON-ALCOHOLIC (1.98%)
 Coca-Cola                                               16,691                786,980
 Coca-Cola Enterprises                                    2,987                 56,574
 Pepsi Bottling Group                                     1,930                 45,355
 Pepsico                                                 11,862                577,561
                                                                             1,466,470
BEVERAGES-WINE & SPIRITS (0.04%)
 Brown-Forman                                               459                 28,733
BREWERY (0.39%)
 Adolph Coors                                               250                 13,350
 Anheuser-Busch                                           6,022                272,255
                                                                               285,605
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications /1/                         3,942                200,687
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.15%)
 Masco                                                    3,085                 75,583
 Vulcan Materials                                           677                 32,455
                                                                               108,038
BUILDING-MAINTENANCE & SERVICE (0.05%)
 Ecolab                                                     855                 34,414
BUILDING-RESIDENTIAL & COMMERCIAL (0.07%)
 Centex                                                     398                 22,722
 KB Home                                                    296                 11,869
 Pulte                                                      395                 17,645
                                                                                52,236
CABLE TV (0.31%)
 Comcast                                                  6,341                228,276
CASINO HOTELS (0.04%)
 Harrah's Entertainment /1/                                 786                 29,090
CASINO SERVICES (0.05%)
 International Game Technology                              496                 33,877
CELLULAR TELECOMMUNICATIONS (0.41%)
 AT&T Wireless Services /1/                              16,976                243,945
 Nextel Communications /1/                                5,133                 56,258
                                                                               300,203
CHEMICALS-DIVERSIFIED (0.84%)
 Dow Chemical                                             6,022                203,423
 E.I. Du Pont de Nemours                                  6,997                297,442
 Hercules                                                   725                  7,250
 PPG Industries                                           1,129                 58,392
 Rohm & Haas                                              1,477                 51,149
                                                                               617,656
CHEMICALS-SPECIALTY (0.13%)
 Ashland                                                    467                 21,519
 Eastman Chemical                                           516                 20,134
 Engelhard                                                  876                 24,248
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Great Lakes Chemical                                       336                  8,158
 Sigma-Aldrich                                              507                 19,981
                                                                                94,040
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                        1,283                 29,150
COATINGS & PAINT (0.04%)
 Sherwin-Williams                                         1,050                 28,875
COMMERCIAL BANKS (0.46%)
 Amsouth Bancorp.                                         2,485                 46,967
 BB&T                                                     2,940                106,163
 Regions Financial                                        1,526                 45,841
 SouthTrust                                               2,280                 56,248
 Synovus Financial                                        1,945                 48,722
 Zions Bancorp                                              617                 32,442
                                                                               336,383
COMMERCIAL SERVICE-FINANCE (0.45%)
 Concord EFS /1/                                          3,232                105,945
 Deluxe                                                     474                 19,709
 Equifax                                                    960                 23,184
 H&R Block                                                1,226                 54,802
 Moody's                                                  1,056                 42,092
 Paychex                                                  2,504                 87,740
                                                                               333,472
COMMERCIAL SERVICES (0.07%)
 Convergys /1/                                            1,146                 42,963
 Quintiles Transnational /1/                                782                 12,575
                                                                                55,538
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   361                 13,454
COMPUTER SERVICES (0.40%)
 Computer Sciences /1/                                    1,131                 55,396
 Electronic Data Systems                                  3,139                215,178
 Unisys                                                   2,125                 26,648
                                                                               297,222
COMPUTERS (3.54%)
 Apple Computer                                           2,342                 51,290
 Compaq Computer                                         11,333                110,610
 Dell Computer /1/                                       17,452                474,345
 Gateway /1/                                              2,166                 17,415
 Hewlett-Packard                                         13,036                267,759
 International Business Machines                         11,657              1,410,031
 Palm /1/                                                 3,806                 14,767
 Sun Microsystems /1/                                    21,853                269,666
                                                                             2,615,883
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR /1/                                                    647                 23,848
COMPUTERS-MEMORY DEVICES (0.43%)
 EMC                                                     14,808                199,020
 Veritas Software /1/                                     2,666                119,490
                                                                               318,510
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
                                                                           $
 Lexmark International /1/                                  860                 50,740
CONSUMER PRODUCTS-MISCELLANEOUS (0.16%)
 American Greetings                                         425                  5,857
 Clorox                                                   1,586                 62,726
 Fortune Brands                                           1,025                 40,580
 Tupperware                                                 388                  7,469
                                                                               116,632
CONTAINERS-METAL & GLASS (0.02%)
 Ball                                                       185                 13,079
CONTAINERS-PAPER & PLASTIC (0.08%)
 Bemis                                                      354                 17,410
 Pactiv /1/                                               1,064                 18,886
 Sealed Air /1/                                             560                 22,859
                                                                                59,155
COSMETICS & TOILETRIES (1.98%)
 Alberto-Culver                                             379                 16,956
 Avon Products                                            1,592                 74,028
 Colgate-Palmolive                                        3,764                217,371
 Gillette                                                 7,076                236,338
 International Flavors & Fragrances                         642                 19,074
 Kimberly-Clark                                           3,570                213,486
 Procter & Gamble                                         8,690                687,640
                                                                             1,464,893
CRUISE LINES (0.15%)
 Carnival                                                 3,922                110,130
DATA PROCESSING & MANAGEMENT (0.68%)
 Automatic Data Processing                                4,188                246,673
 First Data                                               2,628                206,167
 Fiserv /1/                                               1,251                 52,942
                                                                               505,782
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                                  339                 21,865
DISTRIBUTION/WHOLESALE (0.10%)
 Genuine Parts                                            1,153                 42,315
 W.W. Grainger                                              637                 30,576
                                                                                72,891
DIVERSIFIED FINANCIAL SERVICES (2.31%)
 Citigroup                                               33,742              1,703,296
DIVERSIFIED MANUFACTURING OPERATIONS (5.79%)
 Cooper Industries                                          627                 21,895
 Crane                                                      400                 10,256
 Danaher                                                    956                 57,656
 Eaton                                                      462                 34,377
 FMC                                                        208                 12,376
 General Electric /2/                                    66,651              2,671,372
 Honeywell International                                  5,430                183,643
 Illinois Tool Works                                      2,040                138,149
 ITT Industries                                             590                 29,795
 Minnesota Mining & Manufacturing                         2,656                313,966
 Textron                                                    946                 39,221
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Tyco International                                      12,994                765,347
                                                                             4,278,053
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.17%)
 Cendant /1/                                              6,496                127,387
E-COMMERCE/SERVICES (0.04%)
 TMP Worldwide /1/                                          713                 30,588
E-SERVICES/CONSULTING (0.01%)
 Sapient /1/                                                825                  6,369
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                         2,875                164,162
 Molex                                                    1,310                 40,545
                                                                               204,707
ELECTRIC-GENERATION (0.08%)
 AES                                                      3,570                 58,369
ELECTRIC-INTEGRATED (2.18%)
 Allegheny Energy                                           836                 30,280
 Ameren                                                     921                 38,958
 American Electric Power                                  2,161                 94,068
 Cinergy                                                  1,067                 35,670
 CMS Energy                                                 885                 21,267
 Consolidated Edison                                      1,423                 57,432
 Constellation Energy Group                               1,099                 29,178
 Dominion Resources                                       1,754                105,415
 DTE Energy                                               1,106                 46,386
 Duke Energy                                              5,179                203,328
 Edison International                                     2,186                 33,009
 Entergy                                                  1,480                 57,883
 Exelon                                                   2,151                102,990
 FirstEnergy                                              1,996                 69,820
 FPL Group                                                1,180                 66,552
 Niagara Mohawk Holdings                                  1,075                 19,060
 NiSource                                                 1,386                 31,961
 PG&E                                                     2,598                 49,985
 Pinnacle West Capital                                      569                 23,813
 PPL                                                        979                 34,118
 Progress Energy                                          1,457                 65,609
 Public Service Enterprise Group                          1,395                 58,855
 Reliant Energy                                           1,995                 52,907
 Southern                                                 4,596                116,509
 Teco Energy                                                910                 23,878
 TXU                                                      1,724                 81,287
 XCEL Energy                                              2,303                 63,885
                                                                             1,614,103
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              527                  5,486
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.18%)
 Sanmina /1/                                              3,487                 69,391
 Solectron /1/                                            5,399                 60,901
                                                                               130,292
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.19%)
 Advanced Micro Devices /1/                               2,307                 36,589
 Altera /1/                                               2,595                 55,066
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Applied Micro Circuits /1/                               2,016                 22,821
 Broadcom /1/                                             1,745                 71,510
 Conexant Systems /1/                                     1,657                 23,794
 Intel                                                   45,126              1,419,213
 LSI Logic /1/                                            2,424                 38,251
 Micron Technology                                        4,000                124,000
 National Semiconductor /1/                               1,163                 35,809
 Nvidia /1/                                                 937                 62,685
 PMC - Sierra /1/                                         1,103                 23,450
 QLogic /1/                                                 617                 27,463
 Texas Instruments                                       11,649                326,172
 Xilinx /1/                                               2,232                 87,159
                                                                             2,353,982
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                             389                  8,227
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                            1,604                 49,804
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Agilent Technologies /1/                                 3,064                 87,355
 Tektronix                                                  629                 16,215
                                                                               103,570
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      531                 19,859
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                             276                 10,637
ENTERPRISE SOFTWARE/SERVICE (1.04%)
 BMC Software /1/                                         1,635                 26,765
 Computer Associates International                        3,867                133,373
 Novell /1/                                               2,415                 11,085
 Oracle /1/                                              37,668                520,195
 Peoplesoft /1/                                           1,973                 79,314
                                                                               770,732
FIDUCIARY BANKS (0.71%)
 Bank of New York                                         4,936                201,389
 Mellon Financial                                         3,202                120,459
 Northern Trust                                           1,494                 89,968
 State Street                                             2,183                114,062
                                                                               525,878
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       823                 19,801
FINANCE-CONSUMER LOANS (0.37%)
 Household International                                  3,111                180,251
 USA Education                                            1,093                 91,834
                                                                               272,085
FINANCE-CREDIT CARD (0.81%)
 American Express                                         8,878                316,856
 Capital One Financial                                    1,398                 75,422
 MBNA                                                     5,715                201,168
 Providian Financial                                      1,914                  6,795
                                                                               600,241
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (1.16%)
                                                                           $
 Bear Stearns                                               633                 37,119
 Lehman Brothers Holdings                                 1,654                110,487
 Merrill Lynch                                            5,631                293,488
 Morgan Stanley Dean Witter                               7,467                417,704
                                                                               858,798
FINANCE-MORTGAGE LOAN/BANKER (1.18%)
 Countrywide Credit Industries                              794                 32,530
 Federal Home Loan Mortgage                               4,646                303,848
 Federal National Mortgage Association                    6,711                533,525
                                                                               869,903
FINANCIAL GUARANTEE INSURANCE (0.19%)
 AMBAC Financial Group                                      709                 41,023
 MBIA                                                       995                 53,362
 MGIC Investment                                            718                 44,315
                                                                               138,700
FOOD (0.09%)
 Archer-Daniels-Midland                                   4,453                 63,901
FOOD-CONFECTIONERY (0.19%)
 Hershey Foods                                              917                 62,081
 Wm. Wrigley Jr.                                          1,515                 77,825
                                                                               139,906
FOOD-MISCELLANEOUS/DIVERSIFIED (1.10%)
 Campbell Soup                                            2,740                 81,844
 Conagra Foods                                            3,604                 85,667
 General Mills                                            2,439                126,853
 H.J. Heinz                                               2,339                 96,180
 Kellogg                                                  2,723                 81,962
 Sara Lee                                                 5,278                117,330
 Unilever                                                 3,835                220,934
                                                                               810,770
FOOD-RETAIL (0.48%)
 Albertson's                                              2,717                 85,558
 Kroger                                                   5,439                113,512
 Safeway /1/                                              3,391                141,574
 Winn-Dixie Stores                                          942                 13,424
                                                                               354,068
FOOD-WHOLESALE/DISTRIBUTION (0.19%)
 Supervalu                                                  887                 19,620
 Sysco                                                    4,513                118,331
                                                                               137,951
GAS-DISTRIBUTION (0.12%)
 KeySpan                                                    921                 31,913
 Nicor                                                      304                 12,659
 Peoples Energy                                             237                  8,989
 Sempra Energy                                            1,381                 33,903
                                                                                87,464
GOLD MINING (0.14%)
 Barrick Gold                                             3,593                 57,304
 Newmont Mining                                           1,312                 25,072
 Placer Dome                                              2,198                 23,980
                                                                               106,356
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.10%)
                                                                           $
 McKesson                                                 1,910                 71,434
HOME DECORATION PRODUCTS (0.07%)
 Newell Rubbermaid                                        1,789                 49,323
HOME FURNISHINGS (0.04%)
 Leggett & Platt                                          1,316                 30,268
HOTELS & MOTELS (0.18%)
 Hilton Hotels                                            2,474                 27,016
 Marriott International                                   1,635                 66,463
 Starwood Hotels & Resorts Worldwide                      1,333                 39,790
                                                                               133,269
HUMAN RESOURCES (0.04%)
 Robert Half International                                1,177                 31,426
IDENTIFICATION SYSTEM/DEVELOPMENT (0.03%)
 Symbol Technologies                                      1,519                 24,122
INDEPENDENT POWER PRODUCER (0.09%)
 Calpine /1/                                              2,003                 33,630
 Mirant /1/                                               2,278                 36,494
                                                                                70,124
INDUSTRIAL AUTOMATION & ROBOTS (0.03%)
 Rockwell International                                   1,227                 21,914
INDUSTRIAL GASES (0.18%)
 Air Products & Chemicals                                 1,529                 71,726
 Praxair                                                  1,077                 59,504
                                                                               131,230
INSTRUMENTS-CONTROLS (0.15%)
 Johnson Controls                                           583                 47,077
 Parker Hannifin                                            783                 35,948
 Thermo Electron /1/                                      1,216                 29,014
                                                                               112,039
INSTRUMENTS-SCIENTIFIC (0.14%)
 Applied Biosystems Group                                 1,416                 55,606
 Millipore                                                  315                 19,121
 PerkinElmer                                                821                 28,751
                                                                               103,478
INSURANCE BROKERS (0.35%)
 AON                                                      1,757                 62,409
 Marsh & McLennan                                         1,849                198,675
                                                                               261,084
INTERNET BROKERS (0.19%)
 Charles Schwab                                           9,300                143,871
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.18%)
 Franklin Resources                                       1,774                 62,569
 Stilwell Financial                                       1,470                 40,014
 T Rowe Price Group                                         825                 28,652
                                                                               131,235
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  587                 12,773
LIFE & HEALTH INSURANCE (0.50%)
 Aflac                                                    3,527                 86,623
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                           $
 Conseco                                                  2,266                 10,106
 Jefferson-Pilot                                          1,020                 47,195
 John Hancock Financial Services                          2,066                 85,326
 Lincoln National                                         1,260                 61,198
 Torchmark                                                  841                 33,077
 UnumProvident                                            1,619                 42,920
                                                                               366,445
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                   1,134                 54,874
MACHINERY-CONSTRUCTION & MINING (0.16%)
 Caterpillar                                              2,303                120,332
MACHINERY-FARM (0.09%)
 Deere                                                    1,575                 68,764
MACHINERY-GENERAL INDUSTRY (0.14%)
 Dover                                                    1,363                 50,526
 Ingersoll-Rand                                           1,129                 47,204
 McDermott International                                    410                  5,031
                                                                               102,761
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                               1,977                 38,571
MEDICAL INSTRUMENTS (0.92%)
 Biomet                                                   1,800                 55,620
 Boston Scientific /1/                                    2,694                 64,980
 Guidant                                                  2,059                102,538
 Medtronic                                                8,110                415,313
 St. Jude Medical                                           574                 44,571
                                                                               683,022
MEDICAL PRODUCTS (2.15%)
 Baxter International                                     3,974                213,125
 Becton Dickinson                                         1,728                 57,283
 Johnson & Johnson                                       20,319              1,200,854
 Stryker                                                  1,316                 76,815
 Zimmer Holdings /1/                                      1,303                 39,794
                                                                             1,587,871
MEDICAL-BIOMEDICAL/GENE (0.93%)
 Amgen /1/                                                6,999                395,023
 Biogen /1/                                                 997                 57,178
 Chiron /1/                                               1,274                 55,852
 Genzyme /1/                                              1,396                 83,565
 Immunex /1/                                              3,583                 99,285
                                                                               690,903
MEDICAL-DRUGS (7.61%)
 Abbott Laboratories                                     10,392                579,354
 Allergan                                                   882                 66,194
 American Home Products                                   8,820                541,195
 Bristol-Myers Squibb                                    13,040                665,040
 Eli Lilly                                                7,541                592,270
 Forest Laboratories /1/                                  1,181                 96,783
 King Pharmaceuticals /1/                                 1,640                 69,093
 Medimmune /1/                                            1,427                 66,142
 Merck                                                   15,385                904,638
 Pfizer                                                  42,359              1,688,006
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Schering-Plough                                          9,817                351,547
                                                                             5,620,262
MEDICAL-GENERIC DRUGS (0.03%)
 Watson Pharmaceutical /1/                                  709                 22,255
MEDICAL-HMO (0.33%)
 Aetna /1/                                                  956                 31,538
 Humana                                                   1,139                 13,429
 UnitedHealth Group                                       2,127                150,528
 Wellpoint Health Networks /1/                              424                 49,544
                                                                               245,039
MEDICAL-HOSPITALS (0.40%)
 HCA - The Healthcare Company                             3,607                139,014
 Health Management Associates /1/                         1,644                 30,249
 Tenet Healthcare /1/                                     2,175                127,716
                                                                               296,979
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             690                 16,360
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.32%)
 AmerisourceBergen                                          690                 43,850
 Cardinal Health                                          2,991                193,398
                                                                               237,248
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     573                  8,137
METAL-ALUMINUM (0.38%)
 Alcan                                                    2,143                 76,998
 Alcoa                                                    5,791                205,870
                                                                               282,868
METAL-COPPER (0.02%)
 Phelps Dodge                                               527                 17,075
METAL-DIVERSIFIED (0.05%)
 Freeport-McMoran Copper & Gold                             965                 12,921
 Inco                                                     1,220                 20,667
                                                                                33,588
MISCELLANEOUS INVESTING (0.18%)
 Equity Office Properties Trust                           2,720                 81,818
 Equity Residential Properties Trust                      1,779                 51,075
                                                                               132,893
MONEY CENTER BANKS (1.97%)
 Bank of America                                         10,755                677,027
 JP Morgan Chase                                         13,320                484,182
 Wachovia                                                 9,407                295,004
                                                                             1,456,213
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                          2,028                110,141
MULTI-LINE INSURANCE (2.86%)
 Allstate                                                 4,860                163,782
 American International Group                            17,580              1,395,852
 Cigna                                                    1,004                 93,021
 Cincinnati Financial                                     1,078                 41,126
 Hartford Financial Services                              1,590                 99,900
 Loews                                                    1,323                 73,268
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 MetLife                                                  5,030                159,350
 Safeco                                                     857                 26,695
 St. Paul                                                 1,438                 63,229
                                                                             2,116,223
MULTIMEDIA (2.68%)
 AOL Time Warner /1/                                     29,729                954,301
 Gannett                                                  1,775                119,333
 McGraw-Hill                                              1,309                 79,823
 Meredith                                                   333                 11,871
 Viacom /1/                                              11,945                527,372
 Walt Disney                                             14,023                290,557
                                                                             1,983,257
NETWORKING PRODUCTS (1.46%)
 Cisco Systems /1/                                       49,111                889,400
 Lucent Technologies                                     22,853                143,746
 Network Appliance /1/                                    2,184                 47,764
                                                                             1,080,910
NON-HAZARDOUS WASTE DISPOSAL (0.21%)
 Allied Waste Industries /1/                              1,323                 18,602
 Waste Management                                         4,197                133,926
                                                                               152,528
OFFICE AUTOMATION & EQUIPMENT (0.15%)
 Pitney Bowes                                             1,656                 62,282
 Xerox                                                    4,659                 48,547
                                                                               110,829
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                             740                 41,832
OIL & GAS DRILLING (0.20%)
 Nabors Industries /1/                                      985                 33,815
 Noble Drilling /1/                                         900                 30,636
 Rowan                                                      633                 12,261
 Transocean Sedco Forex                                   2,133                 72,138
                                                                               148,850
OIL COMPANY-EXPLORATION & PRODUCTION (0.40%)
 Anadarko Petroleum                                       1,681                 95,565
 Apache                                                     925                 46,144
 Burlington Resources                                     1,419                 53,269
 Devon Energy                                               868                 33,548
 EOG Resources                                              777                 30,389
 Kerr-McGee                                                 670                 36,716
                                                                               295,631
OIL COMPANY-INTEGRATED (4.96%)
 Amerada Hess                                               598                 37,375
 ChevronTexaco                                            7,151                640,801
 Conoco                                                   4,191                118,605
 Exxon Mobil                                             46,297              1,819,478
 Occidental Petroleum                                     2,485                 65,927
 Phillips Petroleum                                       2,545                153,362
 Royal Dutch Petroleum                                   14,387                705,251
 Unocal                                                   1,632                 58,866
 USX-Marathon Group                                       2,070                 62,100
                                                                             3,661,765
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.03%)
                                                                           $
 Sunoco                                                     563                 21,022
OIL-FIELD SERVICES (0.45%)
 Baker Hughes                                             2,251                 82,094
 Halliburton                                              2,879                 37,715
 Schlumberger                                             3,846                211,338
                                                                               331,147
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              360                 13,558
PAPER & RELATED PRODUCTS (0.50%)
 Boise Cascade                                              385                 13,094
 Georgia-Pacific                                          1,515                 41,829
 International Paper                                      3,241                130,774
 Louisiana-Pacific                                          699                  5,900
 Mead                                                       665                 20,542
 Temple-Inland                                              331                 18,778
 Westvaco                                                   676                 19,232
 Weyerhaeuser                                             1,443                 78,037
 Willamette Industries                                      736                 38,360
                                                                               366,546
PHARMACEUTICALS (0.50%)
 Pharmacia                                                8,729                372,292
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                            1,946                 57,271
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /1/                                          2,614                 38,739
PIPELINES (0.46%)
 Dynegy                                                   2,187                 55,769
 El Paso                                                  3,416                152,388
 Kinder Morgan                                              768                 42,770
 Williams                                                 3,449                 88,018
                                                                               338,945
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                            1,308                 18,914
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      787                 23,366
PROPERTY & CASUALTY INSURANCE (0.32%)
 Chubb                                                    1,175                 81,075
 Progressive                                                495                 73,903
 XL Capital                                                 897                 81,950
                                                                               236,928
PUBLISHING-NEWSPAPERS (0.25%)
 Dow Jones                                                  578                 31,634
 Knight Ridder                                              491                 31,880
 New York Times                                           1,068                 46,191
 Tribune                                                  2,002                 74,935
                                                                               184,640
REGIONAL BANKS (2.89%)
 Bank One                                                 7,819                305,332
 Comerica                                                 1,198                 68,645
 Fifth Third Bancorp                                      3,861                237,760
 FleetBoston Financial                                    7,267                265,246
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 Huntington Bancshares                                    1,683                 28,931
 Keycorp                                                  2,848                 69,320
 National City                                            4,031                117,866
 PNC Financial Services Group                             1,938                108,916
 Suntrust Banks                                           1,959                122,829
 Union Planters                                             919                 41,475
 US Bancorp                                              12,786                267,611
 Wells Fargo                                             11,515                500,327
                                                                             2,134,258
RETAIL-APPAREL & SHOE (0.19%)
 Gap                                                      5,766                 80,378
 Limited                                                  2,861                 42,114
 Nordstrom                                                  897                 18,146
                                                                               140,638
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                               751                 53,922
RETAIL-BEDDING (0.09%)
 Bed Bath & Beyond /1/                                    1,937                 65,664
RETAIL-BUILDING PRODUCTS (1.40%)
 Home Depot                                              15,658                798,715
 Lowe's                                                   5,161                239,522
                                                                             1,038,237
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy /1/                                             1,405                104,645
 Circuit City Stores                                      1,395                 36,200
 RadioShack                                               1,244                 37,444
                                                                               178,289
RETAIL-DISCOUNT (3.08%)
 Big Lots /1/                                               759                  7,894
 Costco Wholesale                                         3,019                133,983
 Dollar General                                           2,218                 33,048
 Family Dollar Stores                                     1,152                 34,537
 K Mart                                                   3,287                 17,947
 Target                                                   6,032                247,613
 TJX                                                      1,881                 74,977
 Wal-Mart Stores                                         30,000              1,726,500
                                                                             2,276,499
RETAIL-DRUG STORE (0.42%)
 CVS                                                      2,638                 78,085
 Walgreen                                                 6,830                229,898
                                                                               307,983
RETAIL-JEWELRY (0.04%)
 Tiffany                                                    979                 30,809
RETAIL-MAJOR DEPARTMENT STORE (0.31%)
 J.C. Penney                                              1,764                 47,452
 May Department Stores                                    2,005                 74,145
 Sears, Roebuck                                           2,204                104,998
                                                                               226,595
RETAIL-OFFICE SUPPLIES (0.13%)
 Office Depot /1/                                         1,996                 37,006
 Staples /1/                                              3,061                 57,241
                                                                                94,247
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.30%)
                                                                           $
 Dillards                                                   570                  9,120
 Federated Department Stores /1/                          1,326                 54,233
 Kohls /1/                                                2,234                157,363
                                                                               220,716
RETAIL-RESTAURANTS (0.51%)
 Darden Restaurants                                         791                 28,001
 McDonald's                                               8,678                229,707
 Starbucks /1/                                            2,550                 48,577
 Tricon Global Restaurants /1/                              985                 48,462
 Wendy's International                                      762                 22,228
                                                                               376,975
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                            1,326                 27,501
RUBBER-TIRES (0.04%)
 Cooper Tire & Rubber                                       487                  7,772
 Goodyear Tire & Rubber                                   1,065                 25,358
                                                                                33,130
SAVINGS & LOANS/THRIFTS (0.40%)
 Charter One Financial                                    1,457                 39,558
 Golden West Financial                                    1,064                 62,616
 Washington Mutual                                        5,889                192,570
                                                                               294,744
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.43%)
 Analog Devices /1/                                       2,414                107,158
 Linear Technology                                        2,133                 83,272
 Maxim Integrated Products /1/                            2,202                115,627
 Vitesse Semiconductor /1/                                1,230                 15,326
                                                                               321,383
SEMICONDUCTOR EQUIPMENT (0.48%)
 Applied Materials /1/                                    5,456                218,786
 Kla-Tencor /1/                                           1,244                 61,653
 Novellus Systems /1/                                       956                 37,714
 Teradyne /1/                                             1,168                 35,203
                                                                               353,356
STEEL-PRODUCERS (0.05%)
 Nucor                                                      520                 27,539
 USX-U.S. Steel Group                                       595                 10,776
                                                                                38,315
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                     538                  9,011
TELECOM EQUIPMENT FIBER OPTICS (0.22%)
 CIENA /1/                                                2,195                 31,411
 Corning                                                  6,241                 55,670
 JDS Uniphase /1/                                         8,832                 77,103
                                                                               164,184
TELECOMMUNICATION EQUIPMENT (0.74%)
 ADC Telecommunications /1/                               5,245                 24,127
 Andrew /1/                                                 545                 11,930
 Comverse Technology /1/                                  1,244                 27,828
 Nortel Networks                                         21,379                160,343
 Qualcomm /1/                                             5,080                256,540
 Scientific-Atlanta                                       1,092                 26,143
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                           $
 Tellabs /1/                                              2,745                 41,257
                                                                               548,168
TELECOMMUNICATION SERVICES (0.03%)
 Avaya /1/                                                1,905                 23,146
TELEPHONE-INTEGRATED (4.78%)
 Alltel                                                   2,101                129,695
 AT&T                                                    23,152                419,977
 BellSouth                                               12,576                479,774
 CenturyTel                                                 946                 31,029
 Citizens Communications                                  1,914                 20,403
 Qwest Communications International                      11,146                157,493
 SBC Communications                                      22,599                885,203
 Sprint                                                   5,947                119,416
 Sprint PCS /1/                                           6,287                153,466
 Verizon Communications                                  18,148                861,304
 WorldCom /1/                                            19,379                272,856
                                                                             3,530,616
TELEVISION (0.08%)
 Univision Communications /1/                             1,398                 56,563
TOBACCO (0.97%)
 Philip Morris                                           14,759                676,700
 UST                                                      1,095                 38,325
                                                                               715,025
TOOLS-HAND HELD (0.08%)
 Black & Decker                                             545                 20,563
 Snap-On                                                    388                 13,060
 Stanley Works                                              573                 26,685
                                                                                60,308
TOYS (0.09%)
 Hasbro                                                   1,157                 18,778
 Mattel                                                   2,890                 49,708
                                                                                68,486
TRANSPORT-RAIL (0.36%)
 Burlington Northern Santa Fe                             2,628                 74,977
 CSX                                                      1,431                 50,156
 Norfolk Southern                                         2,581                 47,310
 Union Pacific                                            1,662                 94,734
                                                                               267,177
TRANSPORT-SERVICES (0.14%)
 FedEx /1/                                                2,059                106,821
TRAVEL SERVICES (0.05%)
 Sabre Holdings /1/                                         892                 37,776
TRUCKING & LEASING (0.01%)
 Ryder System                                               404                  8,949
WEB PORTALS (0.09%)
 Yahoo /1/                                                3,804                 67,483
WIRELESS EQUIPMENT (0.30%)
 Motorola                                                14,735                221,320
                                           TOTAL COMMON STOCKS              70,219,578

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.54%)
MONEY CENTER BANKS (4.54%)
 Investment in Joint Trading Account; Citicorp
  1.77%; 01/02/02                                    $3,351,390             $3,351,390
                                        TOTAL COMMERCIAL PAPER               3,351,390
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.58%)              73,570,968
CASH AND RECEIVABLES, NET OF LIABILITIES (0.42%)                               310,021
                                    TOTAL NET ASSETS (100.00%)             $73,880,989

--------------------------------------------------------------------------------
                                                         Unrealized
Contract                   Opening         Current         Gain
 Type       Commitment   Market Value   Market Value      (loss)
--------------------------------------------------------------------------------
Futures Contracts
11 S&P 500     Buy       $3,161,820     $3,160,300        $(1,520)
March 2002
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.


                            SCHEDULE OF INVESTMENTS
                                MICROCAP ACCOUNT

                               DECEMBER 31, 2001

                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.97%)
ADVERTISING AGENCIES (0.27%)
                                                                    $
 Grey Global Group                                    50                 33,338
ADVERTISING SERVICES (0.32%)
 Getty Images /1/                                    900                 20,682
 R.H. Donnelley                                      600                 17,430
 Ventiv Health                                       700                  2,562
                                                                         40,674
AEROSPACE & DEFENSE (0.42%)
 Esterline Technologies                              700                 11,207
 Teledyne Technologies                               700                 11,403
 Titan /1/                                         1,200                 29,940
                                                                         52,550
AEROSPACE & DEFENSE EQUIPMENT (0.75%)
 Alliant Techsystems /1/                             400                 30,880
 Kaman                                             1,900                 29,640
 Sequa                                               700                 33,264
                                                                         93,784
AIRLINES (0.46%)
 Atlantic Coast Airlines Holdings /1/              1,200                 27,948
 Frontier Airlines /1/                             1,000                 17,000
 Mesa Air Group /1/                                1,700                 12,784
                                                                         57,732
APPAREL MANUFACTURERS (0.21%)
 Oshkosh B'gosh                                      400                 16,776
 Russell                                             600                  9,006
                                                                         25,782
APPLICATIONS SOFTWARE (0.97%)
 Actuate /1/                                         900                  4,743
 Barra /1/                                           300                 14,127
 Bsquare /1/                                         500                  2,085
 Caminus /1/                                         400                  9,200
 HNC Software /1/                                    900                 18,540
 J.D. Edwards /1/                                    800                 13,160
 Mapinfo /1/                                         800                 12,552
 MRO Software /1/                                    800                 18,704
 Pinnacle Systems /1/                              1,000                  7,940
 Sanchez Computer Associates                         900                  7,695
 Serena Software /1/                                 600                 13,044
                                                                        121,790
AUDIO & VIDEO PRODUCTS (0.02%)
 Vialta /1/                                        1,773                  2,199
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.23%)
 Oshkosh Truck                                       600                 29,250
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.39%)
 ArvinMeritor                                      1,100                 21,604
 Dura Automotive Systems /1/                       1,300                 14,300
 Tower Automotive /1/                              1,400                 12,642
                                                                         48,546
BEVERAGES-WINE & SPIRITS (0.12%)
 Robert Mondavi /1/                                  400                 15,200
BROADCASTING SERVICES & PROGRAMMING (0.10%)
 4 Kids Entertainment /1/                            600                 12,018
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.38%)
                                                                    $
 Simpson Manufacturing /1/                           500                 28,650
 USG                                               3,400                 19,448
                                                                         48,098
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.17%)
 Dycom Industries /1/                              1,300                 21,723
BUILDING PRODUCTS-AIR & HEATING (0.42%)
 Lennox International                              2,300                 22,310
 York International                                  800                 30,504
                                                                         52,814
BUILDING PRODUCTS-DOORS & WINDOWS (0.10%)
 Apogee Enterprises                                  800                 12,656
BUILDING PRODUCTS-LIGHT FIXTURES (0.24%)
 Genlyte Group /1/                                   400                 11,904
 LSI Industries                                    1,050                 18,270
                                                                         30,174
BUILDING PRODUCTS-WOOD (0.20%)
 Universal Forest Products                         1,200                 25,116
BUILDING-MAINTENANCE & SERVICE (0.38%)
 ABM Industries                                      900                 28,215
 Integrated Electrical Services                    3,700                 18,944
                                                                         47,159
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.49%)
 Champion Enterprises /1/                          1,400                 17,234
 Monaco Coach /1/                                  2,000                 43,740
                                                                         60,974
BUILDING-RESIDENTIAL & COMMERCIAL (0.86%)
 Beazer Homes                                        500                 36,585
 Crossmann Communities /1/                           300                  9,900
 NVR                                                 300                 61,200
                                                                        107,685
BUSINESS TO BUSINESS/E-COMMERCE (0.26%)
 Click Commerce                                    1,400                  4,424
 Commerce One /1/                                  4,300                 15,351
 webMethods /1/                                      800                 13,408
                                                                         33,183
CASINO HOTELS (0.52%)
 Aztar /1/                                         2,100                 38,430
 Station Casinos /1/                               2,400                 26,856
                                                                         65,286
CASINO SERVICES (0.14%)
 Alliance Gaming /1/                                 600                 17,634
CELLULAR TELECOMMUNICATIONS (0.23%)
 Alamosa Holdings /1/                              1,000                 11,930
 Boston Communications Group /1/                     900                 10,215
 Metrocall /1/                                     1,700                     44
 Rural Cellular /1/                                  300                  6,675
                                                                         28,864
CHEMICALS-DIVERSIFIED (0.22%)
 Georgia Gulf                                        800                 14,800
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                    $
 Olin                                                800                 12,912
                                                                         27,712
CHEMICALS-FIBERS (0.21%)
 Wellman                                           1,700                 26,333
CHEMICALS-PLASTICS (0.11%)
 Spartech                                            700                 14,385
CHEMICALS-SPECIALTY (1.63%)
 Arch Chemicals                                    1,900                 44,080
 Chemfirst                                         1,000                 23,970
 Crompton                                          1,700                 15,300
 Cytec Industries /1/                                600                 16,200
 H.B. Fuller                                       2,000                 57,540
 International Specialty Products                  2,600                 23,270
 MacDermid                                           800                 13,560
 Symyx Technologies                                  500                 10,620
                                                                        204,540
CIRCUIT BOARDS (0.27%)
 Benchmark Electronics /1/                           900                 17,064
 Pemstar /1/                                         700                  8,400
 SBS Technologies /1/                                600                  8,742
                                                                         34,206
COATINGS & PAINT (0.14%)
 RPM                                               1,200                 17,352
COFFEE (0.11%)
 Farmer Bros                                          50                 13,250
COLLECTIBLES (0.21%)
 Action Performance /1/                              400                 12,244
 Topps                                             1,200                 14,580
                                                                         26,824
COMMERCIAL BANKS (6.51%)
 Alabama National Bancorp.                           700                 23,597
 Amcore Financial                                  1,400                 31,290
 Banner                                            1,100                 18,601
 Cathay Bancorp                                    1,100                 70,455
 Citizens Banking                                    500                 16,440
 Colonial Bancgroup                                1,800                 25,362
 F.N.B.                                            1,285                 33,860
 First Bancorp.                                    1,700                 48,450
 First Charter                                     1,200                 21,372
 First Citizens BancShares                           200                 19,550
 First Midwest Bancorp                             1,025                 29,920
 GBC Bancorp                                         800                 23,600
 Greater Bay Bancorp                               1,300                 37,154
 Hancock Holding                                     800                 34,432
 Main Street Banks                                   700                 11,480
 National Penn Bancshares                            973                 21,413
 Provident Bankshares                              2,190                 53,217
 Republic Bancorp.                                 3,520                 48,752
 S&T Bancorp.                                      1,300                 31,564
 Santander Bancorp.                                1,400                 27,174
 Seacoast Banking                                    500                 23,200
 Silicon Valley Bancshares                           700                 18,711
 South Financial Group                             1,800                 31,950
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                    $
 Southwest Bancorp. of Texas /1/                     700                 21,189
 Sterling Bancshares                               2,850                 35,682
 Texas Regional Bancshares                         1,100                 41,635
 Wesbanco                                            800                 16,904
                                                                        816,954
COMMERCIAL SERVICE-FINANCE (0.31%)
 Clark/Bardes /1/                                    500                 12,615
 Interactive Data                                  1,900                 26,866
                                                                         39,481
COMMERCIAL SERVICES (1.20%)
 Arbitron                                          2,100                 71,715
 Coinstar /1/                                        800                 20,000
 CoStar Group /1/                                    500                 12,005
 Plexus /1/                                        1,000                 26,560
 TeleTech Holdings /1/                             1,400                 20,062
                                                                        150,342
COMMUNICATIONS SOFTWARE (0.55%)
 Avid Technology /1/                               1,000                 12,150
 Inter-Tel                                         1,700                 32,674
 Seachange International /1/                         700                 23,884
                                                                         68,708
COMPUTER AIDED DESIGN (0.17%)
 Aspen Technology /1/                                500                  8,400
 MSC.Software                                        800                 12,480
                                                                         20,880
COMPUTER DATA SECURITY (0.05%)
 Rainbow Technologies /1/                            900                  6,660
COMPUTER SERVICES (0.82%)
 CACI International /1/                              800                 31,588
 Carreker /1/                                        800                  4,720
 Ciber /1/                                         1,400                 13,230
 Cognizant Technology Solutions /1/                  300                 12,294
 Manhattan Associates /1/                            500                 14,575
 Pec Solutions                                       700                 26,327
                                                                        102,734
COMPUTERS-INTEGRATED SYSTEMS (0.97%)
 3D Systems                                          700                  9,975
 Avant! /1/                                          900                 18,441
 Catapult Communications /1/                         500                 13,030
 Echelon /1/                                         900                 12,744
 Intergraph /1/                                      800                 10,992
 Kronos /1/                                          450                 21,771
 Mercury Computer Systems /1/                        400                 15,644
 NetScout Systems /1/                              1,600                 12,656
 Radiant Systems /1/                                 600                  6,900
                                                                        122,153
COMPUTERS-MEMORY DEVICES (0.36%)
 Advanced Digital Information /1/                    900                 14,436
 Hutchison Technology /1/                            500                 11,610
 Silicon Storage Technology /1/                    1,100                 10,604
 Western Digital /1/                               1,400                  8,778
                                                                         45,428
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.30%)
                                                                    $
 Electronics for Imaging /1/                         800                 17,848
 InFocus /1/                                         900                 19,818
                                                                         37,666
COMPUTERS-VOICE RECOGNITION (0.16%)
 InterVoice-Brite /1/                              1,600                 20,480
CONSULTING SERVICES (0.22%)
 DiamondCluster International /1/                    600                  7,860
 Gartner /1/                                       1,700                 19,873
                                                                         27,733
CONSUMER PRODUCTS-MISCELLANEOUS (0.65%)
 Dial                                              2,400                 41,160
 Russ Berrie                                         700                 21,000
 Scotts /1/                                          400                 19,040
                                                                         81,200
CONTAINERS-METAL & GLASS (0.75%)
 Ball                                                800                 56,560
 Greif Brothers                                      700                 23,065
 Owens-Illinois /1/                                1,400                 13,986
                                                                         93,611
CONTAINERS-PAPER & PLASTIC (0.10%)
 Longview Fibre                                    1,100                 12,991
COSMETICS & TOILETRIES (0.12%)
 Elizabeth Arden                                   1,000                 15,270
DATA PROCESSING & MANAGEMENT (1.06%)
 American Management Systems /1/                   1,300                 23,504
 Ascential Software /1/                            3,900                 15,795
 Documentum /1/                                    1,000                 21,720
 eFunds /1/                                          700                  9,625
 Fair, Isaac                                         300                 18,906
 Filenet /1/                                       1,100                 22,319
 Global Payments /1/                                 600                 20,640
                                                                        132,509
DECISION SUPPORT SOFTWARE (0.11%)
 NETIQ /1/                                           400                 14,104
DIAGNOSTIC KITS (0.82%)
 Biosite Diagnostics /1/                             400                  7,348
 Diagnostic Products                               1,400                 61,530
 Idexx Laboratories /1/                              700                 19,957
 Inverness Medical Innovations                       140                  2,527
 OraSure Technologies                              1,000                 12,150
                                                                        103,512
DIRECT MARKETING (0.17%)
 Advo                                                500                 21,500
DISPOSABLE MEDICAL PRODUCTS (0.11%)
 ICU Medical                                         300                 13,350
DISTRIBUTION/WHOLESALE (1.65%)
 Brightpoint /1/                                   1,800                  5,652
 Daisytek International                            1,500                 19,755
 Handleman                                           900                 13,365
 Hughes Supply                                     1,800                 55,566
 Owens & Minor                                     1,600                 29,600
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE (CONTINUED)
                                                                    $
 SCP Pool /1/                                      1,600                 43,920
 United Stationers                                   400                 13,460
 Watsco                                            1,800                 25,560
                                                                        206,878
DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)
 A.O. Smith                                        1,000                 19,500
 Griffon /1/                                       1,300                 19,500
 Matthews International                            1,700                 41,786
 Roper Industries                                    400                 19,800
 SPS Technologies /1/                                500                 17,460
 U.S. Industries                                   2,900                  7,424
                                                                        125,470
DIVERSIFIED MINERALS (0.15%)
 Amcol International                               2,600                 18,720
DIVERSIFIED OPERATIONS (0.12%)
 Walter Industries                                 1,300                 14,703
E-COMMERCE/SERVICES (0.30%)
 HotJobs.com /1/                                     400                  4,156
 Pegasus Solutions /1/                             1,500                 21,300
 Priceline.com /1/                                 2,100                 12,222
                                                                         37,678
E-SERVICES/CONSULTING (0.24%)
 Digital Insight /1/                                 300                  6,708
 Saba Software /1/                                   900                  4,698
 Websense /1/                                        600                 19,242
                                                                         30,648
ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
 Littelfuse /1/                                      900                 23,616
ELECTRIC-INTEGRATED (1.96%)
 Avista                                            1,600                 21,216
 CH Energy Group                                     600                 26,082
 Montana Power                                     2,100                 12,075
 Northwestern                                      2,000                 42,100
 Otter Tail Power                                  1,400                 40,796
 PNM Resources                                     1,200                 33,540
 Sierra Pacific Resources                          1,800                 27,090
 WPS Resources                                     1,200                 43,860
                                                                        246,759
ELECTRONIC COMPONENTS & ACCESSORIES (0.13%)
 Integrated Circuit Systems                          700                 15,813
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.78%)
 CTS                                                 800                 12,720
 Daktronics                                        1,000                  8,450
 DSP Group /1/                                     1,000                 23,260
 Methode Electronics                                 800                  6,400
 Planar Systems                                      700                 14,770
 Rogers                                              500                 15,150
 Technitrol                                          600                 16,572
                                                                         97,322
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.38%)
 Actel /1/                                           700                 13,937
 Alpha Industries                                    800                 17,440
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                    $
 ESS Technology /1/                                1,500                 31,890
 IXYS                                                900                  7,281
 Kopin /1/                                         1,600                 22,400
 Microsemi                                           700                 20,790
 MIPS Technologies /1/                             1,200                 10,368
 Pioneer Standard Electronics                      2,100                 26,670
 Rambus                                            1,600                 12,784
 Zoran /1/                                           300                  9,792
                                                                        173,352
ELECTRONIC DESIGN AUTOMA (0.11%)
 Numerical Technologies /1/                          400                 14,080
ELECTRONIC MEASUREMENT INSTRUMENTS (0.74%)
 Flir Systems                                        500                 18,960
 Itron /1/                                           800                 24,240
 Keithley Instruments                                800                 13,520
 LeCroy                                              500                  9,100
 Trimble Navigation /1/                              900                 14,589
 Zygo /1/                                            800                 12,720
                                                                         93,129
ENERGY-ALTERNATE SOURCES (0.12%)
 FuelCell Energy /1/                                 800                 14,512
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.47%)
 EMCOR Group /1/                                   1,000                 45,400
 URS                                                 500                 13,705
                                                                         59,105
ENTERPRISE SOFTWARE/SERVICE (0.41%)
 Hyperion Solutions /1/                              900                 17,874
 JDA Software Group /1/                              500                 11,175
 Novell /1/                                        4,000                 18,360
 Onyx Software /1/                                   900                  3,510
                                                                         50,919
ENTERTAINMENT SOFTWARE (0.52%)
 Activision /1/                                    1,400                 36,414
 Midway Games /1/                                  1,300                 19,513
 THQ                                                 200                  9,694
                                                                         65,621
ENVIRONMENTAL CONSULTING & ENGINEERING (0.10%)
 Tetra Tech                                          625                 12,444
FILTRATION & SEPARATION PRODUCTS (0.34%)
 Clarcor                                           1,100                 29,865
 Cuno /1/                                            400                 12,200
                                                                         42,065
FINANCE-INVESTMENT BANKER & BROKER (0.49%)
 Jefferies Group                                     700                 29,617
 SWS Group                                         1,260                 32,067
                                                                         61,684
FINANCE-MORTGAGE LOAN/BANKER (0.17%)
 Doral Financial                                     700                 21,847
FOOD-BAKING (0.19%)
 Flowers Foods /1/                                   300                 11,976
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-BAKING (CONTINUED)
                                                                    $
 Interstate Bakeries                                 500                 12,090
                                                                         24,066
FOOD-CONFECTIONERY (0.39%)
 J.M. Smucker                                      1,400                 49,532
FOOD-DAIRY PRODUCTS (0.29%)
 Dean Foods                                          528                 36,010
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Corn Products International                         700                 24,675
 Seaboard                                            100                 30,600
                                                                         55,275
FOOD-RETAIL (0.88%)
 Great Atlantic & Pacific Tea                      2,900                 68,962
 Pathmark Stores                                   1,700                 41,922
                                                                        110,884
FOOD-WHOLESALE/DISTRIBUTION (1.13%)
 Fleming                                           1,500                 27,750
 Nash Finch                                        1,300                 40,430
 Performance Food Group /1/                          800                 28,136
 Spartan Stores                                    1,900                 22,724
 United Natural Foods /1/                            900                 22,500
                                                                        141,540
GARDEN PRODUCTS (0.39%)
 Toro                                              1,100                 49,500
GAS-DISTRIBUTION (1.19%)
 Northwest Natural                                 1,300                 33,150
 Peoples Energy                                      500                 18,965
 South Jersey Industries                           1,000                 32,600
 Southwest Gas                                     2,900                 64,815
                                                                        149,530
HAZARDOUS WASTE DISPOSAL (0.19%)
 Stericycle /1/                                      400                 24,352
HEALTH CARE COST CONTAINMENT (0.16%)
 Corvel                                              600                 19,650
HEALTHCARE-PRODUCTS (0.09%)
 Zoll Medical /1/                                    300                 11,682
HOME FURNISHINGS (0.39%)
 American Woodmark                                   400                 21,500
 Kimball International                             1,800                 27,270
                                                                         48,770
HOTELS & MOTELS (0.10%)
 Boca Resorts /1/                                  1,000                 13,100
HOUSEWARES (0.10%)
 Libbey                                              400                 13,060
HUMAN RESOURCES (0.31%)
 Administaff /1/                                     700                 19,187
 Heidrick & Struggles /1/                            300                  5,445
 Spherion /1/                                      1,500                 14,640
                                                                         39,272
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM/DEVELOPMENT (0.20%)
                                                                    $
 Checkpoint Systems /1/                              500                  6,700
 Paxar /1/                                         1,300                 18,460
                                                                         25,160
INDEPENDENT POWER PRODUCER (0.04%)
 Covanta Energy                                    1,200                  5,424
INDUSTRIAL GASES (0.22%)
 Airgas /1/                                        1,800                 27,216
INSTRUMENTS-CONTROLS (0.30%)
 BEI Technologies                                    500                  8,720
 Woodward Governor                                   500                 29,125
                                                                         37,845
INSTRUMENTS-SCIENTIFIC (0.42%)
 FEI /1/                                             400                 12,604
 Fisher Scientific International                     800                 23,360
 Varian /1/                                          500                 16,220
                                                                         52,184
INTERNET APPLICATION SOFTWARE (0.71%)
 Liberate Technologies /1/                         1,100                 12,628
 S1                                                1,500                 24,270
 Stellent /1/                                        600                 17,736
 Verity /1/                                          700                 14,175
 WebEx Communications /1/                            800                 19,880
                                                                         88,689
INTERNET CONTENT-INFORMATION/NEWS (0.01%)
 Multex.com /1/                                      300                  1,350
INTERNET FINANCIAL SERVICES (0.30%)
 eSPEED /1/                                        1,000                  8,280
 IndyMac Bancorp                                     700                 16,366
 Net.B@nk /1/                                      1,200                 12,576
 NextCard /1/                                        500                    260
                                                                         37,482
INTERNET INCUBATORS (0.18%)
 Safeguard Scientifics /1/                         6,500                 22,750
INTERNET INFRASTRUCTURE EQUIPMENT (0.19%)
 Avocent /1/                                         700                 16,975
 Centillium Communications /1/                       800                  6,288
                                                                         23,263
INTERNET INFRASTRUCTURE SOFTWARE (0.33%)
 Akamai Technologies /1/                           2,800                 16,632
 Asiainfo Holdings /1/                               800                 13,936
 Inktomi /1/                                       1,700                 11,407
                                                                         41,975
INTERNET SECURITY (0.25%)
 Secure Computing /1/                                700                 14,385
 SonicWall /1/                                       900                 17,496
                                                                         31,881
INTERNET TELEPHONY (0.14%)
 Clarent /1/                                         400                    800
 Net2Phone /1/                                     2,500                 16,875
                                                                         17,675
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.56%)
                                                                    $
 Affiliated Managers Group /1/                     1,000                 70,480
LASERS-SYSTEMS & COMPONENTS (0.34%)
 Coherent /1/                                        400                 12,368
 Cymer /1/                                           600                 16,038
 Ii-Vi /1/                                           800                 13,784
                                                                         42,190
LIFE & HEALTH INSURANCE (1.18%)
 AmerUs Group                                        600                 21,504
 Delphi Financial Group                              600                 19,980
 Kansas City Life Insurance                          800                 29,680
 National Western Life Insurance /1/                 400                 44,480
 Stancorp Financial Group                            400                 18,900
 UICI /1/                                          1,000                 13,500
                                                                        148,044
LINEN SUPPLY & RELATED ITEMS (0.30%)
 G & K Services                                      400                 12,920
 Unifirst                                          1,100                 24,805
                                                                         37,725
MACHINERY TOOLS & RELATED PRODUCTS (0.33%)
 Kennametal                                          300                 12,081
 Milacron                                            900                 14,229
 Regal Beloit                                        700                 15,260
                                                                         41,570
MACHINERY-CONSTRUCTION & MINING (0.33%)
 JLG Industries                                    2,100                 22,365
 Terex                                             1,100                 19,294
                                                                         41,659
MACHINERY-DIVERSIFIED (0.13%)
 Brooks Automation /1/                               400                 16,268
MACHINERY-ELECTRICAL (0.20%)
 Franklin Electric                                   300                 24,600
MACHINERY-FARM (0.31%)
 Agco                                              1,700                 26,826
 Lindsay Manufacturing                               600                 11,610
                                                                         38,436
MACHINERY-MATERIAL HANDLING (0.18%)
 Nacco Industries                                    400                 22,716
MACHINERY-PRINT TRADE (0.28%)
 Imation /1/                                         600                 12,948
 Zebra Technologies /1/                              400                 22,204
                                                                         35,152
MACHINERY-PUMPS (0.25%)
 Graco                                               800                 31,240
MEDIA (0.07%)
 Crown Media Holdings /1/                            800                  9,032
MEDICAL INFORMATION SYSTEM (0.31%)
 Allscripts Healthcare Solutions /1/                 500                  1,620
 Eclipsys /1/                                        600                 10,050
 NDCHealth                                           800                 27,640
                                                                         39,310
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.50%)
                                                                    $
 Bruker Daltonics /1/                                500                  8,175
 Datascope                                           500                 16,960
 Techne                                              700                 25,795
 Ventana Medical Systems /1/                         500                 11,310
                                                                         62,240
MEDICAL LABORATORY & TESTING SERVICE (0.23%)
 Covance /1/                                         500                 11,350
 Impath /1/                                          400                 17,804
                                                                         29,154
MEDICAL PRODUCTS (0.91%)
 Closure Medical                                     500                 11,680
 Cooper                                              400                 19,992
 Mentor                                            1,100                 31,416
 PolyMedica /1/                                      400                  6,640
 PSS World Medical /1/                             3,700                 30,192
 Vital Signs                                         400                 13,960
                                                                        113,880
MEDICAL STERILIZATION PRODUCT (0.13%)
 Steris /1/                                          900                 16,443
MEDICAL-BIOMEDICAL/GENE (2.64%)
 Acacia Research                                   1,200                 13,284
 Arena Pharmaceuticals /1/                         1,100                 13,233
 Arqule /1/                                          800                 13,600
 Avant Immunotherapeutics /1/                      1,200                  4,812
 Bio-Rad Laboratories                                600                 37,980
 Bio-Technology General /1/                        1,500                 12,345
 Cell Genesys                                      1,200                 27,888
 Charles River Laboratories International
  /1/                                                800                 26,784
 Digene /1/                                          800                 23,600
 Diversa /1/                                         600                  8,490
 Entremed                                          1,800                 15,210
 Gene Logic /1/                                      800                 15,072
 Genome Therapeutics                               2,200                 14,982
 Immunomedics /1/                                    800                 16,208
 Incyte Genomics /1/                               1,200                 23,472
 Integra LifeSciences Holdings /1/                   500                 13,170
 Maxim Pharmaceuticals /1/                         1,000                  6,900
 Maxygen /1/                                         700                 12,299
 Orchid BioSciences /1/                              500                  2,750
 Serologicals /1/                                  1,000                 21,500
 Vical /1/                                           600                  7,344
                                                                        330,923
MEDICAL-DRUGS (1.55%)
 3-Dimensional Pharmaceuticals /1/                 1,100                  9,339
 First Horizon Pharmaceutical /1/                  1,350                 39,676
 Immunogen /1/                                     1,400                 23,212
 KOS Pharmaceuticals                                 600                 20,760
 KV Pharmaceutical                                 1,100                 35,706
 Nabi /1/                                          3,400                 35,088
 Perrigo /1/                                       2,600                 30,732
                                                                        194,513
MEDICAL-GENERIC DRUGS (0.13%)
 Alpharma                                            600                 15,870
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.58%)
                                                                    $
 Coventry Health Care /1/                          1,200                 23,940
 Magellan Health Services /1/                      2,100                 13,335
 Mid Atlantic Medical Services /1/                   800                 18,160
 Pacificare Health Systems /1/                     1,100                 17,600
                                                                         73,035
MEDICAL-HOSPITALS (0.16%)
 LifePoint Hospitals /1/                             600                 20,424
MEDICAL-NURSING HOMES (0.13%)
 Beverly Enterprises /1/                           1,900                 16,340
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.41%)
 Apria Healthcare Group /1/                          900                 22,491
 Gentiva Health Services /1/                       1,300                 28,535
                                                                         51,026
METAL PROCESSORS & FABRICATION (0.54%)
 Quanex                                            1,500                 42,450
 Timken                                              800                 12,944
 Wolverine Tube /1/                                1,100                 12,485
                                                                         67,879
METAL-IRON (0.20%)
 Cleveland-Cliffs                                  1,400                 25,620
MISCELLANEOUS INVESTING (6.19%)
 Alexandria Real Estate Equities                     500                 20,550
 Annaly Mortgage Management                          800                 12,800
 Camden Property Trust                               600                 22,020
 Capstead Mortgage                                   900                 21,150
 Chelsea Property Group                              200                  9,820
 Colonial Properties Trust                         2,100                 65,415
 Eastgroup Properties                                600                 13,842
 FelCor Lodging Trust                              1,700                 28,407
 Gables Residential Trust                          1,700                 50,320
 Glenborough Realty Trust                          5,200                100,880
 Health Care Reit                                  1,700                 41,395
 Healthcare Realty Trust                           1,200                 33,600
 Highwoods Properties                                500                 12,975
 Home Properties of New York                       2,900                 91,640
 HRPT Properties Trust                             3,400                 29,444
 JDN Realty                                        1,000                 12,330
 Kilroy Realty                                     1,300                 34,151
 La Quinta Properties                              5,000                 28,700
 PS Business Parks                                 1,900                 59,850
 Redwood Trust                                       800                 19,384
 Summit Properties                                 1,500                 37,530
 Thornburg Mortgage                                1,600                 31,520
                                                                        777,723
MULTIMEDIA (0.31%)
 Lynch Interactive                                   200                 13,800
 Martha Stewart Living Omnimedia /1/                 600                  9,870
 Media General                                       300                 14,949
                                                                         38,619
NETWORKING PRODUCTS (1.08%)
 Adaptec /1/                                         800                 11,600
 Aeroflex /1/                                        900                 17,037
 Anixter International /1/                         1,100                 31,911
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                    $
 Black Box /1/                                       400                 21,152
 Cable Design Technologies /1/                     1,800                 24,624
 Computer Network Technology /1/                     800                 14,232
 Micro General                                     1,100                 15,081
                                                                        135,637
NON-FERROUS METALS (0.32%)
 RTI International Metals                          1,500                 14,925
 USEC                                              3,500                 25,060
                                                                         39,985
NON-HAZARDOUS WASTE DISPOSAL (0.13%)
 Casella Waste Systems /1/                         1,100                 16,291
NON-HOTEL GAMBLING (0.19%)
 Argosy Gaming /1/                                   500                 16,260
 Pinnacle Entertainment                            1,200                  7,236
                                                                         23,496
OFFICE AUTOMATION & EQUIPMENT (0.23%)
 Ikon Office Solutions                             2,500                 29,225
OFFICE FURNISHINGS-ORIGINAL (0.06%)
 Interface                                         1,400                  7,854
OFFICE SUPPLIES & FORMS (0.44%)
 John H. Harland                                     700                 15,470
 Wallace Computer Services                         2,100                 39,879
                                                                         55,349
OIL & GAS (0.23%)
 Spinnaker Exploration /1/                           700                 28,812
OIL & GAS DRILLING (0.24%)
 Atwood Oceanics /1/                                 600                 20,910
 Parker Drilling                                   2,400                  8,856
                                                                         29,766
OIL COMPANY-EXPLORATION & PRODUCTION (0.78%)
 Chesapeake Energy                                 2,100                 13,881
 Patina Oil & Gas                                  1,600                 44,000
 Swift Energy /1/                                    700                 14,140
 Tom Brown /1/                                       500                 13,505
 Unit /1/                                          1,000                 12,900
                                                                         98,426
OIL FIELD MACHINERY & EQUIPMENT (0.64%)
 Carbo Ceramics                                      500                 19,580
 Hydril                                              800                 14,104
 Lone Star Technologies /1/                        1,400                 24,640
 Lufkin Industries                                   800                 21,440
                                                                         79,764
OIL REFINING & MARKETING (0.33%)
 Tesoro Petroleum                                  3,200                 41,952
OIL-FIELD SERVICES (0.61%)
 Oceaneering International /1/                     2,000                 44,240
 Superior Energy Services /1/                        900                  7,785
 Tetra Technologies                                1,200                 25,140
                                                                         77,165
OPTICAL SUPPLIES (0.32%)
 Ocular Sciences /1/                               1,200                 27,960
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                    $
 Sola International /1/                              600                 11,640
                                                                         39,600
PAPER & RELATED PRODUCTS (0.63%)
 Louisiana-Pacific                                 1,600                 13,504
 P.H. Glatfelter                                   1,300                 20,254
 Schweitzer-Mauduit International                  1,400                 33,250
 Wausau-Mosinee Paper                              1,000                 12,100
                                                                         79,108
PHARMACEUTICALS (0.30%)
 Cima Labs /1/                                       400                 14,460
 Cubist Pharmaceuticals /1/                          300                 10,788
 Pharmacyclics /1/                                 1,300                 12,922
                                                                         38,170
PHARMACY SERVICES (0.23%)
 Accredo Health /1/                                  300                 11,910
 Syncor International /1/                            600                 17,184
                                                                         29,094
PHOTO EQUIPMENT & SUPPLIES (0.05%)
 Concord Camera /1/                                  800                  6,336
PHYSICIAN PRACTICE MANAGEMENT (0.09%)
 US Oncology /1/                                   1,500                 11,310
PIPELINES (0.15%)
 Western Gas Resources                               600                 19,392
POULTRY (0.33%)
 Pilgrims Pride                                    1,300                 17,615
 Sanderson Farms                                   1,100                 23,485
                                                                         41,100
POWER CONVERTER & SUPPLY EQUIPMENT (0.05%)
 Artesyn Technologies /1/                            700                  6,517
PRINTING-COMMERCIAL (0.22%)
 Banta                                               500                 14,760
 Consolidated Graphics /1/                           700                 13,475
                                                                         28,235
PROPERTY & CASUALTY INSURANCE (1.35%)
 CNA Surety                                        1,800                 27,900
 First American                                    1,800                 33,732
 LandAmerica Financial Group                       1,200                 34,440
 Ohio Casualty                                     1,700                 27,285
 Selective Insurance Group                         1,100                 23,903
 State Auto Financial                              1,400                 22,736
                                                                        169,996
PUBLISHING-BOOKS (0.11%)
 Information Holdings /1/                            500                 14,155
PUBLISHING-NEWSPAPERS (0.28%)
 Pulitzer                                            700                 35,700
RACETRACKS (0.15%)
 Churchill Downs                                     500                 18,485
RADIO (0.14%)
 Sirius Satellite Radio /1/                        1,500                 17,445
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE MANAGEMENT/SERVICES (0.27%)
                                                                    $
 LNR Property                                      1,100                 34,298
RECREATIONAL VEHICLES (0.36%)
 Polaris Industries                                  600                 34,650
 Thor Industries                                     300                 11,115
                                                                         45,765
RENTAL AUTO & EQUIPMENT (0.22%)
 Dollar Thrifty Automotive Group /1/                 900                 13,950
 Rent-A-Center /1/                                   400                 13,428
                                                                         27,378
RESEARCH & DEVELOPMENT (0.08%)
 Albany Molecular Research /1/                       400                 10,596
RESORTS & THEME PARKS (0.34%)
 Trendwest Resorts                                   550                 13,926
 Vail Resorts /1/                                  1,600                 28,368
                                                                         42,294
RESPIRATORY PRODUCTS (0.14%)
 Respironics /1/                                     500                 17,320
RETAIL-APPAREL & SHOE (1.56%)
 Brown Shoe                                        1,300                 21,112
 Charlotte Russe Holding /1/                         600                 11,166
 Charming Shoppes                                  3,200                 16,992
 Childrens Place /1/                                 500                 13,575
 Christopher & Banks /1/                             750                 25,687
 Dress Barn /1/                                      400                 10,004
 Finish Line                                       3,700                 56,573
 Footstar /1/                                        600                 18,780
 Stein Mart /1/                                    1,200                 10,032
 Wet Seal /1/                                        500                 11,775
                                                                        195,696
RETAIL-ARTS & CRAFTS (0.34%)
 Michaels Stores /1/                               1,300                 42,835
RETAIL-AUTO PARTS (0.19%)
 PEP Boys-Manny Moe & Jack                         1,400                 24,010
RETAIL-AUTOMOBILE (1.31%)
 Circuit City Stores /1/                           1,700                 38,658
 Copart /1/                                          700                 25,459
 Group 1 Automotive /1/                              900                 25,659
 Lithia Motors                                     1,000                 20,700
 Sonic Automotive /1/                              1,400                 32,816
 United Auto Group                                   800                 20,648
                                                                        163,940
RETAIL-COMPUTER EQUIPMENT (0.09%)
 PC Connection                                       800                 11,864
RETAIL-CONSUMER ELECTRONICS (0.28%)
 Tweeter Home Entertainment Group /1/                800                 23,200
 Ultimate Electronics /1/                            400                 12,000
                                                                         35,200
RETAIL-DISCOUNT (0.30%)
 Fred's                                              500                 20,480
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                    $
 ShopKo Stores                                     1,800                 17,100
                                                                         37,580
RETAIL-HAIR SALONS (0.16%)
 Regis                                               800                 20,624
RETAIL-HOME FURNISHINGS (0.46%)
 Haverty Furniture                                 1,400                 23,170
 Pier 1 Imports                                    2,000                 34,680
                                                                         57,850
RETAIL-MUSIC STORE (0.07%)
 Trans World Entertainment /1/                     1,200                  9,120
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                          2,000                 32,000
RETAIL-RESTAURANTS (1.62%)
 Applebees International                           1,000                 34,200
 Bob Evans Farms                                   1,500                 36,855
 CBRL Group                                          600                 17,664
 Landry's Seafood Restaurant                         700                 13,055
 Lone Star Steakhouse & Saloon                     2,100                 31,143
 Panera Bread /1/                                    600                 31,224
 Papa John's International /1/                       900                 24,732
 Ruby Tuesday                                        700                 14,441
                                                                        203,314
RETAIL-VARIETY STORE (0.09%)
 99 Cents Only Stores /1/                            300                 11,430
RETAIL-VIDEO RENTAL (0.34%)
 Hollywood Entertainment /1/                       1,200                 17,148
 Movie Gallery                                     1,050                 25,578
                                                                         42,726
SAVINGS & LOANS/THRIFTS (1.93%)
 American Financial Holdings                       1,200                 30,492
 Commercial Federal                                2,100                 49,350
 Firstfed Financial                                1,000                 25,630
 Flagstar Bancorp.                                   700                 14,091
 MAF Bancorp                                       1,200                 35,400
 New York Community Bancorp                        1,200                 27,444
 PFF Bancorp                                       1,100                 30,360
 Seacoast Financial Services                       1,700                 29,155
                                                                        241,922
SCHOOLS (0.33%)
 ITT Educational Services                            600                 22,122
 Sylvan Learning Systems /1/                         900                 19,863
                                                                         41,985
SEISMIC DATA COLLECTION (0.40%)
 Input/Output /1/                                  2,100                 17,241
 Veritas DGC /1/                                   1,800                 33,300
                                                                         50,541
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.90%)
 Anadigics /1/                                       800                 12,200
 Celeritek /1/                                       900                 12,051
 Elantec Semiconductor /1/                           400                 15,360
 Exar /1/                                            500                 10,425
 Globespan Virata                                  1,100                 14,245
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                    $
 Pericom Semiconductor /1/                           700                 10,150
 Power Integrations /1/                              700                 15,988
 Triquint Semiconductor /1/                        1,800                 22,068
                                                                        112,487
SEMICONDUCTOR EQUIPMENT (0.92%)
 Cohu                                                700                 13,825
 Entegris /1/                                      1,700                 18,632
 Helix Technology                                    900                 20,295
 Kulicke & Soffa Industries                          700                 12,005
 LTX /1/                                           1,100                 23,034
 Rudolph Technologies /1/                            300                 10,296
 Varian Semiconductor Equipment Associates
  /1/                                                500                 17,295
                                                                        115,382
SOFTWARE TOOLS (0.21%)
 Borland Software /1/                              1,700                 26,622
STEEL PIPE & TUBE (0.07%)
 Valmont Industries                                  600                  8,676
STEEL-PRODUCERS (0.21%)
 Carpenter Technology                              1,000                 26,620
TELECOM EQUIPMENT FIBER OPTICS (0.15%)
 Harmonic /1/                                      1,000                 12,020
 MRV Communications /1/                            1,600                  6,784
                                                                         18,804
TELECOMMUNICATION EQUIPMENT (0.74%)
 Anaren Microwave /1/                                600                 10,392
 Andrew /1/                                        1,300                 28,457
 NMS Communciations                                1,100                  5,302
 Plantronics /1/                                     600                 15,384
 Somera Communications /1/                         1,600                 12,080
 Symmetricom /1/                                     900                  6,849
 Terayon /1/                                       1,800                 14,888
 World Access /1/                                  1,700                      2
                                                                         93,354
TELECOMMUNICATION SERVICES (0.61%)
 Commonwealth Telephone Enterprises                  400                 18,200
 Inet Technologies /1/                             1,300                 13,741
 Intrado /1/                                         400                 10,720
 ITC Deltacom /1/                                  1,100                    957
 Metricom /1/                                        500                     31
 Metro One Telecommunications /1/                    700                 21,175
 NTELOS                                              800                 12,392
                                                                         77,216
TELECOMMUNICATIONS (0.53%)
 Newport                                           1,600                 30,848
 Ubiquitel /1/                                     2,800                 20,860
 US Unwired /1/                                    1,400                 14,252
                                                                         65,960
TELEPHONE-INTEGRATED (0.46%)
 CT Communications                                   800                 13,208
 IDT /1/                                           2,300                 44,873
                                                                         58,081
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.30%)
                                                                    $
 Pegasus Communications /1/                        2,200                 22,902
 Sinclair Broadcast Group /1/                      1,500                 14,190
                                                                         37,092
TEXTILE-APPAREL (0.07%)
 Unifi                                             1,200                  8,700
THERAPEUTICS (1.50%)
 Amylin Pharmaceuticals /1/                        1,400                 12,796
 Cell Therapeutics /1/                               900                 21,726
 Corixa /1/                                          700                 10,549
 CV Therapeutics /1/                                 300                 15,606
 Genta                                             1,100                 15,653
 Ilex Oncology /1/                                   500                 13,520
 Neurocrine Biosciences /1/                          600                 30,786
 Neurogen /1/                                        600                 10,488
 Onyx Pharmaceuticals                              1,000                  5,120
 Praecis Pharmaceuticals /1/                       1,500                  8,730
 Progenics Pharmaceuticals                           600                 11,082
 Sciclone Pharmaceuticals /1/                      1,100                  3,300
 Scios                                             1,200                 28,524
                                                                        187,880
TOBACCO (0.28%)
 DIMON                                             1,100                  7,920
 Universal                                           300                 10,923
 Vector Group                                        500                 16,425
                                                                         35,268
TOYS (0.15%)
 Jakks Pacific /1/                                 1,000                 18,950
TRANSPORT-AIR FREIGHT (0.27%)
 Airborne                                          2,300                 34,109
TRANSPORT-MARINE (0.18%)
 Kirby                                               800                 22,040
TRANSPORT-RAIL (0.33%)
 Florida East Coast Industries                       800                 18,520
 Kansas City Southern Industries                   1,600                 22,608
                                                                         41,128
TRANSPORT-SERVICES (0.13%)
 Offshore Logistics                                  900                 15,984
TRANSPORT-TRUCK (1.04%)
 Arkansas Best                                       700                 20,174
 Forward Air /1/                                     500                 16,960
 JB Hunt Transport Services                        1,000                 23,200
 USFreightways                                       500                 15,700
 Werner Enterprises                                  600                 14,580
 Yellow                                            1,600                 40,160
                                                                        130,774
TRUCKING & LEASING (0.28%)
 Ryder System                                      1,600                 35,440
VITAMINS & NUTRITION PRODUCTS (0.09%)
 NBTY /1/                                          1,000                 11,700
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.23%)
                                                                    $
 Macromedia /1/                                    1,640                 29,192
WEB PORTALS (0.23%)
 Overture Services /1/                               700                 24,801
 Trizetto Group /1/                                  300                  3,936
                                                                         28,737
WIRE & CABLE PRODUCTS (0.33%)
 Belden                                            1,200                 28,260
 General Cable                                     1,000                 13,100
                                                                         41,360
WIRELESS EQUIPMENT (0.61%)
 Allen Telecom                                     1,200                 10,200
 Audiovox /1/                                      2,900                 21,634
 DMC Stratex Networks /1/                          1,400                 10,892
 Netro /1/                                           700                  2,569
 Powerwave Technologies /1/                        1,200                 20,736
 SBA Communications /1/                              300                  3,906
 Viasat /1/                                          400                  6,240
                                                                         76,177
                                    TOTAL COMMON STOCKS              12,430,076
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.97%)              12,430,076
CASH AND RECEIVABLES, NET OF LIABILITIES (1.03%)                        128,824
                             TOTAL NET ASSETS (100.00%)             $12,558,900
                                                                    -------------

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                                 MIDCAP ACCOUNT

                               DECEMBER 31, 2001

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (92.81%)
AEROSPACE & DEFENSE (0.79%)
 Northrop Grumman                                   21,700            $  2,187,577
AGRICULTURAL OPERATIONS (1.37%)
 Monsanto                                          112,900               3,816,020
APPLICATIONS SOFTWARE (0.55%)
 Intuit /1/                                         35,900               1,535,084
BEVERAGES-NON-ALCOHOLIC (0.62%)
 Coca-Cola Enterprises                              91,400               1,731,116
BROADCASTING SERVICES & PROGRAMMING (1.07%)
 Liberty Media /1/                                 212,000               2,968,000
BUILDING PRODUCTS-AIR & HEATING (0.39%)
 American Standard /1/                              15,932               1,087,040
BUILDING PRODUCTS-WOOD (0.76%)
 Rayonier                                           41,889               2,114,138
BUILDING-MAINTENANCE & SERVICE (0.76%)
 Ecolab                                             52,800               2,125,200
CABLE TV (2.27%)
 Charter Communications /1/                        215,600               3,542,308
 USA Networks /1/                                  102,200               2,791,082
                                                                         6,333,390
CASINO SERVICES (2.93%)
 International Game Technology /2/                 119,500               8,161,850
CHEMICALS-SPECIALTY (0.30%)
 Sigma-Aldrich                                      21,100                 831,551
COAL (0.04%)
 Massey Energy                                       5,856                 121,395
COMMERCIAL BANKS (3.63%)
 Marshall & Ilsley                                  14,900                 942,872
 North Fork Bancorp.                                57,920               1,852,861
 TCF Financial                                     152,610               7,322,228
                                                                        10,117,961
COMMERCIAL SERVICE-FINANCE (2.31%)
 Dun & Bradstreet /1/                               50,600               1,786,180
 H&R Block                                         104,200               4,657,740
                                                                         6,443,920
COMMERCIAL SERVICES (0.68%)
 Arbitron                                           24,400                 833,260
 Servicemaster                                      76,275               1,052,595
                                                                         1,885,855
COMPUTER SERVICES (5.77%)
 Bisys Group /1/                                    46,275               2,961,137
 Ceridian /1/                                      233,500               4,378,125
 DST Systems /1/                                    35,900               1,789,615
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
 Sungard Data Systems /1/                          192,900            $  5,580,597
 Unisys                                            109,000               1,366,860
                                                                        16,076,334
COMPUTERS-INTEGRATED SYSTEMS (1.10%)
 Diebold                                            31,600               1,277,904
 Jack Henry & Associates                            82,200               1,795,248
                                                                         3,073,152
DATA PROCESSING & MANAGEMENT (0.97%)
 Fair, Isaac                                        14,700                 926,394
 Fiserv /1/                                         18,823                 796,590
 SEI Investments                                    21,875                 986,781
                                                                         2,709,765
DENTAL SUPPLIES & EQUIPMENT (0.27%)
 Sybron Dental Specialties /1/                      34,666                 748,092
DISTRIBUTION/WHOLESALE (0.96%)
 Tech Data /1/                                      61,500               2,661,720
DIVERSIFIED MANUFACTURING OPERATIONS (1.66%)
 Cooper Industries                                  35,400               1,236,168
 Danaher                                            35,900               2,165,129
 ITT Industries                                     24,300               1,227,150
                                                                         4,628,447
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.25%)
 Cendant /1/                                        35,200                 690,272
ELECTRIC-INTEGRATED (1.95%)
 Duke Energy                                        94,900               3,725,774
 Exelon                                             35,700               1,709,316
                                                                         5,435,090
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.36%)
 Gentex /1/                                         37,600               1,005,048
ELECTRONIC FORMS (0.34%)
 Adobe Systems                                      30,675                 952,459
ELECTRONICS-MILITARY (0.86%)
 L-3 Communications Holdings /1/                    26,500               2,385,000
ENTERTAINMENT SOFTWARE (0.54%)
 Electronic Arts /1/                                24,920               1,493,954
FINANCE-CONSUMER LOANS (0.65%)
 USA Education                                      21,634               1,817,689
FINANCE-INVESTMENT BANKER & BROKER (0.76%)
 Lehman Brothers Holdings                           31,700               2,117,560
FINANCE-MORTGAGE LOAN/BANKER (0.50%)
 Countrywide Credit Industries                      33,953               1,391,054
FINANCIAL GUARANTEE INSURANCE (0.96%)
 AMBAC Financial Group                              14,900                 862,114
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (CONTINUED)
 PMI Group                                          27,200            $  1,822,672
                                                                         2,684,786
FOOD-MISCELLANEOUS/DIVERSIFIED (0.54%)
 General Mills                                      28,800               1,497,888
FOOD-WHOLESALE/DISTRIBUTION (0.48%)
 Sysco                                              51,000               1,337,220
FORESTRY (1.25%)
 Plum Creek Timber                                 123,268               3,494,648
HEALTH & BIOTECHNOLOGY (1.73%)
 Pharmaceutical HOLDRs                              49,000               4,826,500
HEALTH CARE COST CONTAINMENT (1.19%)
 McKesson                                           88,900               3,324,860
HOTELS & MOTELS (1.66%)
 Marriott International                            113,600               4,617,840
INSTRUMENTS-CONTROLS (0.74%)
 Johnson Controls                                   25,600               2,067,200
INSTRUMENTS-SCIENTIFIC (0.84%)
 Waters /1/                                         60,700               2,352,125
INTERNET SECURITY (0.48%)
 Check Point Software Technologies /1/              33,475               1,335,318
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.82%)
 Federated Investors                                39,500               1,259,260
 Neuberger Berman                                   23,100               1,014,090
                                                                         2,273,350
LIFE & HEALTH INSURANCE (1.45%)
 Aflac                                              92,200               2,264,432
 Nationwide Financial Services                      24,600               1,019,916
 Torchmark                                          19,200                 755,136
                                                                         4,039,484
MACHINERY-PUMPS (0.16%)
 Graco                                              11,300                 441,265
MEDICAL INFORMATION SYSTEM (2.91%)
 IMS Health                                        415,600               8,108,356
MEDICAL INSTRUMENTS (5.73%)
 Apogent Technologies /1/                          106,100               2,737,380
 Beckman Coulter                                    37,100               1,643,530
 Biomet                                             83,650               2,584,785
 Boston Scientific /1/                              49,825               1,201,779
 Guidant                                           100,800               5,019,840
 St. Jude Medical                                   35,700               2,772,105
                                                                        15,959,419
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.44%)
 Stryker                                            19,300            $  1,126,541
 Varian Medical Systems                              1,285                  91,569
                                                                         1,218,110
MEDICAL-BIOMEDICAL/GENE (3.24%)
 Biogen /1/                                        123,200               7,065,520
 Genzyme /1/                                        32,920               1,970,591
                                                                         9,036,111
MEDICAL-DRUGS (1.64%)
 IVAX                                               74,300               1,496,402
 Medimmune /1/                                      66,500               3,082,275
                                                                         4,578,677
MEDICAL-HMO (0.25%)
 Anthem /1/                                         14,060                 695,970
MEDICAL-HOSPITALS (1.32%)
 Health Management Associates /1/                  117,800               2,167,520
 Universal Health Services                          35,500               1,518,690
                                                                         3,686,210
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.17%)
 AmerisourceBergen                                  95,000               6,037,250
MISCELLANEOUS INVESTING (6.10%)
 AMB Property                                      117,200               3,047,200
 Boston Properties                                  61,500               2,337,000
 Equity Office Properties Trust                     89,800               2,701,184
 Equity Residential Properties Trust               127,500               3,660,525
 Kimco Realty                                       35,400               1,157,226
 Prologis Trust                                    110,300               2,372,553
 Public Storage                                     51,700               1,726,780
                                                                        17,002,468
OIL COMPANY-EXPLORATION & PRODUCTION (1.14%)
 Devon Energy                                       82,500               3,188,625
OIL COMPANY-INTEGRATED (0.65%)
 USX-Marathon Group                                 60,600               1,818,000
OIL FIELD MACHINERY & EQUIPMENT (1.09%)
 National-Oilwell /1/                               50,000               1,030,500
 Weatherford International /1/                      53,800               2,004,588
                                                                         3,035,088
OIL REFINING & MARKETING (0.61%)
 Valero Energy                                      44,300               1,688,716
OIL-FIELD SERVICES (0.69%)
 BJ Services /1/                                    36,000               1,168,200
 Hanover Compressor /1/                             30,300                 765,378
                                                                         1,933,578
PIPELINES (1.05%)
 Questar                                            45,400               1,137,270
 Williams                                           70,100               1,788,952
                                                                         2,926,222
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (1.13%)
 Valassis Communications                            88,700            $  3,159,494
PUBLICLY TRADED INVESTMENT FUND (6.62%)
 iShares Russell 2000 Index Fund                    39,500               3,818,465
 iShares S&P MidCap 400 Fund                        36,500               3,700,735
 iShares S&P SmallCap 600 Index Fund                14,890               1,712,350
 S&P MidCap 400 Depository Receipts                 99,570               9,230,139
                                                                        18,461,689
RETAIL-JEWELRY (0.47%)
 Tiffany                                            41,850               1,317,019
RETAIL-TOY STORE (0.65%)
 Toys R Us /1/                                      87,200               1,808,528
SAVINGS & LOANS/THRIFTS (1.43%)
 Charter One Financial                              86,027               2,335,633
 Golden State Bancorp                               63,300               1,655,295
                                                                         3,990,928
TELEPHONE-INTEGRATED (2.18%)
 CenturyTel                                        165,576               5,430,893
 Telephone & Data Systems                            7,100                 637,225
                                                                         6,068,118
TOBACCO (1.75%)
 RJ Reynolds Tobacco Holdings                       86,600               4,875,580
TOYS (0.79%)
 Mattel                                            128,200               2,205,040
TRAVEL SERVICES (0.55%)
 Sabre Holdings /1/                                 36,200               1,533,070
WATER (0.50%)
 American Water Works                               33,400               1,394,450
                                      TOTAL COMMON STOCKS              258,664,933

 See accompanying notes.

                                 MIDCAP ACCOUNT

                               DECEMBER 31, 2001

..

                                                Principal
                                                 Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (10.18%)
DIVERSIFIED FINANCIAL SERVICES (3.70%)
 General Electric Capital
  1.75%; 01/07/02                              $10,310,000            $10,306,993
FINANCE-INVESTMENT BANKER & BROKER (1.63%)
 Salomon Smith Barney Holdings
  1.92%; 01/02/02                              4,540,000              4,539,741


MONEY CENTER BANKS (4.85%)
 Investment in Joint Trading
  Account; Citicorp

  1.77%; 01/02/02                     13,534,418              13,534,418


                          TOTAL COMMERCIAL PAPER              28,381,152
                                                             -----------



           TOTAL PORTFOLIO INVESTMENTS (102.99%)             287,046,085

LIABILITIES, NET OF CASH AND
 RECEIVABLES (-2.99%)                                 (8,338,683)
               TOTAL NET ASSETS (100.00%)             $278,707,402
                                                      --------------

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
25 Russell 2000    Buy        $6,146,649    $6,116,250    $(30,399)
March 2002
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                               DECEMBER 31, 2001

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (96.57%)
APPAREL MANUFACTURERS (0.60%)
                                                                   $
 Jones Apparel Group /1/                          5,000                165,850
APPLICATIONS SOFTWARE (2.79%)
 Citrix Systems /1/                               8,300                188,078
 Compuware /1/                                   14,850                175,082
 Mercury Interactive /1/                          3,800                129,124
 Peregrine Systems /1/                           10,300                152,749
 Serena Software /1/                              6,000                130,440
                                                                       775,473
AUDIO & VIDEO PRODUCTS (0.35%)
 Polycom /1/                                      2,800                 96,320
BEVERAGES-NON-ALCOHOLIC (0.90%)
 Pepsi Bottling Group                            10,600                249,100
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 Crossmann Communities                            1,700                 56,100
 NVR                                                400                 81,600
                                                                       137,700
CASINO SERVICES (1.06%)
 International Game Technology                    4,300                293,690
CELLULAR TELECOMMUNICATIONS (0.18%)
 US Cellular /1/                                  1,100                 49,775
CHEMICALS-SPECIALTY (0.90%)
 Cabot                                            1,400                 49,980
 Cabot Microelectronics /1/                       1,900                150,575
 Eastman Chemical                                 1,300                 50,726
                                                                       251,281
CIRCUIT BOARDS (0.24%)
 Jabil Circuit /1/                                3,000                 68,160
COAL (0.23%)
 Consol Energy                                    2,600                 64,584
COMMERCIAL SERVICE-FINANCE (1.77%)
 Equifax                                          6,100                147,315
 H&R Block                                        3,600                160,920
 Moody's                                          4,600                183,356
                                                                       491,591
COMMERCIAL SERVICES (0.74%)
 Convergys /1/                                    5,500                206,195
COMPUTER AIDED DESIGN (0.57%)
 Autodesk                                         3,000                111,810
 Cadence Design Systems /1/                       2,100                 46,032
                                                                       157,842
COMPUTER SERVICES (2.79%)
 DST Systems /1/                                  5,000                249,250
 Sungard Data Systems /1/                        14,400                416,592
 Unisys                                           8,800                110,352
                                                                       776,194
COMPUTERS-INTEGRATED SYSTEMS (2.19%)
 Brocade Communications System /1/                9,000                298,080
 Jack Henry & Associates                          4,400                 96,096
 Mentor Graphics                                  4,600                108,422
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                   $
 Synopsys /1/                                     1,800                106,326
                                                                       608,924
COMPUTERS-PERIPHERAL EQUIPMENT (0.89%)
 Lexmark International /1/                        4,200                247,800
CONSUMER PRODUCTS-MISCELLANEOUS (0.24%)
 Scotts /1/                                       1,400                 66,640
COSMETICS & TOILETRIES (0.35%)
 Avon Products                                    2,100                 97,650
DATA PROCESSING & MANAGEMENT (0.89%)
 Fiserv /1/                                       2,250                 95,220
 SEI Investments                                  3,400                153,374
                                                                       248,594
DENTAL SUPPLIES & EQUIPMENT (0.60%)
 Dentsply International                           3,300                165,660
DIAGNOSTIC EQUIPMENT (0.79%)
 Cytyc /1/                                        8,400                219,240
DIAGNOSTIC KITS (0.40%)
 Idexx Laboratories /1/                           3,900                111,189
DISTRIBUTION/WHOLESALE (0.31%)
 Tech Data /1/                                    2,000                 86,560
DIVERSIFIED MANUFACTURING OPERATIONS (0.95%)
 Danaher                                          1,500                 90,465
 SPX                                              1,270                173,863
                                                                       264,328
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.71%)
 Viad                                             8,400                198,912
DRUG DELIVERY SYSTEMS (0.38%)
 Andrx Group /1/                                  1,500                105,615
E-COMMERCE/SERVICES (0.55%)
 TMP Worldwide /1/                                3,600                154,440
ELECTRIC-INTEGRATED (0.52%)
 Dominion Resources                               1,096                 65,870
 Entergy                                          2,000                 78,220
                                                                       144,090
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.87%)
 Sanmina /1/                                      4,800                 95,520
 Vishay Intertechnology /1/                       7,500                146,250
                                                                       241,770
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.94%)
 Cree /1/                                         6,400                188,544
 Fairchild Semiconductor International /1/       10,500                296,100
 International Rectifier /1/                      4,600                160,448
 Microchip Technology /1/                         5,100                197,574
 Nvidia /1/                                       6,600                441,540
 QLogic /1/                                       4,700                209,197
 Semtech /1/                                      4,500                160,605
                                                                     1,654,008
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS-MILITARY (0.39%)
                                                                   $
 L-3 Communications Holdings /1/                  1,200                108,000
ENTERPRISE SOFTWARE/SERVICE (1.36%)
 Advent Software /1/                              3,300                164,835
 Micromuse /1/                                    4,100                 61,500
 Sybase /1/                                       9,700                152,872
                                                                       379,207
ENTERTAINMENT SOFTWARE (1.03%)
 Electronic Arts /1/                              4,800                287,760
FINANCE-AUTO LOANS (0.61%)
 AmeriCredit /1/                                  5,400                170,370
FINANCE-CONSUMER LOANS (1.21%)
 USA Education                                    4,000                336,080
FINANCE-CREDIT CARD (0.60%)
 Metris                                           6,500                167,115
FOOD-MEAT PRODUCTS (0.30%)
 Smithfield Foods /1/                             3,800                 83,752
FOOD-MISCELLANEOUS/DIVERSIFIED (0.71%)
 General Mills                                    3,800                197,638
FOOD-RETAIL (0.70%)
 Whole Foods Market /1/                           3,000                130,680
 Winn-Dixie Stores                                4,500                 64,125
                                                                       194,805
HEALTH CARE COST CONTAINMENT (0.78%)
 Caremark Rx /1/                                 13,300                216,923
HUMAN RESOURCES (0.20%)
 Robert Half International                        2,100                 56,070
IDENTIFICATION SYSTEM/DEVELOPMENT (0.49%)
 Symbol Technologies                              8,550                135,774
INDEPENDENT POWER PRODUCER (0.66%)
 Calpine /1/                                      2,700                 45,333
 NRG Energy /1/                                   4,700                 72,850
 Utilicorp United                                 2,600                 65,442
                                                                       183,625
INDUSTRIAL GASES (0.28%)
 Airgas /1/                                       5,100                 77,112
INSTRUMENTS-CONTROLS (0.38%)
 Johnson Controls                                 1,300                104,975
INSTRUMENTS-SCIENTIFIC (2.24%)
 Applied Biosystems Group                         8,500                333,795
 PerkinElmer                                      1,600                 56,032
 Waters /1/                                       6,000                232,500
                                                                       622,327
INSURANCE BROKERS (0.64%)
 Arthur J. Gallagher                              5,200                179,348
INTERNET SECURITY (2.61%)
 Check Point Software Technologies /1/            1,000                 39,890
 Internet Security Systems /1/                    3,300                105,798
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                   $
 RSA Security /1/                                 2,000                 34,920
 SonicWall /1/                                    2,800                 54,432
 Symantec /1/                                     4,300                285,219
 VeriSign /1/                                     5,400                205,416
                                                                       725,675
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.93%)
 BlackRock /1/                                    2,300                 95,910
 Federated Investors                              5,100                162,588
                                                                       258,498
LASERS-SYSTEMS & COMPONENTS (0.27%)
 Electro Scientific Industries /1/                2,500                 75,025
MEDICAL INFORMATION SYSTEM (0.89%)
 IMS Health                                      12,700                247,777
MEDICAL INSTRUMENTS (3.33%)
 Apogent Technologies /1/                         3,600                 92,880
 Biomet                                           4,050                125,145
 Guidant                                          7,400                368,520
 St. Jude Medical                                 4,400                341,660
                                                                       928,205
MEDICAL LABORATORY & TESTING SERVICE (1.03%)
 Quest Diagnostics /1/                            4,000                286,840
MEDICAL PRODUCTS (0.60%)
 Henry Schein /1/                                 2,300                 85,169
 Stryker                                          1,400                 81,718
                                                                       166,887
MEDICAL-BIOMEDICAL/GENE (6.00%)
 Chiron /1/                                       2,500                109,600
 Enzon /1/                                        2,600                146,328
 Genzyme /1/                                      7,000                419,020
 Human Genome Sciences /1/                        2,000                 67,440
 Icos /1/                                         3,800                218,272
 Idec Pharmaceuticals /1/                         5,100                351,543
 Invitrogen /1/                                   2,000                123,860
 Millennium Pharmaceuticals /1/                   2,600                 63,726
 Protein Design Labs /1/                          5,200                171,236
                                                                     1,671,025
MEDICAL-DRUGS (4.40%)
 Allergan                                         1,300                 97,565
 Forest Laboratories /1/                          2,100                172,095
 IVAX                                             8,375                168,672
 King Pharmaceuticals /1/                         7,600                320,188
 Medimmune /1/                                    8,600                398,610
 SICOR                                            4,300                 67,424
                                                                     1,224,554
MEDICAL-GENERIC DRUGS (1.14%)
 Barr Laboratories /1/                            2,400                190,464
 Watson Pharmaceutical /1/                        4,000                125,560
                                                                       316,024
MEDICAL-HMO (0.95%)
 Oxford Health Plans /1/                          5,000                150,700
 UnitedHealth Group                               1,600                113,232
                                                                       263,932
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.66%)
                                                                   $
 AmerisourceBergen                                2,900                184,295
MOTION PICTURES & SERVICES (0.39%)
 Macrovision /1/                                  3,100                109,182
NETWORKING PRODUCTS (2.07%)
 Anixter International /1/                        3,900                113,139
 Black Box /1/                                    2,000                105,760
 Emulex /1/                                       1,700                 67,167
 Network Appliance /1/                           13,300                290,871
                                                                       576,937
OIL & GAS DRILLING (2.22%)
 Ensco International                              6,000                149,100
 GlobalSantaFe                                    4,854                138,436
 Nabors Industries /1/                            5,000                171,650
 Noble Drilling /1/                               4,700                159,988
                                                                       619,174
OIL COMPANY-EXPLORATION & PRODUCTION (2.18%)
 Apache                                           3,080                153,630
 Devon Energy                                     1,500                 57,975
 Murphy Oil                                       1,400                117,656
 Newfield Exploration /1/                         3,400                120,734
 XTO Energy                                       9,000                157,500
                                                                       607,495
OIL FIELD MACHINERY & EQUIPMENT (0.46%)
 Universal Compression Holdings /1/               4,300                126,807
OIL-FIELD SERVICES (0.99%)
 BJ Services /1/                                  3,400                110,330
 Hanover Compressor /1/                           6,500                164,190
                                                                       274,520
PHARMACY SERVICES (1.18%)
 AdvancePCS /1/                                   5,000                146,750
 Express Scripts /1/                              3,900                182,364
                                                                       329,114
POWER CONVERTER & SUPPLY EQUIPMENT (0.78%)
 American Power Conversion /1/                   10,300                148,938
 C&D Technologies                                 3,000                 68,550
                                                                       217,488
PUBLISHING-BOOKS (0.38%)
 Scholastic /1/                                   2,100                105,693
REGIONAL BANKS (0.29%)
 Union Planters                                   1,800                 81,234
REINSURANCE (0.27%)
 RenaissanceRe Holdings                             800                 76,320
RESEARCH & DEVELOPMENT (0.53%)
 Pharmaceutical Product Development /1/           4,600                148,626
RETAIL-APPAREL & SHOE (0.99%)
 Abercrombie & Fitch /1/                          2,500                 66,325
 American Eagle Outfitters /1/                    5,000                130,850
 Talbots                                          2,200                 79,750
                                                                       276,925
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (1.13%)
                                                                   $
 Bed Bath & Beyond /1/                            9,300                315,270
RETAIL-CONSUMER ELECTRONICS (1.39%)
 Best Buy /1/                                     5,200                387,296
RETAIL-DISCOUNT (1.71%)
 BJ's Wholesale Club /1/                          3,100                136,710
 Dollar General                                  10,100                150,490
 Dollar Tree Stores /1/                           2,900                 89,639
 TJX                                              2,500                 99,650
                                                                       476,489
RETAIL-JEWELRY (0.52%)
 Tiffany                                          4,600                144,762
RETAIL-MAIL ORDER (0.80%)
 Williams-Sonoma /1/                              5,200                223,080
RETAIL-OFFICE SUPPLIES (0.86%)
 Staples /1/                                     12,800                239,360
RETAIL-RESTAURANTS (1.38%)
 Brinker International /1/                        7,200                214,272
 Darden Restaurants                               4,800                169,920
                                                                       384,192
SCHOOLS (0.87%)
 Apollo Group /1/                                 5,400                243,054
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.77%)
 Integrated Device Technology /1/                 5,800                154,222
 Triquint Semiconductor /1/                       4,900                 60,074
                                                                       214,296
SEMICONDUCTOR EQUIPMENT (2.69%)
 Kla-Tencor /1/                                   5,800                287,448
 Lam Research /1/                                 6,400                148,608
 Novellus Systems /1/                             7,900                311,655
                                                                       747,711
TELECOMMUNICATION EQUIPMENT (1.83%)
 Comverse Technology /1/                          5,700                127,509
 Harris                                           4,100                125,091
 Scientific-Atlanta                               6,700                160,398
 Tekelec /1/                                      5,300                 95,983
                                                                       508,981
TELEPHONE-INTEGRATED (0.73%)
 CenturyTel                                       2,600                 85,280
 Telephone & Data Systems                         1,300                116,675
                                                                       201,955
TELEVISION (0.84%)
 Univision Communications /1/                     5,800                234,668
THERAPEUTICS (0.53%)
 ImClone Systems /1/                              3,200                148,672
TOBACCO (0.41%)
 UST                                              3,300                115,500
TRANSPORT-SERVICES (0.47%)
 United Parcel Service                            2,400                130,800
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.44%)
                                                                   $
 Sabre Holdings /1/                               2,900                122,815
WEB HOSTING & DESIGN (0.32%)
 Macromedia /1/                                   5,000                 89,000
WEB PORTALS (0.57%)
 Yahoo /1/                                        8,900                157,886
                                   TOTAL COMMON STOCKS              26,884,095
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (96.57%)              26,884,095
CASH AND RECEIVABLES, NET OF LIABILITIES (3.43%)                       954,149
                            TOTAL NET ASSETS (100.00%)             $27,838,244
                                                                   -------------

 /1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          MIDCAP GROWTH EQUITY ACCOUNT

                               DECEMBER 31, 2001

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (94.72%)
ADVERTISING AGENCIES (1.29%)
                                                                  $
 Interpublic Group                               3,080                90,983
ADVERTISING SERVICES (0.74%)
 Getty Images /1/                                2,270                52,165
APPAREL MANUFACTURERS (0.81%)
 Coach /1/                                       1,470                57,301
APPLICATIONS SOFTWARE (1.98%)
 Mercury Interactive /1/                         1,990                67,620
 Rational Software /1/                           3,700                72,150
                                                                     139,770
AUDIO & VIDEO PRODUCTS (1.71%)
 Polycom /1/                                     3,520               121,088
BEVERAGES-NON-ALCOHOLIC (0.71%)
 Pepsi Bottling Group                            2,130                50,055
CABLE TV (1.26%)
 Adelphia Communications /1/                     1,720                53,630
 USA Networks /1/                                1,290                35,230
                                                                      88,860
CASINO SERVICES (1.02%)
 International Game Technology                   1,050                71,715
CELLULAR TELECOMMUNICATIONS (0.72%)
 Nextel Communications /1/                       4,670                51,183
CHEMICALS-SPECIALTY (0.70%)
 Cabot Microelectronics /1/                        620                49,135
COMMERCIAL BANKS (0.49%)
 Commerce Bancorp.                                 880                34,619
COMMERCIAL SERVICES (0.59%)
 Corporate Executive Board /1/                   1,140                41,838
COMPUTER SERVICES (2.25%)
 Affiliated Computer Services /1/                  330                35,023
 Bisys Group /1/                                   650                41,594
 Sungard Data Systems /1/                        2,850                82,450
                                                                     159,067
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Brocade Communications System /1/               1,790                59,285
DATA PROCESSING & MANAGEMENT (1.77%)
 Fiserv /1/                                      1,530                64,750
 SEI Investments                                 1,330                59,996
                                                                     124,746
DECISION SUPPORT SOFTWARE (0.51%)
 NETIQ /1/                                       1,020                35,965
DENTAL SUPPLIES & EQUIPMENT (0.72%)
 Dentsply International                          1,010                50,702
DIAGNOSTIC EQUIPMENT (0.44%)
 Cytyc /1/                                       1,200                31,320
DIVERSIFIED MANUFACTURING OPERATIONS (0.78%)
 SPX                                               400                54,760
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.68%)
                                                                  $
 Andrx Group /1/                                   680                47,879
E-COMMERCE/PRODUCTS (0.93%)
 Amazon.Com /1/                                  6,040                65,353
E-COMMERCE/SERVICES (0.71%)
 TMP Worldwide /1/                               1,170                50,193
EDUCATIONAL SOFTWARE (0.87%)
 SmartForce /1/                                  2,480                61,380
ELECTRICAL COMPONENTS & EQUIPMENT (0.57%)
 Power-One /1/                                   3,880                40,391
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.41%)
 Sanmina /1/                                     5,000                99,500
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.53%)
 Altera /1/                                      1,830                38,832
 Broadcom /1/                                    3,350               137,283
 Intersil Holding /1/                            2,460                79,335
 Microsemi                                         850                25,245
 Nvidia /1/                                        910                60,879
 QLogic /1/                                      2,680               119,287
                                                                     460,861
ENTERPRISE SOFTWARE/SERVICE (1.94%)
 Advent Software /1/                               740                36,963
 BEA Systems /1/                                 2,340                36,060
 Manugistics Group /1/                           1,540                32,463
 Micromuse /1/                                   2,110                31,650
                                                                     137,136
FIDUCIARY BANKS (0.57%)
 Investors Financial Services                      610                40,388
FINANCE-INVESTMENT BANKER & BROKER (1.59%)
 Bear Stearns                                    1,080                63,331
 Legg Mason                                        980                48,981
                                                                     112,312
FOOD-DAIRY PRODUCTS (0.48%)
 Dean Foods                                        500                34,100
FOOD-MISCELLANEOUS/DIVERSIFIED (0.43%)
 McCormick                                         730                30,638
HEALTH CARE COST CONTAINMENT (0.54%)
 First Health Group /1/                          1,530                37,852
HUMAN RESOURCES (0.73%)
 Robert Half International                       1,930                51,531
INDUSTRIAL GASES (0.68%)
 Air Products & Chemicals                        1,020                47,848
INSTRUMENTS-SCIENTIFIC (1.06%)
 Waters /1/                                      1,940                75,175
INTERNET APPLICATION SOFTWARE (1.18%)
 Interwoven /1/                                  4,370                42,564
 Liberate Technologies /1/                       3,570                40,983
                                                                      83,547
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (0.57%)
                                                                  $
 E*trade Group /1/                               3,950                40,488
INTERNET CONTENT-INFORMATION/NEWS (1.12%)
 CNET Networks /1/                               8,830                79,205
INTERNET INFRASTRUCTURE SOFTWARE (0.43%)
 Tibco Software /1/                              2,010                30,009
INTERNET SECURITY (2.39%)
 Internet Security Systems /1/                   2,010                64,440
 RSA Security /1/                                2,310                40,333
 Symantec /1/                                      960                63,677
                                                                     168,450
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.39%)
 Neuberger Berman                                  635                27,877
LIFE & HEALTH INSURANCE (0.75%)
 Nationwide Financial Services                   1,270                52,654
MEDICAL INSTRUMENTS (3.04%)
 Guidant                                         2,770               137,946
 St. Jude Medical                                  990                76,873
                                                                     214,819
MEDICAL LABORATORY & TESTING SERVICE (1.90%)
 Laboratory Corp. of America Holdings /1/        1,080                87,318
 Quest Diagnostics /1/                             650                46,611
                                                                     133,929
MEDICAL PRODUCTS (2.18%)
 Henry Schein /1/                                1,020                37,771
 Varian Medical Systems                            990                70,547
 Zimmer Holdings /1/                             1,500                45,810
                                                                     154,128
MEDICAL-BIOMEDICAL/GENE (7.06%)
 Affymetrix /1/                                  1,920                72,480
 Aviron /1/                                      1,630                81,060
 Genzyme /1/                                     2,030               121,516
 Idec Pharmaceuticals /1/                        1,550               106,841
 Inhale Therapeutic Systems /1/                  1,760                32,648
 InterMune /1/                                     730                35,960
 Invitrogen /1/                                    780                48,305
                                                                     498,810
MEDICAL-DRUGS (3.05%)
 Cephalon /1/                                      680                51,398
 King Pharmaceuticals /1/                        2,526               106,420
 OSI Pharmaceuticals /1/                         1,260                57,633
                                                                     215,451
MEDICAL-HMO (0.71%)
 Anthem /1/                                      1,010                49,995
MEDICAL-HOSPITALS (0.62%)
 Universal Health Services                       1,030                44,063
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.74%)
 AmerisourceBergen                                 820                52,111
NETWORKING PRODUCTS (1.75%)
 Extreme Networks /1/                            5,790                74,691
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                  $
 Network Appliance /1/                           2,230                48,770
                                                                     123,461
OIL & GAS DRILLING (1.71%)
 Ensco International                             2,440                60,634
 Nabors Industries /1/                           1,760                60,421
                                                                     121,055
OIL COMPANY-EXPLORATION & PRODUCTION (2.12%)
 Devon Energy                                    1,070                41,355
 Kerr-McGee                                        610                33,428
 Murphy Oil                                        440                36,978
 Pogo Producing                                  1,450                38,092
                                                                     149,853
OIL FIELD MACHINERY & EQUIPMENT (0.69%)
 Weatherford International /1/                   1,300                48,438
OIL-FIELD SERVICES (0.79%)
 BJ Services /1/                                 1,710                55,490
PAPER & RELATED PRODUCTS (0.49%)
 Boise Cascade                                   1,020                34,690
PHARMACY SERVICES (0.73%)
 Express Scripts /1/                             1,100                51,436
RADIO (0.54%)
 Westwood One                                    1,260                37,863
RETAIL-APPAREL & SHOE (1.61%)
 American Eagle Outfitters /1/                   2,340                61,238
 Talbots                                         1,450                52,562
                                                                     113,800
RETAIL-BEDDING (0.95%)
 Bed Bath & Beyond /1/                           1,970                66,783
RETAIL-COMPUTER EQUIPMENT (1.53%)
 CDW Computer Centers /1/                        1,240                66,601
 Electronics Boutique Holdings /1/               1,030                41,138
                                                                     107,739
RETAIL-CONSUMER ELECTRONICS (0.77%)
 Best Buy /1/                                      730                54,370
SCHOOLS (1.09%)
 Apollo Group /1/                                  990                44,560
 University of Phoenix Online /1/                  990                32,264
                                                                      76,824
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.04%)
 Elantec Semiconductor /1/                       1,160                44,544
 Globespan Virata                                8,980               116,291
 Marvell Technology Group /1/                    1,510                54,088
                                                                     214,923
SEMICONDUCTOR EQUIPMENT (3.02%)
 Kla-Tencor /1/                                  1,610                79,792
 Novellus Systems /1/                            1,440                56,808
 Teradyne /1/                                    2,550                76,857
                                                                     213,457
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (0.94%)
                                                                  $
 Microtune /1/                                   2,830                66,392
TELECOM EQUIPMENT FIBER OPTICS (1.10%)
 Finisar /1/                                     7,640                77,699
TELEVISION (1.05%)
 Univision Communications /1/                    1,840                74,446
THERAPEUTICS (2.05%)
 CV Therapeutics /1/                             1,160                60,343
 Gilead Sciences /1/                             1,280                84,122
                                                                     144,465
TRANSPORT-RAIL (0.58%)
 CSX                                             1,160                40,658
WEB HOSTING & DESIGN (0.50%)
 Macromedia /1/                                  1,990                35,422
WEB PORTALS (2.49%)
 Earthlink /1/                                   2,840                34,563
 Overture Services /1/                           1,670                59,168
 Yahoo /1/                                       4,640                82,313
                                                                     176,044
                                  TOTAL COMMON STOCKS              6,687,938
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (94.72%)              6,687,938
CASH AND RECEIVABLES, NET OF LIABILITIES (5.28%)                     372,853
                           TOTAL NET ASSETS (100.00%)             $7,060,791
                                                                  ------------

 /1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                               DECEMBER 31, 2001

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (93.97%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.36%)
                                                                     $
 Lear /1/                                           5,400                205,956
 Visteon                                            4,800                 72,192
                                                                         278,148
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.22%)
 Vulcan Materials                                   3,000                143,820
BUILDING PRODUCTS-AIR & HEATING (1.51%)
 American Standard /1/                              2,600                177,398
CABLE TV (1.84%)
 Cablevision Systems /1/                            2,500                118,625
 USA Networks /1/                                   3,600                 98,316
                                                                         216,941
COATINGS & PAINT (1.70%)
 Sherwin-Williams                                   7,300                200,750
COMMERCIAL BANKS (5.85%)
 City National                                      3,700                173,345
 Cullen/Frost Bankers                                 300                  9,264
 North Fork Bancorp.                                3,600                115,164
 SouthTrust                                         6,500                160,355
 TCF Financial                                      2,400                115,152
 Zions Bancorp                                      2,200                115,676
                                                                         688,956
COMMERCIAL SERVICE-FINANCE (0.55%)
 Dun & Bradstreet /1/                               1,850                 65,305
COMPUTER AIDED DESIGN (0.82%)
 Cadence Design Systems /1/                         4,400                 96,448
COMPUTERS (0.39%)
 Apple Computer                                     2,100                 45,990
CONSULTING SERVICES (0.99%)
 KPMG Consulting /1/                                7,000                115,990
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.49%)
 Viad                                               7,400                175,232
ELECTRIC-INTEGRATED (4.88%)
 Exelon                                             2,950                141,246
 FirstEnergy                                        4,800                167,904
 Pinnacle West Capital                              2,400                100,440
 Sierra Pacific Resources                          11,000                165,550
                                                                         575,140
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.73%)
 Vishay Intertechnology /1/                         4,400                 85,800
ELECTRONIC PARTS DISTRIBUTION (1.02%)
 Arrow Electronics                                  4,000                119,600
FILTRATION & SEPARATION PRODUCTS (1.21%)
 Pall                                               5,900                141,954
FINANCIAL GUARANTEE INSURANCE (4.56%)
 AMBAC Financial Group                              3,000                173,580
 MBIA                                               2,300                123,349
 Radian Group                                       5,600                240,520
                                                                         537,449
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD (1.82%)
                                                                     $
 Archer-Daniels-Midland                            14,950                214,533
FOOD-DAIRY PRODUCTS (1.10%)
 Dean Foods                                         1,900                129,580
HOTELS & MOTELS (0.74%)
 Starwood Hotels & Resorts Worldwide                2,900                 86,565
HUMAN RESOURCES (1.43%)
 Manpower                                           5,000                168,550
INDUSTRIAL GASES (1.08%)
 Air Products & Chemicals                           2,700                126,657
INSTRUMENTS-CONTROLS (0.16%)
 Parker Hannifin                                      400                 18,364
INSURANCE BROKERS (1.87%)
 AON                                                4,600                163,392
 Willis Group Holdings /1/                          2,400                 56,520
                                                                         219,912
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.84%)
 Federated Investors                                3,100                 98,828
LIFE & HEALTH INSURANCE (2.49%)
 John Hancock Financial Services                    4,200                173,460
 Phoenix                                            6,500                120,250
                                                                         293,710
LOTTERY SERVICES (1.58%)
 Gtech Holdings /1/                                 4,100                185,689
MEDICAL INSTRUMENTS (1.47%)
 Beckman Coulter                                    3,900                172,770
MEDICAL PRODUCTS (1.29%)
 Becton Dickinson                                   4,600                152,490
MEDICAL-DRUGS (1.56%)
 ICN Pharmaceuticals                                5,500                184,250
MULTI-LINE INSURANCE (1.89%)
 Cigna                                              2,400                222,360
MULTIMEDIA (0.80%)
 Belo                                               5,000                 93,750
NON-HAZARDOUS WASTE DISPOSAL (1.76%)
 Waste Management                                   6,500                207,415
OFFICE AUTOMATION & EQUIPMENT (1.63%)
 Pitney Bowes                                       5,100                191,811
OFFICE SUPPLIES & FORMS (0.48%)
 Avery Dennison                                     1,000                 56,530
OIL COMPANY-EXPLORATION & PRODUCTION (5.12%)
 Apache                                             2,090                104,249
 EOG Resources                                      3,600                140,796
 Ocean Energy                                       6,100                117,120
 Talisman Energy                                    3,100                117,335
 XTO Energy                                         7,050                123,375
                                                                         602,875
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (1.53%)
                                                                     $
 USX-Marathon Group                                 6,000                180,000
PHARMACY SERVICES (1.48%)
 Omnicare                                           7,000                174,160
PIPELINES (2.45%)
 Equitable Resources                                5,200                177,164
 Kinder Morgan                                      2,000                111,380
                                                                         288,544
PRINTING-COMMERCIAL (1.66%)
 Valassis Communications                            5,500                195,910
PROPERTY & CASUALTY INSURANCE (2.63%)
 Chubb                                              2,500                172,500
 XL Capital                                         1,500                137,040
                                                                         309,540
PUBLICLY TRADED INVESTMENT FUND (4.01%)
 S&P MidCap 400 Depository Receipts                 5,100                472,770
PUBLISHING-NEWSPAPERS (1.32%)
 Knight Ridder                                      2,400                155,832
PUBLISHING-PERIODICALS (1.53%)
 Readers Digest Association                         7,800                180,024
RADIO (0.48%)
 Westwood One                                       1,900                 57,095
REGIONAL BANKS (1.46%)
 Comerica                                           3,000                171,900
RETAIL-APPAREL & SHOE (2.22%)
 Foot Locker                                        5,200                 81,380
 Payless Shoesource /1/                             3,200                179,680
                                                                         261,060
RETAIL-AUTOMOBILE (0.96%)
 Autonation                                         9,200                113,436
RETAIL-MAJOR DEPARTMENT STORE (1.44%)
 May Department Stores                              4,600                170,108
RETAIL-RESTAURANTS (2.38%)
 Brinker International /1/                          5,800                172,608
 Tricon Global Restaurants /1/                      2,200                108,240
                                                                         280,848
SAVINGS & LOANS/THRIFTS (1.00%)
 Golden State Bancorp                               4,500                117,675
TELECOMMUNICATION EQUIPMENT (1.63%)
 Comverse Technology /1/                            3,100                 69,347
 Harris                                             4,000                122,040
                                                                         191,387
TRANSPORT-MARINE (1.45%)
 Teekay Shipping                                    4,900                170,765
TRANSPORT-RAIL (3.00%)
 Canadian National Railway                          3,700                178,636
 CSX                                                5,000                175,250
                                                                         353,886
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (1.11%)
                                                                     $
 Sabre Holdings /1/                                 3,100                131,285
                                     TOTAL COMMON STOCKS              11,067,785
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (93.97%)              11,067,785
CASH AND RECEIVABLES, NET OF LIABILITIES (6.03%)                         709,780
                              TOTAL NET ASSETS (100.00%)             $11,777,565
                                                                     -------------

/1/ Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                               DECEMBER 31, 2001

                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (92.98%)
ASSET BACKED SECURITIES (15.90%)
 Corporate Asset Funding
  1.83%; 01/03/02                                      $ 1,000,000       $         999,898
  1.85%; 06/19/02                                          800,000                 793,052
  1.93%; 02/20/02                                          600,000                 598,392
  2.23%; 02/06/02                                          700,000                 698,439
  2.36%; 01/17/02                                          815,000                 814,171
 CXC
  1.72%; 03/13/02                                          800,000                 797,286
  1.82%; 02/19/02                                          700,000                 698,266
  1.82%; 03/04/02                                          700,000                 697,806
  1.82%; 03/06/02                                          750,000                 747,573
  1.90%; 03/05/02                                          700,000                 697,673
  2.00%; 05/14/02                                          600,000                 595,567
  2.21%; 02/12/02                                          700,000                 698,195
  2.25%; 02/07/02                                        1,000,000                 997,688
  2.32%; 01/16/02                                          700,000                 699,323
 Peacock Funding
  1.80%; 03/14/02                                        1,000,000                 996,400
  1.83%; 03/15/02                                          800,000                 797,031
  1.84%; 03/26/02                                          800,000                 796,565
  2.06%; 01/30/02                                          795,000                 793,681
  2.13%; 01/29/02                                          630,000                 628,956
 Quincy Capital
  2.00%; 01/03/02                                          600,000                 599,933
  2.00%; 02/15/02                                          485,000                 483,788
  2.02%; 01/08/02                                          700,000                 699,725
  2.08%; 01/08/02                                          650,000                 649,737
  2.10%; 01/04/02                                          600,000                 599,895
  2.10%; 01/07/02                                          700,000                 699,755
 Receivables Capital
  1.88%; 05/10/02                                          700,000                 695,284
  2.08%; 02/01/02                                          800,000                 798,567
  2.17%; 01/28/02                                          700,000                 698,861
  2.35%; 01/14/02                                          700,000                 699,406
 Windmill Funding
  1.77%; 02/05/02                                          500,000                 499,140
  1.89%; 02/06/02                                          750,000                 748,583
  1.89%; 02/12/02                                          750,000                 748,346
  1.95%; 01/02/02                                          750,000                 749,959
  1.95%; 01/09/02                                          700,000                 699,697
  2.00%; 01/02/02                                          750,000                 749,958
  2.07%; 01/03/02                                          600,000                 599,931
  2.08%; 01/04/02                                          700,000                 699,879
  2.15%; 01/15/02                                          700,000                 699,415
  2.20%; 01/03/02                                          700,000                 699,914
  2.32%; 01/11/02                                          700,000                 699,549
                                                                                28,765,284
COMMERCIAL BANKS (1.95%)
 Banc One Financial
  2.06%; 01/22/02                                          800,000                 799,039
 Bank One
  1.94%; 01/10/02                                          735,000                 734,644
  2.53%; 01/14/02                                          700,000                 700,000
  5.20%; 02/15/02                                          600,000                 600,000
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 John Deere Bank
  2.15%; 01/18/02                                      $   700,000            $    699,289
                                                                                 3,532,972
DIVERSIFIED FINANCIAL SERVICES (9.92%)
 General Electric Capital
  1.77%; 03/07/02                                        1,200,000               1,196,165
  1.86%; 05/28/02                                          650,000                 645,063
  1.98%; 03/28/02                                          500,000                 497,635
  2.03%; 02/05/02                                          625,000                 623,766
  2.04%; 01/11/02                                          615,000                 614,652
  2.05%; 03/01/02                                          750,000                 747,480
  2.08%; 04/22/02                                        1,200,000               1,192,304
  2.08%; 05/06/02                                          740,000                 734,656
  2.10%; 04/29/02                                          655,000                 650,491
  2.17%; 01/23/02                                          700,000                 699,025
  2.25%; 01/23/02                                          750,000                 748,969
  3.40%; 01/15/02                                          515,000                 514,319
 Verizon Network Funding
  1.99%; 06/03/02                                          740,000                 733,741
  2.14%; 02/27/02                                          700,000                 697,628
  2.22%; 01/30/02                                          600,000                 598,927
  2.22%; 01/31/02                                          700,000                 698,705
  2.47%; 01/30/02                                          670,000                 668,667
 Wells Fargo Financial
  0.00%; 02/05/02                                          610,000                 608,885
  1.84%; 03/21/02                                          615,000                 612,517
  1.89%; 03/01/02                                          700,000                 697,832
  2.02%; 02/26/02                                          630,000                 628,020
  2.17%; 03/14/02                                          600,000                 597,396
  2.17%; 03/25/02                                          700,000                 696,498
  2.28%; 01/31/02                                          700,000                 698,670
  3.55%; 01/28/02                                          650,000                 648,269
  3.70%; 01/07/02                                          500,000                 499,692
                                                                                17,949,972
DIVERSIFIED OPERATIONS (4.58%)
 Rio Tinto America
  1.78%; 03/12/02                                          800,000                 797,231
  1.90%; 03/04/02                                        1,000,000                 996,728
  2.03%; 02/14/02                                          700,000                 698,263
  2.05%; 02/21/02                                          750,000                 747,822
 Rio Tinto Finance
  1.87%; 03/06/02                                          700,000                 697,673
  1.92%; 02/26/02                                          600,000                 598,208
  1.98%; 02/25/02                                          700,000                 697,882
  2.25%; 01/18/02                                        1,125,000               1,123,805
  2.25%; 01/24/02                                        1,225,000               1,223,239
  2.56%; 01/04/02                                          700,000                 699,851
                                                                                 8,280,702
FINANCE-AUTO LOANS (2.34%)
 Paccar Financial
  1.72%; 03/12/02                                          800,000                 797,325
  1.88%; 02/13/02                                          740,000                 738,338
  1.88%; 03/07/02                                          800,000                 797,284
  1.92%; 02/28/02                                          700,000                 697,835
  2.20%; 01/24/02                                          500,000                 499,297
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Paccar Financial (continued)
  2.30%; 01/17/02                                      $   700,000            $    699,285
                                                                                 4,229,364
FINANCE-COMMERCIAL (4.43%)
 CIT Group Holdings
  2.05%; 01/30/02                                          600,000                 599,009
  2.07%; 02/04/02                                          700,000                 698,632
  2.27%; 02/11/02                                          640,000                 638,345
  3.37%; 01/11/02                                          620,000                 619,600
 Tyco Capital
  1.72%; 03/11/02                                          750,000                 747,528
  1.78%; 03/19/02                                        1,000,000                 996,193
  1.80%; 01/31/02                                        1,000,000                 998,500
  1.80%; 02/20/02                                          735,000                 733,163
  1.80%; 03/12/02                                          700,000                 697,550
  1.82%; 03/25/02                                          600,000                 597,482
  1.98%; 03/28/02                                          700,000                 696,689
                                                                                 8,022,691
FINANCE-CONSUMER LOANS (8.13%)
 American General Finance
  2.15%; 02/14/02                                          635,000                 633,331
  2.45%; 01/25/02                                          635,000                 633,963
  3.05%; 01/10/02                                          400,000                 399,695
 Household Finance
  1.74%; 02/27/02                                          745,000                 742,948
  1.81%; 05/07/02                                        1,000,000                 993,665
  1.86%; 03/08/02                                          600,000                 597,954
  1.89%; 02/04/02                                          700,000                 698,750
  1.91%; 03/25/02                                          725,000                 721,807
  2.07%; 01/09/02                                        1,175,000               1,174,459
  2.12%; 01/11/02                                          700,000                 699,588
  2.17%; 01/16/02                                          600,000                 599,457
  2.28%; 02/12/02                                          680,000                 678,191
  3.39%; 01/14/02                                          600,000                 599,266
 John Deere BV
  1.82%; 02/20/02                                          775,000                 773,041
  1.83%; 02/21/02                                          700,000                 698,185
  2.19%; 01/25/02                                          600,000                 599,124
  2.32%; 01/25/02                                          650,000                 648,995
 John Deere Credit
  1.93%; 03/13/02                                          620,000                 617,640
  2.32%; 01/24/02                                          650,000                 649,037
  2.49%; 02/21/02                                          760,000                 757,319
  2.50%; 01/23/02                                          800,000                 798,778
                                                                                14,715,193
FINANCE-CREDIT CARD (4.74%)
 American Express Credit
  1.72%; 03/05/02                                          785,000                 782,637
  1.78%; 02/07/02                                          800,000                 798,536
  1.78%; 02/19/02                                        1,000,000                 997,577
  1.78%; 04/16/02                                        1,070,000               1,064,445
  1.81%; 04/05/02                                          700,000                 696,692
  1.82%; 02/15/02                                          770,000                 768,248
  1.82%; 04/09/02                                          780,000                 776,136
  1.84%; 04/30/02                                          650,000                 646,068
  1.87%; 03/11/02                                          800,000                 797,133
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
 American Express Credit (continued)
  2.05%; 01/08/02                                      $   600,000            $    599,761
  2.05%; 02/12/02                                          655,000                 653,433
                                                                                 8,580,666
FINANCE-INVESTMENT BANKER & BROKER (6.68%)
 Bear Stearns
  1.81%; 04/12/02                                          800,000                 795,938
  1.82%; 03/29/02                                          800,000                 796,481
  1.82%; 04/11/02                                          520,000                 517,371
  2.00%; 02/28/02                                          600,000                 598,067
  2.05%; 03/15/02                                          750,000                 746,882
  2.09%; 02/25/02                                          700,000                 697,765
  2.15%; 02/14/02                                          650,000                 648,292
  2.16%; 01/07/02                                          700,000                 699,748
  2.20%; 02/22/02                                          700,000                 697,776
  2.32%; 01/24/02                                          750,000                 748,888
 JP Morgan
  1.80%; 04/03/02                                          800,000                 796,320
  1.82%; 04/02/02                                          750,000                 746,550
  1.86%; 02/11/02                                          700,000                 698,517
  1.96%; 01/15/02                                          700,000                 699,466
  2.30%; 01/15/02                                          700,000                 699,374
 Salomon Smith Barney Holdings
  1.76%; 02/01/02                                          750,000                 748,863
  1.77%; 01/23/02                                          750,000                 749,189
                                                                                12,085,487
FINANCE-LEASING COMPANY (3.35%)
 International Lease Finance
  2.30%; 01/16/02                                          650,000                 649,377
  2.30%; 02/08/02                                          700,000                 698,300
  2.32%; 02/13/02                                          600,000                 598,337
  2.35%; 01/17/02                                          700,000                 699,269
  2.35%; 02/06/02                                          600,000                 598,590
  2.36%; 02/11/02                                        1,000,000                 997,415
  2.37%; 02/01/02                                          520,000                 518,939
  2.47%; 02/04/02                                          650,000                 648,484
  2.48%; 01/28/02                                          650,000                 648,791
                                                                                 6,057,502
FINANCE-OTHER SERVICES (14.94%)
 Caterpillar Financial Services
  1.75%; 04/02/02                                          800,000                 796,461
  1.83%; 04/04/02                                          700,000                 696,691
  1.83%; 05/20/02                                          750,000                 744,701
  2.25%; 02/11/02                                          600,000                 598,462
 Chevron U.K. Investment
  2.30%; 01/18/02                                          600,000                 599,348
  3.00%; 01/11/02                                          575,000                 574,521
 Commoloco
  1.87%; 05/22/02                                          700,000                 694,873
  1.90%; 06/25/02                                          750,000                 743,073
  1.91%; 04/15/02                                          600,000                 596,689
  2.02%; 08/26/02                                          700,000                 690,691
  2.11%; 06/24/02                                          700,000                 692,861
  2.51%; 01/22/02                                        1,000,000                 998,536
  3.37%; 01/29/02                                          600,000                 598,427
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Commoloco (continued)
  3.57%; 02/19/02                                      $   600,000            $    597,084
  3.68%; 02/07/02                                          500,000                 498,109
 Corporate Receivables
  1.78%; 03/13/02                                          700,000                 697,543
  1.98%; 05/23/02                                          700,000                 694,533
  2.06%; 02/28/02                                          750,000                 747,511
  2.10%; 05/23/02                                          700,000                 694,202
  2.12%; 01/10/02                                          570,000                 569,698
  2.12%; 02/06/02                                          700,000                 698,516
 Delaware Funding
  1.75%; 03/19/02                                          700,000                 697,380
  1.75%; 03/20/02                                          700,000                 697,346
  1.98%; 01/09/02                                          745,000                 744,672
  2.16%; 01/28/02                                          650,000                 648,947
 Private Export Funding
  1.75%; 05/21/02                                          700,000                 695,236
  2.20%; 03/27/02                                          700,000                 696,364
 Sheffield Receivables
  1.81%; 03/18/02                                          800,000                 796,943
  1.99%; 01/07/02                                          700,000                 699,768
  2.03%; 01/04/02                                          800,000                 799,865
  2.04%; 01/02/02                                          775,000                 774,956
 Verizon Global Funding
  1.80%; 04/18/02                                          790,000                 785,773
  1.82%; 05/09/02                                          730,000                 725,276
  1.95%; 01/02/02                                          600,000                 599,967
  2.06%; 01/08/02                                          700,000                 699,720
  2.30%; 01/17/02                                          600,000                 599,387
  2.45%; 02/05/02                                          700,000                 698,333
  2.45%; 02/27/02                                          750,000                 747,091
  2.47%; 02/27/02                                          700,000                 697,262
                                                                                27,026,816
FOOD-WHOLESALE/DISTRIBUTION (0.72%)
 Sysco
  1.82%; 03/08/02                                          700,000                 697,664
  2.03%; 02/04/02                                          600,000                 598,850
                                                                                 1,296,514
INSURANCE BROKERS (0.77%)
 Marsh & McLennan
  1.96%; 02/14/02                                          700,000                 698,323
 Marsh USA
  1.76%; 04/10/02                                          700,000                 696,612
                                                                                 1,394,935
LIFE & HEALTH INSURANCE (0.80%)
 American General
  1.75%; 03/06/02                                          700,000                 697,822
  1.75%; 03/18/02                                          750,000                 747,229
                                                                                 1,445,051
MACHINERY-FARM (1.18%)
 Deere
  2.03%; 02/21/02                                          700,000                 697,987
  2.06%; 02/22/02                                          750,000                 747,769
  2.23%; 01/25/02                                          700,000                 698,959
                                                                                 2,144,715
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MULTI-LINE INSURANCE (0.39%)
 Allstate
  2.15%; 01/10/02                                      $   700,000            $    699,624
PIPELINES (1.19%)
 Equitable Resources
  1.80%; 01/29/02                                          800,000                 798,880
  2.07%; 01/10/02                                          700,000                 699,637
  2.07%; 01/15/02                                          650,000                 649,477
                                                                                 2,147,994
REGIONAL BANKS (0.85%)
 Wells Fargo
  1.75%; 03/22/02                                          750,000                 747,083
  1.80%; 02/25/02                                          800,000                 797,800
                                                                                 1,544,883
SPECIAL PURPOSE ENTITY (0.41%)
 Tulip Funding
  2.11%; 03/26/02                                          750,000                 746,307
SUPRANATIONAL BANK (3.75%)
 Corp Andina De Fomento
  1.89%; 03/20/02                                          700,000                 697,134
  1.90%; 04/01/02                                          730,000                 726,532
  1.92%; 03/27/02                                          700,000                 696,827
  2.00%; 04/01/02                                          615,000                 611,894
  2.02%; 02/19/02                                          695,000                 693,089
  2.04%; 02/22/02                                          800,000                 797,643
  2.07%; 05/08/02                                          750,000                 744,523
  2.10%; 02/22/02                                          630,000                 628,089
  2.10%; 04/25/02                                          600,000                 596,010
  2.11%; 03/27/02                                          600,000                 597,011
                                                                                 6,788,752
TELEPHONE COMMUNICATION (3.22%)
 Telstra
  1.83%; 02/20/02                                          750,000                 748,094
  1.85%; 03/28/02                                          795,000                 791,487
  1.85%; 04/04/02                                        1,200,000               1,194,265
  1.93%; 02/07/02                                          700,000                 698,611
  2.07%; 02/08/02                                          600,000                 598,689
  2.09%; 02/08/02                                          600,000                 598,676
  2.12%; 02/08/02                                          550,000                 548,769
  2.50%; 01/29/02                                          650,000                 648,736
                                                                                 5,827,327
TELEPHONE-INTEGRATED (1.88%)
 BellSouth
  1.77%; 01/31/02                                          600,000                 599,115
  2.26%; 01/25/02                                          600,000                 599,096
 SBC Communications
  1.85%; 02/13/02                                          600,000                 598,674
  2.23%; 01/22/02                                        1,000,000                 998,699
  2.34%; 02/08/02                                          600,000                 598,518
                                                                                 3,394,102
TOOLS-HAND HELD (0.86%)
 Stanley Works
  2.17%; 01/16/02                                          750,000                 749,322
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TOOLS-HAND HELD (CONTINUED)
 Stanley Works (continued)
  2.17%; 01/18/02                                      $   800,000            $    799,180
                                                                                 1,548,502
                                           TOTAL COMMERCIAL PAPER              168,225,355

                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
BONDS (6.84%)
COATINGS & PAINT (0.28%)
 Sherwin-Williams
  6.50%; 02/01/02                                          500,000                 500,490
DIVERSIFIED FINANCIAL SERVICES (0.28%)
 Wells Fargo Financial
  6.38%; 09/15/02                                          500,000                 509,079
ELECTRIC-INTEGRATED (0.28%)
 Duke Energy
  7.13%; 09/03/02                                          500,000                 514,251
FINANCE-AUTO LOANS (0.28%)
 General Motors Acceptance
  5.50%; 01/14/02                                          500,000                 499,904
FINANCE-CONSUMER LOANS (0.41%)
 American General Finance
  5.90%; 01/15/03                                          500,000                 513,950
  6.25%; 12/18/02                                          220,000                 226,692
                                                                                   740,642
FINANCE-INVESTMENT BANKER & BROKER (2.51%)
 Goldman Sachs Group
  4.72%; 03/21/02                                          500,000                 500,000
 Lehman Brothers Holdings
  6.38%; 05/07/02                                          400,000                 402,207
  6.50%; 10/01/02                                          250,000                 255,898
 Merrill Lynch
  4.30%; 05/01/02                                          400,000                 400,000
  5.73%; 02/26/02                                          440,000                 440,376
  7.25%; 07/26/02                                          340,000                 345,936
  8.00%; 02/01/02                                          360,000                 360,809
  8.30%; 11/01/02                                          524,000                 546,864
 Morgan Stanley Dean Witter
  6.38%; 08/01/02                                          365,000                 372,239
 Salomon Smith Barney
  6.63%; 07/01/02                                          400,000                 405,312
  7.30%; 05/15/02                                          500,000                 505,136
                                                                                 4,534,777
FINANCE-OTHER SERVICES (0.55%)
 Verizon Global Funding
  1.93%; 01/14/03                                        1,000,000                 999,863
MONEY CENTER BANKS (1.26%)
 Bank of America
  2.35%; 03/05/02                                          650,000                 650,000
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 Bank of America (continued)
  4.03%; 02/05/02                                      $   500,000            $    500,000
  7.35%; 04/03/02                                          500,000                 503,216
  7.50%; 10/15/02                                          300,000                 312,287
  7.75%; 07/15/02                                          315,000                 321,264
                                                                                 2,286,767
REGIONAL BANKS (0.17%)
 Wells Fargo
  6.50%; 09/03/02                                          300,000                 305,550
TELEPHONE-INTEGRATED (0.55%)
 BellSouth
  4.29%; 04/26/02                                          500,000                 499,979
 SBC Communications
  4.25%; 06/05/02                                          500,000                 500,000
                                                                                   999,979
TOBACCO (0.27%)
 Philip Morris
  7.13%; 08/15/02                                          480,000                 488,560
                                                      TOTAL BONDS               12,379,862
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (99.82%)              180,605,217
CASH AND RECEIVABLES, NET OF LIABILITIES (0.18%)                                   317,367
                                       TOTAL NET ASSETS (100.00%)             $180,922,584
                                                                              --------------

 See accompanying notes.

                              REAL ESTATE ACCOUNT

                               DECEMBER 31, 2001


                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.30%)
APARTMENT REITS (20.22%)
                                                                         $
 Apartment Investment & Management                     15,100                690,523
 Archstone-Smith Trust                                 25,523                671,255
 AvalonBay Communities                                  5,100                241,281
 BRE Properties                                         8,500                263,160
 Camden Property Trust                                 16,000                587,200
 Equity Residential Properties Trust                   43,900              1,260,369
 Essex Property Trust                                   4,400                217,404
 United Dominion Realty Trust                          42,300                609,120
                                                                           4,540,312
DIVERSIFIED REITS (8.13%)
 Capital Automotive                                    26,100                519,129
 Glenborough Realty Trust                               8,000                155,200
 Lexington Corporate Properties Trust                   7,000                108,500
 Vornado Realty Trust                                  25,100              1,044,160
                                                                           1,826,989
FACTORY OUTLET REITS (1.84%)
 Chelsea Property Group                                 8,400                412,440
HOTEL REITS (5.00%)
 Extended Stay America /1/                              7,500                123,000
 Hospitality Properties Trust                          13,800                407,100
 Host Marriott                                         29,826                268,434
 Innkeepers USA Trust                                  20,000                196,000
 Starwood Hotels & Resorts Worldwide                    4,300                128,355
                                                                           1,122,889
MALL REITS (8.95%)
 CBL & Associates Properties                           17,500                551,250
 Macerich                                              23,200                617,120
 Simon Property Group                                  28,700                841,771
                                                                           2,010,141
MANUFACTURED HOUSING REITS (2.89%)
 Chateau Communities                                    6,464                193,274
 Manufactured Home Communities                          9,000                280,890
 Sun Communities                                        4,700                175,075
                                                                             649,239
OFFICE & INDUSTRIAL REITS (33.43%)
 Alexandria Real Estate Equities                        7,900                324,690
 AMB Property                                          21,300                553,800
 Arden Realty                                          22,600                598,900
 Boston Properties                                      6,300                239,400
 Brandywine Realty Trust                               10,200                214,914
 CarrAmerica Realty                                    21,400                644,140
 Centerpoint Properties                                 3,502                174,400
 Duke-Weeks Realty                                      6,500                158,145
 Equity Office Properties Trust                        63,430              1,907,994
 Liberty Property Trust                                17,900                534,315
 Mack-Cali Realty                                      19,900                617,298
 Prentiss Properties Trust                              9,500                260,775
 Prologis Trust                                        29,280                629,813
 PS Business Parks                                      4,000                126,000
 SL Green Realty                                       17,000                522,070
                                                                           7,506,654
SELF STORAGE REITS (5.09%)
 Public Storage                                        30,300              1,012,020
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SELF STORAGE REITS (CONTINUED)
                                                                         $
 Shurgard Storage Centers                               4,100                131,200
                                                                           1,143,220
SHOPPING CENTER REITS (12.75%)
 Developers Diversified Realty                         24,400                466,040
 JP Realty                                              7,700                183,183
 Kimco Realty                                          25,200                823,788
 Pan Pacific Retail Properties                         20,600                591,632
 Realty Income                                          8,900                261,660
 Weingarten Realty Investors                           11,200                537,600
                                                                           2,863,903
                                         TOTAL COMMON STOCKS              22,075,787

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.13%)
MONEY CENTER BANKS (2.13%)
 Investment in Joint Trading Account;
  Citicorp
                                                   $                     $
  1.77%; 01/02/02                                     477,874                477,874
                                      TOTAL COMMERCIAL PAPER                 477,874
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.43%)              22,553,661
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.43%)                            (96,343)
                                  TOTAL NET ASSETS (100.00%)             $22,457,318
                                                                         --------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                               DECEMBER 31, 2001

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
ADVERTISING SERVICES (0.23%)
                                                                           $
 R.H. Donnelley                                           2,900                 84,245
AEROSPACE & DEFENSE (0.41%)
 Esterline Technologies                                   4,500                 72,045
 Gencorp                                                  5,500                 77,605
                                                                               149,650
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 AAR                                                      4,800                 43,248
 BE Aerospace /1/                                        14,000                128,380
 Kaman                                                    5,200                 81,120
 United Defense Industries                                3,800                 79,990
                                                                               332,738
AGRICULTURAL OPERATIONS (0.15%)
 Hines Horticulture /1/                                  15,046                 55,670
AIRLINES (1.05%)
 Airtran Holdings /1/                                    11,605                 76,593
 Frontier Airlines /1/                                    4,705                 79,985
 Mesa Air Group /1/                                      10,010                 75,275
 Midwest Express Holdings /1/                             5,500                 80,300
 Skywest                                                  2,800                 71,260
                                                                               383,413
APPAREL MANUFACTURERS (1.22%)
 Columbia Sportswear /1/                                  3,140                104,562
 Phillips-Van Heusen                                      5,300                 57,770
 Quiksilver /1/                                           7,680                132,096
 Tommy Hilfiger /1/                                      11,057                152,034
                                                                               446,462
APPLICATIONS SOFTWARE (0.77%)
 Actuate /1/                                             22,667                119,455
 Barra /1/                                                1,795                 84,527
 HNC Software /1/                                         3,685                 75,911
                                                                               279,893
ATHLETIC FOOTWEAR (0.32%)
 Reebok International                                     4,400                116,600
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.10%)
 American Axle & Manufacturing    Holdings /1/            5,400                115,452
 Modine Manufacturing                                     7,400                172,642
 Tower Automotive /1/                                    12,500                112,875
                                                                               400,969
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.27%)
 Elcor                                                    3,600                100,044
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.75%)
 Insituform Technologies /1/                             10,748                274,934
BUILDING PRODUCTS-AIR & HEATING (0.53%)
 Lennox International                                     9,700                 94,090
 Nortek                                                   3,600                100,440
                                                                               194,530
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.50%)
 Florida Rock Industries                                  2,300                 84,134
 Texas Industries                                         2,700                 99,630
                                                                               183,764
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-LIGHT FIXTURES (0.21%)
                                                                           $
 LSI Industries                                           4,500                 78,300
BUILDING PRODUCTS-WOOD (0.25%)
 Universal Forest Products                                4,440                 92,929
BUILDING-RESIDENTIAL & COMMERCIAL (0.26%)
 Toll Brothers /1/                                        2,200                 96,580
BUSINESS TO BUSINESS/E-COMMERCE (0.34%)
 ePlus /1/                                               13,167                125,745
CABLE TV (0.43%)
 Mediacom Communications /1/                              8,560                156,306
CELLULAR TELECOMMUNICATIONS (0.20%)
 Rural Cellular /1/                                       3,249                 72,290
CHEMICALS-DIVERSIFIED (0.75%)
 Olin                                                     8,290                133,801
 Solutia                                                  9,870                138,377
                                                                               272,178
CIRCUIT BOARDS (1.43%)
 Benchmark Electronics /1/                               12,020                227,899
 DDI /1/                                                  8,765                 86,248
 Merix /1/                                                4,500                 77,625
 Pemstar /1/                                             10,852                130,224
                                                                               521,996
COAL (0.24%)
 Massey Energy                                            4,300                 89,139
COMMERCIAL BANKS (4.01%)
 Area Bancshares                                          5,400                105,138
 Colonial Bancgroup                                      16,600                233,894
 CVB Financial                                            3,200                 74,880
 East-West Bancorp                                        7,555                194,541
 First Midwest Bancorp                                    1,625                 47,434
 Greater Bay Bancorp                                      7,390                211,206
 R & G Financial                                          6,500                111,410
 Southwest Bancorp. of Texas /1/                          3,700                111,999
 UCBH Holdings                                            5,040                143,338
 UMB Financial                                            2,625                105,000
 United Bankshares                                        4,300                124,098
                                                                             1,462,938
COMMERCIAL SERVICES (1.38%)
 Central Parking                                          4,000                 78,560
 F.Y.I. /1/                                               2,950                 98,825
 Forrester Research /1/                                   2,631                 52,989
 Plexus /1/                                               2,370                 62,947
 Quanta Services /1/                                     13,640                210,465
                                                                               503,786
COMPUTER SERVICES (0.37%)
 Ciber /1/                                               14,245                134,615
COMPUTERS-INTEGRATED SYSTEMS (0.50%)
 NetScout Systems /1/                                    14,215                112,441
 NetSolve /1/                                             6,642                 69,741
                                                                               182,182
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (1.90%)
                                                                           $
 Advanced Digital Information /1/                        13,560                217,502
 Maxtor /1/                                              13,850                 87,809
 Read-Rite /1/                                           22,390                147,998
 StorageNetworks /1/                                     16,010                 98,942
 Western Digital /1/                                     22,612                141,777
                                                                               694,028
COMPUTERS-PERIPHERAL EQUIPMENT (0.36%)
 InFocus /1/                                              5,981                131,702
CONSUMER PRODUCTS-MISCELLANEOUS (0.49%)
 Fossil /1/                                               4,054                 85,134
 Scotts /1/                                               2,000                 95,200
                                                                               180,334
CONTAINERS-METAL & GLASS (0.01%)
 Greif Brothers                                             103                  3,394
CONTAINERS-PAPER & PLASTIC (0.46%)
 Packaging Corp. of America /1/                           3,600                 65,340
 Pactiv /1/                                               5,800                102,950
                                                                               168,290
DATA PROCESSING & MANAGEMENT (0.47%)
 eFunds /1/                                              12,420                170,775
DECISION SUPPORT SOFTWARE (1.06%)
 Interactive Intelligence /1/                            14,115                 98,099
 NETIQ /1/                                                6,660                234,831
 Precise Software Solutions /1/                           2,660                 54,956
                                                                               387,886
DIALYSIS CENTERS (0.16%)
 DaVita /1/                                               2,320                 56,724
DISTRIBUTION/WHOLESALE (0.42%)
 Owens & Minor                                            4,790                 88,615
 SCP Pool /1/                                             2,330                 63,959
                                                                               152,574
DIVERSIFIED MANUFACTURING OPERATIONS (0.86%)
 A.O. Smith                                               4,200                 81,900
 Acuity Brands                                            3,300                 39,930
 Harsco                                                   2,000                 68,600
 National Service Industries                              3,300                  6,666
 Pentair                                                  3,200                116,832
                                                                               313,928
DIVERSIFIED OPERATIONS (0.23%)
 Walter Industries                                        7,500                 84,825
E-COMMERCE/PRODUCTS (0.19%)
 barnesandnoble.com /1/                                  45,704                 70,384
E-COMMERCE/SERVICES (0.26%)
 Hotel Reservations Network /1/                           2,050                 94,300
EDUCATIONAL SOFTWARE (0.44%)
 SmartForce /1/                                           6,530                161,618
ELECTRIC PRODUCTS-MISCELLANEOUS (0.16%)
 Ucar International /1/                                   5,439                 58,197
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (0.90%)
                                                                           $
 Idacorp                                                  4,600                186,760
 PNM Resources                                            5,000                139,750
                                                                               326,510
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.70%)
 APW /1/                                                 27,586                 45,793
 DSP Group /1/                                            2,505                 58,266
 Methode Electronics                                      7,800                 62,400
 Technitrol                                               3,255                 89,903
                                                                               256,362
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.81%)
 ATI Technologies                                        10,500                133,350
 International Rectifier /1/                              3,150                109,872
 MIPS Technologies /1/                                    6,245                 53,957
                                                                               297,179
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Flir Systems /1/                                         1,400                 53,088
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.61%)
 Foster Wheeler                                          12,500                 63,750
 Jacobs Engineering Group                                 2,400                158,400
                                                                               222,150
ENGINES-INTERNAL COMBUSTION (0.33%)
 Briggs & Stratton                                        1,000                 42,700
 Cummins Engine                                           2,000                 77,080
                                                                               119,780
ENTERTAINMENT SOFTWARE (0.56%)
 3DO /1/                                                 40,420                 84,074
 Midway Games /1/                                         8,020                120,380
                                                                               204,454
FIDUCIARY BANKS (0.35%)
 Investors Financial Services                             1,910                126,461
FILTRATION & SEPARATION PRODUCTS (0.18%)
 Pall                                                     2,760                 66,406
FINANCE-CREDIT CARD (0.44%)
 Metris                                                   6,220                159,916
FINANCE-INVESTMENT BANKER & BROKER (0.85%)
 Instinet Group /1/                                       8,700                 87,435
 Jefferies Group                                          1,660                 70,235
 LaBranche /1/                                            4,410                151,968
                                                                               309,638
FINANCE-MORTGAGE LOAN/BANKER (0.31%)
 Doral Financial                                          3,660                114,229
FINANCIAL GUARANTEE INSURANCE (0.47%)
 Radian Group                                             3,974                170,683
FOOD-DAIRY PRODUCTS (0.67%)
 Dean Foods                                               3,580                244,156
FOOD-MEAT PRODUCTS (0.24%)
 Smithfield Foods /1/                                     4,000                 88,160
FOOD-WHOLESALE/DISTRIBUTION (0.92%)
 Fleming                                                 15,290                282,865
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (CONTINUED)
                                                                           $
 Spartan Stores /1/                                       4,300                 51,428
                                                                               334,293
FOOTWEAR & RELATED APPAREL (1.14%)
 Maxwell Shoe /1/                                         3,155                 44,486
 Skechers U.S.A. /1/                                      9,540                139,475
 Timberland                                               4,030                149,432
 Vans /1/                                                 6,600                 84,084
                                                                               417,477
GARDEN PRODUCTS (0.23%)
 Toro                                                     1,900                 85,500
GAS-DISTRIBUTION (1.11%)
 Peoples Energy                                           7,800                295,854
 Piedmont Natural Gas                                     3,000                107,400
                                                                               403,254
GOLF (0.30%)
 Callaway Golf                                            5,640                108,006
HEALTH CARE COST CONTAINMENT (0.62%)
 Caremark Rx /1/                                          7,915                129,094
 Orthodontic Centers of America /1/                       3,200                 97,600
                                                                               226,694
HEALTHCARE-PRODUCTS (0.07%)
 Oakley /1/                                               1,625                 26,423
HOME FURNISHINGS (0.12%)
 Furniture Brands International /1/                       1,400                 44,828
HUMAN RESOURCES (0.21%)
 Korn/Ferry International /1/                             7,307                 77,820
IDENTIFICATION SYSTEM/DEVELOPMENT (0.16%)
 Paxar /1/                                                4,122                 58,532
INSTRUMENTS-CONTROLS (0.44%)
 Mettler Toledo International /1/                         1,330                 68,961
 Woodward Governor                                        1,600                 93,200
                                                                               162,161
INTERNET APPLICATION SOFTWARE (0.52%)
 Netegrity /1/                                            2,690                 52,078
 Netzee                                                   4,316                  7,255
 Vignette /1/                                            24,350                130,760
                                                                               190,093
INTERNET FINANCIAL SERVICES (1.13%)
 eSPEED /1/                                              19,210                159,059
 IndyMac Bancorp                                         10,820                252,971
                                                                               412,030
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 Internet Pictures /1/                                    4,997                 10,544
INTERNET SECURITY (0.30%)
 SonicWall /1/                                            5,674                110,303
INTERNET TELEPHONY (0.14%)
 Clarent /1/                                             24,857                 49,714
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.93%)
 Affiliated Managers Group /1/                            1,710                120,521
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                           $
 BlackRock /1/                                            2,237                 93,283
 Waddell & Reed Financial                                 3,875                124,775
                                                                               338,579
LASERS-SYSTEMS & COMPONENTS (0.51%)
 Coherent /1/                                             2,400                 74,208
 Cymer /1/                                                4,200                112,266
                                                                               186,474
LIFE & HEALTH INSURANCE (0.43%)
 Stancorp Financial Group                                 3,300                155,925
LOTTERY SERVICES (0.30%)
 Gtech Holdings /1/                                       2,400                108,696
MACHINERY-CONSTRUCTION & MINING (0.41%)
 JLG Industries                                          13,970                148,781
MACHINERY-DIVERSIFIED (0.17%)
 Brooks Automation /1/                                    1,550                 63,039
MACHINERY-GENERAL INDUSTRY (0.23%)
 Manitowoc                                                2,700                 83,970
MACHINERY-MATERIAL HANDLING (0.17%)
 Nacco Industries                                         1,060                 60,197
MACHINERY-PUMPS (0.19%)
 Flowserve                                                2,600                 69,186
MEDICAL INSTRUMENTS (1.23%)
 Intuitive Surgical /1/                                  35,061                351,662
 Novoste /1/                                             11,212                 97,993
                                                                               449,655
MEDICAL PRODUCTS (0.38%)
 Cooper                                                   1,900                 94,962
 PolyMedica /1/                                           2,590                 42,994
                                                                               137,956
MEDICAL-BIOMEDICAL/GENE (3.48%)
 Aviron /1/                                               4,585                228,012
 Inhale Therapeutic Systems /1/                          17,630                327,036
 InterMune /1/                                            5,150                253,689
 Regeneron Pharmaceutical /1/                             8,580                241,613
 Texas Biotech /1/                                       33,627                218,576
                                                                             1,268,926
MEDICAL-DRUGS (1.04%)
 OSI Pharmaceuticals /1/                                  4,200                192,108
 SuperGen /1/                                            13,075                187,234
                                                                               379,342
MEDICAL-GENERIC DRUGS (0.18%)
 Barr Laboratories /1/                                      830                 65,869
MEDICAL-HMO (0.81%)
 Health Net /1/                                          10,108                220,152
 Mid Atlantic Medical Services /1/                        3,300                 74,910
                                                                               295,062
MEDICAL-HOSPITALS (1.73%)
 Community Health Systems /1/                             4,720                120,360
 LifePoint Hospitals /1/                                  4,400                149,776
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                           $
 Medcath                                                  5,600                 93,968
 Province Healthcare /1/                                  5,330                164,484
 Universal Health Services                                2,430                103,955
                                                                               632,543
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.53%)
 Lincare Holdings /1/                                     6,750                193,387
METAL PROCESSORS & FABRICATION (0.58%)
 Precision Castparts                                      4,200                118,650
 Quanex                                                   3,300                 93,390
                                                                               212,040
METAL-DIVERSIFIED (0.69%)
 Freeport-McMoran Copper & Gold                          18,750                251,062
MISCELLANEOUS INVESTING (4.09%)
 Annaly Mortgage Management                               5,550                 88,800
 Archstone-Smith Trust                                    4,542                119,455
 Brandywine Realty Trust                                  2,600                 54,782
 Capital Automotive                                       3,400                 67,626
 CarrAmerica Realty                                       2,400                 72,240
 CBL & Associates Properties                              2,800                 88,200
 Chelsea Property Group                                   2,300                112,930
 First Industrial Realty Trust                            5,600                174,160
 Gables Residential Trust                                 3,000                 88,800
 Highwoods Properties                                     3,400                 88,230
 Kilroy Realty                                            7,800                204,906
 Prentiss Properties Trust                                2,600                 71,370
 Reckson Associates Realty                                1,800                 42,048
 Redwood Trust                                            2,500                 60,575
 SL Green Realty                                          2,900                 89,059
 United Dominion Realty Trust                             4,700                 67,680
                                                                             1,490,861
MOTION PICTURES & SERVICES (0.37%)
 Zomax /1/                                               16,765                133,952
MULTI-LINE INSURANCE (0.16%)
 American National Insurance                                700                 58,870
NETWORKING PRODUCTS (1.37%)
 Anixter International /1/                                2,000                 58,020
 Black Box /1/                                            1,060                 56,053
 Extreme Networks /1/                                     2,150                 27,735
 Paradyne Networks /1/                                   27,581                107,566
 Tellium /1/                                             34,090                212,380
 Turnstone Systems /1/                                    9,166                 36,389
                                                                               498,143
OIL & GAS DRILLING (0.49%)
 Pride International /1/                                 11,930                180,143
OIL COMPANY-EXPLORATION & PRODUCTION (2.30%)
 Denbury Resources /1/                                   12,500                 91,375
 Evergreen Resources /1/                                  1,970                 76,062
 Forest Oil                                               2,450                 69,114
 Newfield Exploration /1/                                 3,250                115,407
 Noble Affiliates                                         1,750                 61,758
 Penn Virginia                                            2,700                 92,070
 Stone Energy /1/                                         1,600                 63,200
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                           $
 Swift Energy /1/                                         6,590                133,118
 Tom Brown /1/                                            2,630                 71,036
 Vintage Petroleum                                        4,600                 66,470
                                                                               839,610
OIL FIELD MACHINERY & EQUIPMENT (0.35%)
 Grant Prideco /1/                                        6,670                 76,705
 National-Oilwell /1/                                     2,530                 52,143
                                                                               128,848
OIL REFINING & MARKETING (0.24%)
 Tesoro Petroleum                                         6,800                 89,148
OIL-FIELD SERVICES (0.83%)
 CAL Dive International /1/                               2,140                 52,815
 Key Energy Services /1/                                 17,910                164,772
 Seacor Smit /1/                                          1,800                 83,520
                                                                               301,107
PAPER & RELATED PRODUCTS (0.23%)
 P.H. Glatfelter                                          5,300                 82,574
PHARMACY SERVICES (1.69%)
 AdvancePCS /1/                                           7,600                223,060
 Omnicare                                                 7,140                177,643
 Syncor International /1/                                 7,475                214,084
                                                                               614,787
PHYSICAL THERAPY & REHABILITATION CENTERS (0.21%)
 RehabCare Group /1/                                      2,600                 76,960
PHYSICIAN PRACTICE MANAGEMENT (0.20%)
 Pediatrix Medical Group /1/                              2,200                 74,624
PIPELINES (0.22%)
 Equitable Resources                                      2,400                 81,768
POWER CONVERTER & SUPPLY EQUIPMENT (1.23%)
 Artesyn Technologies /1/                                18,915                176,099
 C&D Technologies                                         5,790                132,301
 Capstone Turbine /1/                                    26,020                140,768
                                                                               449,168
PRECIOUS METALS (0.20%)
 Stillwater Mining /1/                                    3,900                 72,150
PRINTING-COMMERCIAL (0.35%)
 Banta                                                    4,300                126,936
PRIVATE CORRECTIONS (0.19%)
 Wackenhut Corrections /1/                                5,000                 69,300
PROPERTY & CASUALTY INSURANCE (0.55%)
 Fidelity National Financial                              3,190                 79,112
 Harleysville Group                                       3,000                 71,670
 W.R. Berkley                                               900                 48,330
                                                                               199,112
PUBLISHING-BOOKS (0.21%)
 Scholastic /1/                                           1,500                 75,495
RADIO (0.93%)
 Emmis Communications /1/                                 3,770                 89,123
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (CONTINUED)
                                                                           $
 Spanish Broadcasting System /1/                         25,140                248,634
                                                                               337,757
RECREATIONAL CENTERS (0.48%)
 Bally Total Fitness Holding /1/                          8,170                176,145
RENTAL AUTO & EQUIPMENT (0.50%)
 Rent-A-Center /1/                                        5,385                180,774
RESORTS & THEME PARKS (0.46%)
 Six Flags                                               10,820                166,412
RESPIRATORY PRODUCTS (0.46%)
 Respironics /1/                                          4,850                168,004
RETAIL-APPAREL & SHOE (2.41%)
 American Eagle Outfitters /1/                            2,980                 77,987
 Brown Shoe                                               5,400                 87,696
 Christopher & Banks /1/                                  1,975                 67,644
 HOT Topic /1/                                            5,040                158,205
 Men's Wearhouse /1/                                      4,211                 86,957
 Pacific Sunwear of California /1/                        5,223                106,654
 Too /1/                                                  2,414                 66,385
 Wet Seal /1/                                             9,660                227,493
                                                                               879,021
RETAIL-AUTO PARTS (0.20%)
 PEP Boys-Manny Moe & Jack                                4,300                 73,745
RETAIL-AUTOMOBILE (0.24%)
 Sonic Automotive /1/                                     3,800                 89,072
RETAIL-CONVENIENCE STORE (0.22%)
 Casey's General Stores                                   5,360                 79,864
RETAIL-JEWELRY (0.22%)
 Zale /1/                                                 1,930                 80,828
RETAIL-MAIL ORDER (0.27%)
 Brookstone /1/                                           8,453                 99,154
RETAIL-RESTAURANTS (2.88%)
 CEC Entertainment /1/                                    5,144                223,198
 Jack in the Box /1/                                      7,440                204,897
 O'Charley's                                              8,160                151,042
 Papa John's International /1/                            8,639                237,400
 Rare Hospitality International /1/                      10,360                233,514
                                                                             1,050,051
RETAIL-SPORTING GOODS (0.51%)
 Galyans Trading /1/                                     13,067                186,074
RETAIL-VIDEO RENTAL (0.42%)
 Hollywood Entertainment /1/                             10,700                152,903
RETIREMENT & AGED CARE (0.28%)
 Sunrise Assisted Living /1/                              3,550                103,341
SAVINGS & LOANS/THRIFTS (1.00%)
 Astoria Financial                                        2,400                 63,504
 BankAtlantic Bancorp                                     8,000                 73,440
 Downey Financial                                         2,100                 86,625
 Flagstar Bancorp.                                        2,950                 59,383
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (CONTINUED)
                                                                           $
 Independence Community Bank                              2,053                 46,726
 MAF Bancorp                                              1,163                 34,309
                                                                               363,987
SCHOOLS (0.68%)
 Corinthian Colleges /1/                                  3,850                157,426
 Sylvan Learning Systems /1/                              4,100                 90,487
                                                                               247,913
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.99%)
 Cirrus Logic /1/                                        15,750                208,215
 Globespan Virata                                         8,772                113,597
 Triquint Semiconductor /1/                               3,110                 38,129
                                                                               359,941
SEMICONDUCTOR EQUIPMENT (3.07%)
 ASE Test /1/                                            12,380                172,453
 Entegris /1/                                            11,161                122,325
 Kulicke & Soffa Industries                               8,800                150,920
 Metron Technology /1/                                   46,114                322,798
 Mykrolis /1/                                             5,300                 84,800
 Photronics /1/                                           3,000                 94,050
 PRI Automation /1/                                       5,274                107,853
 Varian Semiconductor Equipment Associates /1/            1,900                 65,721
                                                                             1,120,920
STEEL PIPE & TUBE (0.61%)
 Maverick Tube /1/                                       17,290                223,905
STEEL-PRODUCERS (0.20%)
 Carpenter Technology                                     2,700                 71,874
STEEL-SPECIALTY (0.24%)
 Allegheny Technologies                                   5,200                 87,100
TELECOM EQUIPMENT FIBER OPTICS (0.23%)
 Exfo Electro Optical Engineering /1/                     4,570                 54,292
 Finisar /1/                                              3,050                 31,018
                                                                                85,310
TELECOMMUNICATION EQUIPMENT (0.53%)
 Andrew /1/                                               2,500                 54,725
 AudioCodes /1/                                          14,635                 82,688
 Digital Lightwave /1/                                    6,000                 56,280
                                                                               193,693
TELECOMMUNICATION SERVICES (0.82%)
 Inet Technologies /1/                                   23,170                244,907
 ITC Deltacom /1/                                        64,102                 55,769
                                                                               300,676
TELECOMMUNICATIONS (0.23%)
 Newport                                                  4,270                 82,326
TELEPHONE-INTEGRATED (1.07%)
 RCN /1/                                                 48,780                142,925
 WorldCom /1/                                            17,513                246,583
                                                                               389,508
THERAPEUTICS (3.11%)
 Amylin Pharmaceuticals /1/                              38,240                349,513
 COR Therapeutics /1/                                    11,110                265,862
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                           $
 Medarex /1/                                              7,350                132,006
 Praecis Pharmaceuticals /1/                             32,490                189,092
 Tularik /1/                                              8,230                197,685
                                                                             1,134,158
TRANSPORT-RAIL (0.43%)
 Genesee & Wyoming                                        2,488                 81,233
 Kansas City Southern Industries                          5,300                 74,889
                                                                               156,122
TRANSPORT-TRUCK (0.37%)
 Heartland Express /1/                                    2,100                 58,317
 Yellow                                                   3,100                 77,810
                                                                               136,127
VITAMINS & NUTRITION PRODUCTS (0.16%)
 NBTY /1/                                                 4,900                 57,330
WIRELESS EQUIPMENT (2.55%)
 American Tower                                          21,410                202,753
 DMC Stratex Networks /1/                                23,900                185,942
 SBA Communications /1/                                  23,970                312,089
 Spectrasite Holdings /1/                                63,800                229,042
                                                                               929,826
                                           TOTAL COMMON STOCKS              35,505,805

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.39%)
MONEY CENTER BANKS (2.39%)
 Investment in Joint Trading Account; Citicorp
                                                     $                     $
  1.77%; 01/02/02                                       872,360                872,360
                                        TOTAL COMMERCIAL PAPER                 872,360
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.69%)              36,378,165
CASH AND RECEIVABLES, NET OF LIABILITIES (0.31%)                               114,922
                                    TOTAL NET ASSETS (100.00%)             $36,493,087
                                                                           -------------

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                               DECEMBER 31, 2001

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (94.17%)
AEROSPACE & DEFENSE (0.53%)
                                                                   $
 Titan /1/                                       11,920                297,404
APPAREL MANUFACTURERS (0.70%)
 Coach /1/                                       10,100                393,698
APPLICATIONS SOFTWARE (3.39%)
 J.D. Edwards /1/                                44,980                739,921
 Keane                                           22,670                408,740
 Quest Software /1/                              33,870                748,866
                                                                     1,897,527
ATHLETIC EQUIPMENT (1.07%)
 Direct Focus /1/                                19,210                599,352
AUDIO & VIDEO PRODUCTS (0.35%)
 Polycom /1/                                      5,649                194,326
CELLULAR TELECOMMUNICATIONS (2.16%)
 AirGate PCS /1/                                 18,000                819,900
 Alamosa Holdings /1/                            32,530                388,083
                                                                     1,207,983
COMMERCIAL SERVICES (4.58%)
 Corporate Executive Board /1/                   53,780              1,973,726
 Plexus /1/                                      22,180                589,101
                                                                     2,562,827
COMMUNICATIONS SOFTWARE (0.70%)
 Seachange International /1/                     11,460                391,015
COMPUTER DATA SECURITY (0.25%)
 Netscreen Technologies                           6,270                138,755
COMPUTER SERVICES (0.54%)
 Ciber /1/                                       31,960                302,022
COMPUTERS-INTEGRATED SYSTEMS (1.98%)
 McData /1/                                      45,140              1,105,930
COMPUTERS-OTHER (1.04%)
 Concurrent Computer /1/                         39,170                581,674
COMPUTERS-VOICE RECOGNITION (0.79%)
 InterVoice-Brite /1/                            34,660                443,648
CONSULTING SERVICES (1.02%)
 FTI Consulting /1/                              17,320                568,096
DECISION SUPPORT SOFTWARE (1.50%)
 NETIQ /1/                                       23,800                839,188
DENTAL SUPPLIES & EQUIPMENT (0.29%)
 Align Technology /1/                            36,430                163,935
EDUCATIONAL SOFTWARE (0.81%)
 SmartForce /1/                                  18,380                454,905
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.33%)
 Alpha Industries                                32,240                702,832
 AstroPower /1/                                  12,070                487,990
 Cree /1/                                        32,580                959,807
 Intersil Holding /1/                            22,150                714,337
 Lattice Semiconductor /1/                       15,590                320,686
 Sage /1/                                        11,340                420,374
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                   $
 Zoran /1/                                       15,120                493,517
                                                                     4,099,543
ENTERPRISE SOFTWARE/SERVICE (1.64%)
 Advent Software /1/                             11,420                570,429
 Concord Communications /1/                       6,330                130,715
 Legato Systems /1/                              16,820                218,155
                                                                       919,299
ENTERTAINMENT SOFTWARE (1.20%)
 Midway Games /1/                                31,680                475,517
 THQ                                              4,030                195,334
                                                                       670,851
FIDUCIARY BANKS (2.37%)
 Investors Financial Services                    20,020              1,325,524
FINANCE-AUTO LOANS (1.21%)
 AmeriCredit /1/                                 21,440                676,432
FOOD-RETAIL (1.16%)
 Whole Foods Market /1/                          14,890                648,608
FOOD-WHOLESALE/DISTRIBUTION (1.45%)
 United Natural Foods /1/                        32,430                810,750
HUMAN RESOURCES (1.93%)
 Administaff /1/                                 15,290                419,099
 Exult /1/                                       41,220                661,581
                                                                     1,080,680
INSTRUMENTS-CONTROLS (1.35%)
 Photon Dynamics /1/                             16,550                755,507
INSTRUMENTS-SCIENTIFIC (0.74%)
 FEI /1/                                         13,140                414,041
INTERNET INFRASTRUCTURE SOFTWARE (1.46%)
 Retek /1/                                       21,630                646,088
 Support.com /1/                                 27,470                172,237
                                                                       818,325
INTERNET SECURITY (1.21%)
 Internet Security Systems /1/                    9,580                307,135
 SonicWall /1/                                   18,960                368,582
                                                                       675,717
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.61%)
 Affiliated Managers Group /1/                   12,800                902,144
LASERS-SYSTEMS & COMPONENTS (1.02%)
 Cymer /1/                                       21,350                570,685
MACHINERY-DIVERSIFIED (0.79%)
 Brooks Automation /1/                           10,800                439,236
MEDICAL INFORMATION SYSTEM (2.39%)
 Cerner /1/                                      19,740                985,618
 Eclipsys /1/                                    21,110                353,593
                                                                     1,339,211
MEDICAL INSTRUMENTS (1.46%)
 Thoratec /1/                                    18,920                321,640
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                   $
 Ventana Medical Systems /1/                     21,990                497,414
                                                                       819,054
MEDICAL-BIOMEDICAL/GENE (7.18%)
 Arena Pharmaceuticals /1/                       63,220                760,537
 Diversa /1/                                     20,230                286,254
 Icos /1/                                        13,770                790,949
 Idec Pharmaceuticals /1/                         5,190                357,747
 InterMune /1/                                   10,650                524,619
 Invitrogen /1/                                  11,570                716,530
 Paradigm Genetics /1/                           33,280                189,696
 Regeneron Pharmaceutical /1/                    13,920                391,987
                                                                     4,018,319
MEDICAL-DRUGS (5.51%)
 Celgene /1/                                     38,560              1,230,835
 Cephalon /1/                                     7,020                530,607
 First Horizon Pharmaceutical /1/                31,795                934,455
 SICOR /1/                                       24,590                385,571
                                                                     3,081,468
MEDICAL-HOSPITALS (0.58%)
 Province Healthcare /1/                         10,590                326,807
MOTION PICTURES & SERVICES (0.12%)
 Macrovision /1/                                  1,910                 67,270
NETWORKING PRODUCTS (1.15%)
 Network Appliance /1/                           29,390                642,759
OIL & GAS (0.50%)
 Spinnaker Exploration /1/                        6,850                281,946
OIL & GAS DRILLING (1.93%)
 Helmerich & Payne                               10,480                349,822
 Rowan                                           37,680                729,862
                                                                     1,079,684
OIL COMPANY-EXPLORATION & PRODUCTION (0.74%)
 Evergreen Resources /1/                         10,680                412,355
OIL FIELD MACHINERY & EQUIPMENT (1.04%)
 Grant Prideco /1/                               50,820                584,430
OPTICAL RECOGNITION EQUIPMENT (0.86%)
 Optimal Robotics /1/                            13,530                479,638
PHARMACEUTICALS (0.34%)
 Cima Labs /1/                                    5,190                187,619
PHARMACY SERVICES (1.38%)
 Accredo Health /1/                              19,445                771,966
PHYSICIAN PRACTICE MANAGEMENT (0.92%)
 Pediatrix Medical Group /1/                     15,180                514,906
POWER CONVERTER & SUPPLY EQUIPMENT (1.22%)
 Advanced Energy Industries /1/                  25,640                683,050
RESEARCH & DEVELOPMENT (0.65%)
 Pharmaceutical Product Development /1/          11,260                363,811
RETAIL-APPAREL & SHOE (1.76%)
 AnnTaylor Stores /1/                            12,230                428,050
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                   $
 HOT Topic /1/                                   17,810                559,056
                                                                       987,106
RETAIL-MAIL ORDER (1.10%)
 Williams-Sonoma /1/                             14,410                618,189
RETAIL-RESTAURANTS (1.66%)
 P.F. Chang's China Bistro /1/                   15,700                742,610
 Panera Bread /1/                                 3,590                186,824
                                                                       929,434
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.03%)
 Genesis Microchip /1/                            1,710                113,065
 Globespan Virata                                46,636                603,934
 O2Micro International /1/                       17,490                420,634
                                                                     1,137,633
SEMICONDUCTOR EQUIPMENT (0.22%)
 PRI Automation /1/                               6,010                122,905
SEMICONDUCTORS (0.47%)
 Microtune /1/                                   11,180                262,283
SOFTWARE TOOLS (0.32%)
 Borland Software /1/                            11,520                180,403
TELECOM EQUIPMENT FIBER OPTICS (1.20%)
 Harmonic /1/                                    55,930                672,279
TELECOMMUNICATION EQUIPMENT (2.12%)
 UTStarcom /1/                                   41,620              1,186,170
TELECOMMUNICATION SERVICES (1.35%)
 Intrado /1/                                     28,290                758,172
TELECOMMUNICATIONS (0.56%)
 Ubiquitel /1/                                   41,700                310,665
TELEPHONE-INTEGRATED (0.44%)
 Allegiance Telecom /1/                          30,030                248,949
THERAPEUTICS (2.59%)
 Cell Therapeutics /1/                           18,210                439,589
 Medarex /1/                                     33,740                605,971
 Tularik /1/                                     16,800                403,536
                                                                     1,449,096
WIRELESS EQUIPMENT (2.21%)
 RF Micro Devices /1/                            34,000                653,820
 SBA Communications /1/                          44,750                582,645
                                                                     1,236,465
                                   TOTAL COMMON STOCKS              52,703,669

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.01%)
MISCELLANEOUS INVESTING(0.01%)
                                                                   $
 Cidera /2/                                      32,947                  4,283
                                TOTAL PREFERRED STOCKS                   4,283
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (94.18%)              52,707,952
CASH AND RECEIVABLES, NET OF LIABILITIES (5.82%)                     3,257,801
                            TOTAL NET ASSETS (100.00%)             $55,965,753
                                                                   -------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $4,283 or .01% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                               DECEMBER 31, 2001

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (95.96%)
ADVERTISING SERVICES (0.04%)
                                                                     $
 Getty Images /1/                                     600                 13,788
AEROSPACE & DEFENSE (0.40%)
 Esterline Technologies                             2,100                 33,621
 Gencorp                                            6,400                 90,304
                                                                         123,925
AEROSPACE & DEFENSE EQUIPMENT (0.25%)
 Moog                                                 900                 19,620
 Triumph Group /1/                                  1,800                 58,500
                                                                          78,120
AIRLINES (0.14%)
 Airtran Holdings /1/                               6,300                 41,580
 America West Holdings /1/                            800                  2,800
                                                                          44,380
APPAREL MANUFACTURERS (0.44%)
 Tommy Hilfiger /1/                                 9,900                136,125
APPLICATIONS SOFTWARE (0.13%)
 HNC Software /1/                                   1,000                 20,600
 MRO Software /1/                                     500                 11,690
 Vastera                                              500                  8,305
                                                                          40,595
ATHLETIC EQUIPMENT (0.09%)
 Direct Focus /1/                                     900                 28,080
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.52%)
 Oshkosh Truck                                      3,300                160,875
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.24%)
 American Axle & Manufacturing    Holdings
  /1/                                               2,600                 55,588
 ArvinMeritor                                      11,100                218,004
 Borg Warner                                        2,700                141,075
 Dura Automotive Systems /1/                          800                  8,800
 Modine Manufacturing                                 800                 18,664
 Superior Industries International                  5,700                229,425
 Tower Automotive /1/                               2,400                 21,672
                                                                         693,228
BEVERAGES-WINE & SPIRITS (0.05%)
 Robert Mondavi /1/                                   400                 15,200
BROADCASTING SERVICES & PROGRAMMING (0.13%)
 Gray Communication System                          2,800                 38,864
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 Armstrong Holdings                                14,400                 49,104
 USG                                                  900                  5,148
                                                                          54,252
BUILDING PRODUCTS-AIR & HEATING (0.38%)
 Lennox International                               4,800                 46,560
 Nortek                                             2,500                 69,750
                                                                         116,310
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.28%)
 Florida Rock Industries                            1,800                 65,844
 Texas Industries                                     600                 22,140
                                                                          87,984
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-LIGHT FIXTURES (0.28%)
                                                                     $
 Genlyte Group /1/                                  2,900                 86,304
BUILDING PRODUCTS-WOOD (0.35%)
 Universal Forest Products                          5,200                108,836
BUILDING-MAINTENANCE & SERVICE (0.20%)
 Encompass Services                                20,800                 60,320
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.32%)
 Winnebago Industries                               2,700                 99,738
BUILDING-RESIDENTIAL & COMMERCIAL (2.46%)
 KB Home                                            8,800                352,880
 MDC Holdings                                       3,520                133,021
 NVR                                                  500                102,000
 Ryland Group                                         500                 36,600
 Schuler Homes                                      1,400                 27,790
 Standard-Pacific                                   3,100                 75,392
 Toll Brothers /1/                                    700                 30,730
                                                                         758,413
BUSINESS TO BUSINESS/E-COMMERCE (0.19%)
 QRS /1/                                            4,100                 57,810
CABLE TV (0.40%)
 Insight Communications /1/                         2,700                 65,232
 Lodgenet Entertainment /1/                         3,500                 59,815
                                                                         125,047
CASINO HOTELS (0.75%)
 Aztar /1/                                          7,400                135,420
 Boyd Gaming /1/                                   14,800                 96,200
                                                                         231,620
CASINO SERVICES (0.07%)
 Alliance Gaming /1/                                  700                 20,573
CELLULAR TELECOMMUNICATIONS (0.31%)
 Alamosa Holdings /1/                               4,300                 51,299
 Centennial Communications                            600                  6,144
 Dobson Communications                              4,600                 39,284
                                                                          96,727
CERAMIC PRODUCTS (0.05%)
 Dal-Tile International /1/                           600                 13,950
CHEMICALS-DIVERSIFIED (0.32%)
 Olin                                               4,600                 74,244
 Solutia                                            1,800                 25,236
                                                                          99,480
CHEMICALS-FIBERS (0.09%)
 Wellman                                            1,744                 27,014
CHEMICALS-PLASTICS (0.33%)
 PolyOne                                           10,300                100,940
CHEMICALS-SPECIALTY (1.85%)
 Crompton                                           8,600                 77,400
 Cytec Industries /1/                               3,900                105,300
 H.B. Fuller                                        1,300                 37,401
 International Specialty Products                   6,800                 60,860
 Millennium Chemicals                              19,900                250,740
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                     $
 Terra Industries                                  11,100                 38,850
                                                                         570,551
CIRCUIT BOARDS (0.11%)
 Benchmark Electronics /1/                            400                  7,584
 Merix /1/                                            700                 12,075
 Park Electrochemical                                 500                 13,200
                                                                          32,859
COATINGS & PAINT (0.16%)
 RPM                                                3,400                 49,164
COMMERCIAL BANKS (7.27%)
 1st Source                                         1,000                 20,700
 Alabama National Bancorp.                            600                 20,226
 Allegiant Bancorp                                  3,300                 45,375
 Arrow Financial                                    1,000                 29,190
 Banner                                             5,900                 99,769
 BOK Financial /1/                                  2,400                 75,624
 BSB Bancorp.                                         600                 14,226
 City Holding                                       1,500                 18,060
 Columbia Banking Systems                           1,100                 14,355
 Community Bank System                              4,400                115,280
 Corus Bankshares                                     200                  9,080
 Cullen/Frost Bankers                               7,400                228,512
 Financial Institutions                               300                  7,020
 First Citizens BancShares                            500                 48,875
 GBC Bancorp                                        3,400                100,300
 Glacier Bancorp                                      300                  6,246
 Gold Banc                                          8,200                 58,302
 Great Southern Bancorp                             3,000                 91,500
 IBERIABANK                                         1,300                 36,036
 Independent Bank                                   2,100                 45,129
 Irwin Financial                                    6,700                113,900
 Local Financial /1/                                3,500                 48,965
 Mid-State Bancshares                               4,800                 78,144
 NBT Bancorp                                          100                  1,449
 Pacific Century Financial                          6,800                176,052
 Peoples Holding                                      700                 25,900
 Provident Bankshares                               3,600                 87,480
 Provident Financial Group                          7,200                189,216
 Republic Bancorp.                                 10,610                146,948
 Silicon Valley Bancshares                          7,400                197,802
 Summit Bancshares                                    500                  9,040
 W Holding                                            300                  4,860
 West Coast Bancorp                                 5,800                 80,736
                                                                       2,244,297
COMMERCIAL SERVICE-FINANCE (0.10%)
 Century Business Services                         13,600                 31,280
COMMERCIAL SERVICES (0.12%)
 Arbitron                                           1,100                 37,565
COMMUNICATIONS SOFTWARE (0.13%)
 Avid Technology /1/                                3,400                 41,310
COMPUTER SERVICES (0.34%)
 CACI International /1/                             2,000                 78,970
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                     $
 SYKES Enterprises /1/                              2,700                 25,218
                                                                         104,188
COMPUTERS-INTEGRATED SYSTEMS (0.35%)
 Avant! /1/                                         3,400                 69,666
 MTS Systems                                        3,700                 37,407
                                                                         107,073
COMPUTERS-MEMORY DEVICES (0.40%)
 Hutchison Technology /1/                           2,800                 65,016
 Western Digital /1/                                9,500                 59,565
                                                                         124,581
COMPUTERS-PERIPHERAL EQUIPMENT (0.48%)
 Electronics for Imaging /1/                        5,900                131,629
 InFocus /1/                                          700                 15,414
                                                                         147,043
CONSULTING SERVICES (0.46%)
 DiamondCluster International /1/                   2,900                 37,990
 Gartner /1/                                        5,300                 61,957
 Watson Wyatt                                       1,900                 41,420
                                                                         141,367
CONSUMER PRODUCTS-MISCELLANEOUS (1.00%)
 American Greetings                                 4,200                 57,876
 Blyth                                                900                 20,925
 Pennzoil-Quaker State                             10,300                148,835
 Russ Berrie                                        2,700                 81,000
                                                                         308,636
CONTAINERS-METAL & GLASS (0.35%)
 Greif Brothers                                       500                 16,475
 Silgan Holdings                                    3,500                 91,560
                                                                         108,035
CONTAINERS-PAPER & PLASTIC (0.16%)
 Intertape Polymer Group                            5,200                 43,160
 Ivex Packaging /1/                                   400                  7,600
                                                                          50,760
DATA PROCESSING & MANAGEMENT (0.15%)
 American Management Systems /1/                    1,800                 32,544
 Filenet /1/                                          100                  2,029
 infoUSA                                            1,800                 12,492
                                                                          47,065
DECISION SUPPORT SOFTWARE (0.10%)
 NetIQ /1/                                            900                 31,734
DIAGNOSTIC KITS (0.44%)
 Diagnostic Products                                3,100                136,245
DIRECT MARKETING (0.07%)
 Advo                                                 500                 21,500
DISTRIBUTION/WHOLESALE (1.15%)
 Handleman                                          6,800                100,980
 Hughes Supply                                      3,900                120,393
 United Stationers                                  4,000                134,600
                                                                         355,973
DIVERSIFIED MANUFACTURING OPERATIONS (2.52%)
 A.O. Smith                                         4,600                 89,700
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                     $
 Acuity Brands                                      5,100                 61,710
 Ameron International                               1,800                124,560
 Barnes Group                                       3,700                 88,763
 Federal Signal                                     1,000                 22,270
 GenTek                                             9,100                 15,561
 Griffon /1/                                        1,210                 18,150
 Harsco                                             3,500                120,050
 National Service Industries                        5,000                 10,100
 Pittston Brink's Group                               300                  6,630
 Roper Industries                                   2,900                143,550
 SPS Technologies /1/                                 600                 20,952
 Trinity Industries                                 2,100                 57,057
                                                                         779,053
DIVERSIFIED MINERALS (0.05%)
 Amcol International                                2,000                 14,400
E-COMMERCE/PRODUCTS (0.00%)
 Stamps.com /1/                                       300                  1,074
E-SERVICES/CONSULTING (0.10%)
 Websense                                           1,000                 32,070
ELECTRIC-INTEGRATED (3.94%)
 Avista                                             2,900                 38,454
 CH Energy Group                                    1,000                 43,470
 Cleco                                             10,500                230,685
 EL Paso Electric                                  10,400                150,800
 Northwestern                                       3,300                 69,465
 PNM Resources                                     10,200                285,090
 RGS Energy Group                                   5,100                191,760
 Sierra Pacific Resources                           2,800                 42,140
 UIL Holdings                                         400                 20,520
 Unisource Energy                                   7,900                143,701
                                                                       1,216,085
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 Stoneridge /1/                                       700                  6,370
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.55%)
 ESS Technology /1/                                 2,100                 44,646
 HI/FN /1/                                          1,900                 27,493
 Pioneer Standard Electronics                       4,600                 58,420
 Zoran /1/                                          1,200                 39,168
                                                                         169,727
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Analogic                                             300                 11,553
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.32%)
 EMCOR Group /1/                                      400                 18,160
 URS                                                2,900                 79,489
                                                                          97,649
ENTERPRISE SOFTWARE/SERVICE (0.53%)
 Hyperion Solutions /1/                             4,800                 95,328
 JDA Software Group /1/                             3,100                 69,285
                                                                         164,613
ENTERTAINMENT SOFTWARE (0.06%)
 Acclaim Entertainment                              3,600                 19,080
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL MONITORING & DETECTION (0.08%)
                                                                     $
 Mine Safety Appliances                               600                 24,090
FINANCE-AUTO LOANS (0.20%)
 Westcorp                                           3,300                 61,611
FINANCE-INVESTMENT BANKER & BROKER (0.17%)
 SoundView Technology Group /1/                    22,800                 53,124
FINANCE-LEASING COMPANY (0.34%)
 MicroFinancial                                    10,300                105,575
FINANCE-MORTGAGE LOAN/BANKER (0.31%)
 American Home Mortgage Holdings                    7,900                 95,590
FINANCIAL GUARANTEE INSURANCE (0.23%)
 Triad Guaranty /1/                                 2,000                 72,540
FIREARMS & AMMUNITION (0.29%)
 Sturm Ruger                                        7,500                 89,850
FOOD-CANNED (0.03%)
 Del Monte Foods /1/                                1,100                  9,361
FOOD-DAIRY PRODUCTS (0.94%)
 Dean Foods                                         4,244                289,441
FOOD-MISCELLANEOUS/DIVERSIFIED (1.05%)
 American Italian Pasta /1/                           600                 25,218
 Corn Products International                          400                 14,100
 Dole Food                                          8,800                236,104
 J & J Snack Foods /1/                                900                 22,005
 Ralcorp Holdings /1/                                 300                  6,810
 Riviana Foods                                        200                  3,550
 Sensient Technologies                                800                 16,648
                                                                         324,435
FOOD-RETAIL (0.39%)
 Great Atlantic & Pacific Tea                       5,100                121,278
FOOD-WHOLESALE/DISTRIBUTION (0.29%)
 Fleming                                            3,900                 72,150
 Spartan Stores /1/                                 1,400                 16,744
                                                                          88,894
FOOTWEAR & RELATED APPAREL (0.40%)
 Skechers U.S.A. /1/                                8,400                122,808
GARDEN PRODUCTS (0.55%)
 Toro                                               3,800                171,000
GAS-DISTRIBUTION (2.72%)
 AGL Resources                                      3,600                 82,872
 Atmos Energy                                       1,500                 31,875
 Cascade Natural Gas                                2,100                 46,305
 New Jersey Resources                                 600                 28,080
 Northwest Natural                                  4,100                104,550
 Oneok                                              8,100                144,504
 Peoples Energy                                       400                 15,172
 Piedmont Natural Gas                                 700                 25,060
 Southwestern Energy                               13,100                136,240
 UGI                                                3,000                 90,600
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                     $
 WGL Holdings                                       4,600                133,722
                                                                         838,980
HOME FURNISHINGS (1.15%)
 Furniture Brands International /1/                 9,600                307,392
 Kimball International                              3,100                 46,965
 La-Z-Boy                                             100                  2,182
                                                                         356,539
HOSPITAL BEDS & EQUIPMENT (0.23%)
 Invacare                                           2,100                 70,791
HOTELS & MOTELS (0.23%)
 Four Seasons Hotels                                  600                 28,056
 Prime Hospitality                                  3,900                 43,095
                                                                          71,151
HOUSEWARES (0.08%)
 Libbey                                               800                 26,120
IDENTIFICATION SYSTEM/DEVELOPMENT (0.10%)
 Checkpoint Systems /1/                             2,000                 26,800
 Paxar /1/                                            200                  2,840
                                                                          29,640
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Gerber Scientific                                  2,000                 18,600
INSTRUMENTS-CONTROLS (0.19%)
 Watts Industries                                     100                  1,500
 Woodward Governor                                  1,000                 58,250
                                                                          59,750
INSTRUMENTS-SCIENTIFIC (0.04%)
 Fisher Scientific International                      400                 11,680
INTERNET APPLICATION SOFTWARE (0.05%)
 Netegrity /1/                                        800                 15,488
INTERNET BROKERS (0.10%)
 Ameritrade Holding                                 5,000                 29,600
INTERNET FINANCIAL SERVICES (0.60%)
 IndyMac Bancorp                                    5,800                135,604
 Net.B@nk /1/                                       4,700                 49,256
                                                                         184,860
INTERNET INFRASTRUCTURE SOFTWARE (0.34%)
 Asiainfo Holdings                                  2,700                 47,034
 Quovadx                                            6,200                 56,730
                                                                         103,764
INTERNET TELEPHONY (0.21%)
 ITXC                                               9,000                 64,710
INVESTMENT COMPANIES (1.27%)
 Allied Capital                                     2,800                 72,800
 American Capital Strategies                       11,300                320,355
                                                                         393,155
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.50%)
 WP Stewart                                         5,900                154,580
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (0.43%)
                                                                     $
 Coherent /1/                                       4,300                132,956
LEISURE & RECREATION PRODUCTS (0.08%)
 WMS Industries                                     1,200                 24,000
LIFE & HEALTH INSURANCE (0.69%)
 AmerUs Group                                         800                 28,672
 Delphi Financial Group                             3,500                116,550
 FBL Financial Group                                  400                  6,672
 Kansas City Life Insurance                           200                  7,420
 Nationwide Financial Services                        200                  8,292
 UICI /1/                                           3,400                 45,900
                                                                         213,506
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Milacron                                           3,000                 47,430
MACHINERY-CONSTRUCTION & MINING (0.34%)
 JLG Industries                                     2,500                 26,625
 Terex                                              4,400                 77,176
                                                                         103,801
MACHINERY-FARM (0.56%)
 CNH Global                                        28,600                174,174
MACHINERY-GENERAL INDUSTRY (1.78%)
 Albany International                               6,900                149,730
 Applied Industrial Technologies                    5,800                108,170
 Manitowoc                                            300                  9,330
 McDermott International                           16,700                204,909
 Sauer-Danfoss                                      3,500                 28,000
 Tecumseh Products                                  1,000                 50,630
                                                                         550,769
MACHINERY-MATERIAL HANDLING (0.52%)
 Nacco Industries                                   2,800                159,012
MACHINERY-PRINT TRADE (0.74%)
 Imation /1/                                        5,900                127,322
 Zebra Technologies /1/                             1,800                 99,918
                                                                         227,240
MACHINERY-PUMPS (0.74%)
 Flowserve                                          8,100                215,541
 Thomas Industries                                    500                 12,500
                                                                         228,041
MEDICAL INFORMATION SYSTEM (0.21%)
 NDCHealth                                          1,900                 65,645
MEDICAL INSTRUMENTS (0.21%)
 Conmed /1/                                         2,900                 57,884
 Datascope                                            200                  6,784
                                                                          64,668
MEDICAL LABORATORY & TESTING SERVICE (0.41%)
 Covance /1/                                        5,600                127,120
MEDICAL PRODUCTS (0.40%)
 Cooper                                               700                 34,986
 Cyberonics /1/                                     3,300                 87,549
                                                                         122,535
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL STERILIZATION PRODUCT (0.31%)
                                                                     $
 Steris /1/                                         5,300                 96,831
MEDICAL-BIOMEDICAL/GENE (0.31%)
 Cell Genesys                                       2,500                 58,100
 Diversa /1/                                        2,000                 28,300
 Incyte Genomics /1/                                  400                  7,824
                                                                          94,224
MEDICAL-DRUGS (0.02%)
 Ligand Pharmaceuticals /1/                           300                  5,370
MEDICAL-GENERIC DRUGS (0.16%)
 Alpharma                                           1,900                 50,255
MEDICAL-HMO (0.67%)
 Coventry Health Care /1/                           3,600                 71,820
 Mid Atlantic Medical Services /1/                    300                  6,810
 Pacificare Health Systems /1/                        800                 12,800
 Rightchoice Managed Care /1/                         700                 48,993
 Sierra Health Services /1/                         8,300                 67,230
                                                                         207,653
MEDICAL-NURSING HOMES (0.19%)
 Beverly Enterprises /1/                            4,000                 34,400
 Manor Care /1/                                     1,000                 23,710
                                                                          58,110
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.25%)
 Apria Healthcare Group /1/                         3,100                 77,469
METAL PROCESSORS & FABRICATION (0.74%)
 Mueller Industries /1/                             3,200                106,400
 Quanex                                             2,600                 73,580
 Timken                                               800                 12,944
 Wolverine Tube /1/                                 3,200                 36,320
                                                                         229,244
METAL-COPPER (0.04%)
 Southern Peru Copper                               1,000                 11,950
MISCELLANEOUS INVESTING (11.56%)
 Annaly Mortgage Management                        10,500                168,000
 Anthracite Capital                                29,100                319,809
 Arden Realty                                       4,300                113,950
 Centerpoint Properties                             2,400                119,520
 Chelsea Property Group                             3,200                157,120
 Cousins Properties                                 3,600                 87,696
 Equity Inns                                        7,800                 51,636
 Federal Realty Investment Trust                      200                  4,600
 Gables Residential Trust                           6,500                192,400
 Glimcher Realty Trust                              8,200                154,406
 Healthcare Realty Trust                            6,900                193,200
 Highwoods Properties                               7,600                197,220
 Home Properties of New York                        3,200                101,120
 HRPT Properties Trust                              8,000                 69,280
 La Quinta Properties                               6,700                 38,458
 Mission West Properties                           17,800                226,416
 Post Properties                                    5,300                188,203
 Prentiss Properties Trust                          3,900                107,055
 RFS Hotel Investors                                6,800                 77,384
 SL Green Realty                                    6,200                190,402
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                     $
 Sovran Self Storage                                3,000                 93,450
 Summit Properties                                  6,200                155,124
 United Dominion Realty Trust                      25,800                371,520
 Ventas                                            16,800                193,200
                                                                       3,571,169
MISCELLANEOUS MANUFACTURERS (0.11%)
 WABTEC                                             2,700                 33,210
MULTI-LINE INSURANCE (0.31%)
 Alfa                                               3,600                 80,784
 United Fire & Casualty                               500                 14,315
                                                                          95,099
MULTILEVEL DIRECT SELLING (0.05%)
 NU Skin Enterprises                                1,700                 14,875
MULTIMEDIA (0.31%)
 Media General                                      1,900                 94,677
MUSIC (0.15%)
 Steinway Musical Instruments /1/                   2,800                 46,508
NETWORKING PRODUCTS (0.60%)
 Adaptec /1/                                        1,800                 26,100
 Anixter International /1/                          2,100                 60,921
 SafeNet /1/                                          900                 17,046
 Stratos Lightwave /1/                             13,400                 82,410
                                                                         186,477
NON-FERROUS METALS (0.06%)
 USEC                                               2,700                 19,332
NON-HOTEL GAMBLING (0.06%)
 Isle of Capri Casinos /1/                          1,300                 17,394
OFFICE AUTOMATION & EQUIPMENT (0.41%)
 Ikon Office Solutions                             10,700                125,083
OFFICE FURNISHINGS-ORIGINAL (0.03%)
 Compx International                                  700                  9,079
OFFICE SUPPLIES & FORMS (0.39%)
 John H. Harland                                    4,400                 97,240
 Standard Register                                    300                  5,559
 Wallace Computer Services                          1,000                 18,990
                                                                         121,789
OIL COMPANY-EXPLORATION & PRODUCTION (0.83%)
 Callon Petroleum /1/                                 500                  3,425
 Houston Exploration /1/                            1,900                 63,802
 Mitchell Energy & Development                        500                 26,650
 Penn Virginia                                      4,800                163,680
                                                                         257,557
OIL FIELD MACHINERY & EQUIPMENT (0.18%)
 Lufkin Industries                                  2,100                 56,280
OIL-FIELD SERVICES (0.08%)
 Core Laboratories /1/                              1,800                 25,236
OPTICAL SUPPLIES (0.19%)
 Ocular Sciences /1/                                  900                 20,970
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                     $
 Sola International /1/                             1,900                 36,860
                                                                          57,830
PAPER & RELATED PRODUCTS (1.15%)
 Buckeye Technologies /1/                             900                 10,350
 Domtar                                            15,700                158,256
 Louisiana-Pacific                                 11,900                100,436
 P.H. Glatfelter                                    2,700                 42,066
 Pope & Talbot                                      3,100                 44,175
                                                                         355,283
PHYSICIAN PRACTICE MANAGEMENT (0.22%)
 Ameripath /1/                                        600                 19,206
 US Oncology /1/                                    6,400                 48,256
                                                                          67,462
PIPELINES (0.08%)
 Western Gas Resources                                800                 25,856
POULTRY (0.39%)
 Pilgrims Pride                                     8,800                119,240
POWER CONVERTER & SUPPLY EQUIPMENT (0.14%)
 Capstone Turbine /1/                               8,000                 43,280
PRINTING-COMMERCIAL (0.10%)
 Banta                                              1,000                 29,520
PROPERTY & CASUALTY INSURANCE (1.85%)
 CNA Surety                                           700                 10,850
 Commerce Group                                     1,600                 60,304
 First American                                     5,900                110,566
 Harleysville Group                                   700                 16,723
 LandAmerica Financial Group                        2,700                 77,490
 RLI                                                  800                 36,000
 SCPIE Holdings                                       500                 14,625
 Stewart Information Services                         900                 17,775
 W.R. Berkley                                       4,200                225,540
                                                                         569,873
PUBLISHING-NEWSPAPERS (0.14%)
 Journal Register /1/                                 600                 12,624
 Lee Enterprises                                      800                 29,096
                                                                          41,720
RADIO (0.39%)
 Cumulus Media                                        800                 12,944
 Salem Communications /1/                           2,100                 48,300
 Spanish Broadcasting System /1/                    6,000                 59,340
                                                                         120,584
REAL ESTATE MANAGEMENT/SERVICES (0.40%)
 Jones Lang LaSalle /1/                             3,100                 55,955
 LNR Property                                         600                 18,708
 Security Capital Group /1/                         1,900                 48,203
                                                                         122,866
RECREATIONAL CENTERS (0.11%)
 Bally Total Fitness Holding /1/                    1,634                 35,229
RECREATIONAL VEHICLES (0.74%)
 Arctic Cat                                           900                 15,300
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (CONTINUED)
                                                                     $
 Polaris Industries                                 3,700                213,675
                                                                         228,975
REINSURANCE (0.43%)
 RenaissanceRe Holdings                             1,400                133,560
RENTAL AUTO & EQUIPMENT (0.24%)
 Aaron Rents                                        1,000                 16,300
 Dollar Thrifty Automotive Group /1/                1,400                 21,700
 Rent-A-Center /1/                                  1,100                 36,927
                                                                          74,927
RESEARCH & DEVELOPMENT (0.03%)
 Parexel International /1/                            700                 10,045
RESPIRATORY PRODUCTS (0.09%)
 Edwards Lifesciences /1/                           1,000                 27,630
RETAIL-APPAREL & SHOE (1.34%)
 Burlington Coat Factory Warehouse                  3,200                 53,760
 Cato                                                 700                 13,230
 Charlotte Russe Holding /1/                          800                 14,888
 Charming Shoppes                                  13,600                 72,216
 Dress Barn /1/                                     1,800                 45,018
 Genesco /1/                                        7,500                155,700
 HOT Topic /1/                                      1,000                 31,390
 Wet Seal /1/                                       1,200                 28,260
                                                                         414,462
RETAIL-ARTS & CRAFTS (0.04%)
 Michaels Stores /1/                                  400                 13,180
RETAIL-AUTO PARTS (0.39%)
 PEP Boys-Manny Moe & Jack                          7,100                121,765
RETAIL-AUTOMOBILE (0.03%)
 Sonic Automotive /1/                                 400                  9,376
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Intertan /1/                                         200                  2,512
RETAIL-CONVENIENCE STORE (0.18%)
 Casey's General Stores                             3,700                 55,130
RETAIL-DISCOUNT (0.11%)
 ShopKo Stores                                      3,500                 33,250
RETAIL-HOME FURNISHINGS (0.61%)
 Haverty Furniture                                  2,100                 34,755
 Pier 1 Imports                                     8,800                152,592
                                                                         187,347
RETAIL-HYPERMARKETS (0.06%)
 Smart & Final                                      1,900                 19,836
RETAIL-REGIONAL DEPARTMENT STORE (0.13%)
 Dillards                                           2,500                 40,000
RETAIL-RESTAURANTS (2.13%)
 Bob Evans Farms                                      100                  2,457
 Landry's Seafood Restaurant                        8,800                164,120
 Lone Star Steakhouse & Saloon                     13,800                204,654
 Papa John's International /1/                      3,300                 90,684
 Ruby Tuesday                                       4,600                 94,898
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                     $
 Ryan's Family Steak Houses /1/                     4,600                 99,590
                                                                         656,403
RETAIL-VIDEO RENTAL (0.33%)
 Hollywood Entertainment /1/                        5,500                 78,595
 Movie Gallery /1/                                  1,000                 24,360
                                                                         102,955
RETIREMENT & AGED CARE (0.03%)
 Sunrise Assisted Living /1/                          300                  8,733
SAVINGS & LOANS/THRIFTS (3.55%)
 BankAtlantic Bancorp                               3,800                 34,884
 Downey Financial                                   3,300                136,125
 First Essex Bancorp.                                 400                 11,272
 First Niagara Financial Group                        500                  8,415
 Firstfed Financial                                 1,100                 28,193
 Flagstar Bancorp.                                  3,100                 62,403
 Hudson River Bancorp.                              2,900                 63,510
 Ocwen Financial /1/                               30,700                260,336
 St Francis Capital                                 1,500                 34,695
 Staten Island Bancorp                             12,600                205,506
 Superior Financial                                   600                  9,396
 Troy Financial                                     1,000                 24,800
 Webster Financial                                  6,000                189,180
 WSFS Financial                                     1,600                 27,760
                                                                       1,096,475
SCHOOLS (0.04%)
 New Horizons Worldwide                             1,200                 13,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.34%)
 Anadigics /1/                                      3,400                 51,850
 Exar /1/                                           1,600                 33,360
 Simplex Solutions                                  1,200                 20,400
                                                                         105,610
SEMICONDUCTOR EQUIPMENT (0.49%)
 Dupont Photomasks /1/                                500                 21,725
 FSI International                                  4,400                 40,568
 Photronics /1/                                     2,800                 87,780
                                                                         150,073
SOFTWARE TOOLS (0.04%)
 Borland Software /1/                                 800                 12,528
STEEL PIPE & TUBE (0.31%)
 Valmont Industries                                 6,700                 96,882
STEEL-PRODUCERS (0.77%)
 Carpenter Technology                               5,900                157,058
 Reliance Steel & Aluminum                          3,100                 81,375
                                                                         238,433
STEEL-SPECIALTY (0.44%)
 Allegheny Technologies                             8,200                137,350
TELECOM EQUIPMENT FIBER OPTICS (0.01%)
 MRV Communications /1/                               600                  2,544
TELECOMMUNICATION EQUIPMENT (0.64%)
 Andrew /1/                                         6,400                140,096
 Commscope /1/                                      1,900                 40,413
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                     $
 North Pittsburgh Systems                             800                 14,800
 Symmetricom /1/                                      500                  3,805
                                                                         199,114
TELECOMMUNICATION SERVICES (0.06%)
 Commonwealth Telephone Enterprises                   400                 18,200
TELECOMMUNICATIONS (0.19%)
 Ubiquitel /1/                                      7,900                 58,855
TELEPHONE-INTEGRATED (0.12%)
 CT Communications                                    500                  8,255
 General Communication /1/                          3,400                 29,002
                                                                          37,257
TELEVISION (0.08%)
 Pegasus Communications /1/                           800                  8,328
 Sinclair Broadcast Group /1/                       1,600                 15,136
                                                                          23,464
TEXTILE-HOME FURNISHINGS (0.09%)
 Mohawk Industries /1/                                500                 27,440
THERAPEUTICS (0.01%)
 NPS Pharmaceuticals /1/                              100                  3,830
TOBACCO (0.79%)
 Universal                                          6,700                243,947
TRANSPORT-EQUIPMENT & LEASING (0.15%)
 Interpool                                          1,000                 19,250
 Willis Lease Finance /1/                           5,900                 27,377
                                                                          46,627
TRANSPORT-MARINE (0.62%)
 Alexander & Baldwin                                3,800                101,460
 Overseas Shipholding Group                         4,000                 90,000
                                                                         191,460
TRANSPORT-TRUCK (1.50%)
 JB Hunt Transport Services                         5,300                122,960
 Landstar System /1/                                  400                 29,004
 Roadway Express                                    2,100                 77,070
 USFreightways                                        700                 21,980
 Werner Enterprises                                 1,700                 41,310
 Yellow                                             6,800                170,680
                                                                         463,004
TRUCKING & LEASING (0.29%)
 Ryder System                                       4,000                 88,600
VITAMINS & NUTRITION PRODUCTS (0.05%)
 Herbalife International                            1,000                 14,220
WATER (0.03%)
 SJW                                                  100                  8,529
WEB HOSTING & DESIGN (0.13%)
 Register.com                                       3,600                 41,400
WIRE & CABLE PRODUCTS (0.13%)
 General Cable                                      3,100                 40,610
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.08%)
                                                                     $
 Allen Telecom                                      2,900                 24,650
                                     TOTAL COMMON STOCKS              29,639,902
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (95.96%)              29,639,902
CASH AND RECEIVABLES, NET OF LIABILITIES (4.04%)                       1,248,130
                              TOTAL NET ASSETS (100.00%)             $30,888,032
                                                                     -------------

 /1 /Non-income producing security.
See accompanying notes.

                               UTILITIES ACCOUNT

                               DECEMBER 31, 2001


                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (85.43%)
CELLULAR TELECOMMUNICATIONS (0.50%)
                                                                       $
 AT&T Wireless Services /1/                          11,807                169,667
COAL (0.28%)
 Peabody Energy                                       3,290                 92,745
ELECTRIC-GENERATION (2.76%)
 AES                                                 20,500                335,175
 Orion Power Holdings /1/                            22,950                598,995
                                                                           934,170
ELECTRIC-INTEGRATED (42.95%)
 Allegheny Energy                                    24,300                880,146
 Alliant Energy                                      12,400                376,464
 American Electric Power                             12,200                531,066
 Black Hills                                         11,000                372,240
 Constellation Energy Group                          28,500                756,675
 Dominion Resources                                  25,801              1,550,640
 DTE Energy                                           3,007                126,114
 Duke Energy                                         46,600              1,829,516
 Energy East                                          9,000                170,910
 Entergy                                             27,500              1,075,525
 Exelon                                              23,000              1,101,240
 FirstEnergy                                         22,688                793,626
 FPL Group                                           12,300                693,720
 Montana Power                                       32,300                185,725
 Niagara Mohawk Holdings                             48,500                859,905
 NiSource                                            47,603              1,097,725
 NiSource /1/                                         6,594                 15,298
 Pinnacle West Capital                               14,600                611,010
 Public Service Enterprise Group                     13,800                582,222
 Reliant Energy                                      34,300                909,636
                                                                        14,519,403
ENERGY-ALTERNATE SOURCES (0.68%)
 Aquila /1/                                          13,400                229,140
GAS-DISTRIBUTION (3.07%)
 New Jersey Resources                                13,000                608,400
 Peoples Energy                                      11,300                428,609
                                                                         1,037,009
INDEPENDENT POWER PRODUCER (7.69%)
 Mirant /1/                                          35,000                560,700
 NRG Energy /1/                                      48,300                748,650
 Reliant Resources                                   17,000                280,670
 Utilicorp United                                    40,153              1,010,651
                                                                         2,600,671
PIPELINES (10.11%)
 Dynegy                                              11,835                301,793
 El Paso                                             27,800              1,240,158
 Questar                                             31,500                789,075
 Williams                                            42,600              1,087,152
                                                                         3,418,178
TELEPHONE-INTEGRATED (17.39%)
 Alltel                                              12,600                777,798
 BellSouth                                           25,800                984,270
 Broadwing                                           25,000                237,500
 CenturyTel                                          18,600                610,080
 Level 3 Communications /1/                          14,100                 70,500
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                       $
 Qwest Communications International                  31,700                447,921
 SBC Communications                                  33,400              1,308,278
 Verizon Communications                              30,344              1,440,126
                                                                         5,876,473
                                       TOTAL COMMON STOCKS              28,877,456

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (6.59%)
CABLE TV (1.56%)
 Comcast                                             10,100                527,826
ELECTRIC-INTEGRATED (2.65%)
 PPL Capital Funding Trust I                         45,500                894,075
FINANCE-OTHER SERVICES (2.38%)
 TCI Pacific Communications                           5,300                804,937
                                    TOTAL PREFERRED STOCKS               2,226,838

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (1.42%)
BROADCASTING SERVICES & PROGRAMMING (1.42%)
 Liberty Media
                                                 $                     $
  4.00%; 11/15/29                                   650,000                481,813
                                               TOTAL BONDS                 481,813

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.28%)
FINANCE-CONSUMER LOANS (6.28%)
 Investment in Joint Trading Account;
  Student Loan Marketing Association
  1.47%; 01/02/02                                 2,121,741              2,121,654
                                    TOTAL COMMERCIAL PAPER               2,121,654
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (99.72%)              33,707,761
CASH AND RECEIVABLES, NET OF LIABILITIES (0.28%)                            94,735
                                TOTAL NET ASSETS (100.00%)             $33,802,496
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000       1999       1998       1997
                            ----        ----       ----       ----       ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..    $12.02      $13.23     $12.30     $11.94     $11.48
Income from Investment
 Operations:
 Net Investment Income      0.24        0.35       0.35       0.31       0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.71)      (0.17)      2.00       0.76       1.72
                           -----       -----       ----       ----       ----
 Total From Investment
            Operations     (0.47)       0.18       2.35       1.07       2.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)      (0.34)     (0.35)     (0.31)     (0.30)
 Distributions from
  Capital Gains.......     (0.03)      (1.05)     (1.07)     (0.40)     (1.26)
                           -----       -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.27)      (1.39)     (1.42)     (0.71)     (1.56)
                           -----       -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.28      $12.02     $13.23     $12.30     $11.94
                          ======      ======     ======     ======     ======
Total Return..........     (3.92)%      1.61%     19.49%      9.18%     18.19%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $101,904     $94,905    $89,711    $84,089    $76,804
 Ratio of Expenses to
  Average Net Assets..      0.85%       0.84%      0.85%      0.89%      0.89%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.23%       2.67%      2.50%      2.51%      2.55%
 Portfolio Turnover
  Rate................     182.4%       67.8%      86.7%     162.7%     131.6%

                            2001        2000       1999       1998       1997
                            ----        ----       ----       ----       ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $15.43      $15.41     $16.25     $15.51     $14.44
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.40        0.45       0.56       0.49       0.46
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (1.42)      (0.43)     (0.19)      1.33       2.11
                           -----       -----      -----       ----       ----
 Total From Investment
            Operations     (1.02)       0.02       0.37       1.82       2.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.47)         --      (0.57)     (0.49)     (0.45)
 Distributions from
  Capital Gains.......     (0.21)         --      (0.64)     (0.59)     (1.05)
   ----                    -----                  -----      -----      -----
   Total Dividends and
         Distributions     (0.68)         --      (1.21)     (1.08)     (1.50)
   ----                    -----                  -----      -----      -----
Net Asset Value, End
 of Period............    $13.73      $15.43     $15.41     $16.25     $15.51
                          ======      ======     ======     ======     ======
Total Return..........     (6.96)%      0.13%      2.40%     11.91%     17.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $144,214    $167,595   $209,747   $198,603   $133,827
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.60%      0.58%      0.59%      0.61%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      2.73%       2.74%      3.36%      3.37%      3.26%
 Portfolio Turnover
  Rate................     114.3%       62.6%      21.7%      24.2%      69.7%



/(a) /Effective January 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000       1999/(B)/
                            ----        ----       ----
BLUE CHIP ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..     $9.22      $10.38      $10.15
Income from Investment
 Operations:
 Net Investment Income      0.05        0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.63)      (1.16)       0.24
                           -----       -----        ----
 Total From Investment
            Operations     (1.58)      (1.11)       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)      (0.05)      (0.09)
                           -----       -----       -----
   Total Dividends and
         Distributions     (0.05)      (0.05)      (0.09)
                           -----       -----       -----
Net Asset Value, End
 of Period............     $7.59       $9.22      $10.38
                           =====       =====      ======
Total Return..........    (17.13)%    (10.69)%      1.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,732      $5,552      $6,453
 Ratio of Expenses to
  Average Net Assets..      0.78%       0.78%       0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.64%       0.46%       1.33%/(d)/
 Portfolio Turnover
  Rate................      71.4%       88.7%       16.2%/(d)/

                            2001        2000        1999          1998      1997
                            ----        ----        ----          ----      ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $11.78      $10.89      $12.02        $11.78    $11.33
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.56        0.85        0.81          0.66      0.76
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...      0.35        0.04       (1.12)         0.25      0.44
                            ----        ----       -----          ----      ----
 Total From Investment
            Operations      0.91        0.89       (0.31)         0.91      1.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.85)         --       (0.82)        (0.66)    (0.75)
 Distributions from
  Capital Gains.......        --          --          --         (0.01)       --
  -----                                                          -----
   Total Dividends and
         Distributions     (0.85)         --       (0.82)        (0.67)    (0.75)
                           -----          --       -----         -----     -----
Net Asset Value, End
 of Period............    $11.84      $11.78      $10.89        $12.02    $11.78
                          ======      ======      ======        ======    ======
Total Return..........      8.12%       8.17%      (2.59)%        7.69%    10.60%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $166,658    $116,216    $125,067      $121,973   $81,921
 Ratio of Expenses to
  Average Net Assets..      0.50%       0.51%       0.50%         0.51%     0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      5.73%       7.47%       6.78%         6.41%     6.85%
 Portfolio Turnover
  Rate................     146.1%       81.5%       40.1%         26.7%      7.3%



/(a) /Effective January 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. Blue Chip Account recognized $.01 net investment income per share and incurred an unrealized gain of $.14 per share from April 15, 1999 through April 30, 1999.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $30.72      $30.74      $37.19      $34.61     $29.84
Income from Investment
 Operations:
 Net Investment Income      0.34        0.50        0.78        0.71       0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.80)       0.13       (2.41)       3.94       7.52
                           -----        ----       -----        ----       ----
 Total From Investment
            Operations     (2.46)       0.63       (1.63)       4.65       8.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)      (0.50)      (0.80)      (0.71)     (0.67)
 Distributions from
  Capital Gains.......     (0.14)      (0.15)      (4.02)      (1.36)     (2.76)
                           -----       -----       -----       -----      -----
   Total Dividends and
         Distributions     (0.48)      (0.65)      (4.82)      (2.07)     (3.43)
                           -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $27.78      $30.72      $30.74      $37.19     $34.61
                          ======      ======      ======      ======     ======
Total Return..........     (8.05)%      2.16%      (4.29)%     13.58%     28.53%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $254,484    $283,325    $367,927    $385,724   $285,231
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.60%       0.43%       0.44%      0.47%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.20%       1.54%       2.05%       2.07%      2.13%
 Portfolio Turnover
  Rate................      91.7%      141.8%       43.4%       22.0%      23.4%

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $20.37      $23.89      $18.33      $16.30     $14.52
Income from Investment
 Operations:
 Net Investment Income      0.01        0.02       (0.01)       0.04       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.82)      (2.73)       7.17        2.99       4.26
                           -----       -----        ----        ----       ----
 Total From Investment
            Operations     (2.81)      (2.71)       7.16        3.03       4.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)         --          --       (0.04)     (0.04)
 Distributions from
  Capital Gains.......     (1.25)      (0.81)      (1.60)      (0.96)     (2.48)
                           -----       -----       -----       -----      -----
   Total Dividends and
         Distributions     (1.27)      (0.81)      (1.60)      (1.00)     (2.52)
                           -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $16.29      $20.37      $23.89      $18.33     $16.30
                          ======      ======      ======      ======     ======
Total Return..........    (14.86)%    (11.71)%     39.50%      18.95%     30.86%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $334,401    $383,139    $379,062    $224,058   $149,182
 Ratio of Expenses to
  Average Net Assets..      0.75%       0.73%       0.77%       0.78%      0.82%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.06%       0.08%      (0.08)%      0.22%      0.29%
 Portfolio Turnover
  Rate................      88.8%       69.1%       89.6%      155.6%     172.6%



/(a) /Effective May 1, 2001, Aggressive Growth Account changed its name to
  Equity Growth Account.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $11.43      $10.26      $11.01      $10.72     $10.31
Income from Investment
 Operations:
 Net Investment Income      0.51        0.69        0.71        0.60       0.66
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32        0.48       (0.74)       0.28       0.41
                            ----        ----       -----        ----       ----
 Total From Investment
            Operations      0.83        1.17       (0.03)       0.88       1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.68)         --       (0.72)      (0.59)     (0.66)
   ----                    -----                   -----       -----      -----
   Total Dividends and
         Distributions     (0.68)         --       (0.72)      (0.59)     (0.66)
   ----                    -----                   -----       -----      -----
Net Asset Value, End
 of Period............    $11.58      $11.43      $10.26      $11.01     $10.72
                          ======      ======      ======      ======     ======
Total Return..........      7.61%      11.40%      (0.29)%      8.27%     10.39%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $193,254    $127,038    $137,787    $141,317    $94,322
 Ratio of Expenses to
  Average Net Assets..      0.49%       0.51%       0.50%       0.50%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.63%       6.33%       6.16%       6.15%      6.37%
 Portfolio Turnover
  Rate................      45.9%        4.3%       19.7%       11.0%       9.0%

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $16.43      $23.56      $20.46      $17.21     $13.79
Income from Investment
 Operations:
 Net Investment Income        --       (0.02)       0.14        0.21       0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (4.19)      (2.29)       3.20        3.45       3.53
                           -----       -----        ----        ----       ----
 Total From Investment
            Operations     (4.19)      (2.31)       3.34        3.66       3.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --       (0.14)      (0.21)     (0.18)
 Distributions from
  Capital Gains.......        --       (4.82)      (0.10)      (0.20)     (0.11)
   ----                                -----       -----       -----      -----
   Total Dividends and
         Distributions        --       (4.82)      (0.24)      (0.41)     (0.29)
   ----                                -----       -----       -----      -----
Net Asset Value, End
 of Period............    $12.24      $16.43      $23.56      $20.46     $17.21
                          ======      ======      ======      ======     ======
Total Return..........    (25.50)%    (10.15)%     16.44%      21.36%     26.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $209,879    $294,762    $345,882    $259,828   $168,160
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.60%       0.45%       0.48%      0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.02%      (0.13)%      0.67%       1.25%      1.34%
 Portfolio Turnover
  Rate................      39.0%       83.5%       65.7%        9.0%      15.4%



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999       1998        1997
                            ----        ----        ----       ----        ----
HIGH YIELD ACCOUNT
------------------
Net Asset Value,
 Beginning of Period..     $6.41       $7.44       $8.06      $8.90       $8.72
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.63        0.66        0.72       0.80        0.76
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (0.58)      (0.99)      (0.58)     (0.85)       0.18
                           -----       -----       -----      -----        ----
 Total From Investment
            Operations      0.05       (0.33)       0.14      (0.05)       0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.67)      (0.70)      (0.76)     (0.79)      (0.76)
                           -----       -----       -----      -----       -----
   Total Dividends and
         Distributions     (0.67)      (0.70)      (0.76)     (0.79)      (0.76)
                           -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............     $5.79       $6.41       $7.44      $8.06       $8.90
                           =====       =====       =====      =====       =====
Total Return..........      0.89%      (4.46)%      1.76%     (0.56)%     10.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,780     $13,078     $13,678    $14,043     $15,837
 Ratio of Expenses to
  Average Net Assets..      0.65%       0.69%       0.67%      0.68%       0.68%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      9.26%       9.15%       8.52%      8.68%       8.50%
 Portfolio Turnover
  Rate................     204.0%      203.0%       93.8%      87.8%       32.0%

                            2001        2000        1999       1998        1997
                            ----        ----        ----       ----        ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $13.90      $15.95      $14.51     $13.90      $13.02
Income from Investment
 Operations:
 Net Investment Income      0.09        0.10        0.48       0.26        0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.46)      (1.48)       3.14       1.11        1.35
                           -----       -----        ----       ----        ----
 Total From Investment
            Operations     (3.37)      (1.38)       3.62       1.37        1.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)      (0.08)      (0.47)     (0.25)      (0.23)
 Distributions from
  Capital Gains.......        --       (0.59)      (1.71)     (0.51)      (0.47)
   ----                                -----       -----      -----       -----
   Total Dividends and
         Distributions     (0.02)      (0.67)      (2.18)     (0.76)      (0.70)
                           -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $10.51      $13.90      $15.95     $14.51      $13.90
                          ======      ======      ======     ======      ======
Total Return..........    (24.27)%     (8.34)%     25.93%      9.98%      12.24%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $145,848    $190,440    $197,235   $153,588    $125,289
 Ratio of Expenses to
  Average Net Assets..      0.92%       0.90%       0.78%      0.77%       0.87%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.78%       0.81%       3.11%      1.80%       1.92%
 Portfolio Turnover
  Rate................      84.3%       99.9%       65.5%      33.9%       22.7%



/(a) /Effective January 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). There was no effect to the per share net investment income or net realized and unrealized gain (loss) on investments for the year ended December 31, 2001. The ratio of net investment income to average net assets decreased by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001      2000/(B)/
                           ----      ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $9.37     $10.00
Income from Investment
 Operations:
 Net Investment Income     0.08       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.48)     (0.63)
                          -----      -----
 Total From Investment
            Operations    (0.40)     (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)     (0.02)
                          -----      -----
   Total Dividends and
         Distributions    (0.04)     (0.02)
                          -----      -----
Net Asset Value, End
 of Period............    $8.93      $9.37
                          =====      =====
Total Return..........    (4.24)%    (6.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,964     $4,883
 Ratio of Expenses to
  Average Net Assets..     1.35%      1.34%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     2.33%      1.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.97%      1.06%/(d)/
 Portfolio Turnover
  Rate................    137.4%      44.0%/(d)/

                           2001       2000          1999      1998/(E)/
                           ----       ----          ----      ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..   $13.87     $16.66         $9.00      $9.97
Income from Investment
 Operations:
 Net Investment Income     0.04      (0.04)        (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.07)     (1.89)         8.41      (0.95)
                          -----      -----          ----      -----
 Total From Investment
            Operations    (3.03)     (1.93)         8.39      (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --            --      (0.03)
 Distributions from
  Capital Gains.......       --      (0.86)        (0.73)        --
  ----                               -----         -----
   Total Dividends and
         Distributions       --      (0.86)        (0.73)     (0.03)
  ----                               -----         -----      -----
Net Asset Value, End
 of Period............   $10.84     $13.87        $16.66      $9.00
                         ======     ======        ======      =====
Total Return..........   (21.85)%   (11.50)%       93.81%    (10.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,674    $50,023       $40,040    $13,075
 Ratio of Expenses to
  Average Net Assets..     1.41%      1.44%         1.32%      1.34%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%     (0.26)%       (0.28)%     0.24%/(d)/
 Portfolio Turnover
  Rate................    123.8%     292.7%        241.2%      60.3%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. International SmallCap Account recognized $.02 net investment income per share and incurred an unrealized loss of $.05 per share from April 16, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001       2000         1999/(E)/
                           ----       ----         ----
LARGECAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $11.67     $13.26         $9.93
Income from Investment
 Operations:
 Net Investment Income    (0.03)     (0.08)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.79)     (1.51)         3.36
                          -----      -----          ----
 Total From Investment
            Operations    (2.82)     (1.59)         3.33
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.01)        --            --
 ----                     -----
   Total Dividends and
         Distributions    (0.01)        --            --
 ----                     -----
Net Asset Value, End
 of Period............    $8.84     $11.67        $13.26
                          =====     ======        ======
Total Return..........   (24.22)%   (11.99)%       32.47%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,445     $7,399        $7,045
 Ratio of Expenses to
  Average Net Assets..     1.17%      1.20%         1.16%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.17%      1.25%         1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.46)%    (0.66)%       (0.47)%/(d)/
 Portfolio Turnover
  Rate................     32.1%      24.3%         39.6%/(d)/

                           2001      2000/(B)/
                           ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.31)     (2.22)
                          -----      -----
 Total From Investment
            Operations    (2.34)     (2.22)
                          -----      -----
Net Asset Value, End
 of Period............    $5.44      $7.78
                          =====      =====
Total Return..........   (30.08)%   (22.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..     1.10%      1.04%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.11%      1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%    (0.22)%/(d)/
 Portfolio Turnover
  Rate................    121.2%     217.6%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Growth Account incurred an unrealized loss of $.07 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001       2000      1999/(C)/
                           ----       ----      ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $9.52     $10.71      $9.83
Income from Investment
 Operations:
 Net Investment Income     0.08       0.10       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.23)     (1.14)      0.97
                          -----      -----       ----
 Total From Investment
            Operations    (1.15)     (1.04)      1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)     (0.10)     (0.07)
 Distributions from
  Capital Gains.......       --      (0.05)     (0.08)
  ----                               -----      -----
   Total Dividends and
         Distributions    (0.08)     (0.15)     (0.15)
                          -----      -----      -----
Net Asset Value, End
 of Period............    $8.29      $9.52     $10.71
                          =====      =====     ======
Total Return..........   (12.10)%    (9.67)%     8.93%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $73,881    $59,626    $46,088
 Ratio of Expenses to
  Average Net Assets..     0.40%      0.40%      0.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.41%      0.46%      0.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.05%      1.01%      1.41%/(e)/
 Portfolio Turnover
  Rate................     10.8%      11.0%       3.8%/(e)/

                           2001       2000       1999        1998/(F)/
                           ----       ----       ----        ----
MICROCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $9.00      $8.07      $8.17       $10.04
Income from Investment
 Operations:
 Net Investment Income       --       0.04       0.02         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17       0.93      (0.11)       (1.86)
                           ----       ----      -----        -----
 Total From Investment
            Operations     0.17       0.97      (0.09)       (1.83)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.04)     (0.01)       (0.04)
  ----                               -----      -----        -----
   Total Dividends and
         Distributions       --      (0.04)     (0.01)       (0.04)
  ----                               -----      -----        -----
Net Asset Value, End
 of Period............    $9.17      $9.00      $8.07        $8.17
                          =====      =====      =====        =====
Total Return..........     1.89%     12.13%     (1.07)%     (18.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,559    $10,397     $6,418       $5,384
 Ratio of Expenses to
  Average Net Assets..     1.30%      1.06%      1.06%        1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       1.20%      1.28%          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.05)%     0.59%      0.22%        0.57%/(e)/
 Portfolio Turnover
  Rate................    127.2%     178.8%      88.9%        55.3%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MicroCap Account recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from April 9, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001        2000       1999       1998           1997
                            ----        ----       ----       ----           ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $34.47      $36.90     $34.37     $35.47         $29.74
Income from Investment
 Operations:
 Net Investment Income      0.24        0.10       0.12       0.22           0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.50)       4.76       4.20       0.94           6.48
                           -----        ----       ----       ----           ----
 Total From Investment
            Operations     (1.26)       4.86       4.32       1.16           6.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)      (0.10)     (0.12)     (0.22)         (0.23)
 Distributions from
  Capital Gains.......     (0.88)      (7.19)     (1.67)     (2.04)         (0.76)
                           -----       -----      -----      -----          -----
   Total Dividends and
         Distributions     (1.12)      (7.29)     (1.79)     (2.26)         (0.99)
                           -----       -----      -----      -----          -----
Net Asset Value, End
 of Period............    $32.09      $34.47     $36.90     $34.37         $35.47
                          ======      ======     ======     ======         ======
Total Return..........     (3.71)%     14.59%     13.04%      3.69%         22.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $278,707    $286,681   $262,350   $259,470       $224,630
 Ratio of Expenses to
  Average Net Assets..      0.62%       0.62%      0.61%      0.62%          0.64%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.77%       0.28%      0.32%      0.63%          0.79%
 Portfolio Turnover
  Rate................      73.6%      139.6%      79.6%      26.9%           7.8%

                            2001        2000       1999      1998/(B)/
                            ----        ----       ----      ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $10.46      $10.66      $9.65      $9.94
Income from Investment
 Operations:
 Net Investment Income     (0.05)       0.02       0.02      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.68)       0.77       1.01      (0.28)
                           -----        ----       ----      -----
 Total From Investment
            Operations     (1.73)       0.79       1.03      (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --       (0.02)     (0.02)        --
 Distributions from
  Capital Gains.......     (0.24)      (0.97)        --         --
   ----                    -----       -----
   Total Dividends and
         Distributions     (0.24)      (0.99)     (0.02)        --
   ----                    -----       -----      -----
Net Asset Value, End
 of Period............     $8.49      $10.46     $10.66      $9.65
                           =====      ======     ======      =====
Total Return..........    (16.92)%      8.10%     10.67%     (3.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,838     $25,924    $14,264     $8,534
 Ratio of Expenses to
  Average Net Assets..      0.97%       0.96%      0.96%      1.27%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --        1.01%      1.09%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.66)%      0.27%      0.26%     (0.14)%/(d)/
 Portfolio Turnover
  Rate................      55.2%      161.9%      74.1%      91.9%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(b) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MidCap Growth Account recognized $.01 net investment income per share and incurred an unrealized loss of $.07 per share from April 23, 1998 through April 30, 1998.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001      2000/(C)/
                           ----      ----
MIDCAP GROWTH EQUITY ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $8.13     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.04)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.19)     (1.87)
                          -----      -----
 Total From Investment
            Operations    (2.23)     (1.87)
                          -----      -----
Net Asset Value, End
 of Period............    $5.90      $8.13
                          =====      =====
Total Return..........   (27.43)%   (18.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,061     $5,031
 Ratio of Expenses to
  Average Net Assets..     1.10%      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.35%      1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.81)%    (0.31)%/(e)/
 Portfolio Turnover
  Rate................    309.1%     246.9%/(e)/

                           2001       2000         1999/(F)/
                           ----       ----         ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $12.57     $11.11        $10.09
Income from Investment
 Operations:
 Net Investment Income     0.01         --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.35)      3.12          1.24
                          -----       ----          ----
 Total From Investment
            Operations    (0.34)      3.12          1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        --         (0.02)
 Distributions from
  Capital Gains.......    (0.54)     (1.66)        (0.22)
                          -----      -----         -----
   Total Dividends and
         Distributions    (0.55)     (1.66)        (0.24)
                          -----      -----         -----
Net Asset Value, End
 of Period............   $11.68     $12.57        $11.11
                         ======     ======        ======
Total Return..........    (2.58)%    31.05%        10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,778     $7,739        $5,756
 Ratio of Expenses to
  Average Net Assets..     1.36%      1.20%         1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       1.29%         1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%      0.02%         0.30%/(e)/
 Portfolio Turnover
  Rate................    208.8%     233.2%        154.0%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2001       2000       1999       1998          1997
                            ----       ----       ----       ----          ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000        $1.000
Income from Investment
 Operations:
 Net Investment Income     0.039      0.059      0.048      0.051         0.051
                           -----      -----      -----      -----         -----
 Total From Investment
            Operations     0.039      0.059      0.048      0.051         0.051
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.039)    (0.059)    (0.048)    (0.051)       (0.051)
                          ------     ------     ------     ------        ------
   Total Dividends and
         Distributions    (0.039)    (0.059)    (0.048)    (0.051)       (0.051)
                          ------     ------     ------     ------        ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000        $1.000
                          ======     ======     ======     ======        ======
Total Return..........      3.92%      6.07%      4.84%      5.20%         5.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $180,923   $114,710   $120,924    $83,263       $47,315
 Ratio of Expenses to
  Average Net Assets..      0.50%      0.52%      0.52%      0.52%         0.55%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.70%      5.88%      4.79%      5.06%         5.12%

                            2001       2000       1999      1998/(A)/
                            ----       ----       ----      ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $10.29      $8.20      $9.07     $10.01
Income from Investment
 Operations:
 Net Investment Income      0.42       0.44       0.43       0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47       2.09      (0.85)     (0.97)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.89       2.53      (0.42)     (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.41)     (0.44)     (0.45)     (0.29)
                           -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.41)     (0.44)     (0.45)     (0.29)
                           -----      -----      -----      -----
Net Asset Value, End
 of Period............    $10.77     $10.29      $8.20      $9.07
                          ======     ======      =====      =====
Total Return..........      8.75%     30.97%     (4.48)%    (6.56)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,457    $17,261    $10,560    $10,909
 Ratio of Expenses to
  Average Net Assets..      0.92%      0.99%      0.99%      1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.55%      5.29%      4.92%      5.40%/(c)/
 Portfolio Turnover
  Rate................      92.4%      44.7%     101.9%       5.6%/(c)/



/(a) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Real Estate Account recognized $.01 net investment income per share from April 23, 1998 through April 30, 1998.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001       2000       1999      1998/(B)/
                           ----       ----       ----      ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $7.83     $10.74      $8.21     $10.27
Income from Investment
 Operations:
 Net Investment Income       --       0.03         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20      (1.24)      3.52      (2.06)
                           ----      -----       ----      -----
 Total From Investment
            Operations     0.20      (1.21)      3.52      (2.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.02)        --         --
 Distributions from
  Capital Gains.......       --      (1.68)     (0.99)        --
  ----                               -----      -----
   Total Dividends and
         Distributions       --      (1.70)     (0.99)        --
  ----                               -----      -----
Net Asset Value, End
 of Period............    $8.03      $7.83     $10.74      $8.21
                          =====      =====     ======      =====
Total Return..........     2.55%    (11.73)%    43.58%    (20.51)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,493    $30,006    $26,110    $12,094
 Ratio of Expenses to
  Average Net Assets..     1.00%      0.90%      0.91%      0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%     0.28%      0.05%     (0.05)%/(d)/
 Portfolio Turnover
  Rate................    154.5%     135.4%     111.1%      45.2%/(d)/

                           2001       2000       1999      1998/(E)/
                           ----       ----       ----      ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $15.59     $19.56     $10.10      $9.84
Income from Investment
 Operations:
 Net Investment Income    (0.10)     (0.08)     (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.89)     (2.67)      9.70       0.30
                          -----      -----       ----       ----
 Total From Investment
            Operations    (4.99)     (2.75)      9.65       0.26
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......       --      (1.22)     (0.19)        --
  ----                               -----      -----
   Total Dividends and
         Distributions       --      (1.22)     (0.19)        --
  ----                               -----      -----
Net Asset Value, End
 of Period............   $10.60     $15.59     $19.56     $10.10
                         ======     ======     ======     ======
Total Return..........   (32.01)%   (13.91)%    95.69%      2.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $55,966    $68,421    $39,675     $8,463
 Ratio of Expenses to
  Average Net Assets..     1.05%      1.02%      1.05%      1.31%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --       1.02%      1.07%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%    (0.49)%    (0.61)%    (0.80)%/(d)/
 Portfolio Turnover
  Rate................    152.2%      90.8%      98.0%     166.5%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(b) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Account incurred an unrealized gain of $.27 per share from April 9, 1998 through April 30, 1998.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Growth Account incurred an unrealized loss of $.16 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001       2000      1999     1998/(B)/
                           ----       ----      ----     ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $11.26     $10.06     $8.34     $9.84
Income from Investment
 Operations:
 Net Investment Income     0.09       0.13      0.06      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60       2.17      1.72     (1.50)
                           ----       ----      ----     -----
 Total From Investment
            Operations     0.69       2.30      1.78     (1.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)     (0.12)    (0.06)    (0.03)
 Distributions from
  Capital Gains.......    (0.49)     (0.98)       --        --
  ----                    -----      -----
   Total Dividends and
         Distributions    (0.58)     (1.10)    (0.06)    (0.03)
                          -----      -----     -----     -----
Net Asset Value, End
 of Period............   $11.37     $11.26    $10.06     $8.34
                         ======     ======    ======     =====
Total Return..........     6.25%     23.87%    21.45%   (15.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,888    $17,358   $11,080    $6,895
 Ratio of Expenses to
  Average Net Assets..     1.24%      1.16%     1.16%     1.56%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...       --       1.34%     1.44%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.95%      1.31%     0.82%     0.73%/(d)/
 Portfolio Turnover
  Rate................     67.8%     133.0%     89.7%     53.4%/(d)/

                           2001       2000      1999     1998/(E)/
                           ----       ----      ----     ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..   $12.43     $10.90    $10.93     $9.61
Income from Investment
 Operations:
 Net Investment Income     0.25       0.24      0.23      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.70)      1.81      0.02      1.35
                          -----       ----      ----      ----
 Total From Investment
            Operations    (3.45)      2.05      0.25      1.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)     (0.24)    (0.23)    (0.18)
 Distributions from
  Capital Gains.......       --      (0.28)    (0.05)       --
  ----                               -----     -----
   Total Dividends and
         Distributions    (0.25)     (0.52)    (0.28)    (0.18)
                          -----      -----     -----     -----
Net Asset Value, End
 of Period............    $8.73     $12.43    $10.90    $10.93
                          =====     ======    ======    ======
Total Return..........   (27.70)%    19.18%     2.29%    15.36%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,802    $43,725   $30,684   $18,298
 Ratio of Expenses to
  Average Net Assets..     0.62%      0.63%     0.64%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.22%      2.32%     2.52%     2.93%/(d)/
 Portfolio Turnover
  Rate................    104.2%     146.7%     23.0%      9.5%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(b) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Value Account recognized $.01 net investment income per share and incurred an unrealized loss of $.17 per share from April 16, 1998 through April 30, 1998.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Utilities Account recognized $.04 net investment income per share and incurred an unrealized loss of $.43 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and
Shareholders
Principal Variable Contracts Fund,
Inc.


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. [comprised of the Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (formerly Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts] as of December 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. As to certain securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting Principal Variable Contracts Fund, Inc. at December 31, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





 \s\ Ernst & Young LLP

Des Moines, Iowa
January 25, 2002

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

 James D. Davis                Attorney. Vice President, Deere and Company,
 Director since 1974           Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

 Pamela A. Ferguson
 Director since 1993
 Member Audit and
 Nominating Committee    Professor of Mathematics, Grinnell College since 1998.
 4112 River Oaks         Prior thereto, President, Grinnell College.
 Drive, Des Moines,
 Iowa
 05/05/43

 Richard W. Gilbert
 Director since 1985
 Member Audit and
 Nominating Committee    President, Gilbert Communications, Inc. since 1993.
 5040 Arbor Lane,        Prior thereto, President and Publisher, Pioneer Press.
 #302, Northfield,
 Illinois.
 05/08/40

 William C. Kimball
 Director since 1999     Chairman and CEO, Medicap Pharmacies, Inc. since 1998.
 4700 Westown Parkway,   Prior thereto, President and CEO.
 Suite. 300
 West Des Moines, Iowa
 11/28/47

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO, Barbican Enterprises, Inc. since
 Nominating Committee    1997. President and CEO, Lu San ELITE USA, L.C.
 Member Executive        1985-1998.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice President, Principal Life since 2000;
 John E. Aschenbrenner        Senior Vice President, 1996-2000; Vice President -
 Director since 1998          Individual Markets 1990-1996. Director, Principal
 08/16/49                     Management Corporation and Princor Financial Services
                              Corporation ("Princor").

 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
 Director and            1999. Director and President, Princor and Principal
 President since 1999    Management Corporation since 1999. Prior thereto,
 Member Executive        Second Vice President, Principal Life Insurance
 Committee               Company.
 06/14/52

 Larry D. Zimpleman
 Director and Chairman   Executive Vice President, Principal Life since 2001.
 of the Board since      Senior Vice President,1999-2001. Vice
 December 2001           President,1998-1999. Prior thereto, Vice
 Member Executive        President--Pension
 Committee
 09/07/51                .



The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUNDS           DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ----------------------           -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
 TOTAL FUND COMPLEX                 E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
 PRINCIPAL MUTUAL              JOHN E.               RALPH C.               LARRY D.
 FUNDS-----------           ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 -----                      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
 TOTAL FUND COMPLEX               E                     E                      A

A  None                                                             *Elected to the board on
B  $1 - $10,000                                                      December 11, 2001
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000